UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09102

Name of Fund:  iShares, Inc.

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 08/31/2026

Date of reporting period: 02/28/2026

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares MSCI Taiwan ETF

EWT |NYSE Arca

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Taiwan ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Taiwan ETF	$32	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$8,794,419,225
Number of Portfolio Holdings...
88
Portfolio Turnover Rate...
14%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
69.2%
Financials...
15.7
Industrials...
5.2
Materials...
4.1
Communication Services...
2.7
Consumer Staples...
1.3
Health Care...
1.2
Consumer Discretionary...
0.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Taiwan Semiconductor Manufacturing Co. Ltd...
22.0%
MediaTek, Inc...
4.6
Hon Hai Precision Industry Co. Ltd...
4.6
Delta Electronics, Inc...
4.5
ASE Technology Holding Co. Ltd...
2.4
CTBC Financial Holding Co. Ltd...
1.8
Elite Material Co. Ltd...
1.8
Accton Technology Corp...
1.7
Unimicron Technology Corp...
1.7
Fubon Financial Holding Co. Ltd...
1.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Taiwan ETF

Semi-Annual Shareholder Report — February 28, 2026

EWT-02/26-SAR

iShares Core MSCI Emerging Markets ETF

IEMG |NYSE Arca

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares Core MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Emerging Markets ETF	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$148,815,240,385
Number of Portfolio Holdings...
2,667
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
31.5%
Financials...
19.6
Consumer Discretionary...
10.3
Industrials...
8.6
Materials...
7.9
Communication Services...
7.0
Health Care...
3.8
Consumer Staples...
3.6
Energy...
3.5
Utilities...
2.3
Real Estate...
1.9
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
China...
22.2%
Taiwan...
22.1
South Korea...
17.9
India...
13.8
Brazil...
4.5
South Africa...
4.0
Saudi Arabia...
2.6
Mexico...
1.9
United Arab Emirates...
1.4
Malaysia...
1.3
OtherFootnote Reference(b)...
8.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core MSCI Emerging Markets ETF

Semi-Annual Shareholder Report — February 28, 2026

IEMG-02/26-SAR

iShares Currency Hedged MSCI Emerging Markets ETF

HEEM |Cboe BZX Exchange

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Emerging Markets ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)Footnote Reference(c)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.
Footnote(c)	Rounds to less than 0.01%.

Key Fund statistics

Table Summary
Net Assets...
$240,154,935
Number of Portfolio Holdings...
244
Portfolio Turnover Rate...
3%

What did the Fund invest in?

(as of February 28, 2026)

Portfolio composition

Sector allocation (of the underlying fund) Footnote Reference(a)

Table Summary
Asset Type	Percent of Net Assets
Investment Companies...
99.9%
Short-Term Securities...
0.2
Forward foreign currency exchange contracts, net cumulative depreciation...
(0.4)
Other Assets Less Liabilities...
0.3
Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(b)
Information Technology...
33.2%
Financials...
20.8
Consumer Discretionary...
10.3
Communication Services...
7.6
Materials...
7.5
Industrials...
7.3
Energy...
3.7
Consumer Staples...
3.3
Health Care...
2.9
Utilities...
2.2
Real Estate...
1.2
Footnote	Description
Footnote(a)	The Underlying Fund is iShares MSCI Emerging Markets ETF.
Footnote(b)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Currency Hedged MSCI Emerging Markets ETF

Semi-Annual Shareholder Report — February 28, 2026

HEEM-02/26-SAR

iShares MSCI Emerging Markets ETF

EEM |NYSE Arca

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets ETF	$40	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$30,223,755,862
Number of Portfolio Holdings...
1,225
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
33.2%
Financials...
20.8
Consumer Discretionary...
10.3
Communication Services...
7.6
Materials...
7.5
Industrials...
7.3
Energy...
3.7
Consumer Staples...
3.3
Health Care...
2.9
Utilities...
2.2
Real Estate...
1.2
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
China...
23.8%
Taiwan...
22.1
South Korea...
18.2
India...
12.9
Brazil...
4.7
South Africa...
4.0
Saudi Arabia...
2.6
Mexico...
2.0
United Arab Emirates...
1.4
Malaysia...
1.1
OtherFootnote Reference(b)...
7.2
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Emerging Markets ETF

Semi-Annual Shareholder Report — February 28, 2026

EEM-02/26-SAR

iShares MSCI Australia ETF

EWA |NYSE Arca

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Australia ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Australia ETF	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,437,775,611
Number of Portfolio Holdings...
48
Portfolio Turnover Rate...
3%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
42.4%
Materials...
24.0
Consumer Discretionary...
6.2
Health Care...
5.6
Industrials...
5.3
Real Estate...
4.8
Energy...
3.7
Consumer Staples...
3.4
Communication Services...
1.9
Utilities...
1.6
Information Technology...
1.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Commonwealth Bank of Australia...
14.0%
BHP Group Ltd...
13.9
National Australia Bank Ltd...
7.2
Westpac Banking Corp...
7.0
ANZ Group Holdings Ltd...
5.8
Wesfarmers Ltd...
4.3
Macquarie Group Ltd...
3.7
CSL Ltd...
3.4
Rio Tinto Ltd...
3.0
Goodman Group...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Australia ETF

Semi-Annual Shareholder Report — February 28, 2026

EWA-02/26-SAR

iShares MSCI Japan ETF

EWJ |NYSE Arca

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Japan ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan ETF	$27	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$20,311,573,641
Number of Portfolio Holdings...
182
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
26.8%
Financials...
17.5
Consumer Discretionary...
16.0
Information Technology...
14.5
Health Care...
6.4
Communication Services...
6.1
Consumer Staples...
4.3
Materials...
3.7
Real Estate...
2.5
Utilities...
1.1
Energy...
1.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Toyota Motor Corp...
4.4%
Mitsubishi UFJ Financial Group, Inc...
4.0
Hitachi Ltd...
2.9
Sony Group Corp...
2.7
Sumitomo Mitsui Financial Group, Inc...
2.7
Advantest Corp...
2.6
Tokyo Electron Ltd...
2.4
Mizuho Financial Group, Inc...
2.1
Mitsubishi Corp...
2.1
Mitsubishi Heavy Industries Ltd...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Japan ETF

Semi-Annual Shareholder Report — February 28, 2026

EWJ-02/26-SAR

iShares MSCI Mexico ETF

EWW |NYSE Arca

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Mexico ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Mexico ETF	$28	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$2,653,392,681
Number of Portfolio Holdings...
43
Portfolio Turnover Rate...
5%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Materials...
25.9%
Consumer Staples...
24.6
Financials...
17.6
Industrials...
12.8
Communication Services...
9.8
Real Estate...
7.8
Consumer Discretionary...
1.0
Health Care...
0.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Grupo Mexico SAB de CV, Series B...
14.2%
Grupo Financiero Banorte SAB de CV, Class O...
10.2
America Movil SAB de CV, Series B...
8.1
Fomento Economico Mexicano SAB de CV...
6.5
Wal-Mart de Mexico SAB de CV...
5.6
Industrias Penoles SAB de CV...
4.9
Cemex SAB de CV, CPO, NVS...
4.5
Grupo Aeroportuario del Pacifico SAB de CV, Class B...
4.0
Grupo Aeroportuario del Sureste SAB de CV, Class B...
2.8
Arca Continental SAB de CV...
2.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Mexico ETF

Semi-Annual Shareholder Report — February 28, 2026

EWW-02/26-SAR

iShares MSCI Israel ETF

EIS |NYSE Arca

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Israel ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Israel ETF	$31	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$848,657,447
Number of Portfolio Holdings...
117
Portfolio Turnover Rate...
10%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
35.2%
Information Technology...
19.4
Industrials...
10.3
Health Care...
10.0
Real Estate...
8.8
Utilities...
5.5
Communication Services...
2.7
Consumer Discretionary...
2.6
Consumer Staples...
2.1
Energy...
1.9
Materials...
1.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Teva Pharmaceutical Industries Ltd., ADR...
9.8%
Bank Leumi Le-Israel BM...
9.1
Bank Hapoalim BM...
8.0
Elbit Systems Ltd...
5.5
Israel Discount Bank Ltd., Class A...
3.7
Tower Semiconductor Ltd...
3.6
Check Point Software Technologies Ltd...
3.3
Nova Ltd...
3.3
Mizrahi Tefahot Bank Ltd...
3.0
Phoenix Financial Ltd...
3.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Israel ETF

Semi-Annual Shareholder Report — February 28, 2026

EIS-02/26-SAR

iShares MSCI Turkey ETF

TUR |NASDAQ

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Turkey ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Turkey ETF	$30	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$346,331,563
Number of Portfolio Holdings...
80
Portfolio Turnover Rate...
5%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
30.0%
Financials...
22.6
Consumer Staples...
12.2
Materials...
10.8
Consumer Discretionary...
6.6
Energy...
5.0
Real Estate...
4.4
Communication Services...
3.5
Utilities...
3.3
Health Care...
1.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Aselsan Elektronik Sanayi Ve Ticaret A.S...
10.5%
BIM Birlesik Magazalar A.S...
7.2
Akbank TAS...
6.7
Turkiye Petrol Rafinerileri A.S...
5.0
Turk Hava Yollari AO...
3.7
KOC Holding A.S...
3.6
Turkiye Is Bankasi A.S., Class C...
3.5
Yapi ve Kredi Bankasi A.S...
3.5
Turkcell Iletisim Hizmetleri A.S...
3.5
Destek Finans Faktoring A.S...
3.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Turkey ETF

Semi-Annual Shareholder Report — February 28, 2026

TUR-02/26-SAR

iShares MSCI USA Equal Weighted ETF

EUSA |NYSE Arca

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI USA Equal Weighted ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Equal Weighted ETF	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,578,318,908
Number of Portfolio Holdings...
540
Portfolio Turnover Rate...
18%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
16.6%
Information Technology...
16.5
Financials...
15.5
Health Care...
11.2
Consumer Discretionary...
9.1
Consumer Staples...
5.9
Utilities...
5.7
Real Estate...
5.6
Materials...
5.0
Communication Services...
4.6
Energy...
4.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Keysight Technologies, Inc...
0.2%
Dell Technologies, Inc., Class C...
0.2
Block, Inc., Class A...
0.2
Omnicom Group, Inc...
0.2
Axon Enterprise, Inc...
0.2
Netflix, Inc...
0.2
Texas Pacific Land Corp...
0.2
Verisk Analytics, Inc., Class A...
0.2
Coherent Corp...
0.2
Occidental Petroleum Corp...
0.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Equal Weighted ETF

Semi-Annual Shareholder Report — February 28, 2026

EUSA-02/26-SAR

iShares Emerging Markets Equity Factor ETF

EMGF |Cboe BZX Exchange

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares Emerging Markets Equity Factor ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Equity Factor ETF	$14	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,695,734,926
Number of Portfolio Holdings...
572
Portfolio Turnover Rate...
9%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
31.3%
Financials...
20.2
Consumer Discretionary...
11.7
Industrials...
8.1
Communication Services...
8.1
Materials...
5.7
Consumer Staples...
4.4
Energy...
4.0
Utilities...
2.6
Health Care...
2.5
Real Estate...
1.4
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
China...
22.6%
Taiwan...
21.3
South Korea...
20.7
India...
13.5
Brazil...
4.1
South Africa...
3.2
United Arab Emirates...
2.5
Saudi Arabia...
1.9
Mexico...
1.7
Indonesia...
1.1
OtherFootnote Reference(b)...
7.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Emerging Markets Equity Factor ETF

Semi-Annual Shareholder Report — February 28, 2026

EMGF-02/26-SAR

iShares MSCI Emerging Markets ex China ETF

EMXC |NASDAQ

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Emerging Markets ex China ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets ex China ETF	$15	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$18,126,854,800
Number of Portfolio Holdings...
644
Portfolio Turnover Rate...
8%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
40.7%
Financials...
21.6
Industrials...
8.0
Materials...
7.9
Consumer Discretionary...
5.0
Energy...
3.9
Communication Services...
3.7
Consumer Staples...
3.4
Utilities...
2.3
Health Care...
2.3
Real Estate...
1.2
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Taiwan...
29.0%
South Korea...
23.9
India...
17.0
Brazil...
6.1
South Africa...
5.2
Saudi Arabia...
3.4
Mexico...
2.6
United Arab Emirates...
1.9
Malaysia...
1.6
Thailand...
1.3
OtherFootnote Reference(b)...
8.0
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Emerging Markets ex China ETF

Semi-Annual Shareholder Report — February 28, 2026

EMXC-02/26-SAR

iShares MSCI Austria ETF

EWO |NYSE Arca

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Austria ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Austria ETF	$27	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$142,690,926
Number of Portfolio Holdings...
23
Portfolio Turnover Rate...
7%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
47.2%
Industrials...
16.8
Materials...
11.2
Energy...
10.0
Utilities...
7.3
Real Estate...
4.4
Information Technology...
3.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Erste Group Bank AG...
21.7%
BAWAG Group AG...
12.3
OMV AG...
10.0
voestalpine AG...
4.9
Verbund AG...
4.7
ANDRITZ AG...
4.6
Raiffeisen Bank International AG...
4.6
Vienna Insurance Group AG Wiener Versicherung Gruppe...
4.5
Wienerberger AG, Bearer...
4.2
UNIQA Insurance Group AG...
4.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Austria ETF

Semi-Annual Shareholder Report — February 28, 2026

EWO-02/26-SAR

iShares MSCI Netherlands ETF

EWN |NYSE Arca

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Netherlands ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Netherlands ETF	$27	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$327,114,258
Number of Portfolio Holdings...
58
Portfolio Turnover Rate...
13%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
30.7%
Financials...
21.4
Industrials...
13.3
Consumer Staples...
13.0
Consumer Discretionary...
6.9
Communication Services...
5.3
Materials...
3.8
Health Care...
3.1
Energy...
1.7
Real Estate...
0.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
ASML Holding N.V...
22.7%
ING Groep N.V...
8.0
Prosus N.V., Class N...
6.3
Koninklijke Ahold Delhaize N.V...
4.2
ASM International N.V...
3.9
Adyen N.V...
2.9
AerCap Holdings N.V...
2.8
Heineken N.V...
2.7
Koninklijke Philips N.V...
2.6
Universal Music Group N.V...
2.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Netherlands ETF

Semi-Annual Shareholder Report — February 28, 2026

EWN-02/26-SAR

iShares MSCI Eurozone ETF

EZU |Cboe BZX Exchange

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Eurozone ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Eurozone ETF	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$10,175,878,892
Number of Portfolio Holdings...
228
Portfolio Turnover Rate...
2%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.4%
Industrials...
21.3
Information Technology...
13.2
Consumer Discretionary...
9.4
Utilities...
7.0
Health Care...
6.3
Consumer Staples...
6.1
Communication Services...
4.1
Materials...
3.9
Energy...
3.5
Real Estate...
0.8
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
France...
29.5%
Germany...
26.5
Netherlands...
14.6
Spain...
10.8
Italy...
9.1
Belgium...
3.2
Finland...
2.4
Ireland...
1.2
Austria...
1.0
Sweden...
0.8
OtherFootnote Reference(b)...
0.9
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Eurozone ETF

Semi-Annual Shareholder Report — February 28, 2026

EZU-02/26-SAR

iShares MSCI Italy ETF

EWI |NYSE Arca

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Italy ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Italy ETF	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$676,738,576
Number of Portfolio Holdings...
28
Portfolio Turnover Rate...
8%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
50.1%
Utilities...
19.6
Consumer Discretionary...
9.8
Industrials...
8.7
Energy...
6.7
Communication Services...
2.2
Health Care...
1.3
Consumer Staples...
1.0
Materials...
0.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
UniCredit SpA...
16.4%
Enel SpA...
13.4
Intesa Sanpaolo SpA...
13.1
Eni SpA...
4.8
Prysmian SpA...
4.5
Generali...
4.4
Ferrari N.V...
4.4
Leonardo SpA...
4.2
BPER Banca SpA...
3.3
Banca Monte dei Paschi di Siena SpA...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Italy ETF

Semi-Annual Shareholder Report — February 28, 2026

EWI-02/26-SAR

iShares MSCI Switzerland ETF

EWL |NYSE Arca

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Switzerland ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Switzerland ETF	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,751,258,328
Number of Portfolio Holdings...
42
Portfolio Turnover Rate...
6%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
40.4%
Financials...
17.5
Consumer Staples...
15.3
Industrials...
11.4
Materials...
6.5
Consumer Discretionary...
5.4
Communication Services...
1.4
Real Estate...
0.9
Information Technology...
0.8
Utilities...
0.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Roche Holding AG, NVS...
15.4%
Novartis AG, Registered...
14.7
Nestle SA, Registered...
12.9
Zurich Insurance Group AG...
4.6
ABB Ltd., Registered...
4.6
Cie Financiere Richemont SA, Class A, Registered...
4.4
UBS Group AG, Registered...
4.4
Swiss Re AG...
2.6
Lonza Group AG, Registered...
2.5
Holcim AG...
2.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Switzerland ETF

Semi-Annual Shareholder Report — February 28, 2026

EWL-02/26-SAR

iShares MSCI Global Metals & Mining Producers ETF

PICK |Cboe BZX Exchange

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Metals & Mining Producers ETF	$26	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$2,074,799,761
Number of Portfolio Holdings...
248
Portfolio Turnover Rate...
5%

What did the Fund invest in?

(as of February 28, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Diversified Metals & Mining...
50.4%
Steel...
25.2
Copper...
14.4
Aluminum...
5.7
Precious Metals & Minerals...
4.3
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Australia...
21.4%
United Kingdom...
15.7
United States...
14.4
Canada...
7.7
Japan...
6.2
India...
4.7
South Africa...
4.5
Brazil...
4.3
China...
4.2
Mexico...
2.3
OtherFootnote Reference(b)...
14.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Global Metals & Mining Producers ETF

Semi-Annual Shareholder Report — February 28, 2026

PICK-02/26-SAR

(b)     Not Applicable
Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments
              (a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
February 28, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares, Inc.
iShares MSCI Taiwan ETF | EWT | NYSE Arca

Page

iShares
®
MSCI Taiwan ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  10 .2%
Chang Hwa Commercial Bank Ltd. ............. 70,581,970 $ 48,742,784
CTBC Financial Holding Co. Ltd. .............. 89,520,325 159,243,943
E.Sun Financial Holding Co. Ltd.
(a)
............. 82,149,010 92,385,065
First Financial Holding Co. Ltd. ................ 71,956,865 68,595,822
Hua Nan Financial Holdings Co. Ltd. ............ 60,287,694 73,214,339
Mega Financial Holding Co. Ltd. ............... 66,189,297 85,148,882
Shanghai Commercial & Savings Bank Ltd. (The) ... 37,376,218 47,749,644
SinoPac Financial Holdings Co. Ltd. ............ 85,574,488 90,269,039
Taiwan Business Bank ..................... 85,100,696 44,590,506
Taiwan Cooperative Financial Holding Co. Ltd. ..... 77,689,020 59,307,147
TS Financial Holding Co. Ltd. ................. 152,226,483 123,922,438
893,169,609
a
Biotechnology  —  0 .7%
PharmaEssentia Corp.
(a)
.................... 2,526,396 58,350,044
a
Chemicals  —  2 .5%
Formosa Chemicals & Fibre Corp.
(a)
............ 35,226,610 56,954,504
Formosa Plastics Corp.
(a)
................... 33,890,518 55,592,691
Nan Ya Plastics Corp. ...................... 36,161,938 104,915,631
217,462,826
a
Communications Equipment  —  1 .7%
Accton Technology Corp. ................... 3,411,000 150,102,033
a
Construction Materials  —  1 .0%
Asia Cement Corp.
(a)
...................... 30,790,136 35,254,540
TCC Group Holdings Co. Ltd.
(a)
............... 60,774,645 51,175,246
86,429,786
a
Consumer Staples Distribution & Retail  —  0 .5%
President Chain Store Corp.
(a)
................ 6,246,215 44,734,323
a
Diversified Telecommunication Services  —  1 .0%
Chunghwa Telecom Co. Ltd. ................. 20,257,648 87,178,160
a
Electrical Equipment  —  1 .8%
Bizlink Holding, Inc. ....................... 1,304,000 57,622,581
Fortune Electric Co. Ltd.
(a)
................... 1,698,980 57,308,708
Teco Electric and Machinery Co. Ltd.
(a)
.......... 15,755,000 41,135,228
Ya Hsin Industrial Co. Ltd.
(b) (c)
................. 6,845,461 2
156,066,519
a
Electronic Equipment, Instruments & Components  —  18 .7%
Chroma ATE, Inc. ......................... 2,233,000 97,031,508
Delta Electronics, Inc. ...................... 8,721,180 393,271,305
E Ink Holdings, Inc.
(a)
...................... 8,042,000 47,599,959
Elite Material Co. Ltd.
(a)
..................... 2,020,000 154,696,984
Gold Circuit Electronics Ltd. .................. 2,461,000 63,929,820
Hon Hai Precision Industry Co. Ltd. ............. 52,945,296 404,967,407
Innolux Corp.
(a)
.......................... 82,270,296 69,818,198
Largan Precision Co. Ltd.
(a)
.................. 775,794 62,179,251
Lotes Co. Ltd.
(a)
.......................... 898,000 50,437,019
Pacific Electric Wire & Cable Co. Ltd.
(b) (c)
......... 197 —
Unimicron Technology Corp. ................. 9,715,617 146,962,970
Yageo Corp.
(a)
........................... 10,943,836 102,513,231
Zhen Ding Technology Holding Ltd. ............. 8,050,072 53,221,980
1,646,629,632
a
Entertainment  —  0 .5%
International Games System Co. Ltd.
(a)
.......... 2,195,000 48,564,639
a
Security Shares Value
a
Financial Services  —  1 .7%
Chailease Holding Co. Ltd. .................. 14,322,304 $ 47,443,856
Yuanta Financial Holding Co. Ltd. .............. 66,954,838 104,339,385
151,783,241
a
Food Products  —  0 .8%
Uni-President Enterprises Corp.
(a)
.............. 29,538,189 68,296,751
a
Industrial Conglomerates  —  0 .4%
Far Eastern New Century Corp.
(a)
.............. 42,714,843 39,290,913
a
Insurance  —  3 .8%
Cathay Financial Holding Co. Ltd.
(a)
............. 48,226,798 122,302,683
Fubon Financial Holding Co. Ltd.
(a)
............. 45,702,419 137,069,477
KGI Financial Holding Co. Ltd. ................ 105,315,460 73,583,695
332,955,855
a
Machinery  —  0 .6%
Airtac International Group ................... 1,285,826 49,197,856
a
Marine Transportation  —  1 .4%
Evergreen Marine Corp. Taiwan Ltd.
(a)
........... 8,906,013 55,891,838
Wan Hai Lines Ltd.
(a)
....................... 9,489,000 23,192,482
Yang Ming Marine Transport Corp.
(a)
............ 23,240,000 42,566,276
121,650,596
a
Metals & Mining  —  0 .6%
China Steel Corp.
(a)
....................... 86,623,977 57,311,572
a
Passenger Airlines  —  0 .8%
China Airlines Ltd.
(a)
....................... 40,538,000 27,090,347
Eva Airways Corp. ........................ 34,155,000 41,353,626
68,443,973
a
Pharmaceuticals  —  0 .6%
Caliway Biopharmaceuticals Co. Ltd.
(c)
.......... 9,546,000 49,204,188
a
Semiconductors & Semiconductor Equipment  —  38 .1%
Alchip Technologies Ltd.
(a)
................... 535,279 58,593,940
ASE Technology Holding Co. Ltd. .............. 17,710,432 213,403,137
ASPEED Technology, Inc. ................... 227,000 70,066,514
eMemory Technology, Inc. ................... 713,000 56,703,734
Global Unichip Corp.
(a)
..................... 820,000 71,805,743
Globalwafers Co. Ltd.
(a)
..................... 3,071,000 44,229,173
Hon Precision, Inc. ........................ 461,000 71,699,673
Jentech Precision Industrial Co. Ltd.
(a)
........... 731,000 71,284,576
King Yuan Electronics Co. Ltd.
(a)
............... 7,343,000 75,556,138
MediaTek, Inc. ........................... 6,592,175 406,075,081
Novatek Microelectronics Corp.
(a)
.............. 4,509,544 56,308,924
Realtek Semiconductor Corp.
(a)
............... 3,694,063 56,537,435
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 30,903,467 1,928,319,531
United Microelectronics Corp. ................ 59,323,501 122,731,763
Vanguard International Semiconductor Corp.
(a)
..... 11,884,539 50,383,292
3,353,698,654
a
Specialty Retail  —  0 .6%
Hotai Motor Co. Ltd.
(a)
...................... 2,775,500 51,850,142
a
Technology Hardware, Storage & Peripherals  —  10 .4%
Advantech Co. Ltd.
(a)
...................... 4,807,021 50,980,559
Asia Vital Components Co. Ltd. ............... 2,205,000 121,245,106
Asustek Computer, Inc.
(a)
.................... 4,374,857 73,926,712
Catcher Technology Co. Ltd.
(a)
................ 6,840,743 41,775,646
Compal Electronics, Inc.
(a)
................... 45,758,554 45,905,716
Gigabyte Technology Co. Ltd.
(a)
............... 6,014,000 45,570,829
Inventec Corp.
(a)
......................... 30,439,868 44,587,302
King Slide Works Co. Ltd.
(a)
.................. 502,000 54,022,784

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Taiwan ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Lite-On Technology Corp. ................... 13,520,071 $ 73,798,619
Pegatron Corp. .......................... 20,543,037 48,082,253
Quanta Computer, Inc.
(a)
.................... 14,354,240 131,731,625
Wistron Corp.
(a)
.......................... 17,803,000 76,056,620
Wiwynn Corp.
(a)
.......................... 884,000 111,093,346
918,777,117
a
Transportation Infrastructure  —  0 .3%
Taiwan High Speed Rail Corp.
(a)
............... 27,563,000 23,854,257
a
Wireless Telecommunication Services  —  1 .1%
Far EasTone Telecommunications Co. Ltd.
(a)
....... 16,461,259 48,377,857
Taiwan Mobile Co. Ltd.
(a)
.................... 14,989,609 51,524,449
99,902,306
a
Total Long-Term Investments — 99.8%
(Cost: $ 3,456,268,156 ) ............................... 8,774,904,992
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  9 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 864,615,853 $ 865,048,161
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(d) (e)
............................ 5,417,166 5,417,166
a
Total Short-Term Securities — 9.9%
(Cost: $ 870,443,733 ) ................................ 870,465,327
Total Investments — 109.7%
(Cost: $ 4,326,711,889 ) ............................... 9,645,370,319
Liabilities in Excess of Other Assets — ( 9 .7 ) % ............... (850,951,094)
Net Assets — 100.0% ................................. $ 8,794,419,225
(a)
All or a portion of this security is on loan.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 619,294,919 $ 245,749,490
(a)
$ — $ 34,242 $ (30,490) $ 865,048,161 864,615,853 $ 4,077,478
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 4,560,000 857,166
(a)
— — — 5,417,166 5,417,166 90,460 —
$ — $ 34,242 $ (30,490)
$ 870,465,327
$ 4,167,938 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE Taiwan Index ................................................................... 142 03/30/26 $ 15,852 $ (24,510)

iShares
®
MSCI Taiwan ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
5
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 24,510 $ — $ — $ — $ 24,510
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 3,418,103 $ — $ — $ — $ 3,418,103
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 326,525 $ — $ — $ — $ 326,525
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 9,021,455
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 92,385,065  $ 8,682,519,925  $ 2  $ 8,774,904,992
Short-Term Securities
Money Market Funds ...................................... 870,465,327  —  —  870,465,327
$ 962,850,392  $ 8,682,519,925  $ 2  $ 9,645,370,319
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (24,510) $ —  $ —  $ (24,510)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Semi-Annual Financial Statements and Additional Information
Statement of Assets and Liabilities
(unaudited)
February 28, 2026
See notes to financial statements.
iShares
MSCI Taiwan ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 8,774,904,992
Investments, at value — affiliated
(c)
....................................................................................... 870,465,327
Cash ........................................................................................................... 299,096
Cash pledged:
Futures contracts ................................................................................................. 1,105,000
Foreign currency, at value
(d)
............................................................................................ 120,536,537
Receivables:
Investments sold ................................................................................................. 327,874,129
Securities lending income — affiliated ................................................................................... 865,837
Capital shares sold ................................................................................................ 123,494,646
Dividends — unaffiliated ............................................................................................ 223,054
Dividends — affiliated .............................................................................................. 10,934
Total assets ......................................................................................................
10,219,779,552
LIABILITIES
Collateral on securities loaned .......................................................................................... 865,073,119
Payables:
Investments purchased ............................................................................................. 555,998,344
Foreign taxes .................................................................................................... 502,861
Investment advisory fees ............................................................................................ 3,274,115
Variation margin on futures contracts .................................................................................... 511,888
Total liabilities .....................................................................................................
1,425,360,327
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 8,794,419,225
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 3,523,289,009
Accumulated earnings ............................................................................................... 5,271,130,216
NET ASSETS .....................................................................................................
$ 8,794,419,225
NET ASSET VALUE
Shares outstanding ................................................................................................. 115,700,000
Net asset value .................................................................................................... $ 76.01
Shares authorized .................................................................................................. 900 million
Par value ........................................................................................................ $                    0.001
(a)
Securities loaned, at value .......................................................................................... $ 794,309,043
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 3,456,268,156
(c)
Investments, at cost — affiliated ....................................................................................... $ 870,443,733
(d)
  Foreign currency, at cost ............................................................................................ $ 120,474,914

Statement of Operations
Statement of Operations
(unaudited)
Six Months Ended February 28, 2026
See notes to financial statements.
iShares
MSCI Taiwan ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 21,412,458
Dividends — affiliated .............................................................................................. 90,460
Interest — unaffiliated .............................................................................................. 26,123
Securities lending income — affiliated — net
(a)
.............................................................................. 4,077,478
Foreign taxes withheld ............................................................................................. (5,033,693)
Total investment income ..............................................................................................
20,572,826
EXPENSES
Investment advisory ............................................................................................... 19,277,522
Commitment costs ................................................................................................ 20,439
Interest expense ................................................................................................. 4
Total expenses .................................................................................................... 19,297,965
Net investment income ...............................................................................................
1,274,861
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... 96,256,984
Investments — affiliated ........................................................................................... 34,242
Foreign currency transactions ....................................................................................... (345,172)
Futures contracts ............................................................................................... 3,418,103
99,364,157
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... 2,087,277,162
Investments — affiliated ........................................................................................... (30,490)
Foreign currency translations ....................................................................................... (41,282)
Futures contracts ............................................................................................... 326,525
2,087,531,915
Net realized and unrealized gain ........................................................................................
2,186,896,072
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 2,188,170,933
(a)
Net of securities lending income tax paid of ............................................................................... $ 987,585

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI Taiwan ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................................... $ 1,274,861  $ 131,182,595
Net realized gain ............................................................................... 99,364,157  177,753,356
Net change in unrealized appreciation (depreciation) ....................................................... 2,087,531,915  308,801,322
Net increase in net assets resulting from operations ..........................................................
2,188,170,933  617,737,273
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................
(305,270,570)
(b)
(176,076,345)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................
815,939,429  420,414,641
NET ASSETS
Total increase in net assets .......................................................................... 2,698,839,792  862,075,569
Beginning of period ...............................................................................
6,095,579,433  5,233,503,864
End of period ...................................................................................
$ 8,794,419,225  $ 6,095,579,433
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Taiwan ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period .......
$ 58.72  $ 53.95  $ 45.77  $ 50.47  $ 64.79  $ 44.08
Net investment income
(a)
............... 0 .01  1 .31  1 .12  1 .31  1 .60  1 .22
Net realized and unrealized gain (loss)
(b)
.....
20.10  5 .18  12.59  1 .55  (14.16) 20.46
Net increase (decrease) from investment
operations .........................
20.11  6 .49  13.71  2 .86  (12.56) 21.68
Distributions
(c)
– – – – – –
From net investment income ............ ( 1 .02 )
(d)
( 1 .21 ) ( 1 .79 ) ( 2 .37 ) ( 1 .39 ) ( 0 .97 )
From net realized gains ................ ( 1 .80 ) ( 0 .51 ) ( 3 .74 ) ( 5 .19 ) ( 0 .37 ) —
Total distributions .....................
( 2 .82 ) ( 1 .72 ) ( 5 .53 ) ( 7 .56 ) ( 1 .76 ) ( 0 .97 )
Net asset value, end of period ............
$ 76.01  $ 58.72  $ 53.95  $ 45.77  $ 50.47  $ 64.79
Total Return
(e)
– – – – – –
Based on net asset value ................
35.43%
(f)
12.39% 32.85% 7 .17% (19.96) % 49.79%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .55%
(h)
0 .59% 0 .59% 0 .59% 0 .58% 0 .57%
Net investment income ..................
0 .04%
(h)
2 .43% 2 .29% 2 .89% 2 .65% 2 .16%
Supplemental Data
Net assets, end of period (000) ............
$ 8,794,419  $ 6,095,579  $ 5,233,504  $ 3,281,992  $ 3,750,151  $ 7,555,064
Portfolio turnover rate
(i)
..................
14% 36% 24% 34% 12% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)

2026
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
MSCI Taiwan ............................................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of the Fund has
approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI Taiwan
Citigroup Global Markets Ltd. .................................... $ 83,513,723  $ (83,513,723) $ —  $ —
Goldman Sachs International .................................... 76,051,178  (76,051,178) —  —
J.P. Morgan Securities PLC ..................................... 144,999,830  (144,999,830) —  —
Macquarie Bank Ltd. .......................................... 6,864,369  (6,864,369) —  —
Merrill Lynch International ...................................... 50,176,771  (50,176,771) —  —
Morgan Stanley ............................................. 412,067,957  (412,067,957) —  —
UBS Europe SE ............................................. 20,635,215  (20,635,215) —  —
$ 794,309,043  $ (794,309,043)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended
February 28, 2026, the Fund paid BTC $1,171,073 for securities lending agent services.
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $2 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7400%
Over $2 billion, up to and including $4 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6900
Over $4 billion, up to and including $8 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6400
Over $8 billion, up to and including $16 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5700
Over $16 billion, up to and including $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5100
Over $24 billion, up to and including $32 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800
Over $32 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4500
Over $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4275

Notes to Financial Statements
(unaudited) (continued)
14
2026
iShares Semi-Annual Financial Statements and Additional Information
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
There were no in-kind transactions for the six months ended February 28, 2026.
8. Income Tax Information
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the
Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal
Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the Fund did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response
iShares ETF Purchases Sales
MSCI Taiwan ........................................................................................... $ 1,527,748,588  $ 995,769,988
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Taiwan .................................................... $ 4,471,651,620  $ 5,267,844,455  $ (94,150,266) $ 5,173,694,189

Notes to Financial Statements
(unaudited) ( continued)
15
Notes to Financial Statements
to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or
China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:

Notes to Financial Statements
(unaudited) (continued)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
02/28/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI Taiwan
Shares sold .......................................................... 11,900,000  $ 815,939,429  32,700,000  $ 1,753,687,518
Shares redeemed ...................................................... —  —  (25,900,000) (1,333,272,877)
11,900,000  $ 815,939,429  6,800,000  $ 420,414,641

Additional Information
17
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Fund from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares, Inc.
iShares Core MSCI Emerging Markets ETF | IEMG | NYSE Arca

Page
2

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Belgium  —  0 .0%
Viohalco SA ............................ 565,990 $ 10,574,157
a
Brazil  —  3 .4%
Allos SA ............................... 4,651,453 29,660,782
Alupar Investimento SA ..................... 2,248,305 15,656,781
Ambev SA ............................. 52,048,189 165,185,611
Aura Minerals, Inc. ........................ 380,145 32,103,245
Auren Energia SA , Class ON ................. 5,192,033 12,011,609
Axia Energia ............................ 13,163,582 157,326,181
Azzas 2154 SA .......................... 1,713,263 8,745,946
B3 SA - Brasil Bolsa Balcao .................. 58,560,676 204,474,027
Banco ABC Brasil SA
(a)
..................... 151,757 796,602
Banco Bradesco SA ....................... 17,636,539 63,197,741
Banco BTG Pactual SA ..................... 13,941,714 166,598,927
Banco do Brasil SA ....................... 18,638,593 97,983,045
BB Seguridade Participacoes SA .............. 7,407,748 50,112,299
Brava Energia
(a)
.......................... 4,276,219 15,548,371
Caixa Seguridade Participacoes SA ............ 5,974,326 20,732,129
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 5,507,379 165,323,428
Cia de Saneamento de Minas Gerais Copasa MG ... 2,583,376 27,564,745
Cia De Sanena Do Parana .................. 2,040,157 17,948,128
Cia Paranaense de Energia - Copel ............ 21,357,264 61,074,318
Cia Siderurgica Nacional SA
(a)
................ 7,305,316 12,283,590
Cogna Educacao SA ...................... 24,469,864 16,706,237
Cosan SA
(a)
............................. 14,505,457 17,797,586
CPFL Energia SA ......................... 1,766,835 17,352,998
Cury Construtora e Incorporadora SA ........... 2,324,255 17,618,365
Cyrela Brazil Realty SA Empreendimentos e
Participacoes .......................... 3,435,861 20,582,325
Dexco SA .............................. 6,601,812 6,979,776
Direcional Engenharia SA ................... 4,639,327 14,769,105
EcoRodovias Infraestrutura e Logistica SA ........ 4,127,656 8,623,270
Embraer SA ............................ 7,910,545 142,610,469
Energisa SA ............................ 3,277,152 34,424,000
Eneva SA
(a)
............................. 10,344,436 43,181,689
Engie Brasil Energia SA .................... 2,345,888 15,411,979
Equatorial SA ........................... 12,941,919 106,307,268
Fleury SA .............................. 4,077,279 13,377,515
GPS Participacoes e Empreendimentos SA
(b)
...... 4,500,176 16,160,780
Grendene SA ........................... 5,896,036 5,865,558
Grupo Mateus SA ........................ 7,353,094 8,204,369
Hapvida Participacoes e Investimentos SA
(a) (b)
..... 3,867,106 7,912,990
Hypera SA ............................. 3,226,722 14,527,015
Iguatemi SA ............................ 3,222,806 18,369,334
Intelbras SA Industria de Telecomunicacao Eletronica
Brasileira ............................ 1,382,663 3,781,320
Inter & Co., Inc. , Class A .................... 2,805,465 24,435,600
IRB-Brasil Resseguros SA
(a)
................. 723,477 8,735,634
JBS N.V. , Class A
(a)
....................... 4,516,896 76,290,373
Klabin SA .............................. 8,486,269 34,034,466
Localiza Rent a Car SA ..................... 10,285,924 101,845,997
Lojas Renner SA ......................... 12,005,233 36,485,230
M Dias Branco SA ........................ 1,099,805 5,020,079
Magazine Luiza SA ....................... 4,266,147 7,780,840
MBRF Global Foods Co. SA ................. 7,662,311 30,909,313
Minerva SA ............................. 7,242,034 7,374,118
Motiva Infraestrutura de Mobilidade SA .......... 11,215,423 36,425,786
MRV Engenharia e Participacoes SA
(a)
.......... 4,690,964 9,370,032
Multiplan Empreendimentos Imobiliarios SA ....... 2,908,952 19,973,688
Natura Cosmeticos SA
(a)
.................... 9,841,511 17,488,767
NU Holdings Ltd. , Class A
(a)
.................. 37,615,921 563,486,497
Security Shares Value
a
Brazil (continued)
Odontoprev SA .......................... 4,364,534 $ 12,464,016
Pagseguro Digital Ltd. , Class A ............... 2,109,198 22,378,591
Petroleo Brasileiro SA - Petrobras .............. 41,763,248 348,101,743
Petroreconcavo SA ....................... 1,894,773 4,553,517
Porto Seguro SA ......................... 2,142,837 21,873,532
PRIO SA
(a)
............................. 9,161,356 97,376,824
Raia Drogasil SA ......................... 14,527,074 71,069,739
Rede D'Or Sao Luiz SA
(b)
................... 9,102,394 71,554,955
Rumo SA .............................. 14,360,899 44,736,869
Sao Martinho SA ......................... 1,919,090 6,723,273
Sendas Distribuidora SA .................... 14,587,616 26,577,262
SIMPAR SA ............................ 2,399,619 5,921,229
SLC Agricola SA ......................... 3,118,867 10,026,125
Smartfit Escola de Ginastica e Danca SA ......... 4,128,192 16,266,357
StoneCo Ltd. , Class A
(a) (c)
................... 2,570,020 43,176,336
Suzano SA ............................. 7,287,320 82,447,003
Telefonica Brasil SA ....................... 8,581,643 72,282,326
TIM SA ............................... 8,743,925 47,587,147
TOTVS SA ............................. 6,129,635 45,244,395
Transmissora Alianca de Energia Eletrica SA ...... 1,668,916 14,382,660
Ultrapar Participacoes SA ................... 8,021,445 40,369,313
Vale SA ............................... 39,700,953 685,134,753
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA ....................... 5,437,195 4,666,665
Vibra Energia SA ......................... 12,063,799 70,408,440
Vivara Participacoes SA .................... 1,655,013 10,056,306
WEG SA .............................. 18,409,740 178,477,339
XP, Inc. , Class A ......................... 4,377,717 94,252,247
5,002,656,835
a
Canada  —  0 .0%
Sigma Lithium Corp.
(a) (c)
.................... 765,547 11,031,532
a
Cayman Islands  —  0 .0%
Patria Investments Ltd. , Class A ............... 863,140 11,324,397
Polaris Group
(a)
.......................... 3,624,025 3,840,510
15,164,907
a
Chile  —  0 .5%
Aguas Andinas SA , Class A .................. 29,120,979 12,312,817
Banco de Chile .......................... 498,327,036 102,780,808
Banco de Credito e Inversiones SA ............. 908,894 62,270,362
Banco Itau Chile SA ....................... 1,013,159 24,263,249
Banco Santander Chile ..................... 734,420,427 63,114,781
CAP SA
(a)
.............................. 1,018,747 8,298,835
Cencosud SA ........................... 14,087,679 44,026,418
Cia Cervecerias Unidas SA .................. 1,706,852 11,517,613
Cia Sud Americana de Vapores SA ............. 167,639,346 9,104,988
Colbun SA ............................. 97,215,998 16,191,156
Empresa Nacional de Telecomunicaciones SA ..... 2,080,877 9,286,836
Empresas CMPC SA ...................... 11,571,711 17,149,945
Empresas Copec SA ...................... 4,179,398 34,499,402
Enel Chile SA ........................... 308,930,342 25,858,651
Engie Energia Chile SA ..................... 5,298,224 9,082,914
Falabella SA ............................ 7,369,354 54,717,909
Inversiones Aguas Metropolitanas SA ........... 7,158,466 8,541,240
Inversiones La Construccion SA ............... 413,468 9,593,830
Latam Airlines Group SA .................... 3,405,452,316 95,697,707
Parque Arauco SA ........................ 7,955,928 37,771,185
Plaza SA .............................. 8,526,679 39,862,557
SMU SA ............................... 40,540,465 7,153,763
Vina Concha y Toro SA ..................... 7,251,538 7,767,686
710,864,652
a

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
China  —  22 .2%
360 Security Technology, Inc. , Class A ........... 5,570,488 $ 10,065,228
361 Degrees International Ltd. ................ 11,933,000 8,603,134
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 2,249,737 8,020,604
3SBio, Inc.
(a) (b)
........................... 20,308,000 57,247,598
AAC Technologies Holdings, Inc. .............. 8,528,500 40,539,185
Abbisko Cayman Ltd.
(a)
..................... 6,208,000 10,060,325
Accelink Technologies Co. Ltd. , Class A .......... 817,000 9,005,351
ACM Research Shanghai, Inc. , Class A .......... 227,114 5,686,157
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 419,233 21,508,514
AECC Aviation Power Co. Ltd. , Class A .......... 1,715,367 14,267,515
Agricultural Bank of China Ltd. , Class A .......... 56,547,835 52,749,462
Agricultural Bank of China Ltd. , Class H .......... 304,733,000 206,333,473
Aier Eye Hospital Group Co. Ltd. , Class A ........ 7,163,093 11,053,153
Air China Ltd. , Class A
(a)
.................... 9,506,100 11,658,374
AK Medical Holdings Ltd.
(b) (c)
................. 7,178,000 5,898,568
Akeso, Inc.
(a) (b) (c)
.......................... 7,218,000 98,335,597
Alibaba Group Holding Ltd. .................. 189,961,004 3,437,674,812
Alibaba Health Information Technology Ltd.
(a)
...... 63,308,000 44,998,190
Aluminum Corp. of China Ltd. , Class A .......... 7,085,600 14,155,232
Aluminum Corp. of China Ltd. , Class H .......... 44,692,000 80,590,784
Amlogic Shanghai Co. Ltd. , Class A
(a)
........... 367,586 5,075,488
Angelalign Technology, Inc.
(b)
................. 852,000 8,194,050
Anhui Conch Cement Co. Ltd. , Class A .......... 1,403,529 5,230,453
Anhui Conch Cement Co. Ltd. , Class H .......... 13,612,500 42,656,436
Anhui Expressway Co. Ltd. , Class H ............ 4,626,000 8,172,013
Anhui Gujing Distillery Co. Ltd. , Class A .......... 342,955 6,054,828
Anhui Gujing Distillery Co. Ltd. , Class B .......... 9,607 85,187
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(a)
................................. 1,924,800 15,349,957
Anker Innovations Technology Co. Ltd. , Class A .... 527,908 7,429,034
ANTA Sports Products Ltd. .................. 13,885,000 150,248,480
Ascentage Pharma Group International
(a) (b)
........ 3,424,600 20,494,440
AsiaInfo Technologies Ltd.
(b) (c)
................ 4,906,400 4,543,439
Atour Lifestyle Holdings Ltd. , ADR ............. 425,383 16,704,790
Autohome, Inc. , ADR ...................... 702,240 13,468,963
Avary Holding Shenzhen Co. Ltd. , Class A ........ 1,710,575 14,664,901
AviChina Industry & Technology Co. Ltd. , Class H ... 31,246,000 16,967,097
BAIC BluePark New Energy Technology Co. Ltd. , Class
A
(a)
................................. 7,650,900 8,898,296
Baidu, Inc. , Class A
(a)
...................... 24,700,462 383,680,568
Bank of Beijing Co. Ltd. , Class A .............. 13,445,106 10,562,703
Bank of Chengdu Co. Ltd. , Class A ............. 3,490,508 8,224,657
Bank of China Ltd. , Class A .................. 24,503,000 18,853,401
Bank of China Ltd. , Class H .................. 779,361,000 461,186,219
Bank of Communications Co. Ltd. , Class A ........ 33,698,243 32,164,340
Bank of Communications Co. Ltd. , Class H ....... 94,671,000 82,853,424
Bank of Hangzhou Co. Ltd. , Class A ............ 4,997,897 11,837,575
Bank of Jiangsu Co. Ltd. , Class A .............. 11,886,208 17,931,051
Bank of Nanjing Co. Ltd. , Class A .............. 8,356,781 13,702,936
Bank of Ningbo Co. Ltd. , Class A .............. 4,174,331 19,037,702
Bank of Shanghai Co. Ltd. , Class A ............. 9,118,165 12,864,855
Baoshan Iron & Steel Co. Ltd. , Class A .......... 11,128,230 11,677,253
Beijing Capital International Airport Co. Ltd. , Class H
(a) (c)
22,262,000 6,646,865
Beijing Enlight Media Co. Ltd. , Class A .......... 2,158,800 6,171,321
Beijing Enterprises Holdings Ltd. .............. 5,094,000 22,909,877
Beijing Enterprises Water Group Ltd. ............ 47,570,000 17,180,904
Beijing Kingsoft Office Software, Inc. , Class A ...... 372,758 16,370,589
Beijing New Building Materials PLC , Class A ...... 1,396,719 5,696,494
Beijing Roborock Technology Co. Ltd. , Class A ..... 314,156 6,541,029
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. ... 4,323,000 4,785,985
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 1,085,131 4,866,668
Security Shares Value
a
China (continued)
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. ,
Class A
(a)
............................. 820,851 $ 4,909,350
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 27,648,501 19,932,577
BeOne Medicines Ltd. , Class H
(a)
.............. 9,558,064 235,954,098
Bestechnic Shanghai Co. Ltd. , Class A .......... 146,449 4,408,181
Bilibili, Inc. , Class Z
(a)
...................... 2,802,377 78,227,362
Black Sesame International Holding Ltd.
(a) (c)
....... 3,207,200 7,784,424
BOC Aviation Ltd.
(b)
....................... 2,150,700 23,884,959
BOC International China Co. Ltd. , Class A ........ 2,981,800 6,213,659
BOE Technology Group Co. Ltd. , Class A ......... 24,384,900 15,905,822
Bosideng International Holdings Ltd. ............ 50,862,000 31,529,861
Brilliance China Automotive Holdings Ltd. ........ 34,204,000 18,184,692
BYD Co. Ltd. , Class A ...................... 3,535,773 45,919,187
BYD Co. Ltd. , Class H ..................... 40,859,300 492,562,800
BYD Electronic International Co. Ltd. ............ 8,723,000 35,792,375
C&D International Investment Group Ltd. ......... 9,239,000 17,865,164
Caitong Securities Co. Ltd. , Class A ............ 7,286,350 9,217,617
Cambricon Technologies Corp. Ltd. , Class A
(a)
..... 286,780 49,123,933
CanSino Biologics, Inc. , Class H
(a) (b)
............ 1,104,600 4,992,468
CGN Mining Co. Ltd.
(c)
..................... 38,200,000 23,952,023
CGN New Energy Holdings Co. Ltd. ............ 20,186,000 6,936,602
CGN Power Co. Ltd. , Class H
(b)
............... 124,029,000 49,775,902
Changchun High-Tech Industry Group Co. Ltd. , Class A 405,142 5,647,825
Changjiang Securities Co. Ltd. , Class A .......... 8,246,728 9,539,391
Changzhou Xingyu Automotive Lighting Systems Co.
Ltd. , Class A .......................... 222,669 4,946,898
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 1,828,271 16,801,679
Chervon Holdings Ltd.
(c)
.................... 2,113,100 6,595,841
China Animal Healthcare Ltd. , NVS
(a) (c) (d)
......... 1,237,000 2
China BlueChemical Ltd. , Class H ............. 21,690,000 8,083,319
China CITIC Bank Corp. Ltd. , Class A ........... 6,890,900 7,228,476
China CITIC Bank Corp. Ltd. , Class H ........... 90,721,000 83,472,084
China CITIC Financial Asset Management Co. Ltd. ,
Class H
(a) (b)
........................... 156,205,000 16,940,215
China Coal Energy Co. Ltd. , Class H ............ 20,691,000 34,361,328
China Communications Services Corp. Ltd. , Class H . 27,580,000 15,656,415
China Conch Venture Holdings Ltd. ............. 15,522,000 26,319,321
China Construction Bank Corp. , Class A ......... 11,825,592 14,802,312
China Construction Bank Corp. , Class H ......... 1,061,717,000 1,080,184,231
China CSSC Holdings Ltd. , Class A ............ 5,146,546 28,301,046
China Datang Corp. Renewable Power Co. Ltd. , Class
H .................................. 29,933,000 7,295,890
China East Education Holdings Ltd.
(b)
........... 5,978,500 4,959,895
China Eastern Airlines Corp. Ltd. , Class A
(a)
....... 13,517,075 11,292,659
China Education Group Holdings Ltd.
(a) (c)
......... 13,334,000 4,916,962
China Energy Engineering Corp. Ltd. , Class A ..... 36,442,644 13,479,122
China Everbright Bank Co. Ltd. , Class A ......... 28,138,282 13,281,935
China Everbright Environment Group Ltd. ........ 39,380,148 25,771,830
China Everbright Ltd.
(c)
..................... 11,120,000 12,482,125
China Feihe Ltd.
(b)
........................ 40,705,000 19,743,153
China Fiber Optic Network System Group Ltd. , NVS
(a) (d)
10,394,800 13
China Foods Ltd. ......................... 14,406,000 7,420,837
China Galaxy Securities Co. Ltd. , Class A ........ 3,665,400 7,793,977
China Galaxy Securities Co. Ltd. , Class H ........ 40,039,500 50,562,989
China Gas Holdings Ltd.
(c)
................... 26,350,800 27,261,874
China Gold International Resources Corp. Ltd. ..... 2,685,100 70,297,647
China Great Wall Securities Co. Ltd. , Class A ...... 4,236,500 6,113,516
China Greatwall Technology Group Co. Ltd. , Class A
(a)
2,644,500 6,386,216
China Hongqiao Group Ltd. .................. 31,356,500 141,432,806
China Huiyuan Juice Group Ltd. , NVS
(a) (d)
......... 10,877,000 14
China International Capital Corp. Ltd. , Class A ..... 2,971,512 14,985,833
China International Capital Corp. Ltd. , Class H
(b)
.... 19,981,600 51,495,808
China Jinmao Holdings Group Ltd. ............. 67,356,000 13,670,330
China Jushi Co. Ltd. , Class A ................. 3,347,805 13,149,108

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
China (continued)
China Lesso Group Holdings Ltd. .............. 13,890,000 $ 12,121,284
China Life Insurance Co. Ltd. , Class A ........... 1,328,166 8,600,425
China Life Insurance Co. Ltd. , Class H .......... 82,494,000 330,934,706
China Literature Ltd.
(a) (b)
.................... 4,436,400 17,873,566
China Longyuan Power Group Corp. Ltd. , Class H .. 28,142,000 27,185,741
China Medical System Holdings Ltd.
(c)
........... 14,511,000 26,970,780
China Mengniu Dairy Co. Ltd. ................ 34,437,000 70,962,220
China Merchants Bank Co. Ltd. , Class A ......... 12,931,492 72,979,580
China Merchants Bank Co. Ltd. , Class H ......... 43,475,464 270,447,732
China Merchants Energy Shipping Co. Ltd. , Class A . 6,338,800 15,004,280
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 4,265,939 6,023,951
China Merchants Port Holdings Co. Ltd. ......... 13,492,270 30,146,085
China Merchants Securities Co. Ltd. , Class A ...... 4,940,441 11,941,007
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 5,615,922 8,105,197
China Minsheng Banking Corp. Ltd. , Class A ...... 22,261,117 12,586,960
China Minsheng Banking Corp. Ltd. , Class H ...... 72,567,220 37,497,800
China Modern Dairy Holdings Ltd.
(c)
............ 42,978,000 7,783,745
China National Building Material Co. Ltd. , Class H ... 41,920,850 36,346,962
China National Chemical Engineering Co. Ltd. , Class A 5,440,322 7,407,797
China National Nuclear Power Co. Ltd. , Class A .... 13,662,009 16,966,417
China National Software & Service Co. Ltd. , Class A
(a)
1,092,080 7,087,553
China Nonferrous Mining Corp. Ltd. ............ 18,542,000 35,441,157
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 2,474,300 22,502,073
China Oilfield Services Ltd. , Class H ............ 17,928,000 23,151,013
China Overseas Grand Oceans Group Ltd. ....... 21,712,500 8,099,314
China Overseas Land & Investment Ltd. ......... 41,107,000 75,096,654
China Overseas Property Holdings Ltd.
(c)
......... 14,685,000 7,980,904
China Pacific Insurance Group Co. Ltd. , Class A .... 4,026,242 23,918,289
China Pacific Insurance Group Co. Ltd. , Class H .... 29,622,400 135,580,512
China Petroleum & Chemical Corp. , Class A ....... 17,730,600 16,703,625
China Petroleum & Chemical Corp. , Class H ...... 252,038,200 175,385,505
China Power International Development Ltd. ...... 43,438,000 18,194,209
China Railway Group Ltd. , Class A ............. 8,325,066 7,641,395
China Railway Group Ltd. , Class H ............. 47,070,000 31,148,446
China Rare Earth Resources And Technology Co. Ltd. ,
Class A
(a)
............................. 1,011,359 9,580,226
China Renewable Energy Investment Ltd.
(a) (d)
...... 8,046 —
China Resources Beer Holdings Co. Ltd. ......... 17,932,000 63,016,956
China Resources Building Materials Technology
Holdings Ltd. .......................... 27,594,000 6,616,991
China Resources Gas Group Ltd. .............. 9,319,300 24,970,985
China Resources Land Ltd. .................. 34,973,777 141,352,489
China Resources Medical Holdings Co. Ltd.
(c)
...... 13,774,500 5,397,011
China Resources Microelectronics Ltd. , Class A .... 889,212 7,385,541
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 7,642,800 46,333,351
China Resources Pharmaceutical Group Ltd.
(b) (c)
.... 18,732,500 10,887,799
China Resources Power Holdings Co. Ltd.
(c)
....... 22,578,000 53,826,719
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 1,356,831 5,711,900
China Risun Group Ltd.
(c)
................... 20,098,000 6,499,468
China Ruyi Holdings Ltd.
(a) (c)
................. 125,287,200 32,522,663
China Shenhua Energy Co. Ltd. , Class A ......... 4,258,029 26,214,611
China Shenhua Energy Co. Ltd. , Class H ......... 37,291,500 213,810,406
China Shineway Pharmaceutical Group Ltd. ....... 5,325,000 6,376,091
China Southern Airlines Co. Ltd. , Class A
(a)
........ 9,469,184 10,136,898
China State Construction Engineering Corp. Ltd. , Class
A .................................. 21,738,419 15,962,781
China State Construction International Holdings Ltd. . 14,750,000 17,518,393
China Taiping Insurance Holdings Co. Ltd. ........ 16,195,708 47,160,738
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 20,653,470 12,521,035
Security Shares Value
a
China (continued)
China Tobacco International HK Co. Ltd. ......... 3,245,000 $ 17,949,579
China Tourism Group Duty Free Corp. Ltd. , Class A .. 1,336,257 15,690,094
China Tower Corp. Ltd. , Class H
(b)
.............. 47,081,600 66,993,609
China Traditional Chinese Medicine Holdings Co. Ltd. 32,674,000 8,429,636
China Travel International Investment Hong Kong
Ltd.
(a) (c)
.............................. 28,826,000 4,888,789
China United Network Communications Ltd. , Class A . 20,865,725 14,950,739
China Vanke Co. Ltd. , Class A
(a)
............... 5,344,468 3,768,614
China Water Affairs Group Ltd.
(c)
............... 10,456,000 7,005,937
China XLX Fertiliser Ltd. .................... 6,532,000 9,876,382
China Yangtze Power Co. Ltd. , Class A .......... 15,418,641 58,509,240
China Youran Dairy Group Ltd.
(a) (b)
............. 12,772,000 8,236,684
China Zheshang Bank Co. Ltd. , Class A .......... 18,716,096 8,126,870
China Zhongwang Holdings Ltd. , NVS
(a) (c) (d)
....... 2,334,641 89,525
Chinasoft International Ltd.
(a)
................. 25,040,000 13,645,256
Chongqing Changan Automobile Co. Ltd. , Class A ... 7,215,964 11,623,247
Chongqing Hongjiu Fruit Co. Ltd. , Class H
(a) (c) (d)
..... 2,296,200 204,279
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 5,856,800 5,540,222
Chongqing Rural Commercial Bank Co. Ltd. , Class H 24,488,000 18,436,271
Chongqing Zhifei Biological Products Co. Ltd. , Class
A
(a)
................................. 2,362,470 5,950,799
Chow Tai Fook Jewellery Group Ltd.
(c)
........... 23,348,200 39,000,191
CIMC Enric Holdings Ltd. ................... 9,558,000 15,613,575
CITIC Ltd. .............................. 43,604,000 69,509,989
CITIC Securities Co. Ltd. , Class A .............. 6,964,489 27,758,609
CITIC Securities Co. Ltd. , Class H ............. 17,893,900 64,050,746
CMOC Group Ltd. , Class A .................. 11,368,933 39,694,280
CMOC Group Ltd. , Class H .................. 42,147,000 129,662,562
CNGR Advanced Material Co. Ltd. , Class A ....... 923,155 7,716,967
CNPC Capital Co. Ltd. , Class A ............... 7,212,658 9,547,981
COFCO Joycome Foods Ltd.
(a) (c)
............... 36,471,000 7,214,572
Consun Pharmaceutical Group Ltd. ............. 5,302,000 12,190,005
Contemporary Amperex Technology Co. Ltd. , Class A 3,012,051 149,746,712
Contemporary Amperex Technology Co. Ltd. , Class H
(c)
1,027,535 64,930,402
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 3,710,200 11,129,221
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 6,001,696 13,121,212
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 30,729,600 59,631,853
COSCO SHIPPING International Hong Kong Co. Ltd. 13,572,000 13,463,524
COSCO SHIPPING Ports Ltd. ................ 17,592,000 14,578,429
Country Garden Services Holdings Co. Ltd. ....... 23,577,000 18,997,594
CRRC Corp. Ltd. , Class A ................... 12,511,300 11,457,165
CRRC Corp. Ltd. , Class H ................... 51,213,000 37,918,087
CSC Financial Co. Ltd. , Class A ............... 3,162,094 10,982,366
CSG Holding Co. Ltd. , Class B ................ 3,734,481 821,026
CSI Solar Co. Ltd. , Class A .................. 2,810,806 5,951,012
CSPC Innovation Pharmaceutical Co. Ltd. , Class A .. 1,345,660 6,474,882
CSPC Pharmaceutical Group Ltd. .............. 89,327,760 112,446,444
CStone Pharmaceuticals
(a) (b) (c)
................ 14,356,500 12,233,088
CT Environmental Group Ltd. , NVS
(a) (c) (d)
......... 33,362,000 43
Damai Entertainment Holdings Ltd.
(a) (c)
........... 139,930,000 14,587,948
Daqin Railway Co. Ltd. , Class A ............... 11,662,919 8,668,560
Daqo New Energy Corp. , ADR
(a) (c)
.............. 529,681 12,775,906
Dongfang Electric Corp. Ltd. , Class A ........... 2,336,024 12,600,741
Dongfeng Motor Group Co. Ltd. , Class H
(a)
........ 24,920,000 31,174,922
Dongxing Securities Co. Ltd. , Class A ........... 5,058,167 10,278,230
Dongyue Group Ltd. ....................... 14,935,000 26,727,357
DPC Dash Ltd.
(a) (c)
........................ 1,077,500 8,814,582
Duality Biotherapeutics, Inc.
(a) (c)
............... 304,400 12,271,077
East Buy Holding Ltd.
(a) (b) (c)
................... 4,912,500 15,945,615
East Money Information Co. Ltd. , Class A ......... 10,677,468 35,018,898
Eastroc Beverage Group Co. Ltd. , Class A ........ 420,730 14,804,133
Ecovacs Robotics Co. Ltd. , Class A ............. 627,800 6,332,678
Empyrean Technology Co. Ltd. , Class A .......... 485,200 7,128,754

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
ENN Energy Holdings Ltd. ................... 8,541,500 $ 74,938,545
ENN Natural Gas Co. Ltd. , Class A ............. 2,448,528 7,274,559
Eoptolink Technology, Inc. Ltd. , Class A .......... 700,346 36,560,108
Eve Energy Co. Ltd. , Class A ................. 1,518,777 13,767,759
Everbright Securities Co. Ltd. , Class A ........... 3,879,486 9,400,391
Everdisplay Optronics Shanghai Co. Ltd. , Class A
(a)
.. 16,422,800 6,241,909
Everest Medicines Ltd.
(a) (b) (c)
.................. 3,238,500 15,681,413
Evergrande Property Services Group Ltd.
(a) (b)
...... 73,591,500 10,883,872
Far East Horizon Ltd. ...................... 21,115,000 20,866,385
Fenbi Ltd.
(a) (c)
............................ 21,166,000 4,072,515
FinVolution Group , Class A , ADR .............. 1,572,530 8,837,619
First Tractor Co. Ltd. , Class H ................ 3,122,000 3,970,798
Focus Media Information Technology Co. Ltd. , Class A 11,884,418 12,233,520
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 3,490,094 18,274,215
Founder Securities Co. Ltd. , Class A ............ 10,204,600 11,413,587
Foxconn Industrial Internet Co. Ltd. , Class A ....... 8,969,925 72,463,787
Fu Shou Yuan International Group Ltd.
(c)
......... 14,186,000 4,800,718
Fufeng Group Ltd. ........................ 18,473,400 19,186,236
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 1,061,047 9,322,137
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 6,937,600 57,570,206
GalaxyCore, Inc. , Class A ................... 1,935,600 4,753,398
Ganfeng Lithium Group Co. Ltd. , Class A ......... 1,085,299 11,546,594
Ganfeng Lithium Group Co. Ltd. , Class H
(b) (c)
...... 5,772,600 50,599,402
GCL Technology Holdings Ltd.
(a)
............... 270,083,000 41,295,544
GD Power Development Co. Ltd. , Class A ........ 13,134,900 9,400,054
GDS Holdings Ltd. , Class A
(a)
................. 12,504,476 64,778,598
Geely Automobile Holdings Ltd. ............... 70,171,000 144,855,389
Genertec Universal Medical Group Co. Ltd.
(b)
...... 14,886,500 11,627,876
Genscript Biotech Corp.
(a)
................... 13,506,000 20,582,142
GF Securities Co. Ltd. , Class A ............... 3,188,030 9,676,679
GF Securities Co. Ltd. , Class H ............... 13,502,400 29,651,909
Giant Biogene Holding Co. Ltd.
(b) (c)
............. 4,363,000 17,763,293
GigaDevice Semiconductor, Inc. , Class A ......... 471,347 20,538,421
Global New Material International Holdings Ltd.
(a) (c)
.. 10,007,000 10,771,021
GoerTek, Inc. , Class A ..................... 2,889,662 11,407,150
Goldwind Science & Technology Co. Ltd. , Class A ... 2,828,937 11,703,139
Goneo Group Co. Ltd. , Class A ............... 543,109 3,444,762
Gotion High-tech Co. Ltd. , Class A ............. 1,510,633 8,323,570
Grand Pharmaceutical Group Ltd.
(c)
............. 16,016,000 16,039,770
Great Wall Motor Co. Ltd. , Class H ............. 26,411,500 43,277,375
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 1,647,450 8,986,584
Greentown China Holdings Ltd.
(c)
.............. 11,929,500 15,926,708
Greentown Management Holdings Co. Ltd.
(b) (c)
..... 10,588,000 3,819,874
Greentown Service Group Co. Ltd. ............. 16,124,000 8,969,078
Guangdong Haid Group Co. Ltd. , Class A ........ 1,406,820 11,238,812
Guangdong Investment Ltd. .................. 32,984,000 32,128,755
Guangzhou Automobile Group Co. Ltd. , Class A .... 5,576,299 6,533,744
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd. , Class A .......................... 760,688 2,800,508
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 1,601,496 9,864,761
Guolian Minsheng Securities Co. Ltd. , Class A ..... 9,402,800 13,484,853
Guosen Securities Co. Ltd. , Class A ............ 6,156,367 11,265,011
Guotai Haitong Securities Co. Ltd. , Class A ....... 8,484,776 23,399,859
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 22,503,592 45,827,083
Guoyuan Securities Co. Ltd. , Class A ........... 8,760,881 10,614,085
Gushengtang Holdings Ltd.
(c)
................. 2,239,300 7,899,914
H World Group Ltd. , Class A , ADR ............. 2,213,371 121,292,731
Haichang Ocean Park Holdings Ltd.
(a) (b) (c)
......... 40,304,000 2,734,288
Haidilao International Holding Ltd.
(b) (c)
........... 17,528,000 39,345,453
Haier Smart Home Co. Ltd. , Class A ............ 3,491,037 13,058,032
Haier Smart Home Co. Ltd. , Class H ............ 26,591,800 90,297,946
Hainan Airlines Holding Co. Ltd. , Class A
(a)
........ 31,361,541 7,761,795
Hainan Airport Infrastructure Co. Ltd. , Class A ...... 11,612,403 7,188,059
Security Shares Value
a
China (continued)
Hainan Meilan International Airport Co. Ltd. , Class H
(a) (c)
2,024,000 $ 2,247,973
Haitian International Holdings Ltd. ............. 6,992,000 22,594,891
Hangzhou First Applied Material Co. Ltd. , Class A ... 2,176,711 5,739,743
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 1,400,800 6,565,472
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 432,274 3,755,646
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 16,556,000 73,707,010
Harbin Electric Co. Ltd. , Class H ............... 8,498,000 30,496,907
Hello Group, Inc. , ADR ..................... 1,509,155 9,764,233
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 1,980,600 9,359,216
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 2,656,432 10,171,205
Hengan International Group Co. Ltd. ............ 5,845,000 21,745,191
Hengli Petrochemical Co. Ltd. , Class A .......... 5,162,530 19,326,462
Hengtong Optic-electric Co. Ltd. , Class A ......... 1,898,300 13,098,576
Hesai Group , Class B
(a)
..................... 1,287,940 35,077,318
Hgtech Co. Ltd. , Class A .................... 921,958 12,038,674
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 394,252 19,066,750
Hopson Development Holdings Ltd.
(a)
........... 12,474,771 5,134,438
Horizon Robotics , Class B
(a) (c)
................. 56,802,000 59,583,109
Hoshine Silicon Industry Co. Ltd. , Class A ........ 931,377 6,958,326
Hua Han Health Industry Holdings Ltd. , NVS
(a) (d)
.... 19,424,288 25
Hua Hong Semiconductor Ltd. , Class H
(a) (b)
........ 8,405,000 103,548,869
Huabao International Holdings Ltd. ............. 11,119,000 6,438,258
Huadian Power International Corp. Ltd. , Class A .... 7,001,100 5,202,183
Huadong Medicine Co. Ltd. , Class A ............ 1,449,685 7,586,773
Huafon Chemical Co. Ltd. , Class A ............. 6,217,855 11,236,100
Huaneng Power International, Inc. , Class A ....... 3,500,326 3,693,531
Huaneng Power International, Inc. , Class H ....... 49,790,000 38,334,234
Huaqin Technology Co. Ltd. , Class A ............ 800,028 10,709,320
Huatai Securities Co. Ltd. , Class A ............. 4,825,651 15,018,283
Huatai Securities Co. Ltd. , Class H
(b) (c)
........... 15,834,800 33,865,044
Huaxia Bank Co. Ltd. , Class A ................ 9,749,330 9,504,326
Huayu Automotive Systems Co. Ltd. , Class A ...... 2,603,860 7,328,621
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 552,524 9,970,888
Hunan Valin Steel Co. Ltd. , Class A ............. 8,424,400 8,230,719
Hundsun Technologies, Inc. , Class A ............ 2,214,249 9,678,949
HUTCHMED China Ltd.
(a) (c)
.................. 6,603,080 19,118,312
Hwatsing Technology Co. Ltd. , Class A .......... 280,244 7,899,611
Hygeia Healthcare Holdings Co. Ltd.
(a) (b) (c)
........ 5,268,600 8,923,508
Hygon Information Technology Co. Ltd. , Class A .... 1,556,053 59,021,578
IEIT Systems Co. Ltd. , Class A ................ 1,261,936 11,710,707
Iflytek Co. Ltd. , Class A ..................... 2,101,862 17,049,810
Imeik Technology Development Co. Ltd. , Class A ... 240,292 4,994,396
Industrial & Commercial Bank of China Ltd. , Class A . 39,532,680 39,868,283
Industrial & Commercial Bank of China Ltd. , Class H . 717,503,000 590,115,980
Industrial Bank Co. Ltd. , Class A ............... 13,251,191 35,364,322
Industrial Securities Co. Ltd. , Class A ........... 8,598,098 8,452,970
INESA Intelligent Tech, Inc. , Class B ............ 3,680,152 2,690,245
Ingenic Semiconductor Co. Ltd. , Class A ......... 460,803 8,923,726
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A . 35,089,900 16,569,229
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd. , Class A ................... 7,678,560 6,717,759
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 4,245,662 16,128,307
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 10,191,895 20,738,932
InnoCare Pharma Ltd. , Class H
(a) (b)
............. 10,605,000 16,382,553
Innovent Biologics, Inc.
(a) (b)
................... 16,358,000 177,972,999
iQIYI, Inc. , Class A , ADR
(a) (c)
.................. 5,128,698 8,205,917
Isoftstone Information Technology Group Co. Ltd. ,
Class A .............................. 1,108,400 7,997,251
J&T Global Express Ltd.
(a)
................... 27,722,600 36,392,247
JA Solar Technology Co. Ltd. , Class A
(a)
.......... 2,553,480 4,494,139
JCET Group Co. Ltd. , Class A ................ 1,424,200 9,968,065

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
China (continued)
JD Health International, Inc.
(a) (b)
............... 12,674,200 $ 91,730,352
JD Logistics, Inc.
(a) (b)
....................... 22,626,600 32,163,487
JD.com, Inc. , Class A ...................... 26,490,004 351,672,911
JF SmartInvest Holdings Ltd.
(c)
................ 1,209,800 5,507,833
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(a)
.... 5,666,501 10,748,014
Jiangsu Expressway Co. Ltd. , Class H
(c)
......... 13,488,000 17,550,916
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 1,031,596 16,966,555
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 4,210,142 34,611,368
Jiangsu King's Luck Brewery JSC Ltd. , Class A ..... 1,466,132 6,673,113
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 1,116,716 8,655,277
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. ,
Class A .............................. 1,000,229 5,641,106
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 3,011,400 12,749,198
Jiangxi Copper Co. Ltd. , Class A .............. 1,349,901 11,411,483
Jiangxi Copper Co. Ltd. , Class H .............. 11,788,000 68,381,216
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 2,423,500 8,660,203
Jinko Solar Co. Ltd. , Class A
(a)
................ 6,730,818 7,385,660
JinkoSolar Holding Co. Ltd. , ADR .............. 398,573 10,079,911
Jinxin Fertility Group Ltd.
(a) (b) (c)
................ 24,649,000 7,847,980
JNBY Design Ltd. ........................ 3,641,000 10,007,788
JOYY, Inc. , ADR ......................... 324,328 19,352,652
Kanzhun Ltd. , ADR ....................... 4,153,931 66,795,210
KE Holdings, Inc. , Class A ................... 22,619,507 124,622,270
Keymed Biosciences, Inc.
(a) (b)
................. 2,486,000 16,465,371
Kingboard Holdings Ltd. .................... 7,210,700 37,235,479
Kingboard Laminates Holdings Ltd. ............. 10,867,000 32,799,392
Kingdee International Software Group Co. Ltd.
(a) (c)
... 34,074,000 43,723,439
Kingsoft Cloud Holdings Ltd.
(a) (c)
............... 30,295,760 27,545,031
Kingsoft Corp. Ltd.
(c)
....................... 11,335,200 37,645,484
Kuaishou Technology , Class B
(b)
............... 28,340,700 224,728,500
Kuang-Chi Technologies Co. Ltd. , Class A
(a)
....... 1,637,230 11,432,940
Kunlun Energy Co. Ltd. ..................... 40,184,000 43,075,056
Kunlun Tech Co. Ltd. , Class A
(a)
............... 1,198,584 10,648,163
Kweichow Moutai Co. Ltd. , Class A ............. 816,438 173,030,357
Laopu Gold Co. Ltd. , Class H
(c)
................ 306,600 28,192,237
LB Group Co. Ltd. , Class A .................. 2,844,507 9,684,110
Lee & Man Paper Manufacturing Ltd. ........... 18,251,000 9,003,834
Legend Biotech Corp. , Class A , ADR
(a)
........... 825,933 15,692,727
Legend Holdings Corp. , Class H
(a) (b)
............ 6,856,200 7,999,508
Lenovo Group Ltd.
(c)
....................... 89,870,000 110,928,543
Lens Technology Co. Ltd. , Class A ............. 4,033,815 20,623,396
Lepu Biopharma Co. Ltd. , Class H
(a) (b)
........... 12,382,000 7,151,288
Li Auto, Inc. , Class A
(a) (c)
.................... 13,979,404 122,741,587
Li Ning Co. Ltd. .......................... 25,482,500 73,015,072
Lifetech Scientific Corp.
(a)
................... 41,820,000 8,757,488
Lingbao Gold Group Co. Ltd. , Class H
(c)
.......... 5,338,600 18,356,734
Lingyi iTech Guangdong Co. , Class A ........... 5,970,933 13,351,205
LK Technology Holdings Ltd.
(c)
................ 5,657,500 2,423,866
Longfor Group Holdings Ltd.
(b) (c)
............... 23,034,500 29,164,005
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 5,373,849 14,331,726
Lonking Holdings Ltd. ...................... 29,953,000 13,073,268
Lufax Holding Ltd. , ADR
(a)
................... 2,836,099 7,373,857
Luxshare Precision Industry Co. Ltd. , Class A ...... 4,898,889 35,722,051
Luye Pharma Group Ltd.
(a) (b)
.................. 24,911,500 8,239,311
Luzhou Laojiao Co. Ltd. , Class A .............. 1,062,865 17,099,405
Mango Excellent Media Co. Ltd. , Class A ......... 1,750,885 6,237,920
Maoyan Entertainment
(b) (c)
................... 7,136,000 5,806,970
Maxscend Microelectronics Co. Ltd. , Class A ...... 456,212 5,326,697
Medlive Technology Co. Ltd.
(b) (c)
............... 3,408,500 3,915,010
Meitu, Inc.
(a) (b)
........................... 41,234,500 29,701,166
Meituan , Class B
(a) (b)
....................... 55,192,760 568,319,667
Metallurgical Corp. of China Ltd. , Class A ......... 15,065,600 7,041,421
MH Development Ltd. , NVS
(a) (d)
............... 3,308,000 4
Microport Scientific Corp.
(a) (c)
................. 11,207,900 15,663,329
Security Shares Value
a
China (continued)
Midea Group Co. Ltd. , Class A ................ 2,284,900 $ 26,163,751
Midea Group Co. Ltd. , Class H ................ 4,605,500 53,309,769
Ming Yuan Cloud Group Holdings Ltd.
(a)
.......... 12,653,000 4,180,224
MINISO Group Holding Ltd. .................. 5,551,904 25,171,024
Minth Group Ltd. ......................... 8,398,000 46,942,864
MMG Ltd.
(a)
............................. 46,535,198 63,891,741
Montage Technology Co. Ltd. , Class A ........... 840,800 19,983,171
Muyuan Foods Co. Ltd. , Class A ............... 3,565,783 24,370,636
NARI Technology Co. Ltd. , Class A ............. 4,337,980 17,252,275
National Silicon Industry Group Co. Ltd. , Class A
(a)
.. 2,822,000 8,912,191
NAURA Technology Group Co. Ltd. , Class A ....... 476,501 32,714,399
NetDragon Websoft Holdings Ltd. .............. 3,720,000 4,281,454
NetEase Cloud Music, Inc.
(a) (b) (c)
............... 1,088,450 21,461,940
NetEase, Inc. ........................... 19,258,335 433,797,450
New China Life Insurance Co. Ltd. , Class A ....... 1,137,301 12,510,564
New China Life Insurance Co. Ltd. , Class H ....... 10,698,000 75,284,077
New Hope Liuhe Co. Ltd. , Class A ............. 4,875,244 6,187,119
New Horizon Health Ltd.
(a) (b) (c) (d)
................ 2,592,000 2,810,866
New Oriental Education & Technology Group, Inc. ... 14,809,990 81,450,391
Newborn Town, Inc.
(a)
...................... 6,782,000 8,173,690
Nexchip Semiconductor Corp. , Class A .......... 1,485,351 7,684,849
Nexteer Automotive Group Ltd. ............... 10,671,000 10,166,715
Nine Dragons Paper Holdings Ltd.
(a)
............ 19,892,000 22,376,153
Ningbo Deye Technology Co. Ltd. , Class A ........ 760,266 11,566,606
Ningbo Orient Wires & Cables Co. Ltd. , Class A .... 577,000 4,974,515
Ningbo Sanxing Medical Electric Co. Ltd. , Class A ... 1,507,000 5,780,183
Ningbo Tuopu Group Co. Ltd. , Class A .......... 1,336,833 13,167,409
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 5,520,226 19,246,193
NIO, Inc. , Class A
(a) (c)
...................... 20,880,515 103,221,044
Noah Holdings Ltd. , ADR ................... 492,586 5,822,367
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 22,434,000 135,349,287
OFILM Group Co. Ltd. , Class A
(a)
.............. 3,293,900 4,710,717
OmniVision Integrated Circuits Group, Inc. ........ 797,099 14,256,970
Onewo, Inc. , Class H ...................... 2,732,500 6,644,230
Orient Overseas International Ltd.
(c)
............ 1,384,000 26,432,091
Orient Securities Co. Ltd./China , Class A ......... 6,269,967 9,229,365
PDD Holdings, Inc. , ADR
(a)
.................. 7,858,595 815,172,059
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 3,035,000 3,787,311
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 102,641,000 83,845,010
PetroChina Co. Ltd. , Class A ................. 13,089,737 20,747,703
PetroChina Co. Ltd. , Class H ................. 234,382,000 285,470,530
Phancy Group Co. Ltd. , Class H
(a) (c)
............. 2,070,800 10,503,705
Pharmaron Beijing Co. Ltd. , Class A ............ 1,849,521 7,971,265
PICC Property & Casualty Co. Ltd. , Class H ....... 75,291,040 155,351,350
Ping An Bank Co. Ltd. , Class A ................ 10,832,436 17,203,853
Ping An Healthcare and Technology Co. Ltd.
(a) (b) (c)
... 10,164,300 17,071,292
Ping An Insurance Group Co of China Ltd. , Class A .. 6,512,354 59,812,950
Ping An Insurance Group Co of China Ltd. , Class H .. 74,480,500 644,303,907
Piotech, Inc. , Class A ...................... 220,488 11,845,717
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 6,564,111 6,501,475
Poly Property Group Co. Ltd. ................. 27,182,000 7,320,999
Poly Property Services Co. Ltd. , Class H ......... 1,826,000 7,462,545
Pony AI, Inc. , Class A
(a)
..................... 2,137,600 32,377,943
Pop Mart International Group Ltd.
(b) (c)
............ 6,015,800 177,002,533
Postal Savings Bank of China Co. Ltd. , Class A ..... 17,749,200 12,855,207
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 96,680,000 60,836,642
Power Construction Corp. of China Ltd. , Class A .... 12,484,958 10,418,034
Q Technology Group Co. Ltd. ................. 5,346,000 6,046,088
Qfin Holdings, Inc. , ADR .................... 1,134,534 16,518,815
Qinghai Salt Lake Industry Co. Ltd. , Class A
(a)
...... 4,206,301 23,312,162

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 1,112,216 $ 16,694,637
Remegen Co. Ltd. , Class H
(a) (b) (c)
............... 2,157,000 22,081,026
RLX Technology, Inc. , ADR .................. 4,054,222 9,811,217
RoboSense Technology Co. Ltd.
(a) (c)
............ 3,392,800 15,589,040
Rockchip Electronics Co. Ltd. , Class A .......... 315,400 8,244,300
Rongsheng Petrochemical Co. Ltd. , Class A ....... 6,853,745 15,566,671
SAIC Motor Corp. Ltd. , Class A ............... 5,226,890 10,900,637
Sailun Group Co. Ltd. , Class A ................ 3,059,400 7,002,342
Sanan Optoelectronics Co. Ltd. , Class A ......... 4,106,300 9,975,018
Sany Heavy Equipment International Holdings Co. Ltd. 13,570,000 27,287,806
Sany Heavy Industry Co. Ltd. , Class A ........... 4,816,515 16,231,947
Satellite Chemical Co. Ltd. , Class A ............ 2,743,607 9,337,002
SDIC Capital Co. Ltd. , Class A ................ 6,701,214 7,279,851
SDIC Power Holdings Co. Ltd. , Class A .......... 5,671,000 10,950,616
Seazen Group Ltd.
(a)
....................... 26,620,000 7,805,004
SenseTime Group, Inc. , Class B
(a) (b)
............ 324,104,000 106,054,432
Seres Group Co. Ltd. , Class A ................ 1,228,087 19,191,104
SF Holding Co. Ltd. , Class A ................. 2,924,792 16,132,405
SG Micro Corp. , Class A .................... 463,135 4,643,939
Shaanxi Coal Industry Co. Ltd. , Class A .......... 6,207,681 21,430,538
Shandong BoAn Biotechnology Co. Ltd. , Class H
(a) (c)
. 3,299,400 3,125,020
Shandong Gold Mining Co. Ltd. , Class A ......... 2,463,386 17,066,495
Shandong Gold Mining Co. Ltd. , Class H
(b)
........ 10,425,000 54,999,453
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A
(a)
......................... 2,141,600 9,120,962
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 1,792,099 10,072,813
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 10,036,700 10,344,305
Shandong Weigao Group Medical Polymer Co. Ltd. ,
Class H ............................. 27,396,000 17,825,386
Shanghai Baosight Software Co. Ltd. , Class A ..... 1,972,889 6,944,429
Shanghai BOCHU Electronic Technology Corp. Ltd. ,
Class A .............................. 263,192 5,811,238
Shanghai Chicmax Cosmetic Co. Ltd. , Class H
(c)
.... 889,100 6,838,128
Shanghai Chlor-Alkali Chemical Co. Ltd. , Class B ... 9,628,509 7,206,712
Shanghai Conant Optical Co. Ltd. , Class H
(c)
...... 2,160,900 17,033,003
Shanghai Electric Group Co. Ltd. , Class A
(a)
....... 8,830,700 11,689,563
Shanghai Electric Power Co. Ltd. , Class A ........ 2,359,300 7,513,749
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 2,043,331 7,873,797
Shanghai Industrial Holdings Ltd. .............. 7,190,000 14,097,222
Shanghai International Airport Co. Ltd. , Class A ..... 1,032,991 4,589,900
Shanghai MicroPort MedBot Group Co. Ltd. , Class H
(a)
4,476,500 15,928,259
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 1,821,700 4,562,020
Shanghai Pudong Development Bank Co. Ltd. , Class A 20,271,006 28,704,294
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 1,768,018 7,319,476
Shanghai RAAS Blood Products Co. Ltd. , Class A ... 5,125,934 4,697,030
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 7,813,700 9,577,999
Shanghai United Imaging Healthcare Co. Ltd. , Class A 595,224 11,315,173
Shanghai Zhangjiang High-Tech Park Development Co.
Ltd. , Class A .......................... 1,021,500 6,138,650
Shanjin International Gold Co. Ltd. , Class A ....... 1,948,400 8,834,438
Shanxi Coking Coal Energy Group Co. Ltd. , Class A . 7,725,900 8,260,091
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 2,942,400 6,385,847
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 759,339 17,816,816
Shengyi Technology Co. Ltd. , Class A ........... 2,020,708 20,330,360
Shennan Circuits Co. Ltd. , Class A ............. 515,562 21,409,956
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 18,719,537 13,656,449
Shenzhen Envicool Technology Co. Ltd. , Class A ... 634,800 9,992,319
Shenzhen Goodix Technology Co. Ltd. , Class A .... 422,648 4,812,143
Shenzhen Inovance Technology Co. Ltd. , Class A ... 1,128,085 11,969,703
Shenzhen International Holdings Ltd. ........... 13,959,250 16,262,010
Security Shares Value
a
China (continued)
Shenzhen Investment Ltd.
(a) (c)
................. 36,060,000 $ 3,868,378
Shenzhen Longsys Electronics Co. Ltd. , Class A
(a)
... 280,100 11,869,373
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 699,146 18,925,815
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 630,700 4,813,086
Shenzhen Salubris Pharmaceuticals Co. Ltd. , Class A 1,016,100 7,273,249
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 999,178 8,400,360
Shenzhou International Group Holdings Ltd. ....... 8,932,900 71,838,907
Shoucheng Holdings Ltd.
(c)
.................. 34,884,800 9,787,006
Shougang Fushan Resources Group Ltd. ......... 28,076,000 12,080,469
Shui On Land Ltd. ........................ 63,488,666 5,342,970
Sichuan Changhong Electric Co. Ltd. , Class A ..... 3,579,500 5,385,274
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 4,238,878 8,918,505
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 1,425,520 6,338,220
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a) (c)
........................... 577,600 28,480,734
Sichuan Road and Bridge Group Co. Ltd. , Class A ... 5,813,152 8,422,095
Sihuan Pharmaceutical Holdings Group Ltd.
(c)
...... 62,429,000 12,388,929
Simcere Pharmaceutical Group Ltd.
(b)
........... 11,543,000 18,350,246
Sino Biopharmaceutical Ltd. ................. 114,336,000 88,168,213
Sinofert Holdings Ltd. ...................... 34,616,000 8,217,484
Sinolink Securities Co. Ltd. , Class A ............ 5,706,900 7,584,643
Sinopec Engineering Group Co. Ltd. , Class H ...... 18,762,000 18,969,524
Sinopec Kantons Holdings Ltd. ................ 17,430,000 9,615,492
Sinopharm Group Co. Ltd. , Class H ............ 13,707,200 36,955,165
Sinotruk Hong Kong Ltd. .................... 7,421,000 39,066,187
Skyworth Group Ltd.
(a)
..................... 9,878,000 8,844,428
SMI Holdings Group Ltd. , NVS
(a) (c) (d)
............ 11,875,953 15
Smoore International Holdings Ltd.
(b)
............ 21,055,000 31,820,196
SooChow Securities Co. Ltd. , Class A ........... 8,142,340 11,013,593
Spring Airlines Co. Ltd. , Class A ............... 810,910 6,503,429
SSY Group Ltd.
(c)
......................... 16,196,411 5,592,599
Sun Art Retail Group Ltd.
(c)
.................. 29,982,000 6,283,305
Sunac China Holdings Ltd.
(a) (c)
................ 102,667,837 16,334,299
Sunac Services Holdings Ltd.
(b) (c)
.............. 15,106,000 2,560,692
Sungrow Power Supply Co. Ltd. , Class A ......... 1,406,984 29,540,040
Sunny Optical Technology Group Co. Ltd. ........ 7,867,300 58,177,954
Sunshine Lake Pharma Co. Ltd. , Class H
(a) (c)
...... 952,854 5,225,022
Sunwoda Electronic Co. Ltd. , Class A ........... 1,777,300 6,740,193
SUPCON Technology Co. Ltd. , Class A .......... 644,106 7,523,300
Superb Summit International Group Ltd. , NVS
(a) (d)
... 998,771 1
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A .............................. 1,342,458 16,642,389
Suzhou TFC Optical Communication Co. Ltd. , Class A 546,596 29,216,371
SY Holdings Group Ltd.
(c)
................... 7,430,500 10,084,722
TAL Education Group , ADR
(a)
................. 4,635,090 48,807,498
TBEA Co. Ltd. , Class A ..................... 3,863,687 17,071,240
TCL Electronics Holdings Ltd. ................ 12,070,000 18,890,279
TCL Technology Group Corp. , Class A ........... 16,204,512 11,718,030
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 3,148,838 4,727,370
Tencent Holdings Ltd. ...................... 70,575,200 4,643,412,444
Tencent Music Entertainment Group , ADR ........ 6,415,464 93,665,774
Tiangong International Co. Ltd.
(c)
.............. 17,808,000 9,587,175
Tianli International Holdings Ltd.
(c)
.............. 17,387,000 5,556,088
Tianneng Power International Ltd.
(c)
............ 8,652,000 8,236,061
Tianqi Lithium Corp. , Class A
(a)
................ 1,208,297 9,963,879
Tianshan Aluminum Group Co. Ltd. , Class A ....... 4,139,640 10,649,513
Tianshui Huatian Technology Co. Ltd. , Class A ..... 3,256,136 7,187,871
Tingyi Cayman Islands Holding Corp. ........... 21,610,000 36,087,612
Tong Ren Tang Technologies Co. Ltd. , Class H
(c)
.... 8,473,000 4,738,955
Tongcheng Travel Holdings Ltd.
(c)
.............. 14,734,800 38,816,572
TongFu Microelectronics Co. Ltd. , Class A ........ 1,107,500 8,366,393

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
China (continued)
Tongguan Gold Group Ltd. .................. 23,180,000 $ 11,568,095
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 11,529,300 13,314,450
Tongwei Co. Ltd. , Class A
(a)
.................. 3,075,277 8,075,180
Topsports International Holdings Ltd.
(b)
........... 24,191,000 9,702,537
Towngas Smart Energy Co. Ltd.
(a) (c)
............. 14,219,000 7,049,557
TravelSky Technology Ltd. , Class H ............ 10,749,000 14,709,323
Trina Solar Co. Ltd. , Class A
(a)
................ 2,001,016 5,565,218
Trip.com Group Ltd. ....................... 6,890,091 357,582,733
Tsingtao Brewery Co. Ltd. , Class A ............. 287,994 2,620,815
Tsingtao Brewery Co. Ltd. , Class H ............. 6,984,000 47,250,044
Tuya, Inc. , Class A , ADR .................... 3,187,376 8,127,809
UBTech Robotics Corp. Ltd. , Class H
(a) (c)
......... 2,406,950 37,177,830
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 653,333 7,578,375
Unisplendour Corp. Ltd. , Class A .............. 2,581,619 9,744,469
Up Fintech Holding Ltd. , Class A , ADR
(a)
......... 1,277,789 9,992,310
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(a)
................................. 344,399 13,903,625
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 611,200 27,095,607
Vipshop Holdings Ltd. , ADR .................. 3,491,900 60,828,898
Vnet Group, Inc. , Class A , ADR
(a) (c)
............. 1,565,444 16,875,486
Wanhua Chemical Group Co. Ltd. , Class A ........ 1,891,375 25,600,328
Want Want China Holdings Ltd. ............... 52,670,000 32,988,598
Wasion Holdings Ltd. ...................... 4,806,000 17,033,370
Weibo Corp. , Class A ...................... 937,089 9,354,365
Weichai Power Co. Ltd. , Class A ............... 4,097,414 16,611,868
Weichai Power Co. Ltd. , Class H .............. 21,835,000 90,862,156
Weimob, Inc.
(a) (b) (c)
........................ 40,210,000 9,879,801
Wens Foodstuff Group Co. Ltd. , Class A ......... 5,042,841 11,745,571
West China Cement Ltd. .................... 26,838,000 10,341,105
Western Mining Co. Ltd. , Class A .............. 2,003,900 10,110,234
Western Securities Co. Ltd. , Class A ............ 7,133,591 8,310,764
Western Superconducting Technologies Co. Ltd. , Class
A .................................. 713,162 9,368,540
Wingtech Technology Co. Ltd. , Class A
(a)
......... 1,323,085 6,460,329
Wuhan Guide Infrared Co. Ltd. , Class A
(a)
........ 4,897,542 11,089,973
Wuliangye Yibin Co. Ltd. , Class A .............. 2,439,481 36,961,916
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 1,633,896 19,845,682
WuXi AppTec Co. Ltd. , Class A ................ 1,969,379 28,134,018
WuXi AppTec Co. Ltd. , Class H
(b) (c)
............. 4,059,507 61,608,091
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 38,920,000 199,824,111
WuXi XDC Cayman, Inc.
(a)
................... 4,387,000 35,441,019
XCMG Construction Machinery Co. Ltd. , Class A .... 9,211,459 16,445,377
XD, Inc. ............................... 3,562,600 33,522,630
Xiaomi Corp. , Class B
(a) (b)
................... 190,560,800 842,833,370
Xinjiang Daqo New Energy Co. Ltd. , Class A
(a)
..... 1,627,050 5,665,344
Xinyi Solar Holdings Ltd. .................... 48,110,800 21,196,770
XPeng, Inc. , Class A
(a)
..................... 13,936,350 122,173,358
XtalPi Holdings Ltd.
(a) (c)
..................... 18,984,000 25,037,415
Xtep International Holdings Ltd. ............... 16,547,500 11,249,546
XXF Group Holdings Ltd.
(a) (c)
................. 18,532,500 2,845,534
Yadea Group Holdings Ltd.
(b)
................. 13,544,000 19,711,562
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b)
............................ 4,372,500 83,164,353
Yankuang Energy Group Co. Ltd. , Class A ........ 3,658,326 9,448,408
Yankuang Energy Group Co. Ltd. , Class H ........ 36,368,700 64,998,213
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 877,168 14,993,112
Yealink Network Technology Corp. Ltd. , Class A .... 1,450,561 7,933,155
Yidu Tech, Inc.
(a) (b) (c)
....................... 8,992,500 6,827,680
Yihai International Holding Ltd.
(c)
............... 5,771,000 12,010,762
Yixin Group Ltd.
(b) (c)
....................... 24,840,500 8,745,162
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 3,102,283 6,425,967
Youyuan International Holdings Ltd. , NVS
(a) (c) (d)
..... 4,800,100 6
YTO Express Group Co. Ltd. , Class A ........... 2,724,047 7,777,472
Yuexiu Property Co. Ltd.
(c)
................... 15,705,576 9,200,557
Security Shares Value
a
China (continued)
Yuexiu Real Estate Investment Trust ............ 35,910,751 $ 3,947,548
Yuexiu Transport Infrastructure Ltd. ............. 14,744,000 8,659,445
Yum China Holdings, Inc. ................... 3,976,497 219,993,316
Yunnan Aluminium Co. Ltd. , Class A ............ 3,281,053 14,890,809
Yunnan Baiyao Group Co. Ltd. , Class A .......... 1,113,398 9,097,107
Yunnan Yuntianhua Co. Ltd. , Class A ........... 1,739,300 11,237,242
Yutong Bus Co. Ltd. , Class A ................. 1,814,300 7,851,296
Zai Lab Ltd.
(a) (c)
.......................... 11,897,790 22,584,365
Zangge Mining Co. Ltd. , Class A ............... 1,436,546 17,990,115
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 389,544 9,268,409
Zhaojin Mining Industry Co. Ltd. , Class H ......... 19,445,500 85,716,015
Zhejiang Century Huatong Group Co. Ltd. , Class A
(a)
. 4,828,600 12,956,780
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 3,704,920 8,031,160
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 1,824,548 8,776,399
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 3,663,758 10,270,405
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 1,617,947 18,500,347
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 941,194 7,633,483
Zhejiang Juhua Co. Ltd. , Class A .............. 2,198,600 13,306,971
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b) (c)
6,056,900 31,589,009
Zhejiang NHU Co. Ltd. , Class A ............... 2,885,534 13,239,118
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 1,495,700 11,120,600
Zhejiang Weiming Environment Protection Co. Ltd. ,
Class A .............................. 2,164,873 8,884,328
Zhejiang Zheneng Electric Power Co. Ltd. , Class A .. 9,346,400 7,260,402
Zheshang Securities Co. Ltd. , Class A ........... 5,708,100 8,868,418
ZhongAn Online P&C Insurance Co. Ltd. , Class H
(a) (b)
11,591,400 22,636,420
Zhongji Innolight Co. Ltd. , Class A ............. 762,768 59,041,401
Zhongjin Gold Corp. Ltd. , Class A .............. 3,439,740 16,031,472
Zhongsheng Group Holdings Ltd.
(c)
............. 8,193,000 10,828,779
Zhongtai Securities Co. Ltd. , Class A ............ 9,233,800 8,619,924
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 5,864,200 33,200,429
Zijin Mining Group Co. Ltd. , Class A ............ 13,952,050 80,501,144
Zijin Mining Group Co. Ltd. , Class H ............ 65,912,000 377,271,007
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 6,257,694 9,101,866
ZTE Corp. , Class A ....................... 2,443,139 13,735,051
ZTE Corp. , Class H
(c)
...................... 8,907,840 30,864,141
ZTO Express Cayman, Inc.
(c)
................. 4,603,579 111,142,366
32,959,269,463
a
Colombia  —  0 .1%
Cementos Argos SA ....................... 7,082,789 22,464,070
Grupo Argos SA .......................... 3,723,430 16,374,359
Grupo Cibest SA ......................... 2,831,370 61,894,714
Grupo de Inversiones Suramericana SA ......... 453,077 6,544,982
Interconexion Electrica SA ESP ............... 5,408,740 39,642,950
146,921,075
a
Czech Republic  —  0 .1%
CEZ A.S. .............................. 1,573,527 89,386,633
Komercni Banka A.S. ...................... 889,090 50,964,418
Moneta Money Bank A.S.
(b)
.................. 3,045,739 29,301,372
169,652,423
a
Egypt  —  0 .1%
Commercial International Bank - Egypt (CIB) ...... 26,427,108 73,577,037
Eastern Co. SAE ......................... 13,992,968 11,964,790
EFG Holding S.A.E.
(a)
...................... 14,783,837 8,343,079
E-Finance for Digital & Financial Investments ...... 11,896,846 5,142,197
Fawry for Banking & Payment Technology Services
SAE
(a)
............................... 18,270,257 7,029,672
Talaat Moustafa Group ..................... 7,750,786 14,079,113

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Egypt (continued)
Telecom Egypt Co. ........................ 5,108,022 $ 9,899,598
130,035,486
a
Greece  —  0 .6%
Aegean Airlines SA ....................... 329,247 5,337,605
Aktor SA Holding Company Technical And Energy
Projects
(a) (c)
........................... 872,041 10,831,013
Alpha Bank SA .......................... 17,865,164 78,578,544
Athens International Airport SA ................ 431,263 5,829,600
Athens Water Supply & Sewage Co. SA .......... 444,043 4,113,501
Autohellas Tourist and Trading SA ............. 43,676 656,448
Bally's Intralot SA
(a) (c)
...................... 7,501,884 8,341,238
Cenergy Holdings SA
(c)
..................... 660,821 17,210,351
Eurobank SA ............................ 28,541,989 132,248,199
FF Group
(a) (d)
............................ 343,633 4
GEK TERNA SA ......................... 609,784 25,979,676
Hellenic Telecommunications Organization SA ..... 1,612,884 33,503,000
HELLENiQ ENERGY Holdings SA ............. 675,973 7,036,809
Holding Co. ADMIE IPTO SA ................. 1,946,341 7,024,558
JUMBO SA ............................. 1,314,829 38,560,404
LAMDA Development SA
(a)
.................. 856,665 7,079,559
Motor Oil Hellas Corinth Refineries SA .......... 550,812 23,910,083
National Bank of Greece SA ................. 9,780,075 159,089,330
OPAP Holding SA ........................ 2,104,558 39,290,587
Optima bank SA ......................... 1,616,733 18,668,623
Piraeus Bank SA
(a)
........................ 12,648,735 121,359,464
Public Power Corp. SA ..................... 1,958,198 43,822,569
Sarantis SA ............................ 254,153 4,396,498
Titan SA ............................... 435,827 27,043,368
819,911,031
a
Hong Kong  —  0 .1%
China Lumena New Materials Corp. , NVS
(a) (c) (d)
..... 43,450 —
China Metal Recycling Holdings Ltd.
(a) (d)
.......... 62,400 —
FIH Mobile Ltd.
(a)
......................... 3,584,000 10,101,577
Jinchuan Group International Resources Co. Ltd.
(a) (c) (d)
36,676,000 2,400,249
Precision Tsugami China Corp. Ltd. ............ 1,436,000 8,151,392
Zijin Gold International Co. Ltd.
(a)
.............. 2,522,000 74,409,851
95,063,069
a
Hungary  —  0 .3%
Magyar Telekom Telecommunications PLC ........ 4,228,801 28,675,671
MOL Hungarian Oil & Gas PLC ............... 4,218,470 46,694,357
OTP Bank Nyrt .......................... 2,494,735 307,581,859
Richter Gedeon Nyrt ....................... 1,414,500 52,958,790
435,910,677
a
India  —  13 .8%
360 ONE WAM Ltd. ....................... 2,225,709 27,035,234
3M India Ltd. ............................ 38,555 15,900,769
Aarti Industries Ltd. ....................... 2,212,149 10,885,595
Aarti Pharmalabs Ltd. ...................... 700,215 5,581,221
Aavas Financiers Ltd.
(a)
..................... 481,775 6,815,522
ABB India Ltd. ........................... 580,050 38,746,689
ACC Ltd. .............................. 1,045,639 18,317,629
Action Construction Equipment Ltd. ............ 575,448 5,610,503
Acutaas Chemicals Ltd. .................... 608,784 14,450,117
Adani Enterprises Ltd. ..................... 1,782,436 42,417,282
Adani Ports & Special Economic Zone Ltd. ........ 5,957,532 99,733,162
Adani Power Ltd.
(a)
........................ 33,375,531 51,492,737
Aditya Birla Capital Ltd.
(a)
................... 8,665,674 32,826,202
Aditya Birla Fashion and Retail Ltd.
(a)
........... 7,519,258 5,553,407
Aditya Birla Lifestyle Brands Ltd.
(a)
............. 4,964,456 5,580,300
Aditya Birla Real Estate Ltd. ................. 661,957 9,401,172
Aegis Logistics Ltd. ....................... 1,710,549 12,958,358
Security Shares Value
a
India (continued)
Afcons Infrastructure Ltd. ................... 1,958,122 $ 6,290,828
Affle 3i Ltd.
(a)
............................ 914,047 13,845,009
AIA Engineering Ltd. ....................... 526,961 22,315,905
Ajanta Pharma Ltd. ....................... 561,763 18,515,112
Alembic Pharmaceuticals Ltd. ................ 766,381 6,003,114
Alkem Laboratories Ltd. .................... 483,570 29,988,558
Alkyl Amines Chemicals .................... 247,820 4,050,959
Alok Industries Ltd.
(a)
...................... 17,112,209 2,699,716
Amara Raja Energy & Mobility Ltd. ............. 1,286,713 11,958,181
Amber Enterprises India Ltd.
(a)
................ 247,899 21,746,435
Ambuja Cements Ltd. ...................... 6,897,817 37,909,546
Anand Rathi Wealth Ltd. .................... 480,194 16,237,692
Anant Raj Ltd. ........................... 1,478,198 8,623,468
Angel One Ltd. .......................... 5,078,350 13,044,846
Apar Industries Ltd. ....................... 207,618 25,552,585
APL Apollo Tubes Ltd. ..................... 2,088,030 51,344,942
Apollo Hospitals Enterprise Ltd. ............... 1,178,104 101,466,218
Apollo Tyres Ltd. ......................... 3,445,782 17,205,904
Aptus Value Housing Finance India Ltd. .......... 3,597,022 9,659,127
Archean Chemical Industries Ltd. .............. 671,669 4,259,905
Arvind Ltd. ............................. 1,626,137 6,304,022
Asahi India Glass Ltd. ...................... 832,321 8,247,510
Ashok Leyland Ltd. ....................... 33,579,092 77,975,120
Asian Paints Ltd. ......................... 4,212,376 110,230,810
Aster DM Healthcare Ltd.
(b)
.................. 2,607,272 18,785,577
Astra Microwave Products Ltd. ................ 653,743 6,961,244
Astral Ltd. .............................. 1,416,601 25,998,191
AstraZeneca Pharma India Ltd. ............... 96,642 9,434,242
Atul Ltd. ............................... 159,556 11,700,701
AU Small Finance Bank Ltd.
(b)
................ 5,618,457 59,158,811
Aurobindo Pharma Ltd. ..................... 2,885,642 38,832,705
Authum Investment & Infrastucture Ltd. .......... 2,260,265 11,983,323
Avanti Feeds Ltd. ......................... 609,334 8,647,699
Avenue Supermarts Ltd.
(a) (b)
.................. 1,830,527 77,630,817
AvenuesAI Ltd.
(a)
......................... 17,656,383 3,230,717
AWL Agri Business Ltd.
(a)
................... 4,589,934 9,551,417
Axis Bank Ltd. ........................... 24,777,533 377,404,985
Azad Engineering Ltd.
(a)
.................... 373,703 7,048,491
Bajaj Auto Ltd. ........................... 751,298 82,426,404
Bajaj Electricals Ltd. ....................... 678,115 2,724,012
Bajaj Finance Ltd. ........................ 30,913,711 339,034,359
Bajaj Finserv Ltd. ......................... 4,299,373 94,286,247
Bajaj Holdings & Investment Ltd. .............. 325,051 38,642,955
Balkrishna Industries Ltd. ................... 896,416 23,523,099
Balrampur Chini Mills Ltd. ................... 2,142,722 11,099,233
Bandhan Bank Ltd.
(b)
...................... 9,663,021 19,349,626
Bank of Baroda .......................... 11,696,568 41,436,398
BASF India Ltd. .......................... 167,249 6,352,412
Bata India Ltd. ........................... 741,132 6,430,564
Bayer CropScience Ltd. .................... 198,734 10,204,743
BEML Ltd. ............................. 518,286 9,585,199
Bharat Electronics Ltd. ..................... 40,930,613 200,414,600
Bharat Forge Ltd. ......................... 2,870,107 60,424,466
Bharat Heavy Electricals Ltd. ................. 11,798,983 34,381,507
Bharat Petroleum Corp. Ltd. ................. 16,786,295 71,115,908
Bharti Airtel Ltd. .......................... 28,332,295 586,613,879
Biocon Ltd. ............................. 5,935,908 25,490,041
Birla Corp. Ltd. .......................... 424,571 4,667,644
Birlasoft Ltd. ............................ 2,086,126 8,964,256
BlackBuck Ltd.
(a)
......................... 1,297,192 8,317,380
BLS International Services Ltd. ............... 2,134,126 6,553,909
Blue Dart Express Ltd. ..................... 95,566 5,971,546
Blue Star Ltd. ........................... 1,520,913 32,415,422
Borosil Renewables Ltd.
(a)
................... 922,523 4,625,303

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
India (continued)
Bosch Ltd. ............................. 88,083 $ 35,279,687
Brigade Enterprises Ltd. .................... 1,594,802 12,172,484
Britannia Industries Ltd. .................... 1,207,266 79,653,911
Brookfield India Real Estate Trust
(b)
............. 4,573,415 18,560,621
BSE Ltd. .............................. 1,743,584 52,020,090
Can Fin Homes Ltd. ....................... 1,320,148 12,259,868
Canara Bank ............................ 19,976,746 34,583,988
Carborundum Universal Ltd. ................. 1,274,930 11,561,313
Cartrade Tech Ltd.
(a)
....................... 564,692 11,183,461
Castrol India Ltd. ......................... 4,455,604 9,157,528
CCL Products India Ltd. .................... 898,759 10,046,475
Ceat Ltd. .............................. 319,755 12,416,930
Central Depository Services India Ltd. ........... 1,225,622 17,170,217
Century Plyboards India Ltd. ................. 731,355 5,915,134
CESC Ltd. ............................. 8,458,921 14,715,345
CG Power & Industrial Solutions Ltd. ............ 7,856,464 62,635,964
Chalet Hotels Ltd. ........................ 1,012,537 8,997,514
Chambal Fertilisers and Chemicals Ltd. .......... 2,144,318 10,894,935
Chennai Petroleum Corp. Ltd. ................ 723,370 7,652,447
Cholamandalam Financial Holdings Ltd. ......... 1,209,026 21,739,036
Cholamandalam Investment and Finance Co. Ltd. ... 4,749,505 90,492,306
CIE Automotive India Ltd. ................... 1,836,979 9,537,963
Cipla Ltd. .............................. 6,155,554 91,409,808
City Union Bank Ltd. ....................... 5,725,842 17,823,050
Clean Science & Technology Ltd. .............. 392,862 3,178,300
CMS Info Systems Ltd. ..................... 1,709,727 5,705,589
Coal India Ltd. ........................... 20,143,281 95,428,442
Coforge Ltd. ............................ 3,596,511 47,083,472
Cohance Lifesciences Ltd.
(a)
................. 1,451,822 4,946,320
Colgate-Palmolive India Ltd. ................. 1,347,350 33,411,645
Computer Age Management Services Ltd. ........ 2,763,073 20,618,430
Concord Biotech Ltd. ...................... 222,906 2,997,512
Container Corp. Of India Ltd. ................. 2,929,914 15,978,804
Coromandel International Ltd. ................ 1,349,692 32,962,023
Craftsman Automation Ltd. .................. 156,948 12,983,506
CreditAccess Grameen Ltd.
(a)
................. 682,611 9,506,596
CRISIL Ltd. ............................. 230,580 11,095,480
Crompton Greaves Consumer Electricals Ltd. ...... 7,347,590 20,859,772
Cummins India Ltd. ....................... 1,605,558 86,582,707
Cyient Ltd. ............................. 1,068,845 10,776,334
Dabur India Ltd. .......................... 5,969,305 34,042,163
Data Patterns India Ltd. .................... 367,254 12,962,718
Deepak Fertilisers & Petrochemicals Corp. Ltd. ..... 878,336 9,627,638
Deepak Nitrite Ltd. ........................ 733,647 12,742,403
Delhivery Ltd.
(a)
.......................... 5,911,005 28,185,454
Devyani International Ltd.
(a)
.................. 5,950,288 8,346,980
Divi's Laboratories Ltd. ..................... 1,322,766 93,363,646
Dixon Technologies India Ltd. ................ 411,915 47,751,113
DLF Ltd. ............................... 8,332,864 55,368,120
Dodla Dairy Ltd. .......................... 233,694 3,003,909
Dr Lal PathLabs Ltd.
(b)
..................... 869,746 13,425,817
Dr Reddy's Laboratories Ltd. ................. 5,943,316 84,334,029
eClerx Services Ltd. ....................... 266,927 9,323,646
Edelweiss Financial Services Ltd. .............. 7,334,967 9,230,573
Eicher Motors Ltd. ........................ 1,521,077 134,033,976
EID Parry India Ltd.
(a)
...................... 1,306,844 12,444,384
EIH Ltd. ............................... 2,920,960 10,066,627
Elecon Engineering Co. Ltd. ................. 982,804 4,501,773
Electrosteel Castings Ltd. ................... 3,786,866 2,880,551
Elgi Equipments Ltd. ...................... 2,399,908 14,125,792
Emami Ltd. ............................. 2,367,822 12,051,876
Embassy Office Parks REIT .................. 9,324,875 43,600,495
Endurance Technologies Ltd.
(b)
................ 494,609 14,502,582
Engineers India Ltd. ....................... 4,016,416 9,797,241
Security Shares Value
a
India (continued)
Equitas Small Finance Bank Ltd.
(a) (b)
............ 6,918,588 $ 4,895,228
Eris Lifesciences Ltd.
(a) (b)
.................... 601,053 9,007,195
Eternal Ltd.
(a)
............................ 26,651,087 72,121,317
Exide Industries Ltd. ....................... 5,061,291 18,617,135
Federal Bank Ltd. ........................ 20,626,755 68,060,720
Fine Organic Industries Ltd. .................. 130,738 6,769,874
Finolex Cables Ltd. ....................... 975,738 9,798,297
Finolex Industries Ltd. ..................... 3,900,213 7,945,596
Firstsource Solutions Ltd. ................... 4,214,131 9,896,363
Five-Star Business Finance Ltd. ............... 2,184,195 10,026,976
Force Motors Ltd. ........................ 62,060 16,634,497
Fortis Healthcare Ltd. ...................... 5,672,451 58,891,802
FSN E-Commerce Ventures Ltd.
(a)
............. 13,707,856 40,173,952
Gabriel India Ltd. ......................... 732,481 8,049,305
GAIL India Ltd. .......................... 25,084,033 46,806,683
Garden Reach Shipbuilders & Engineers Ltd. ...... 360,474 9,643,956
GE Vernova T&D India Ltd. .................. 1,424,772 60,297,684
Genus Power Infrastructures Ltd. .............. 1,165,842 3,369,042
Genus Prime Infra Ltd.
(a)
.................... 191,906 52,798
GHCL Ltd. ............................. 1,125,536 5,925,249
Gillette India Ltd. ......................... 84,968 7,795,846
Gland Pharma Ltd.
(b)
....................... 468,500 9,411,429
GlaxoSmithKline Pharmaceuticals Ltd. .......... 487,887 13,815,154
Glenmark Pharmaceuticals Ltd. ............... 1,655,102 38,893,178
Global Health Ltd. ........................ 980,169 12,271,182
GMM Pfaudler Ltd. ........................ 505,770 5,188,329
GMR Airports Ltd.
(a)
....................... 30,738,784 34,057,889
Go Digit General Insurance Ltd.
(a)
.............. 3,078,332 11,368,916
Godawari Power and Ispat Ltd. ............... 2,718,894 7,964,058
Godfrey Phillips India Ltd. ................... 458,296 10,653,129
Godrej Consumer Products Ltd. ............... 4,577,453 61,311,089
Godrej Properties Ltd.
(a)
.................... 1,753,156 33,386,889
Granules India Ltd. ........................ 1,898,724 12,195,051
Graphite India Ltd. ........................ 1,321,950 10,441,759
Grasim Industries Ltd. ...................... 3,032,240 93,371,880
Gravita India Ltd. ......................... 451,695 8,019,504
Great Eastern Shipping Co. Ltd. (The) ........... 1,361,937 20,053,125
Grindwell Norton Ltd. ...................... 551,438 10,080,151
Gujarat Fluorochemicals Ltd. ................. 356,409 13,672,189
Gujarat Gas Ltd. ......................... 2,146,183 9,610,805
Gujarat Mineral Development Corp. Ltd. ......... 1,188,376 7,446,816
Gujarat Narmada Valley Fertilizers & Chemicals Ltd. . 1,344,444 6,743,169
Gujarat Pipavav Port Ltd. ................... 5,386,120 10,471,338
Gujarat State Fertilizers & Chemicals Ltd. ........ 3,189,666 5,935,956
Gujarat State Petronet Ltd. .................. 3,283,630 10,999,423
Happiest Minds Technologies Ltd. .............. 1,311,001 5,193,845
Havells India Ltd. ......................... 2,348,162 36,060,149
HBL Engineering Ltd. ...................... 1,378,545 10,388,446
HCL Technologies Ltd. ..................... 10,466,971 160,212,729
HDFC Asset Management Co. Ltd.
(b)
............ 2,100,910 62,355,902
HDFC Bank Ltd. ......................... 124,651,380 1,218,467,330
HDFC Life Insurance Co. Ltd.
(b)
............... 10,792,736 84,913,887
HEG Ltd. .............................. 858,246 5,450,050
Hero MotoCorp Ltd. ....................... 1,339,813 84,186,219
Hexaware Technologies Ltd. ................. 1,694,789 8,840,507
HFCL Ltd. .............................. 12,457,800 9,392,631
Himadri Speciality Chemical Ltd. .............. 2,273,697 12,142,275
Hindalco Industries Ltd. .................... 14,680,582 149,406,493
Hindustan Aeronautics Ltd. .................. 2,300,306 98,944,037
Hindustan Construction Co. Ltd.
(a)
.............. 28,364,199 5,434,205
Hindustan Copper Ltd. ..................... 3,347,211 20,867,580
Hindustan Petroleum Corp. Ltd. ............... 10,687,331 51,548,407
Hindustan Unilever Ltd. ..................... 9,087,124 233,638,677
Hitachi Energy India Ltd. .................... 153,099 43,059,577

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
Home First Finance Co. India Ltd.
(b)
............ 909,417 $ 10,841,211
Honasa Consumer Ltd.
(a)
.................... 1,288,888 4,300,793
Honeywell Automation India Ltd. ............... 36,121 12,296,619
Hyundai Motor India Ltd. .................... 1,823,704 43,407,468
ICICI Bank Ltd. .......................... 56,113,802 853,306,031
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 2,741,175 57,369,490
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 4,084,861 29,410,904
IDFC First Bank Ltd. ....................... 41,137,732 33,254,170
IFCI Ltd.
(a)
.............................. 8,244,579 5,448,464
IIFL Finance Ltd. ......................... 2,734,200 14,938,324
India Cements Ltd. (The)
(a)
.................. 502,096 2,236,912
IndiaMart InterMesh Ltd.
(b)
................... 422,636 9,929,579
Indian Energy Exchange Ltd.
(b)
................ 5,804,890 8,026,063
Indian Hotels Co. Ltd. (The) .................. 9,787,461 71,871,978
Indian Oil Corp. Ltd. ....................... 30,742,249 63,365,099
Indraprastha Gas Ltd. ...................... 6,399,551 12,033,761
Indus Towers Ltd.
(a)
....................... 14,699,626 73,648,391
IndusInd Bank Ltd.
(a)
....................... 6,403,565 67,381,220
Info Edge India Ltd. ....................... 4,289,464 48,586,591
Infosys Ltd. ............................. 35,865,409 514,054,297
INOX India Ltd. .......................... 267,748 3,426,674
Inox Wind Ltd.
(a)
.......................... 9,624,274 9,768,920
Intellect Design Arena Ltd. ................... 1,091,819 8,392,844
InterGlobe Aviation Ltd.
(b)
................... 2,101,683 111,826,097
Inventurus Knowledge Solutions Ltd.
(a)
........... 583,494 8,844,955
Ipca Laboratories Ltd. ...................... 1,584,940 26,678,595
IRB Infrastructure Developers Ltd. ............. 23,301,565 10,693,910
IRCON International Ltd.
(b)
................... 4,282,307 6,777,662
ITC Hotels Ltd.
(a)
......................... 7,843,366 15,201,078
ITC Ltd. ............................... 32,723,745 112,920,406
Jaiprakash Power Ventures Ltd.
(a)
.............. 47,854,465 8,023,329
Jammu & Kashmir Bank Ltd. (The) ............. 5,778,043 7,715,989
JB Chemicals & Pharmaceuticals Ltd. ........... 768,853 17,344,905
JBM Auto Ltd. ........................... 704,717 4,277,980
Jindal Saw Ltd. .......................... 2,722,232 5,555,222
Jindal Stainless Ltd. ....................... 3,688,929 31,536,214
Jindal Steel Ltd. .......................... 4,045,471 55,394,747
Jio Financial Services Ltd. ................... 32,531,771 91,475,331
JK Cement Ltd. .......................... 418,315 26,035,125
JK Lakshmi Cement Ltd. .................... 565,683 4,439,905
JK Paper Ltd. ........................... 1,462,851 5,827,343
JK Tyre & Industries Ltd. .................... 1,460,803 8,056,407
JM Financial Ltd. ......................... 5,937,779 8,343,505
JSW Energy Ltd. ......................... 4,997,816 26,810,520
JSW Steel Ltd. .......................... 6,753,830 94,068,068
Jubilant Foodworks Ltd. .................... 4,325,166 24,736,533
Jubilant Ingrevia Ltd. ...................... 1,176,509 7,581,783
Jubilant Pharmova Ltd. ..................... 936,399 8,923,265
Jupiter Wagons Ltd. ....................... 1,863,791 5,475,209
Jyothy Labs Ltd. ......................... 2,417,662 6,754,255
Jyoti CNC Automation Ltd.
(a)
................. 938,573 8,471,118
Kajaria Ceramics Ltd. ...................... 1,052,834 11,084,422
Kalpataru Projects International Ltd. ............ 1,310,446 17,877,805
Kalyan Jewellers India Ltd. .................. 4,846,409 21,881,473
Kansai Nerolac Paints Ltd. .................. 2,882,295 6,447,571
Karnataka Bank Ltd. (The) ................... 2,466,128 5,504,028
Karur Vysya Bank Ltd. (The) ................. 6,797,521 24,387,288
Kaveri Seed Co. Ltd. ...................... 22,735 193,392
Kaynes Technology India Ltd.
(a)
............... 372,801 15,811,684
KEC International Ltd. ..................... 1,724,200 11,082,262
KEI Industries Ltd. ........................ 707,539 39,550,675
Kfin Technologies Ltd. ...................... 1,161,651 12,237,208
Kirloskar Brothers Ltd. ..................... 292,357 5,093,324
Kirloskar Oil Engines Ltd. ................... 950,611 14,570,404
Security Shares Value
a
India (continued)
Kirloskar Pneumatic Co. Ltd. ................. 380,259 $ 4,864,575
Kotak Mahindra Bank Ltd. ................... 60,420,533 276,131,964
KPI Green Energy Ltd.
(b)
.................... 1,224,255 5,206,101
KPIT Technologies Ltd. ..................... 1,879,175 15,971,767
KPR Mill Ltd. ............................ 1,341,254 13,279,606
Krishna Institute of Medical Sciences Ltd.
(a) (b)
...... 2,619,927 21,502,151
KSB Ltd. .............................. 313,354 2,660,022
Kwality Wall's India Ltd.
(a)
................... 8,365,090 2,401,683
L&T Finance Ltd. ......................... 8,954,071 27,975,146
Larsen & Toubro Ltd. ...................... 7,382,702 347,325,417
Laurus Labs Ltd.
(b)
........................ 4,104,754 48,665,812
Lemon Tree Hotels Ltd.
(a) (b)
.................. 7,806,317 9,768,882
LIC Housing Finance Ltd. ................... 3,280,794 19,418,066
Lloyds Engineering Works Ltd. ................ 6,662,088 3,508,751
LMW Ltd. .............................. 74,018 12,011,132
Lodha Developers Ltd.
(b)
.................... 3,375,247 36,730,890
LT Foods Ltd. ........................... 1,873,180 8,305,563
LTIMindtree Ltd.
(b)
........................ 855,763 42,105,107
Lupin Ltd. .............................. 2,809,622 71,412,743
Mahanagar Gas Ltd. ....................... 711,275 9,545,980
Maharashtra Seamless Ltd. .................. 431,749 2,666,633
Mahindra & Mahindra Financial Services Ltd. ...... 6,409,766 26,397,503
Mahindra & Mahindra Ltd. ................... 10,340,938 386,507,174
Mahindra Lifespace Developers Ltd. ............ 1,160,361 4,571,430
Manappuram Finance Ltd. ................... 6,370,632 19,834,644
Mankind Pharma Ltd. ...................... 1,433,131 35,459,075
Marico Ltd. ............................. 5,878,457 50,972,711
Marksans Pharma Ltd. ..................... 1,995,624 3,833,899
Maruti Suzuki India Ltd. .................... 1,395,993 228,209,118
Mastek Ltd. ............................. 287,836 5,022,951
Max Financial Services Ltd.
(a)
................. 3,168,806 63,162,779
Max Healthcare Institute Ltd. ................. 8,709,109 104,830,661
Medplus Health Services Ltd.
(a)
............... 780,025 7,273,617
Metropolis Healthcare Ltd.
(b)
.................. 423,880 8,904,878
Mindspace Business Parks REIT
(b)
............. 2,478,337 12,598,103
MOIL Ltd. .............................. 838,930 2,837,305
Motherson Sumi Wiring India Ltd. .............. 39,773,748 18,922,908
Motilal Oswal Financial Services Ltd. ............ 1,773,095 14,153,537
Mphasis Ltd. ............................ 1,370,624 34,647,831
MRF Ltd. .............................. 27,283 42,306,622
Mrs Bectors Food Specialities Ltd. ............. 1,632,689 3,747,065
MTAR Technologies Ltd.
(a)
................... 318,411 13,345,418
Multi Commodity Exchange of India Ltd. ......... 1,350,054 36,326,851
Muthoot Finance Ltd. ...................... 1,406,838 51,921,671
Narayana Hrudayalaya Ltd. .................. 988,623 19,890,658
Natco Pharma Ltd. ........................ 1,075,037 11,694,908
National Aluminium Co. Ltd. .................. 9,516,820 37,132,408
Nava Ltd. .............................. 1,496,652 9,800,863
Navin Fluorine International Ltd. ............... 374,616 25,803,462
Nazara Technologies Ltd.
(a)
.................. 2,810,642 8,188,558
NBCC India Ltd. ......................... 12,015,811 12,247,667
NCC Ltd. .............................. 6,261,862 10,530,929
Nestle India Ltd. ......................... 7,454,550 105,926,582
Netweb Technologies India Ltd. ............... 226,100 9,608,153
Network18 Media & Investments Ltd.
(a)
.......... 6,030,746 2,212,003
Neuland Laboratories Ltd. ................... 93,059 13,145,159
Newgen Software Technologies Ltd. ............ 823,218 4,609,752
Nexus Select Trust ........................ 8,842,251 15,717,074
NHPC Ltd. ............................. 34,762,055 28,797,635
NIIT Learning Systems Ltd. .................. 1,050,310 3,897,200
Nippon Life India Asset Management Ltd.
(b)
....... 2,048,241 20,980,610
NLC India Ltd. ........................... 4,072,086 11,656,754
NMDC Ltd. ............................. 34,558,576 31,098,560
NMDC Steel Ltd.
(a)
........................ 9,566,482 4,269,990

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
India (continued)
NTPC Ltd. ............................. 47,824,599 $ 201,018,030
Nuvama Wealth Management Ltd. ............. 946,097 12,956,460
Nuvoco Vistas Corp. Ltd.
(a)
.................. 1,513,025 5,457,055
Oberoi Realty Ltd. ........................ 1,458,088 24,438,034
Oil & Natural Gas Corp. Ltd. ................. 34,535,757 106,439,028
Oil India Ltd. ............................ 5,474,762 29,192,695
Ola Electric Mobility Ltd.
(a)
................... 16,587,944 4,598,430
Olectra Greentech Ltd. ..................... 664,510 7,293,687
One 97 Communications Ltd.
(a)
................ 4,519,240 54,645,719
Onesource Specialty Pharma Ltd.
(a)
............ 544,577 8,062,319
Oracle Financial Services Software Ltd. .......... 248,386 19,008,559
Page Industries Ltd. ....................... 68,539 24,217,254
Paradeep Phosphates Ltd.
(b)
................. 5,393,011 7,223,261
PB Fintech Ltd.
(a)
......................... 3,964,120 64,594,813
PCBL CHEMICAL Ltd. ..................... 2,066,815 7,041,313
Persistent Systems Ltd. .................... 1,226,878 64,026,684
Petronet LNG Ltd. ........................ 8,442,810 30,018,973
PG Electroplast Ltd. ....................... 1,869,759 12,916,965
Phoenix Mills Ltd. (The) .................... 2,290,408 41,815,941
PI Industries Ltd. ......................... 892,371 30,621,570
Pidilite Industries Ltd. ...................... 3,360,442 55,160,736
Piramal Finance Ltd.
(a)
..................... 1,193,651 22,866,198
Piramal Pharma Ltd. ....................... 7,092,141 12,189,971
PNB Housing Finance Ltd.
(b)
................. 2,008,351 18,234,268
Poly Medicure Ltd. ........................ 428,569 5,925,541
Polycab India Ltd. ........................ 599,229 56,775,288
Poonawalla Fincorp Ltd.
(a)
................... 3,029,118 15,156,998
Power Finance Corp. Ltd. ................... 16,396,489 74,670,697
Power Grid Corp. of India Ltd. ................ 50,311,170 165,434,534
Praj Industries Ltd. ........................ 1,909,630 6,680,899
Premier Energies Ltd.
(b)
..................... 367,298 2,952,517
Prestige Estates Projects Ltd. ................ 2,022,569 30,987,992
Procter & Gamble Health Ltd. ................ 90,388 4,868,813
PTC India Ltd. ........................... 2,596,379 4,753,773
PTC Industries Ltd.
(a)
...................... 59,987 11,828,362
Punjab National Bank ...................... 25,280,246 36,001,689
PVR Inox Ltd.
(a)
.......................... 898,832 10,108,356
Radico Khaitan Ltd. ....................... 953,178 27,759,389
Rail Vikas Nigam Ltd. ...................... 5,857,615 20,385,562
Railtel Corp. of India Ltd. .................... 1,636,224 5,650,754
Rainbow Children's Medicare Ltd. .............. 592,871 7,768,845
Rajesh Exports Ltd.
(a)
...................... 341,036 540,521
Rallis India Ltd. .......................... 1,778,813 5,417,074
Ramco Cements Ltd. (The) .................. 1,395,866 17,331,201
Ramkrishna Forgings Ltd. ................... 1,065,540 6,470,434
Ratnamani Metals & Tubes Ltd. ............... 245,498 6,627,041
RattanIndia Power Ltd.
(a)
.................... 26,428,594 2,415,963
Raymond Lifestyle Ltd.
(a)
.................... 431,614 4,183,067
RBL Bank Ltd.
(b)
.......................... 5,613,701 19,759,079
REC Ltd. .............................. 13,198,942 50,834,302
Redington Ltd. ........................... 6,938,435 21,422,612
Relaxo Footwears Ltd. ..................... 937,666 3,593,733
Reliance Industries Ltd. .................... 67,262,605 1,032,301,850
Reliance Power Ltd.
(a)
...................... 35,311,467 9,333,938
Religare Enterprises Ltd.
(a)
................... 1,620,492 3,774,120
Rhi Magnesita India Ltd. .................... 674,678 3,226,714
RITES Ltd. ............................. 1,523,929 3,589,028
RR Kabel Ltd. ........................... 375,040 6,453,358
Safari Industries India Ltd. ................... 220,225 4,353,769
Sagility Ltd. ............................. 25,020,387 10,898,338
SAI Life Sciences Ltd.
(a) (b)
................... 1,460,435 16,035,987
Sammaan Capital Ltd.
(a)
.................... 6,684,053 11,029,673
Samvardhana Motherson International Ltd. ....... 49,654,187 72,873,393
Sanofi India Ltd. ......................... 126,821 5,527,354
Security Shares Value
a
India (continued)
Sansera Engineering Ltd.
(b)
.................. 537,685 $ 13,864,088
Sapphire Foods India Ltd.
(a)
.................. 2,353,224 5,293,231
Sarda Energy & Minerals Ltd. ................ 1,083,480 6,574,756
Saregama India Ltd. ....................... 1,008,753 3,692,335
SBI Cards & Payment Services Ltd.
(a)
........... 3,181,675 27,136,126
SBI Life Insurance Co. Ltd.
(b)
................. 5,024,311 112,587,668
Sheela Foam Ltd.
(a)
....................... 473,168 2,853,243
Shipping Corp. of India Ltd. .................. 2,334,212 6,759,341
Shree Cement Ltd. ........................ 97,852 28,048,738
Shree Renuka Sugars Ltd.
(a)
................. 10,789,633 2,885,960
Shriram Finance Ltd. ...................... 15,679,497 186,424,035
Siemens Energy India Ltd. ................... 981,598 31,665,160
Siemens Ltd.
(a)
.......................... 969,180 36,453,101
SJVN Ltd. .............................. 10,008,176 8,041,348
SKF India Industrial Ltd.
(a)
................... 258,288 7,275,119
SKF India Ltd. ........................... 271,402 5,192,293
Sobha Ltd. ............................. 599,723 9,212,231
Solar Industries India Ltd. ................... 307,707 45,744,991
Sona Blw Precision Forgings Ltd.
(b)
............. 5,047,056 29,732,825
Sonata Software Ltd. ...................... 2,344,968 6,921,203
South Indian Bank Ltd. (The) ................. 19,122,097 8,656,839
SRF Ltd. .............................. 1,538,848 43,417,410
Star Health & Allied Insurance Co. Ltd.
(a)
......... 3,051,762 15,615,012
State Bank of India ........................ 20,311,457 268,552,026
Sterling and Wilson Renewable
(a)
.............. 1,713,227 3,727,563
Strides Pharma Science Ltd. ................. 1,031,539 9,683,162
Sumitomo Chemical India Ltd. ................ 1,546,207 6,824,365
Sun Pharmaceutical Industries Ltd. ............. 10,437,821 200,104,506
Sun TV Network Ltd. ...................... 1,390,992 9,921,194
Sundaram Finance Ltd. ..................... 707,591 42,919,590
Sundram Fasteners Ltd. .................... 1,083,479 10,414,373
Sunteck Realty Ltd. ....................... 846,444 3,736,966
Supreme Industries Ltd. .................... 712,993 31,205,764
Surya Roshni Ltd. ........................ 1,133,741 2,792,621
Suzlon Energy Ltd.
(a)
...................... 112,486,134 52,858,461
Swan Corp. Ltd. .......................... 1,541,908 6,489,856
Swiggy Ltd.
(a)
........................... 15,842,041 52,660,633
Syngene International Ltd.
(b)
................. 2,007,841 9,333,353
Syrma SGS Technology Ltd. ................. 1,008,569 9,139,057
Tanla Platforms Ltd. ....................... 1,033,523 5,175,239
Tata Chemicals Ltd. ....................... 1,592,443 12,572,937
Tata Communications Ltd. ................... 1,307,757 22,973,883
Tata Consultancy Services Ltd. ............... 9,953,501 289,281,579
Tata Consumer Products Ltd. ................. 6,713,673 84,241,354
Tata Elxsi Ltd. ........................... 360,145 17,908,143
Tata Investment Corp. Ltd. ................... 1,467,383 10,622,265
Tata Motors Ltd.
(a)
........................ 22,563,737 125,323,437
Tata Motors Passenger Vehicles Ltd. ............ 21,902,340 92,245,346
Tata Power Co. Ltd. (The) ................... 18,123,105 75,347,182
Tata Steel Ltd. ........................... 82,774,404 193,535,981
Tata Technologies Ltd. ..................... 1,830,964 11,812,104
Tata Teleservices Maharashtra Ltd.
(a)
............ 7,324,752 3,351,578
Tbo Tek Ltd.
(a)
........................... 497,135 6,707,772
TD Power Systems Ltd. .................... 1,347,363 13,394,067
Tech Mahindra Ltd. ....................... 5,911,756 88,467,467
Techno Electric & Engineering Co. Ltd. .......... 666,672 8,618,823
Tejas Networks Ltd.
(b)
...................... 1,321,884 6,332,896
Texmaco Rail & Engineering Ltd. .............. 2,838,402 3,271,156
Thermax Ltd. ........................... 446,436 15,312,964
Tilaknagar Industries Ltd. ................... 1,360,516 6,795,637
Timken India Ltd. ......................... 381,531 14,566,154
Titagarh Rail System Ltd. ................... 1,121,013 8,651,739
Titan Co. Ltd. ........................... 3,931,012 187,259,368
Torrent Pharmaceuticals Ltd. ................. 1,312,354 62,596,268

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
Torrent Power Ltd. ........................ 1,971,980 $ 34,029,214
Transformers & Rectifiers India Ltd. ............ 1,326,344 4,534,168
Trent Ltd. .............................. 2,061,900 88,596,734
Trident Ltd. ............................. 19,841,548 5,594,012
Triveni Turbine Ltd. ....................... 1,741,171 9,361,025
TTK Prestige Ltd. ......................... 802,121 4,614,348
Tube Investments of India Ltd. ................ 1,246,363 37,710,214
TVS Holdings Ltd. ........................ 48,702 8,088,248
TVS Motor Co. Ltd. ....................... 2,695,491 114,803,996
Ujjivan Small Finance Bank Ltd.
(a) (b)
............. 11,874,370 7,578,087
UltraTech Cement Ltd. ..................... 1,287,647 179,532,719
Union Bank of India Ltd. .................... 16,927,712 37,680,108
United Spirits Ltd. ........................ 3,463,904 52,573,706
UNO Minda Ltd. .......................... 2,251,699 29,434,064
UPL Ltd. ............................... 5,609,369 39,353,081
Usha Martin Ltd. ......................... 1,711,357 7,889,920
UTI Asset Management Co. Ltd. ............... 694,829 7,553,926
VA Tech Wabag Ltd. ....................... 631,516 8,782,571
Valor Estate Ltd.
(a)
........................ 1,819,793 2,281,261
Vardhman Textiles Ltd. ..................... 1,699,983 10,182,276
Varun Beverages Ltd. ...................... 15,330,448 76,191,045
Vedant Fashions Ltd. ...................... 603,058 2,587,842
Vedanta Ltd. ............................ 15,301,322 121,021,713
Vesuvius India Ltd. ........................ 810,480 4,452,661
V-Guard Industries Ltd. ..................... 2,783,204 9,601,651
Vinati Organics Ltd. ....................... 431,446 7,006,291
VIP Industries Ltd.
(a)
....................... 1,034,440 4,073,177
Vishal Mega Mart Ltd.
(a)
..................... 23,528,396 30,579,578
V-Mart Retail Ltd.
(a)
........................ 629,017 3,840,577
Vodafone Idea Ltd.
(a)
....................... 306,140,856 35,698,670
Voltamp Transformers Ltd. ................... 73,271 7,343,599
Voltas Ltd. ............................. 2,502,570 42,955,762
WAAREE Energies Ltd. .................... 978,410 29,137,343
Waaree Renewable Technologies Ltd.
(a)
.......... 419,766 3,936,218
Welspun Corp. Ltd. ....................... 1,507,729 13,715,908
Welspun Living Ltd. ....................... 4,240,932 5,870,777
Westlife Foodworld Ltd. ..................... 896,370 4,875,654
Whirlpool of India Ltd. ...................... 781,133 7,930,233
Wipro Ltd. .............................. 28,568,013 63,309,084
Wockhardt Ltd.
(a)
......................... 857,439 12,872,923
Yes Bank Ltd.
(a)
.......................... 165,339,009 37,688,783
Zee Entertainment Enterprises Ltd. ............. 9,835,776 9,466,774
Zen Technologies Ltd. ...................... 561,237 8,422,663
Zensar Technologies Ltd. ................... 1,600,528 9,970,096
ZF Commercial Vehicle Control Systems India Ltd. .. 80,580 13,441,876
Zydus Lifesciences Ltd. .................... 2,351,001 23,926,038
20,532,423,304
a
Indonesia  —  1 .1%
Adaro Andalan Indonesia PT ................. 21,487,700 11,840,478
AKR Corporindo Tbk PT .................... 134,112,200 10,359,397
Alamtri Resources Indonesia Tbk PT ............ 116,270,900 16,211,515
Amman Mineral Internasional PT
(a)
............. 162,460,428 74,110,311
Aneka Tambang Tbk ...................... 95,697,443 24,882,602
Astra Agro Lestari Tbk PT ................... 7,976,600 3,568,416
Astra International Tbk PT ................... 222,360,100 88,476,658
Bank Aladin Syariah Tbk PT
(a)
................ 66,464,900 2,279,589
Bank Central Asia Tbk PT ................... 606,247,600 258,861,511
Bank Jago Tbk PT
(a)
....................... 47,724,900 4,520,086
Bank Mandiri Persero Tbk PT ................ 405,823,600 127,376,576
Bank Negara Indonesia Persero Tbk PT ......... 161,760,100 42,397,808
Bank Rakyat Indonesia Persero Tbk PT .......... 744,050,995 173,155,013
Bank Tabungan Negara Persero Tbk PT ......... 68,515,376 5,671,163
Barito Pacific Tbk PT
(a)
..................... 269,593,988 32,000,718
Barito Renewables Energy Tbk PT
(a)
............ 91,472,700 44,877,003
Security Shares Value
a
Indonesia (continued)
BFI Finance Indonesia Tbk PT ................ 102,043,400 $ 4,778,054
Bukalapak.com PT Tbk
(a)
.................... 767,601,300 6,680,436
Bukit Asam Persero Tbk PT .................. 67,550,200 10,469,968
Bumi Resources Minerals Tbk PT
(a)
............. 652,723,300 37,730,217
Bumi Resources Tbk PT
(a)
................... 1,258,899,400 19,315,552
Bumi Serpong Damai Tbk PT
(a)
............... 120,917,600 5,974,817
Chandra Asri Pacific Tbk PT ................. 95,778,333 38,293,017
Charoen Pokphand Indonesia Tbk PT ........... 88,215,800 22,348,215
Ciputra Development Tbk PT ................. 128,701,027 5,907,743
Dian Swastatika Sentosa Tbk PT
(a)
............. 11,066,300 52,097,091
Elang Mahkota Teknologi Tbk PT .............. 168,244,800 8,929,816
Energi Mega Persada Tbk PT
(a)
............... 209,685,600 22,087,547
ESSA Industries Indonesia Tbk PT ............. 100,447,600 3,864,672
GoTo Gojek Tokopedia Tbk PT , Class A
(a)
......... 36,717,427
Hanson International Tbk PT
(a) (d)
............... 783,666,700 —
Indah Kiat Pulp & Paper Tbk PT ............... 32,223,100 22,236,827
Indo Tambangraya Megah Tbk PT ............. 5,346,900 7,258,577
Indocement Tunggal Prakarsa Tbk PT ........... 18,685,700 6,901,941
Indofood Sukses Makmur Tbk PT .............. 47,621,700 18,311,681
Industri Jamu Dan Farmasi Sido Muncul Tbk PT .... 53,531,000 1,724,231
Inti Agri Resources Tbk PT
(a) (d)
................ 291,349,000 —
Japfa Comfeed Indonesia Tbk PT .............. 72,180,700 10,233,831
Jasa Marga Persero Tbk PT ................. 29,795,080 6,573,982
Kalbe Farma Tbk PT ...................... 231,472,300 15,197,224
MD Entertainment Tbk PT
(a)
.................. 35,655,100 17,853,317
Medco Energi Internasional Tbk PT ............. 94,978,880 9,780,171
Medikaloka Hermina Tbk PT ................. 91,656,900 7,021,076
Merdeka Copper Gold Tbk PT
(a)
............... 116,998,688 26,170,431
Mitra Adiperkasa Tbk PT .................... 125,155,400 10,003,474
Mitra Keluarga Karyasehat Tbk PT ............. 25,905,779 3,399,506
MNC Tourism Indonesia Tbk PT
(a)
.............. 889,840,900 6,528,508
Pabrik Kertas Tjiwi Kimia Tbk PT .............. 19,376,500 12,670,992
Pakuwon Jati Tbk PT ...................... 261,075,300 5,699,586
Perusahaan Gas Negara Persero Tbk PT ........ 137,826,500 19,638,787
Petrindo Jaya Kreasi Tbk PT ................. 248,407,700 23,644,015
Petrosea Tbk PT ......................... 39,301,900 14,330,445
Pool Advista Indonesia Tbk PT
(a) (d)
............. 12,679,400 —
Sarana Menara Nusantara Tbk PT ............. 267,052,000 8,044,215
Semen Indonesia Persero Tbk PT ............. 39,073,009 6,798,702
Sugih Energy Tbk PT
(a) (d)
.................... 27,492,211 —
Sumber Alfaria Trijaya Tbk PT ................ 208,616,500 20,746,811
Telkom Indonesia Persero Tbk PT ............. 549,267,300 115,980,092
Trada Alam Minera Tbk PT
(a) (d)
................ 280,960,700 —
Transcoal Pacific Tbk PT .................... 14,111,900 10,395,584
United Tractors Tbk PT ..................... 17,847,000 30,397,717
Vale Indonesia Tbk PT ..................... 23,050,800 10,837,521
Waskita Karya Persero Tbk PT
(a) (d)
............. 135,029,644 650,784
XLSMART Telecom Sejahtera Tbk PT ........... 54,836,400 10,352,792
1,655,166,236
a
Kuwait  —  0 .6%
Agility Public Warehousing Co. KSCC ........... 19,022,617 8,559,249
Al Ahli Bank of Kuwait KSCP ................. 15,203,891 15,169,329
Arzan Financial Group for Financing & Investment
KPSC ............................... 7,346,054 8,150,830
Boubyan Bank KSCP ...................... 17,470,713 38,678,241
Boubyan Petrochemicals Co. KSCP ............ 5,688,481 10,377,155
Boursa Kuwait Securities Co. KPSC ............ 931,392 9,437,786
Burgan Bank SAK ........................ 12,357,162 8,291,873
Commercial Real Estate Co. KSC .............. 13,528,331 8,943,408
Gulf Bank KSCP ......................... 21,139,692 23,366,016
Gulf Cables & Electrical Industries Group Co. KSCP . 1,342,810 8,539,084
Humansoft Holding Co. KSC ................. 1,161,736 9,920,402
Kuwait Finance House KSCP ................. 119,883,308 314,268,663
Kuwait International Bank KSCP ............... 15,052,558 13,705,213

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Kuwait (continued)
Kuwait Projects Co. Holding KSCP
(a)
............ 27,026,412 $ 7,225,844
Kuwait Real Estate Co. KSC
(a)
................ 12,759,252 14,350,626
Kuwait Telecommunications Co. ............... 4,226,356 9,025,097
Mabanee Co. KPSC ....................... 8,586,660 27,437,002
Mobile Telecommunications Co. KSCP .......... 20,005,847 35,354,324
National Bank of Kuwait SAKP ................ 90,048,316 276,552,818
National Industries Group Holding SAK .......... 24,579,360 20,193,782
National Investments Co. KSCP ............... 5,790,209 5,244,969
National Real Estate Co. KPSC
(a)
.............. 14,463,994 3,390,810
Salhia Real Estate Co. KSCP ................ 6,901,155 8,460,498
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour
Power Plant KSC ....................... 8,392,961 3,940,615
Warba Bank KSCP
(a)
...................... 32,028,758 30,156,033
918,739,667
a
Malaysia  —  1 .3%
AFFIN Bank Bhd
(a) (c)
....................... 4,504,795 3,088,811
Alliance Bank Malaysia Bhd .................. 11,726,300 15,185,379
AMMB Holdings Bhd ...................... 27,875,300 46,041,732
Axiata Group Bhd
(c)
....................... 31,864,900 18,655,704
Axis Real Estate Investment Trust ............. 18,468,300 9,629,817
Bursa Malaysia Bhd ....................... 7,741,100 17,881,031
Carlsberg Brewery Malaysia Bhd
(c)
............. 2,387,100 10,816,156
CELCOMDIGI BHD ....................... 41,253,800 33,821,543
CIMB Group Holdings Bhd .................. 89,729,800 185,283,594
Dialog Group Bhd
(c)
....................... 40,351,196 18,272,150
Fraser & Neave Holdings Bhd ................ 1,948,300 17,495,143
Frontken Corp. Bhd
(c)
...................... 17,191,400 16,550,417
Gamuda Bhd ........................... 51,754,400 55,673,956
Gas Malaysia Bhd ........................ 1,194,700 1,472,659
Genting Bhd
(c)
........................... 24,864,800 18,065,031
Genting Malaysia Bhd ..................... 19,691,600 10,633,593
Greatech Technology Bhd
(a) (c)
................. 12,264,300 6,636,296
Hartalega Holdings Bhd
(a) (c)
.................. 17,811,000 4,047,033
Heineken Malaysia Bhd .................... 1,805,300 11,421,006
Hong Leong Bank Bhd ..................... 7,473,800 44,703,150
IGB Real Estate Investment Trust
(c)
............. 20,135,300 14,903,537
IHH Healthcare Bhd
(c)
...................... 25,385,100 59,353,196
IJM Corp. Bhd ........................... 28,311,600 18,238,217
Inari Amertron Bhd ........................ 32,675,200 11,886,985
IOI Corp. Bhd ........................... 28,239,300 28,713,949
IOI Properties Group Bhd ................... 16,405,500 14,541,922
Kelington Group Bhd
(c)
..................... 8,868,800 12,442,635
Kossan Rubber Industries Bhd
(c)
............... 16,132,400 4,180,490
KPJ Healthcare Bhd
(c)
...................... 22,998,900 17,288,406
Kuala Lumpur Kepong Bhd
(c)
................. 5,799,100 28,317,373
Malayan Banking Bhd ...................... 65,810,800 202,210,542
Malayan Cement Bhd ...................... 4,477,400 9,896,078
Malaysian Pacific Industries Bhd .............. 1,163,700 9,525,740
Maxis Bhd ............................. 27,490,100 27,405,888
MBSB Bhd
(c)
............................ 45,441,500 8,342,955
Mega First Corp. Bhd
(c)
..................... 10,418,400 8,259,664
MISC Bhd .............................. 15,442,800 32,019,757
MR DIY Group M Bhd
(b)
..................... 33,558,550 15,437,986
Nationgate Holdings Bhd
(c)
.................. 14,508,700 3,218,590
Nestle Malaysia Bhd
(c)
..................... 702,800 19,850,352
Pavilion Real Estate Investment Trust ........... 19,212,200 9,624,025
Petronas Chemicals Group Bhd
(c)
.............. 29,881,400 23,041,347
Petronas Dagangan Bhd
(c)
................... 3,362,600 18,994,002
Petronas Gas Bhd ........................ 8,992,100 41,464,963
PPB Group Bhd .......................... 8,133,920 22,724,136
Press Metal Aluminium Holdings Bhd ........... 41,988,700 76,889,271
Public Bank Bhd ......................... 160,040,600 202,648,131
QL Resources Bhd ........................ 22,163,865 23,240,444
RHB Bank Bhd .......................... 17,594,066 37,966,117
Security Shares Value
a
Malaysia (continued)
Sam Engineering & Equipment M Bhd
(c)
.......... 1,076,200 $ 920,606
Scientex Bhd
(c)
.......................... 11,270,400 10,948,885
SD Guthrie Bhd .......................... 23,677,300 34,989,585
Sime Darby Bhd ......................... 30,292,300 19,015,185
Sime Darby Property Bhd ................... 48,930,700 18,216,046
SP Setia Bhd Group ....................... 27,410,800 6,436,814
Sunway Bhd
(c)
........................... 28,571,400 42,959,435
Sunway Construction Group Bhd .............. 6,053,600 10,964,519
Sunway Real Estate Investment Trust ........... 31,480,800 20,133,280
Tanco Holdings Bhd
(a)
...................... 29,301,100 11,973,464
Telekom Malaysia Bhd
(c)
.................... 13,745,100 26,312,555
Tenaga Nasional Bhd ...................... 30,062,800 111,020,671
TIME dotCom Bhd ........................ 16,213,200 25,334,427
Top Glove Corp. Bhd ...................... 56,993,400 8,495,547
UEM Sunrise Bhd
(c)
....................... 19,135,300 2,824,020
United Plantations Bhd
(c)
.................... 2,813,700 21,328,833
ViTrox Corp. Bhd ......................... 9,458,200 11,160,798
Yinson Holdings Bhd
(c)
..................... 20,620,960 12,452,522
YTL Corp. Bhd
(c)
......................... 37,515,360 17,711,896
YTL Power International Bhd
(c)
................ 34,270,700 24,878,488
Zetrix Ai Bhd ............................ 73,568,100 15,509,648
2,001,588,123
a
Mexico  —  1 .9%
Alpek SAB de CV , Class A
(a) (c)
................ 11,526,543 5,501,578
Alsea SAB de CV ........................ 5,999,359 21,162,528
America Movil SAB de CV , Series B ............ 198,069,775 257,506,809
Arca Continental SAB de CV ................. 5,398,530 64,975,456
Banco del Bajio SA
(b)
...................... 8,923,859 29,836,012
Bolsa Mexicana de Valores SAB de CV .......... 4,696,178 10,372,931
Cemex SAB de CV, CPO , NVS ............... 167,582,850 209,794,812
Coca-Cola Femsa SAB de CV ................ 5,727,388 63,665,727
Controladora Vuela Cia de Aviacion SAB de CV , Class
A
(a)
................................. 10,637,059 9,252,302
Corp Inmobiliaria Vesta SAB de CV ............ 8,381,425 30,869,457
FIBRA Macquarie Mexico
(b)
.................. 12,707,620 31,772,739
Fibra MTY SAPI de CV ..................... 23,540,943 20,216,615
Fibra Uno Administracion SA de CV ............ 32,925,517 57,201,920
Fomento Economico Mexicano SAB de CV ....... 18,841,095 211,407,107
GCC SAB de CV ......................... 1,960,257 22,800,992
Genomma Lab Internacional SAB de CV , Class B ... 10,375,024 10,982,272
Gentera SAB de CV ....................... 13,720,564 39,945,946
Gruma SAB de CV , Class B .................. 1,742,960 31,246,166
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 3,216,320 49,133,761
Grupo Aeroportuario del Pacifico SAB de CV , Class B 4,271,289 111,457,280
Grupo Aeroportuario del Sureste SAB de CV , Class B 1,965,472 70,651,768
Grupo Bimbo SAB de CV , Series A ............. 14,905,501 54,075,932
Grupo Carso SAB de CV , Series A1 ............ 6,247,236 48,952,764
Grupo Comercial Chedraui SA de CV ........... 3,254,840 20,872,403
Grupo Financiero Banorte SAB de CV , Class O .... 27,880,781 317,936,743
Grupo Financiero Inbursa SAB de CV , Series O .... 17,441,610 44,358,525
Grupo Mexico SAB de CV , Series B ............ 33,890,500 431,020,568
Grupo Televisa SAB, CPO
(c)
.................. 26,581,856 15,882,435
Industrias Penoles SAB de CV
(a) (c)
.............. 2,169,460 137,766,127
Kimberly-Clark de Mexico SAB de CV , Class A ..... 15,796,039 39,650,608
La Comer SAB de CV ...................... 7,130,197 16,117,673
Megacable Holdings SAB de CV, CPO .......... 2,941,076 11,399,188
Orbia Advance Corp. SAB de CV
(a)
............. 10,602,263 12,564,870
Prologis Property Mexico SA de CV ............ 12,195,324 59,893,189
Promotora y Operadora de Infraestructura SAB de CV 2,269,075 37,385,323
Qualitas Controladora SAB de CV ............. 2,226,878 21,712,772
Regional SAB de CV ...................... 2,720,547 25,546,792
Sigma Foods SAB de CV ................... 38,246,338 42,972,166

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Mexico (continued)
Wal-Mart de Mexico SAB de CV ............... 56,678,832 $ 183,444,321
2,881,306,577
a
Netherlands  —  0 .0%
X5 Retail Group N.V. , GDR
(a) (d) (e)
............... 1,023,928 132
a
Peru  —  0 .4%
Cia de Minas Buenaventura SAA , ADR .......... 1,852,885 80,915,488
Credicorp Ltd. ........................... 751,849 260,425,457
Intercorp Financial Services, Inc. .............. 378,434 18,308,637
Southern Copper Corp. ..................... 983,911 214,787,771
574,437,353
a
Philippines  —  0 .4%
ACEN Corp. ............................ 59,155,541 2,880,106
Alliance Global Group, Inc. .................. 51,347,600 7,657,840
AREIT, Inc. ............................. 18,339,600 13,373,453
Ayala Corp. ............................. 2,873,625 29,899,853
Ayala Land, Inc. .......................... 76,530,740 27,732,645
Bank of the Philippine Islands ................ 22,441,158 45,143,056
BDO Unibank, Inc. ........................ 27,487,078 65,368,481
Century Pacific Food, Inc. ................... 13,308,200 9,219,849
Converge Information and Communications Technology
Solutions, Inc. ......................... 26,459,500 6,607,419
DigiPlus Interactive Corp. ................... 15,189,500 4,240,890
DMCI Holdings, Inc. ....................... 48,321,200 8,086,354
GT Capital Holdings, Inc. ................... 1,139,980 13,245,237
International Container Terminal Services, Inc. ..... 11,604,540 144,661,693
JG Summit Holdings, Inc. , Class B ............. 35,837,501 18,644,325
Jollibee Foods Corp. ...................... 5,496,370 20,414,188
Manila Electric Co. ........................ 3,123,650 34,559,762
Manila Water Co., Inc. ..................... 16,594,500 11,597,301
Maynilad Water Services, Inc.
(a)
............... 24,750,500 9,442,660
Megaworld Corp. ......................... 151,042,200 5,919,611
Metropolitan Bank & Trust Co. ................ 20,535,243 27,420,683
PLDT, Inc. ............................. 842,395 20,443,332
Puregold Price Club, Inc. .................... 12,797,050 9,320,664
RL Commercial REIT, Inc. ................... 112,456,100 14,743,226
Robinsons Land Corp. ..................... 30,292,713 9,719,960
Semirara Mining & Power Corp. , Class A ......... 10,448,300 5,073,310
SM Investments Corp. ..................... 2,467,762 30,170,332
SM Prime Holdings, Inc. .................... 118,655,496 44,204,408
Universal Robina Corp. ..................... 10,579,230 14,676,813
654,467,451
a
Poland  —  1 .1%
Alior Bank SA ........................... 1,043,198 34,981,579
Allegro.eu SA
(a) (b)
......................... 8,839,394 68,787,915
AmRest Holdings SE
(c)
..................... 1,046,775 3,638,007
Asseco Poland SA ........................ 687,298 33,961,215
Bank Handlowy w Warszawie SA .............. 350,944 11,687,821
Bank Millennium SA
(a)
...................... 8,222,670 39,989,665
Bank Polska Kasa Opieki SA ................. 2,053,566 130,115,487
Benefit Systems SA
(a)
...................... 27,280 29,512,591
Budimex SA
(c)
........................... 150,374 33,914,253
CD Projekt SA ........................... 725,326 49,257,541
Cyfrowy Polsat SA
(a) (c)
...................... 3,051,516 10,831,682
Diagnostyka SA .......................... 208,875 11,057,567
Dino Polska SA
(a) (b) (c)
....................... 5,464,157 61,439,511
Enea SA ............................... 3,533,609 24,432,070
Grupa Azoty SA
(a) (c)
....................... 647,011 3,005,858
Grupa Kety SA .......................... 105,936 32,077,208
Jastrzebska Spolka Weglowa SA
(a) (c)
............ 693,846 5,273,386
KGHM Polska Miedz SA
(a)
................... 1,480,903 139,652,062
KRUK SA .............................. 210,000 27,238,772
Security Shares Value
a
Poland (continued)
LPP SA ............................... 12,429 $ 71,921,210
mBank SA
(a)
............................ 179,380 52,134,265
Modivo SA
(a)
............................ 612,531 19,006,568
Orange Polska SA ........................ 7,139,280 28,024,675
ORLEN SA ............................. 6,316,725 203,456,574
Pepco Group N.V. ........................ 1,959,513 16,180,804
PGE Polska Grupa Energetyczna SA
(a)
.......... 10,129,079 31,989,069
Powszechna Kasa Oszczednosci Bank Polski SA ... 9,647,422 249,951,652
Powszechny Zaklad Ubezpieczen SA ........... 6,434,973 121,915,754
Santander Bank Polska SA .................. 442,945 73,567,026
Tauron Polska Energia SA
(a)
.................. 12,845,152 42,289,456
XTB SA
(b) (c)
............................. 789,211 19,653,974
Zabka Group SA
(a)
........................ 3,903,302 24,425,033
1,705,370,250
a
Qatar  —  0 .6%
Al Meera Consumer Goods Co. QSC ........... 1,787,610 7,499,158
Al Rayan Bank .......................... 66,814,002 42,594,349
Baladna
(a)
.............................. 17,167,945 5,859,941
Barwa Real Estate Co. ..................... 19,969,142 14,033,419
Commercial Bank PSQC (The) ................ 38,211,749 50,847,653
Doha Bank QPSC
(a)
....................... 20,300,267 16,430,698
Dukhan Bank ........................... 15,092,477 14,813,798
Estithmar Holding QPSC
(a)
................... 13,394,636 13,948,284
Gulf International Services QSC ............... 9,968,978 7,116,818
Industries Qatar QSC ...................... 16,094,986 53,388,677
Mesaieed Petrochemical Holding Co. ........... 54,762,655 15,706,922
Nebras Energy .......................... 5,743,819 23,244,758
Ooredoo QPSC .......................... 9,162,548 34,081,610
Qatar Aluminum Manufacturing Co. ............. 34,590,138 16,511,564
Qatar Fuel QSC .......................... 4,014,631 16,301,952
Qatar Gas Transport Co. Ltd. ................. 28,821,939 38,985,434
Qatar International Islamic Bank QSC ........... 11,843,127 36,665,258
Qatar Islamic Bank QPSC ................... 20,084,311 130,526,867
Qatar National Bank QPSC .................. 52,260,230 276,732,955
Qatar Navigation QSC ..................... 8,600,555 26,406,389
United Development Co. QSC ................ 27,964,108 7,446,273
Vodafone Qatar PQSC ..................... 32,657,114 23,860,593
873,003,370
a
Russia  —  0 .0%
Aeroflot PJSC
(a) (d)
......................... 12,448,217 1,610
Alrosa PJSC
(a) (d)
.......................... 22,555,750 2,918
Credit Bank of Moscow PJSC
(a) (d)
.............. 131,641,331 17,030
Federal Grid Co. - Rosseti PJSC
(a) (d)
............ 2,175,770,000 281
Mobile TeleSystems PJSC
(a) (d)
................ 7,617,292 985
Moscow Exchange MICEX-RTS PJSC
(a) (d)
........ 12,320,031 1,594
Ozon Holdings PLC , ADR
(a) (d)
................. 453,223 59
PhosAgro PJSC , GDR
(a) (d) (e)
.................. 1 —
PhosAgro PJSC , GDR
(a) (d)
................... 7,905 79
Polyus PJSC
(a) (d)
......................... 2,907,870 38
Ros Agro PLC , GDR
(a) (d) (e)
................... 300,309 39
Rosneft Oil Co. PJSC
(a) (d)
.................... 9,721,202 1,258
Sberbank of Russia PJSC
(a) (d)
................. 91,862,230 11,884
Segezha Group PJSC
(a) (b) (d)
.................. 34,454,100 4,457
Severstal PAO
(a) (d)
........................ 1,835,503 237
Sistema AFK PAO
(a) (d)
...................... 30,748,700 3,978
Sovcomflot PJSC
(a) (d)
...................... 4,464,400 577
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 1,042,828 135
United Co. RUSAL International PJSC
(a) (d)
........ 26,465,860 3,424
VK IPJSC , GDR
(a) (d)
....................... 956,753 124
VTB Bank PJSC
(a) (d)
....................... 5,137,107 1
50,708
a

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Saudi Arabia  —  2 .6%
Abdullah Al Othaim Markets Co. ............... 5,123,102 $ 8,385,667
ACWA Power Co.
(a)
....................... 1,767,059 77,932,172
Ades Holding Co. ......................... 3,575,048 17,026,113
Advanced Petrochemical Co.
(a)
................ 1,478,722 9,327,511
Al Babtain Power & Telecommunication Co. ....... 459,947 7,680,012
Al Hammadi Holding ....................... 939,387 6,085,030
Al Masane Al Kobra Mining Co. ............... 724,902 18,874,048
Al Moammar Information Systems Co. ........... 262,244 10,781,240
Al Rajhi Bank ........................... 21,687,641 581,621,612
Al Rajhi Co. for Co-operative Insurance
(a)
......... 444,411 8,808,557
Al-Dawaa Medical Services Co. ............... 249,801 3,255,905
Aldrees Petroleum and Transport Services Co. ..... 556,608 17,335,508
Alinma Bank ............................ 13,672,515 101,556,132
AlKhorayef Water & Power Technologies Co. ...... 197,400 6,074,431
Almarai Co. JSC ......................... 5,519,084 58,678,905
Almunajem Foods Co. ..................... 223,601 3,026,344
Arab National Bank ....................... 9,890,842 54,259,055
Arabian Cement Co. ....................... 1,044,815 6,220,032
Arabian Centres Co.
(b)
...................... 2,710,498 13,072,656
Arabian Contracting Services Co.
(a)
............. 247,186 6,975,340
Arabian Drilling Co. ....................... 295,619 7,056,364
Arabian Internet & Communications Services Co. ... 255,570 12,722,127
Arriyadh Development Co. ................... 1,905,094 9,162,082
Astra Industrial Group Co. ................... 478,089 16,285,771
Bank AlBilad ............................ 8,253,628 56,100,064
Bank Al-Jazira ........................... 6,912,091 21,244,434
Banque Saudi Fransi ...................... 13,698,312 72,349,782
BinDawood Holding Co. .................... 2,029,014 2,376,084
Bupa Arabia for Cooperative Insurance Co. ....... 930,643 44,072,920
Catrion Catering Holding Co. ................. 532,078 10,814,696
City Cement Co. ......................... 128,633 394,380
Co. for Cooperative Insurance (The) ............ 854,284 30,860,470
Dallah Healthcare Co. ...................... 421,552 11,147,436
Dar Al Arkan Real Estate Development Co.
(a)
...... 6,030,136 32,108,143
Dr Sulaiman Al Habib Medical Services Group Co. .. 992,062 61,096,356
East Pipes Integrated Co. for Industry ........... 145,754 5,449,806
Eastern Province Cement Co. ................ 850,578 5,271,501
Electrical Industries Co. .................... 6,635,592 26,052,280
Elm Co. ............................... 273,568 46,636,037
Emaar Economic City
(a)
..................... 2,398,977 5,466,168
Etihad Etisalat Co. ........................ 4,249,592 72,741,402
Etihad GO Telecom Co. .................... 235,087 5,400,984
First Milling Co. .......................... 198,958 2,477,096
flynas Co. SJSC
(a)
........................ 596,243 9,276,255
Jabal Omar Development Co.
(a)
............... 6,485,794 25,709,856
Jahez International Co.
(a)
.................... 1,174,088 3,701,458
Jamjoom Pharmaceuticals Factory Co. .......... 236,864 8,497,889
Jarir Marketing Co. ........................ 6,256,882 23,327,406
Leejam Sports Co. JSC .................... 340,847 7,460,439
Lumi Rental Co.
(a)
........................ 208,138 2,149,181
Maharah Human Resources Co. ............... 3,029,952 4,862,916
Makkah Construction & Development Co. ........ 1,105,079 23,009,590
Middle East Healthcare Co. .................. 560,091 4,712,537
Mobile Telecommunications Co. Saudi Arabia ...... 5,021,417 15,370,664
Mouwasat Medical Services Co. ............... 1,101,912 18,694,892
Nahdi Medical Co. ........................ 354,850 9,391,858
National Agriculture Development Co. (The)
(a)
...... 1,854,612 8,488,322
National Co. for Learning & Education ........... 142,714 4,299,417
National Gas & Industrialization Co. ............ 580,130 12,156,299
National Industrialization Co.
(a)
................ 3,812,113 8,512,604
National Medical Care Co. ................... 300,390 9,928,479
Perfect Presentation For Commercial Services Co.
(a)
. 1,099,933 1,988,124
Power & Water Utility Co. for Jubail & Yanbu
(a)
..... 827,382 6,865,069
Qassim Cement Co. (The) ................... 697,728 7,860,369
Security Shares Value
a
Saudi Arabia (continued)
Rabigh Refining & Petrochemical Co.
(a)
.......... 3,499,646 $ 6,779,423
Rasan Information Technology Co.
(a)
............ 501,783 17,353,562
Retal Urban Development Co. , Class A .......... 2,636,849 9,417,847
Riyad Bank ............................. 16,258,769 119,974,856
SABIC Agri-Nutrients Co. ................... 2,536,359 83,599,305
Sahara International Petrochemical Co. .......... 3,738,514 13,813,416
SAL Saudi Logistics Services ................. 370,198 15,959,569
Saudi Arabian Mining Co.
(a)
.................. 14,875,236 277,756,453
Saudi Arabian Oil Co.
(b)
..................... 65,390,944 435,799,970
Saudi Automotive Services Co.
(a)
.............. 389,921 5,501,710
Saudi Awwal Bank ........................ 11,186,933 101,849,959
Saudi Basic Industries Corp. ................. 9,758,396 141,007,508
Saudi Cement Co. ........................ 901,171 7,914,012
Saudi Ceramic Co. ........................ 826,769 5,740,889
Saudi Chemical Co. Holding ................. 5,402,863 10,593,989
Saudi Energy Co. ........................ 8,709,243 31,374,556
Saudi Ground Services Co. .................. 1,111,911 9,609,158
Saudi Industrial Investment Group ............. 3,326,795 11,454,621
Saudi Investment Bank (The) ................. 6,729,297 24,219,656
Saudi Kayan Petrochemical Co.
(a)
.............. 8,146,109 10,440,835
Saudi National Bank (The) ................... 32,612,457 362,389,615
Saudi Paper Manufacturing Co.
(a)
.............. 176,813 2,419,378
Saudi Pharmaceutical Industries & Medical Appliances
Corp.
(a)
.............................. 854,896 6,391,031
Saudi Real Estate Co.
(a)
.................... 2,505,774 8,795,510
Saudi Reinsurance Co.
(a)
.................... 970,372 6,056,752
Saudi Research & Media Group
(a)
.............. 431,866 9,423,933
Saudi Steel Pipe Co. ...................... 234,187 2,399,687
Saudi Tadawul Group Holding Co. ............. 548,990 20,022,350
Saudi Telecom Co. ........................ 22,078,577 245,955,667
Saudia Dairy & Foodstuff Co. ................. 221,232 11,748,766
Savola Group (The)
(a)
...................... 1,647,892 9,893,873
Seera Group Holding
(a)
..................... 2,067,970 12,651,379
Southern Province Cement Co. ............... 901,960 5,170,245
Taiba Investments Co. ..................... 1,408,109 12,701,753
Theeb Rent A Car Co. ..................... 649,159 5,498,594
United Electronics Co. ..................... 659,967 14,539,355
United International Transportation Co. .......... 840,198 9,049,902
Yamama Cement Co. ...................... 1,605,334 10,473,586
Yanbu Cement Co. ........................ 1,274,262 4,875,006
Yanbu National Petrochemical Co. ............. 2,831,507 19,033,814
3,910,177,767
a
South Africa  —  4 .0%
Absa Group Ltd. ......................... 9,168,232 156,682,940
AECI Ltd. .............................. 1,802,885 12,463,083
African Rainbow Minerals Ltd. ................ 1,302,617 20,517,536
Anglogold Ashanti PLC ..................... 5,580,798 713,970,327
Aspen Pharmacare Holdings Ltd. .............. 3,934,774 33,459,942
AVI Ltd. ............................... 3,256,318 22,950,409
Bid Corp. Ltd. ........................... 3,613,294 95,334,914
Bidvest Group Ltd. ........................ 3,263,008 51,685,324
Capitec Bank Holdings Ltd. .................. 957,931 285,443,666
Clicks Group Ltd. ......................... 2,622,383 52,471,515
Coronation Fund Managers Ltd. ............... 3,854,807 12,157,212
DataTec Ltd. ............................ 2,726,473 13,201,524
Dis-Chem Pharmacies Ltd.
(b) (c)
................ 5,635,318 13,094,074
Discovery Ltd. ........................... 6,153,830 101,004,161
DRDGOLD Ltd. .......................... 6,028,024 22,695,793
Equites Property Fund Ltd. .................. 12,166,396 14,605,652
Exxaro Resources Ltd. ..................... 2,608,122 32,453,252
FirstRand Ltd. ........................... 55,254,065 344,320,644
Fortress Real Estate Investments Ltd. , Class B ..... 15,181,876 24,960,296
Foschini Group Ltd. ....................... 3,689,762 20,210,129
Gold Fields Ltd. .......................... 9,882,817 579,192,490

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
South Africa (continued)
Grindrod Ltd.
(c)
........................... 9,229,920 $ 10,811,186
Growthpoint Properties Ltd. .................. 35,157,985 41,530,525
Harmony Gold Mining Co. Ltd. ................ 6,343,711 144,349,495
Hyprop Investments Ltd. .................... 4,856,084 19,632,537
Impala Platinum Holdings Ltd. ................ 10,060,567 223,502,380
Investec Ltd. ............................ 2,574,652 22,131,619
JSE Ltd. ............................... 1,371,347 14,385,276
Life Healthcare Group Holdings Ltd. ............ 16,148,180 12,290,820
Momentum Group Ltd. ..................... 13,380,370 33,980,825
Motus Holdings Ltd. ....................... 1,905,035 16,114,811
Mr Price Group Ltd. ....................... 2,918,147 33,570,946
MTN Group Ltd. .......................... 19,295,598 250,980,082
Naspers Ltd. , Class N ...................... 8,658,126 481,830,347
Nedbank Group Ltd. ....................... 4,822,685 95,401,258
NEPI Rockcastle N.V.
(a)
..................... 6,535,812 60,762,170
Netcare Ltd. ............................ 13,701,803 14,774,155
Ninety One Ltd. .......................... 3,213,413 10,947,651
Northam Platinum Holdings Ltd. ............... 3,953,641 108,226,339
Old Mutual Ltd. .......................... 48,625,753 50,329,180
Omnia Holdings Ltd. ....................... 1,932,373 10,860,971
OUTsurance Group Ltd. .................... 9,537,446 44,004,469
Pepkor Holdings Ltd.
(b)
..................... 38,609,071 64,281,332
Pick n Pay Stores Ltd.
(a)
.................... 6,605,593 8,035,553
Redefine Properties Ltd. .................... 73,832,314 32,207,580
Reinet Investments SCA .................... 1,555,146 54,959,316
Remgro Ltd. ............................ 5,310,820 64,665,351
Resilient REIT Ltd. ........................ 5,833,168 32,788,664
Reunert Ltd. ............................ 2,527,823 10,434,238
Sanlam Ltd. ............................ 19,367,158 129,355,887
Santam Ltd. ............................ 348,250 9,562,154
Sappi Ltd.
(a) (c)
........................... 6,497,915 6,869,077
Sasol Ltd.
(a)
............................. 6,288,921 57,302,432
Shoprite Holdings Ltd. ..................... 5,189,317 86,203,195
Sibanye Stillwater Ltd.
(a) (c)
................... 31,612,654 140,429,985
SPAR Group Ltd. (The)
(a)
.................... 2,046,790 8,971,878
Standard Bank Group Ltd. ................... 14,444,779 290,910,603
Telkom SA SOC Ltd. ....................... 3,927,243 15,863,115
Thungela Resources Ltd. ................... 1,513,073 10,552,909
Tiger Brands Ltd. ......................... 1,793,265 35,871,219
Truworths International Ltd. .................. 4,162,237 15,821,663
Valterra Platinum Ltd. ...................... 2,940,184 345,213,029
Vodacom Group Ltd. ...................... 6,671,677 68,184,235
Vukile Property Fund Ltd. ................... 14,925,351 23,828,400
We Buy Cars Holdings Ltd. .................. 3,159,951 8,632,255
Wilson Bayly Holmes-Ovcon Ltd. .............. 876,565 11,635,937
Woolworths Holdings Ltd. ................... 9,876,492 33,771,881
5,889,643,813
a
South Korea  —  17 .1%
ABLBio, Inc.
(a) (c)
.......................... 430,195 57,845,472
Alteogen, Inc.
(c)
.......................... 448,290 126,994,032
Amorepacific Corp. ....................... 318,805 33,519,195
Amorepacific Holdings Corp. ................. 359,068 7,817,614
APR Corp.
(a) (c)
........................... 276,628 60,094,717
APRILBIO Co. Ltd.
(a)
....................... 224,364 11,261,092
Asiana Airlines, Inc.
(a)
...................... 567,451 3,059,830
BGF retail Co. Ltd. ........................ 93,972 8,138,204
BHI Co. Ltd.
(a)
........................... 204,675 13,297,679
BNK Financial Group, Inc. ................... 2,630,966 36,428,926
Cafe24 Corp.
(a) (c)
......................... 167,350 3,866,538
Caregen Co. Ltd.
(c)
........................ 166,841 15,872,896
Celltrion Pharm, Inc.
(c)
...................... 211,733 10,557,524
Celltrion, Inc. ............................ 1,671,113 276,671,882
Chabiotech Co. Ltd.
(a) (c)
..................... 823,551 12,362,446
Cheil Worldwide, Inc.
(c)
..................... 670,579 10,224,698
Security Shares Value
a
South Korea (continued)
Chong Kun Dang Pharmaceutical Corp.
(c)
......... 115,434 $ 7,486,470
CJ CGV Co. Ltd.
(a) (c)
....................... 899,591 3,464,722
CJ CheilJedang Corp. ...................... 81,326 12,086,597
CJ Corp. .............................. 150,361 22,847,320
CJ ENM Co. Ltd.
(a)
........................ 123,761 6,245,930
CJ Logistics Corp.
(c)
....................... 102,146 9,349,358
Classys, Inc.
(a) (c)
.......................... 289,136 11,724,811
Clobot Co. Ltd.
(a)
......................... 201,889 10,413,739
Cosmax, Inc.
(a) (c)
......................... 106,381 14,051,932
CosmoAM&T Co. Ltd.
(a) (c)
................... 293,437 11,920,367
Coway Co. Ltd.
(a) (c)
........................ 601,157 34,155,163
CS Wind Corp.
(a) (c)
........................ 317,586 11,852,661
D&D PharmaTech, Inc.
(a) (c)
................... 232,610 14,857,476
Daeduck Electronics Co. Ltd.
(c)
................ 424,035 18,505,298
Daejoo Electronic Materials Co. Ltd.
(c)
........... 130,049 9,116,172
Daesang Corp. .......................... 392,679 6,152,512
Daewoo Engineering & Construction Co. Ltd.
(a) (c)
.... 2,452,547 17,342,519
Daewoong Co. Ltd.
(c)
...................... 259,960 4,876,205
Daewoong Pharmaceutical Co. Ltd. ............ 69,311 8,474,925
Daishin Securities Co. Ltd.
(c)
................. 559,034 17,462,277
Daou Technology, Inc.
(c)
.................... 404,756 15,306,106
DB HiTek Co. Ltd.
(c)
....................... 342,638 22,864,237
DB Insurance Co. Ltd. ..................... 499,311 63,435,055
Dear U Co. Ltd.
(c)
......................... 104,661 2,786,106
DL E&C Co. Ltd.
(a)
........................ 345,504 12,268,579
DL Holdings Co. Ltd.
(a)
..................... 150,664 5,414,772
Dongjin Semichem Co. Ltd.
(c)
................. 434,054 16,598,381
DongKook Pharmaceutical Co. Ltd. ............. 393,879 5,584,196
Dongsuh Companies, Inc.
(c)
.................. 451,021 8,585,562
Doosan Bobcat, Inc.
(a) (c)
..................... 586,770 26,459,066
Doosan Co. Ltd. ......................... 82,466 73,377,354
Doosan Enerbility Co. Ltd.
(a)
.................. 4,962,444 366,750,850
Doosan Fuel Cell Co. Ltd.
(a) (c)
................. 550,030 15,218,725
Doosan Robotics, Inc.
(a) (c)
................... 279,107 20,643,873
DoubleUGames Co. Ltd. .................... 167,162 6,154,034
Douzone Bizon Co. Ltd. .................... 221,285 18,189,675
Duk San Neolux Co. Ltd.
(a) (c)
................. 183,005 5,310,238
Ecopro BM Co. Ltd.
(a) (c)
..................... 540,451 83,241,777
Ecopro Co. Ltd.
(a) (c)
........................ 1,131,958 145,356,253
Ecopro Materials Co. Ltd.
(a) (c)
................. 294,269 14,685,479
E-MART, Inc. ............................ 224,964 16,413,669
Enchem Co. Ltd.
(a) (c)
....................... 179,807 9,487,255
Eo Technics Co. Ltd.
(a) (c)
.................... 100,643 29,341,242
ESR Kendall Square REIT Co. Ltd.
(c)
............ 1,491,342 4,483,875
Eugene Technology Co. Ltd.
(c)
................ 196,735 18,359,472
F&F Co. Ltd.
(c)
........................... 174,005 8,531,469
GemVax & Kael Co. Ltd.
(a) (c)
.................. 392,993 12,691,015
Genesis Development Holdings Co. Ltd.
(a) (d)
....... 49,111 —
Grand Korea Leisure Co. Ltd. ................ 513,502 4,671,732
Green Cross Corp.
(a)
....................... 71,586 8,404,614
Green Cross Holdings Corp.
(a)
................ 274,155 3,029,869
GS Engineering & Construction Corp. ........... 752,510 11,712,843
GS Holdings Corp. ........................ 446,542 21,341,472
GS Retail Co. Ltd. ........................ 401,573 6,137,634
Han Kuk Carbon Co. Ltd.
(a) (c)
................. 458,783 13,369,939
Hana Financial Group, Inc. .................. 3,083,763 260,846,878
Hana Micron, Inc.
(c)
....................... 575,011 14,509,468
Hanall Biopharma Co. Ltd.
(a) (c)
................ 368,511 15,767,065
Hanil Cement Co. Ltd. ..................... 378,086 4,776,990
Hanjin Kal Corp.
(a) (c)
....................... 259,606 28,137,750
Hankook & Co. Co. Ltd.
(c)
................... 395,179 8,598,104
Hankook Tire & Technology Co. Ltd. ............ 803,367 40,692,304
Hanmi Pharm Co. Ltd.
(a)
.................... 65,462 26,970,317
Hanmi Science Co. Ltd.
(a) (c)
.................. 230,253 6,983,823

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
South Korea (continued)
Hanmi Semiconductor Co. Ltd.
(c)
............... 475,341 $ 107,124,545
Hanon Systems
(a) (c)
........................ 2,413,971 7,784,414
Hansol Chemical Co. Ltd. ................... 101,918 23,915,036
Hanssem Co. Ltd.
(a) (c)
...................... 126,858 4,379,268
Hanwha Aerospace Co. Ltd. ................. 371,784 309,057,733
Hanwha Corp.
(a)
.......................... 276,065 26,215,061
Hanwha Engine
(a) (c)
........................ 649,025 24,349,929
Hanwha Investment & Securities Co. Ltd.
(a) (c)
...... 1,483,903 8,621,386
Hanwha Life Insurance Co. Ltd.
(a) (c)
............. 3,975,621 13,692,664
Hanwha Ocean Co. Ltd.
(a) (c)
.................. 1,529,605 150,082,910
Hanwha Solutions Corp.
(a) (c)
.................. 1,223,251 44,961,889
Hanwha Systems Co. Ltd.
(a) (c)
................. 848,834 67,033,398
Hanwha Vision Co. Ltd.
(a) (c)
.................. 421,421 24,983,116
HD Construction Equipment Co. Ltd. ............ 367,791 35,883,496
HD Hyundai Co. Ltd. ...................... 476,115 96,853,431
HD Hyundai Electric Co. Ltd. ................. 262,523 191,656,353
HD Hyundai Heavy Industries Co. Ltd. ........... 406,335 170,162,774
HD Hyundai Marine Solution Co. Ltd. ........... 167,454 21,442,163
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 471,116 147,367,541
HDC Hyundai Development Co-Engineering &
Construction , Class E .................... 486,241 7,823,085
HD-Hyundai Marine Engine
(a)
................. 234,708 14,252,485
Hite Jinro Co. Ltd.
(c)
....................... 470,995 5,817,543
HJ Shipbuilding & Construction Co. Ltd.
(a)
........ 253,103 4,451,516
HK inno N Corp.
(a)
........................ 145,993 5,474,429
HL Mando Co. Ltd.
(c)
....................... 360,628 15,721,542
HLB, Inc.
(a) (c)
............................ 1,319,345 47,428,162
HMM Co. Ltd. ........................... 2,538,886 37,631,496
Hotel Shilla Co. Ltd.
(a) (c)
..................... 338,478 11,273,833
HPSP Co. Ltd.
(c)
.......................... 600,829 18,745,422
HS Hyosung Advanced Materials Corp.
(c)
......... 32,796 5,720,346
Hugel, Inc.
(a) (c)
........................... 67,358 12,644,906
HYBE Co. Ltd.
(a) (c)
........................ 254,477 68,416,650
Hyosung Corp.
(c)
......................... 105,771 12,431,603
Hyosung Heavy Industries Corp. .............. 63,004 123,499,955
Hyosung TNC Corp.
(c)
...................... 28,845 8,541,254
Hyundai Department Store Co. Ltd.
(c)
........... 195,453 14,937,293
Hyundai Elevator Co. Ltd. ................... 287,910 19,731,790
Hyundai Engineering & Construction Co. Ltd.
(c)
..... 871,872 99,854,990
Hyundai Feed, Inc.
(a) (c) (d)
.................... 709,241 1,158,111
Hyundai Glovis Co. Ltd. .................... 413,346 83,227,266
Hyundai Marine & Fire Insurance Co. Ltd.
(a)
....... 593,716 14,177,510
Hyundai Mobis Co. Ltd. ..................... 650,407 233,790,404
Hyundai Motor Co. ........................ 1,468,604 688,517,212
Hyundai Rotem Co. Ltd.
(c)
................... 853,022 136,383,474
Hyundai Steel Co. ........................ 834,801 26,922,512
Hyundai Wia Corp.
(c)
....................... 225,050 15,825,551
Iljin Electric Co. Ltd.
(c)
...................... 296,061 18,404,802
iM Financial Group Co. Ltd. .................. 1,583,701 20,240,015
Industrial Bank of Korea .................... 2,675,590 47,916,961
ISC Co. Ltd.
(c)
........................... 132,280 17,769,004
ISU Specialty Chemical
(a) (c)
.................. 229,423 18,356,388
IsuPetasys Co. Ltd.
(c)
...................... 617,297 54,966,621
JB Financial Group Co. Ltd. .................. 1,371,629 30,245,320
JNTC Co. Ltd.
(a) (c)
......................... 289,041 4,474,934
Jusung Engineering Co. Ltd.
(c)
................ 347,318 13,567,701
JYP Entertainment Corp.
(a) (c)
................. 316,359 15,328,049
Kakao Corp. ............................ 3,420,307 147,995,878
Kakao Games Corp.
(a) (c)
.................... 473,008 4,807,249
KakaoBank Corp. ........................ 1,851,393 34,887,591
Kangwon Land, Inc. ....................... 879,884 11,641,165
KB Financial Group, Inc. .................... 3,997,206 441,164,057
KCC Corp. ............................. 54,408 24,630,453
KEPCO Engineering & Construction Co., Inc.
(a) (c)
.... 176,301 21,434,014
Security Shares Value
a
South Korea (continued)
KEPCO Plant Service & Engineering Co. Ltd.
(a) (c)
.... 293,663 $ 12,653,603
Kia Corp. .............................. 2,572,130 367,268,196
KIWOOM Securities Co. Ltd.
(c)
................ 150,952 48,810,656
Koh Young Technology, Inc.
(c)
................. 614,005 13,583,719
Kolmar Korea Co. Ltd.
(a)
.................... 217,725 11,530,577
Kolon Industries, Inc.
(c)
..................... 243,363 11,447,890
Korea Aerospace Industries Ltd.
(c)
.............. 822,039 109,231,749
Korea Electric Power Corp. .................. 2,743,033 110,253,786
Korea Gas Corp. ......................... 305,684 8,758,414
Korea Investment Holdings Co. Ltd. ............ 448,811 80,702,308
Korean Air Lines Co. Ltd.
(a)
.................. 1,671,053 32,564,240
Korean Reinsurance Co. .................... 2,143,201 20,759,496
Krafton, Inc.
(a)
........................... 313,910 54,208,402
KT&G Corp. ............................ 1,045,332 118,443,129
Kum Yang Co. Ltd.
(a) (d)
..................... 390,785 2,151,559
Kumho Petrochemical Co. Ltd.
(a)
............... 166,525 17,741,344
Kumho Tire Co., Inc.
(a) (c)
.................... 1,681,819 8,151,226
Kyung Dong Navien Co. Ltd.
(c)
................ 108,302 4,830,736
L&C Bio Co. Ltd. ......................... 203,963 13,980,363
L&F Co. Ltd.
(a) (c)
.......................... 296,738 25,936,870
Lake Materials Co. Ltd.
(c)
.................... 456,820 7,519,613
LEENO Industrial, Inc.
(c)
.................... 531,501 39,374,448
LG Chem Ltd. ........................... 545,936 158,746,145
LG Corp. .............................. 946,057 70,792,572
LG Display Co. Ltd.
(a) (c)
..................... 3,035,899 30,298,460
LG Electronics, Inc. ....................... 1,116,573 112,958,362
LG Energy Solution Ltd.
(a) (c)
.................. 515,158 153,101,448
LG H&H Co. Ltd.
(c)
........................ 90,932 16,873,535
LG Innotek Co. Ltd.
(c)
...................... 144,679 32,054,513
LG Uplus Corp. .......................... 1,375,388 15,823,426
LIG Nex1 Co. Ltd.
(a)
....................... 148,218 52,323,588
LigaChem Biosciences, Inc.
(a) (c)
............... 292,287 38,928,183
Lotte Chemical Corp.
(c)
..................... 197,680 13,182,199
Lotte Chilsung Beverage Co. Ltd. .............. 57,939 5,599,288
Lotte Corp. ............................. 405,996 10,104,929
Lotte Energy Materials Corp.
(a) (c)
............... 280,588 8,734,452
LOTTE Fine Chemical Co. Ltd. ................ 225,207 8,000,550
LOTTE REIT Co. Ltd.
(c)
..................... 2,773,054 9,347,304
Lotte Rental Co. Ltd.
(c)
..................... 130,216 3,056,877
Lotte Shopping Co. Ltd. .................... 137,832 10,300,581
Lotte Tour Development Co. Ltd.
(a) (c)
............ 703,315 11,314,628
Lotte Wellfood Co. Ltd. ..................... 37,186 3,280,395
LS Corp.
(a)
............................. 194,443 38,522,967
LS Electric Co. Ltd. ....................... 168,087 92,047,552
Lunit, Inc.
(a) (c)
............................ 306,804 8,671,411
LX INTERNATIONAL CORP. ................. 372,946 11,045,948
LX Semicon Co. Ltd. ...................... 138,295 5,623,108
Medytox, Inc.
(c)
.......................... 61,680 5,522,106
Meritz Financial Group, Inc.
(a)
................. 914,144 80,640,404
Mezzion Pharma Co. Ltd.
(a) (c)
................. 273,372 26,910,587
Mirae Asset Securities Co. Ltd.
(c)
.............. 2,228,571 111,712,060
Misto Holdings Corp. ...................... 529,186 17,993,805
Naturecell Co. Ltd.
(a) (c)
...................... 712,979 10,639,020
NAVER Corp. ........................... 1,551,601 274,097,012
NCSoft Corp.
(c)
.......................... 144,140 23,118,539
Netmarble Corp.
(b)
........................ 309,676 11,299,985
Nexon Games Co. Ltd.
(a) (c)
................... 347,704 2,866,746
NH Investment & Securities Co. Ltd. ............ 1,420,310 35,100,240
NICE Information Service Co. Ltd.
(c)
............ 508,892 6,058,173
NKMax Co. Ltd.
(a) (c) (d)
...................... 172,974 692,257
NongShim Co. Ltd.
(a) (c)
..................... 36,190 10,809,816
OCI Holdings Co. Ltd.
(c)
..................... 151,147 15,938,493
OliX Pharmaceuticals, Inc.
(a) (c)
................ 190,902 23,895,158
Orion Corp.
(a)
........................... 246,137 22,824,699

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
South Korea (continued)
Orion Holdings Corp.
(a)
..................... 356,325 $ 5,904,047
Oscotec, Inc.
(a) (c)
......................... 398,823 14,495,059
Otoki Corp. ............................. 23,414 6,463,011
Pan Ocean Co. Ltd. ....................... 3,015,834 11,063,744
Paradise Co. Ltd.
(c)
........................ 641,834 8,919,008
Park Systems Corp.
(c)
...................... 79,977 16,058,869
Pearl Abyss Corp.
(a) (c)
...................... 381,051 14,206,178
People & Technology, Inc. ................... 227,286 8,642,792
Peptron, Inc.
(a) (c)
.......................... 253,776 50,249,109
PharmaResearch Co. Ltd.
(c)
.................. 80,395 19,525,637
Poongsan Corp.
(a)
........................ 199,268 16,010,876
Posco DX Co. Ltd.
(c)
....................... 615,858 16,811,740
POSCO Future M Co. Ltd.
(a) (c)
................ 391,450 67,195,273
POSCO Holdings, Inc. ..................... 789,747 226,657,708
Posco International Corp. ................... 574,428 28,891,039
PSK Holdings, Inc.
(c)
....................... 92,707 5,638,211
PSK, Inc. .............................. 289,352 12,915,069
Rainbow Robotics
(a)
....................... 100,066 59,833,826
Robotis Co. Ltd.
(a) (c)
....................... 114,715 23,038,984
S&S Tech Corp. .......................... 175,329 12,053,608
S-1 Corp.
(c)
............................. 205,192 12,501,690
Sam Chun Dang Pharm Co. Ltd.
(c)
............. 168,500 96,695,877
Samsung Biologics Co. Ltd.
(a) (b)
............... 126,260 155,777,527
Samsung C&T Corp. ...................... 933,617 227,516,281
Samsung E&A Co. Ltd.
(c)
.................... 1,692,287 42,786,276
Samsung Electro-Mechanics Co. Ltd. ........... 609,594 190,522,390
Samsung Electronics Co. Ltd. ................ 52,354,446 7,835,955,826
Samsung Episholdings Co. Ltd.
(a)
.............. 81,505 38,245,308
Samsung Fire & Marine Insurance Co. Ltd. ....... 329,835 121,524,192
Samsung Heavy Industries Co. Ltd.
(a)
........... 7,797,239 156,944,460
Samsung Life Insurance Co. Ltd. .............. 883,109 141,371,901
Samsung SDI Co. Ltd.
(a)
.................... 665,916 215,886,477
Samsung SDS Co. Ltd. ..................... 460,113 62,353,976
Samsung Securities Co. Ltd. ................. 632,481 46,995,301
Samyang Foods Co. Ltd.
(c)
.................. 46,404 39,391,023
Sanil Electric Co. Ltd.
(c)
..................... 130,695 15,123,153
SD Biosensor, Inc.
(a) (c)
...................... 480,465 2,820,340
Sebang Global Battery Co. Ltd. ............... 88,635 4,244,316
Seegene, Inc. ........................... 445,123 8,120,489
Seojin System Co. Ltd.
(a) (c)
................... 367,692 12,162,762
SFA Engineering Corp.
(c)
.................... 330,545 7,776,720
Shinhan Financial Group Co. Ltd. .............. 4,786,079 321,894,833
Shinsegae, Inc.
(c)
......................... 77,113 19,720,584
Shinsung Delta Tech Co. Ltd.
(c)
................ 194,809 9,492,543
Shinyoung Securities Co. Ltd.
(c)
............... 18,726 2,942,035
Silicon2 Co. Ltd.
(a) (c)
....................... 403,656 12,301,356
SIMMTECH Co. Ltd.
(c)
..................... 323,079 12,191,514
SK Biopharmaceuticals Co. Ltd.
(a) (c)
............. 345,052 28,726,889
SK Bioscience Co. Ltd.
(a) (c)
................... 274,205 9,332,110
SK Chemicals Co. Ltd. ..................... 145,266 6,942,874
SK Discovery Co. Ltd.
(c)
.................... 154,991 6,446,185
SK Gas Ltd. ............................ 46,584 7,543,395
SK hynix, Inc. ........................... 6,030,474 4,458,884,119
SK IE Technology Co. Ltd.
(a) (b) (c)
............... 295,886 5,573,592
SK Innovation Co. Ltd. ..................... 754,487 67,001,805
SK Networks Co. Ltd. ...................... 1,686,516 6,740,983
SK oceanplant Co. Ltd.
(a) (c)
................... 463,050 6,213,000
SK REITs Co. Ltd.
(c)
....................... 924,945 3,800,087
SK Square Co. Ltd.
(a)
...................... 1,024,998 460,037,315
SK Telecom Co. Ltd. ....................... 1,104,414 61,044,731
SK, Inc. ............................... 397,870 111,093,725
SKC Co. Ltd.
(a) (c)
......................... 208,810 16,486,539
SL Corp.
(a)
............................. 223,538 11,406,441
SM Entertainment Co. Ltd.
(c)
................. 133,362 10,697,458
Security Shares Value
a
South Korea (continued)
SNT Motiv Co. Ltd. ........................ 248,436 $ 6,436,680
S-Oil Corp.
(a)
............................ 422,362 32,297,407
SOOP Co. Ltd.
(c)
......................... 102,504 5,056,450
Soulbrain Co. Ltd.
(c)
....................... 52,858 16,401,639
ST Pharm Co. Ltd.
(a) (c)
...................... 163,114 17,242,758
Studio Dragon Corp.
(a) (c)
.................... 162,760 5,049,543
Taesung Co. Ltd.
(a)
........................ 240,714 13,208,398
Taihan Cable & Solution Co. Ltd.
(a) (c)
............ 879,450 21,977,703
TechWing, Inc.
(c)
......................... 352,339 11,438,739
TKG Huchems Co. Ltd. ..................... 367,225 4,844,554
Tokai Carbon Korea Co. Ltd.
(c)
................ 68,464 10,724,990
Voronoi, Inc.
(a)
........................... 125,876 29,240,551
Wemade Co. Ltd.
(c)
........................ 233,994 4,231,154
Wonik Holdings Co. Ltd.
(a)
................... 1 24
WONIK IPS Co. Ltd.
(c)
...................... 369,955 32,304,917
Woori Financial Group, Inc. .................. 7,425,023 185,808,173
YC Corp.
(a) (c)
............................ 320,629 4,840,800
YG Entertainment, Inc.
(c)
.................... 157,002 8,070,764
Youngone Corp.
(c)
........................ 257,872 17,313,425
Youngone Holdings Co. Ltd. ................. 88,483 15,325,072
Yuhan Corp. ............................ 609,756 46,670,029
25,506,727,766
a
Taiwan  —  22 .0%
Ability Enterprise Co. Ltd.
(c)
.................. 3,227,000 8,237,120
Ability Opto-Electronics Technology Co. Ltd.
(c)
...... 744,000 2,564,069
AcBel Polytech, Inc.
(c)
...................... 7,872,565 12,909,211
Accton Technology Corp. ................... 5,570,000 245,109,446
Acer, Inc.
(c)
............................. 30,483,872 26,624,424
Acter Group Corp. Ltd.
(c)
.................... 1,129,000 25,731,986
ADATA Technology Co. Ltd.
(c)
................. 3,399,725 30,428,055
Advanced Echem Materials Co. Ltd.
(c)
........... 806,000 23,108,076
Advanced Energy Solution Holding Co. Ltd.
(c)
...... 384,000 14,571,195
Advanced Wireless Semiconductor Co.
(c)
......... 1,652,000 6,407,422
Advantech Co. Ltd.
(c)
...................... 5,166,584 54,793,882
Airoha Technology Corp.
(c)
................... 404,000 6,632,541
Airtac International Group
(c)
.................. 1,473,292 56,370,619
Alchip Technologies Ltd.
(c)
................... 846,000 92,606,794
All Ring Tech Co. Ltd.
(c)
..................... 897,000 15,468,610
Allied Supreme Corp.
(c)
..................... 447,000 3,487,104
Allis Electric Co. Ltd.
(c)
..................... 2,148,169 8,734,597
Ambassador Hotel (The)
(c)
................... 1,064,000 1,494,580
AP Memory Technology Corp.
(c)
............... 1,227,000 16,701,590
Arcadyan Technology Corp. .................. 1,690,391 10,582,349
Ardentec Corp.
(c)
......................... 4,869,546 24,329,094
ASE Technology Holding Co. Ltd. .............. 36,779,222 443,173,908
Asia Cement Corp.
(c)
....................... 24,593,050 28,158,910
Asia Optical Co., Inc.
(c)
..................... 2,454,000 11,747,607
Asia Vital Components Co. Ltd. ............... 3,678,884 202,288,744
ASMedia Technology, Inc.
(c)
.................. 405,000 16,786,649
ASPEED Technology, Inc.
(c)
.................. 329,800 101,797,077
ASROCK, Inc.
(c)
.......................... 678,000 4,921,033
Asustek Computer, Inc.
(c)
.................... 7,854,000 132,717,572
AUO Corp.
(a) (c)
........................... 66,785,400 35,147,980
AURAS Technology Co. Ltd.
(c)
................ 759,000 27,410,696
Bank of Kaohsiung Co. Ltd.
(c)
................. 34,551,125 14,236,528
BES Engineering Corp.
(a) (c)
................... 19,766,508 10,925,118
Bizlink Holding, Inc.
(c)
...................... 1,928,388 85,213,722
Bora Pharmaceuticals Co. Ltd.
(c)
............... 748,005 12,111,161
Brighton-Best International Taiwan, Inc.
(c)
......... 6,200,000 6,715,824
C Sun Manufacturing Ltd.
(c)
.................. 1,146,000 11,595,422
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 11,282,000 58,152,279
Capital Securities Corp.
(c)
................... 22,243,050 22,690,830
Catcher Technology Co. Ltd.
(c)
................ 5,565,000 33,984,827
Cathay Financial Holding Co. Ltd. .............. 105,853,951 268,444,573

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Taiwan (continued)
Cathay Real Estate Development Co. Ltd.
(c)
....... 7,497,900 $ 5,412,767
Center Laboratories, Inc.
(a) (c)
................. 6,038,874 8,442,636
Century Iron & Steel Industrial Co. Ltd.
(c)
......... 2,017,000 8,235,581
Chailease Holding Co. Ltd. .................. 16,606,206 55,009,476
Chang Hwa Commercial Bank Ltd. ............. 79,772,036 55,089,297
Charoen Pokphand Enterprise
(c)
............... 3,644,700 17,808,361
Chenbro Micom Co. Ltd.
(c)
................... 694,000 20,003,742
Cheng Loong Corp.
(c)
...................... 11,432,000 6,700,881
Cheng Shin Rubber Industry Co. Ltd. ........... 19,561,650 19,590,555
Cheng Uei Precision Industry Co. Ltd.
(c)
.......... 4,237,000 5,355,166
Chicony Electronics Co. Ltd.
(c)
................ 6,838,787 27,319,624
Chicony Power Technology Co. Ltd.
(c)
........... 1,534,000 4,437,268
Chief Telecom, Inc.
(c)
...................... 370,300 4,428,944
China Airlines Ltd. ........................ 30,704,000 20,518,576
China Bills Finance Corp. ................... 20,753,000 11,403,478
China Motor Corp.
(c)
....................... 2,430,800 4,632,013
China Petrochemical Development Corp.
(a) (c)
....... 40,833,490 10,820,868
China Steel Chemical Corp.
(c)
................. 1,663,000 3,831,602
China Steel Corp.
(c)
....................... 130,527,529 86,358,744
Chipbond Technology Corp.
(c)
................. 7,248,000 13,042,926
ChipMOS Technologies, Inc.
(c)
................ 5,780,000 12,994,350
Chong Hong Construction Co. Ltd. ............. 1,923,122 4,637,861
Chroma ATE, Inc. ......................... 4,231,000 183,853,756
Chung Hung Steel Corp.
(a) (c)
.................. 11,654,000 6,733,023
Chung-Hsin Electric & Machinery Manufacturing Corp. 4,141,000 23,148,373
Chunghwa Precision Test Tech Co. Ltd.
(c)
......... 246,000 28,954,488
Chunghwa Telecom Co. Ltd. ................. 41,063,000 176,713,346
Cleanaway Co. Ltd.
(c)
...................... 11,501,000 12,884,973
Clevo Co.
(c)
............................. 4,587,175 5,765,176
Compal Electronics, Inc.
(c)
................... 46,221,000 46,369,650
Compeq Manufacturing Co. Ltd. ............... 11,385,000 73,614,548
Continental Holdings Corp.
(c)
................. 7,510,600 5,362,081
Coretronic Corp.
(c)
........................ 2,645,200 7,471,831
CSBC Corp. Taiwan
(a)
...................... 10,865,541 8,383,177
CTBC Financial Holding Co. Ltd. .............. 184,746,599 328,637,959
CTCI Corp.
(c)
............................ 8,234,847 8,237,535
CyberPower Systems, Inc.
(c)
................. 530,000 3,274,974
Da-Li Development Co. Ltd.
(c)
................. 2,342,895 3,539,725
Daxin Materials Corp. ...................... 567,000 7,629,668
Delta Electronics, Inc. ...................... 21,524,000 970,599,343
Depo Auto Parts Ind Co. Ltd.
(c)
................ 1,094,000 4,913,924
Dynamic Holding Co. Ltd.
(c)
.................. 3,287,324 16,274,784
Dynapack International Technology Corp.
(c)
....... 1,633,000 15,903,125
E Ink Holdings, Inc.
(c)
...................... 9,583,000 56,721,016
E.Sun Financial Holding Co. Ltd.
(c)
............. 160,122,156 180,073,938
Eclat Textile Co. Ltd. ....................... 2,016,683 27,151,076
EirGenix, Inc.
(a) (c)
......................... 1,954,000 3,794,527
Elan Microelectronics Corp.
(c)
................. 2,905,100 11,239,820
Elite Advanced Laser Corp.
(c)
................. 1,623,000 15,746,561
Elite Material Co. Ltd. ...................... 3,361,000 257,394,337
Elite Semiconductor Microelectronics Technology, Inc.
(c)
3,142,000 15,429,036
eMemory Technology, Inc.
(c)
.................. 697,000 55,431,280
Ennoconn Corp. ......................... 1,041,219 9,386,207
Ennostar, Inc.
(a) (c)
......................... 6,639,185 8,044,594
Eternal Materials Co. Ltd.
(c)
.................. 10,230,369 22,381,439
Eva Airways Corp. ........................ 28,334,326 34,306,166
Evergreen Aviation Technologies Corp. .......... 1,240,000 7,029,688
Evergreen International Storage & Transport Corp.
(c)
. 3,291,500 5,863,712
Evergreen Marine Corp. Taiwan Ltd.
(c)
........... 11,888,979 74,612,162
EVERGREEN Steel Corp.
(c)
.................. 1,858,000 6,107,989
Everlight Electronics Co. Ltd. ................. 4,494,000 8,409,674
Far Eastern Department Stores Ltd.
(c)
........... 13,460,167 9,779,024
Far Eastern International Bank
(c)
............... 45,334,109 18,739,392
Far Eastern New Century Corp. ............... 35,385,916 32,549,457
Security Shares Value
a
Taiwan (continued)
Far EasTone Telecommunications Co. Ltd. ........ 18,914,000 $ 55,586,197
Faraday Technology Corp.
(c)
................. 2,594,828 13,819,607
Farglory Land Development Co. Ltd. ............ 3,504,782 7,607,454
Feng Hsin Steel Co. Ltd.
(c)
................... 5,501,000 11,932,258
Feng TAY Enterprise Co. Ltd.
(c)
................ 5,189,833 15,527,767
First Financial Holding Co. Ltd. ................ 125,783,112 119,907,891
First Hi-Tec Enterprise Co. Ltd.
(c)
.............. 851,000 7,818,688
Fitipower Integrated Technology, Inc.
(c)
........... 997,504 4,711,055
FLEXium Interconnect, Inc.
(a) (c)
................ 2,543,616 5,211,138
Formosa Chemicals & Fibre Corp.
(c)
............ 38,891,210 62,879,442
Formosa International Hotels Corp.
(c)
............ 810,000 4,884,545
Formosa Plastics Corp.
(c)
.................... 41,546,800 68,151,759
Formosa Sumco Technology Corp.
(c)
............ 773,000 3,365,995
Formosa Taffeta Co. Ltd. .................... 10,557,000 6,148,970
Fortune Electric Co. Ltd.
(c)
................... 1,732,790 58,449,161
Fositek Corp.
(c)
.......................... 593,341 31,767,231
Foxconn Technology Co. Ltd.
(c)
................ 10,805,424 20,360,820
Foxsemicon Integrated Technology, Inc.
(c)
........ 1,113,000 11,071,506
Fubon Financial Holding Co. Ltd. .............. 92,384,521 277,077,193
Fulgent Sun International Holding Co. Ltd.
(c)
....... 1,569,221 4,684,939
Fulltech Fiber Glass Corp.
(a)
.................. 5,005,000 17,350,532
Fusheng Precision Co. Ltd.
(c)
................. 1,204,000 10,176,213
Genius Electronic Optical Co. Ltd.
(c)
............ 837,287 11,747,586
Getac Holdings Corp.
(c)
..................... 4,440,000 15,993,955
Giant Manufacturing Co. Ltd. ................. 3,366,575 8,776,290
Gigabyte Technology Co. Ltd.
(c)
............... 5,771,000 43,729,507
Global Brands Manufacture Ltd.
(c)
.............. 3,376,744 11,602,642
Global Mixed Mode Technology, Inc. ............ 726,000 5,726,319
Global Unichip Corp. ...................... 950,000 83,189,581
Globalwafers Co. Ltd.
(c)
..................... 2,776,000 39,980,523
Gloria Material Technology Corp.
(c)
............. 6,875,000 7,679,084
Gold Circuit Electronics Ltd.
(c)
................. 3,629,800 94,291,939
Goldsun Building Materials Co. Ltd.
(c)
........... 11,151,425 13,224,629
Grand Process Technology Corp.
(c)
............. 250,000 13,973,764
Grape King Bio Ltd.
(c)
...................... 1,432,000 5,677,852
Great Wall Enterprise Co. Ltd. ................ 7,240,412 11,780,761
Greatek Electronics, Inc.
(c)
................... 3,914,000 11,921,519
Gudeng Precision Industrial Co. Ltd.
(c)
........... 785,797 10,515,399
Hannstar Board Corp. ...................... 2,529,640 7,498,677
HannStar Display Corp.
(a) (c)
.................. 27,363,640 8,072,694
HERON NEUTRON MEDICAL CORP.
(a)
.......... 521,000 9,227,365
Highwealth Construction Corp.
(c)
............... 15,099,494 18,266,241
Hiwin Technologies Corp.
(c)
.................. 3,102,498 22,510,555
Hon Hai Precision Industry Co. Ltd. ............. 138,954,928 1,062,836,949
Hon Precision, Inc. ........................ 884,000 137,489,178
Hota Industrial Manufacturing Co. Ltd.
(c)
.......... 3,714,261 7,152,488
Hotai Finance Co. Ltd.
(c)
.................... 3,340,620 6,387,191
Hotai Motor Co. Ltd.
(c)
...................... 3,540,560 66,142,511
HTC Corp.
(a) (c)
........................... 7,690,000 11,064,333
HUA ENG Wire & Cable Co. Ltd.
(c)
............. 3,636,829 4,180,965
Hua Nan Financial Holdings Co. Ltd. ............ 100,262,488 121,760,368
Huaku Development Co. Ltd. ................. 3,695,840 12,788,783
Hwang Chang General Contractor Co. Ltd.
(c)
...... 2,427,750 4,735,293
IBF Financial Holdings Co. Ltd.
(c)
.............. 28,666,457 15,526,253
I-Chiun Precision Industry Co. Ltd. ............. 2,367,000 10,450,292
Innodisk Corp.
(c)
.......................... 925,147 22,755,556
Innolux Corp.
(c)
.......................... 82,821,297 70,285,801
International Games System Co. Ltd.
(c)
.......... 2,331,000 51,573,656
Inventec Corp.
(c)
......................... 29,532,000 43,257,487
ITE Technology, Inc.
(c)
...................... 1,672,000 6,527,692
ITEQ Corp.
(c)
............................ 2,641,604 11,810,128
ITH Corp.
(c)
............................. 2,283,000 2,615,405
Jentech Precision Industrial Co. Ltd.
(c)
........... 953,670 92,998,579
Jinan Acetate Chemical Co. Ltd.
(c)
.............. 5,795,600 8,682,304

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Taiwan (continued)
Johnson Health Tech Co. Ltd.
(c)
............... 1,142,000 $ 4,928,104
JSL Construction & Development Co. Ltd.
(c)
....... 2,372,097 3,519,520
Kaori Heat Treatment Co. Ltd. ................ 811,000 22,320,901
Kenda Rubber Industrial Co. Ltd.
(c)
............. 7,755,913 5,012,859
Kenmec Mechanical Engineering Co. Ltd.
(a) (c)
...... 2,060,641 4,197,844
KGI Financial Holding Co. Ltd. ................ 181,977,444 127,147,266
Kindom Development Co. Ltd.
(c)
............... 4,893,230 4,893,318
King Slide Works Co. Ltd.
(c)
.................. 627,000 67,474,672
King Yuan Electronics Co. Ltd.
(c)
............... 12,248,000 126,026,362
Kinik Co.
(c)
............................. 1,159,000 19,128,712
Kinpo Electronics
(c)
........................ 12,655,000 10,277,070
Kinsus Interconnect Technology Corp.
(c)
.......... 3,326,000 32,866,047
L&K Engineering Co. Ltd.
(c)
.................. 1,845,543 34,081,577
Lai Yih Footwear Co. Ltd.
(c)
.................. 599,000 3,862,617
LandMark Optoelectronics Corp.
(a) (c)
............ 860,900 33,509,997
Largan Precision Co. Ltd.
(c)
.................. 1,095,000 87,763,349
Lien Hwa Industrial Holdings Corp.
(c)
............ 13,428,516 19,248,833
Lite-On Technology Corp. ................... 22,181,238 121,075,157
Longwell Co.
(c)
........................... 1,503,000 10,733,269
Lotes Co. Ltd.
(c)
.......................... 924,849 51,945,019
Lotus Pharmaceutical Co. Ltd.
(c)
............... 1,573,000 13,993,578
Lumosa Therapeutics Co. Ltd.
(a)
............... 877,000 4,856,346
LuxNet Corp.
(c)
.......................... 1,401,957 18,498,158
M31 Technology Corp.
(c)
.................... 357,484 5,098,257
Machvision, Inc.
(c)
........................ 405,997 7,316,239
Macronix International Co. Ltd.
(a) (c)
............. 19,884,554 68,050,842
Makalot Industrial Co. Ltd.
(c)
.................. 2,414,120 24,616,311
Marketech International Corp.
(c)
............... 1,291,000 12,439,459
MediaTek, Inc. ........................... 16,795,572 1,034,599,849
Mega Financial Holding Co. Ltd. ............... 130,387,575 167,736,429
Mega Union Technology, Inc. ................. 594,000 14,500,328
Mercuries Life Insurance Co. Ltd.
(a)
............. 44,222,123 11,703,397
Merida Industry Co. Ltd. .................... 2,140,850 5,116,795
Merry Electronics Co. Ltd.
(c)
.................. 2,273,234 6,835,053
Micro-Star International Co. Ltd.
(c)
.............. 7,855,000 23,467,486
Mitac Holdings Corp.
(c)
..................... 10,466,158 26,305,277
momo.com, Inc.
(c)
......................... 779,100 4,776,013
MPI Corp. .............................. 929,000 85,983,469
Nan Kang Rubber Tire Co. Ltd.
(c)
.............. 4,436,436 5,032,700
Nan Pao Resins Chemical Co. Ltd.
(c)
............ 562,000 5,875,548
Nan Ya Plastics Corp. ...................... 57,432,440 166,627,151
Nan Ya Printed Circuit Board Corp.
(c)
............ 2,423,000 42,044,857
Nanya Technology Corp.
(a) (c)
.................. 13,701,000 121,623,151
Nien Made Enterprise Co. Ltd.
(c)
............... 1,624,000 20,793,735
Novatek Microelectronics Corp.
(c)
.............. 6,371,000 79,552,201
Nuvoton Technology Corp.
(c)
................. 1,772,000 4,073,886
Oneness Biotech Co. Ltd.
(a) (c)
................. 3,997,827 7,542,531
Orient Semiconductor Electronics Ltd.
(c)
.......... 4,938,000 9,010,967
Pan Jit International, Inc.
(c)
................... 3,847,200 11,035,715
Pan-International Industrial Corp.
(c)
............. 5,313,366 8,596,317
Parade Technologies Ltd.
(c)
.................. 823,000 14,203,201
Pegatron Corp.
(c)
......................... 22,323,000 52,248,367
Pegavision Corp.
(c)
........................ 409,166 3,872,008
PharmaEssentia Corp. ..................... 3,392,209 78,346,999
Pharmally International Holding Co. Ltd.
(a) (d)
....... 597,543 —
Phison Electronics Corp. .................... 1,837,000 108,524,761
Phoenix Silicon International Corp.
(c)
............ 1,729,000 10,225,542
Pixart Imaging, Inc.
(c)
...................... 1,574,000 10,224,485
Pou Chen Corp. .......................... 26,073,000 25,804,117
Powerchip Semiconductor Manufacturing Corp.
(a)
... 34,650,000 82,800,118
Powertech Technology, Inc.
(c)
................. 7,696,000 62,497,393
Poya International Co. Ltd.
(c)
................. 735,456 11,849,912
President Chain Store Corp.
(c)
................ 6,106,000 43,730,127
President Securities Corp. ................... 11,672,463 11,959,830
Security Shares Value
a
Taiwan (continued)
Primax Electronics Ltd. ..................... 5,173,000 $ 13,451,445
Qisda Corp.
(c)
........................... 13,155,540 10,823,555
Quanta Computer, Inc.
(c)
.................... 30,043,000 275,710,397
Quanta Storage, Inc.
(c)
..................... 2,301,000 7,294,812
Radiant Opto-Electronics Corp.
(c)
.............. 4,513,000 17,545,402
Raydium Semiconductor Corp.
(c)
............... 676,000 5,016,593
Realtek Semiconductor Corp.
(c)
............... 5,341,110 81,745,400
Ritek Corp.
(a)
............................ 1 —
Ruentex Development Co. Ltd. ................ 16,845,812 15,873,866
Ruentex Industries Ltd.
(c)
.................... 6,774,788 11,507,878
Run Long Construction Co. Ltd.
(c)
.............. 3,668,900 3,529,168
Sanyang Motor Co. Ltd.
(c)
................... 5,588,000 10,686,398
Scientech Corp.
(c)
......................... 620,192 7,252,279
Sercomm Corp.
(c)
......................... 3,346,000 8,809,851
Shanghai Commercial & Savings Bank Ltd. (The) ... 42,849,542 54,742,039
Shihlin Electric & Engineering Corp.
(c)
........... 2,525,000 18,893,091
Shin Zu Shing Co. Ltd.
(c)
.................... 1,782,149 11,617,104
Shinfox Energy Co. Ltd. .................... 415,265 583,199
Shinkong Synthetic Fibers Corp. ............... 17,842,000 8,828,115
Shiny Chemical Industrial Co. Ltd.
(c)
............ 1,052,100 5,326,774
ShunSin Technology Holding Ltd.
(c)
............. 535,000 3,506,486
Sigurd Microelectronics Corp.
(c)
............... 5,218,700 24,889,464
Silergy Corp.
(c)
........................... 3,696,000 32,853,489
Silicon Integrated Systems Corp.
(c)
............. 4,520,750 7,841,870
Simplo Technology Co. Ltd.
(c)
................. 1,484,400 15,750,615
Sinbon Electronics Co. Ltd.
(c)
................. 2,289,809 17,708,087
Sino-American Silicon Products, Inc.
(c)
........... 6,240,000 23,304,359
SinoPac Financial Holdings Co. Ltd. ............ 135,360,440 142,786,210
Sitronix Technology Corp. ................... 1,138,000 7,183,709
Solar Applied Materials Technology Corp.
(c)
....... 6,183,710 12,173,213
Solomon Technology Corp.
(c)
................. 1,129,000 4,722,193
Sporton International, Inc. ................... 906,252 5,606,096
Standard Foods Corp.
(c)
.................... 5,585,096 5,356,383
Starlux Airlines Co. Ltd.
(a) (c)
.................. 15,765,000 11,543,697
Sunonwealth Electric Machine Industry Co. Ltd.
(c)
... 2,437,000 11,771,854
Supreme Electronics Co. Ltd.
(c)
................ 5,692,009 13,160,317
Synnex Technology International Corp. .......... 13,564,250 31,162,880
Syntec Technology Co. Ltd. .................. 456,000 19,548,030
Systex Corp.
(c)
........................... 1,944,000 7,113,192
TA Chen Stainless Pipe
(c)
................... 21,209,074 24,975,358
Ta Ya Electric Wire & Cable
(c)
................. 8,435,581 10,927,306
Taichung Commercial Bank Co. Ltd. ............ 44,069,699 29,746,416
TaiMed Biologics, Inc.
(a) (c)
.................... 1,935,224 3,173,776
Tainan Spinning Co. Ltd.
(c)
................... 14,047,894 6,029,923
Taiwan Acceptance Corp.
(c)
.................. 2,577,202 6,083,766
Taiwan Business Bank ..................... 85,353,395 44,722,914
Taiwan Cogeneration Corp. .................. 7,814,199 11,730,108
Taiwan Cooperative Financial Holding Co. Ltd.
(c)
.... 120,853,411 92,258,482
Taiwan Fertilizer Co. Ltd.
(c)
................... 7,275,000 10,877,075
Taiwan Glass Industry Corp.
(a) (c)
............... 12,176,053 23,432,459
Taiwan High Speed Rail Corp.
(c)
............... 18,789,000 16,260,844
Taiwan Hon Chuan Enterprise Co. Ltd.
(c)
......... 3,425,288 13,310,454
Taiwan Mobile Co. Ltd.
(c)
.................... 18,756,000 64,470,832
Taiwan Paiho Ltd.
(c)
....................... 3,559,000 5,825,862
Taiwan Secom Co. Ltd.
(c)
.................... 3,806,185 12,895,740
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 271,777,816 16,958,436,111
Taiwan Shin Kong Security Co. Ltd.
(c)
........... 7,745,577 10,137,670
Taiwan Speciality Chemicals Corp.
(c)
............ 889,000 9,488,320
Taiwan Surface Mounting Technology Corp.
(c)
...... 2,367,000 7,644,301
Taiwan Union Technology Corp.
(c)
.............. 2,706,000 46,298,781
Tatung Co. Ltd.
(c)
......................... 14,310,650 17,050,518
TCC Group Holdings Co. Ltd.
(c)
............... 73,828,182 62,166,967
Teco Electric and Machinery Co. Ltd.
(c)
.......... 13,367,000 34,900,324
Test Research, Inc.
(c)
...................... 1,722,400 12,183,918

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Taiwan (continued)
Thinking Electronic Industrial Co. Ltd.
(c)
.......... 880,000 $ 5,276,329
Tigerair Taiwan Co. Ltd.
(c)
................... 1,644,000 3,351,863
Ton Yi Industrial Corp.
(c)
.................... 15,769,000 9,574,270
Tong Hsing Electronic Industries Ltd.
(c)
........... 1,811,600 10,166,692
Tong Yang Industry Co. Ltd.
(c)
................. 4,209,400 13,358,423
Topco Scientific Co. Ltd.
(c)
................... 1,854,342 20,514,268
Transcend Information, Inc.
(c)
................. 2,661,000 17,645,566
Tripod Technology Corp. .................... 5,004,000 61,810,698
TS Financial Holding Co. Ltd. ................. 234,211,969 190,664,052
TTY Biopharm Co. Ltd. ..................... 2,241,124 6,027,396
Tung Ho Steel Enterprise Corp. ............... 6,127,560 14,389,488
TXC Corp. ............................. 3,830,000 11,190,684
U-Ming Marine Transport Corp.
(c)
.............. 5,484,000 11,614,030
Unimicron Technology Corp.
(c)
................ 14,707,552 222,473,316
Union Bank Of Taiwan
(c)
.................... 20,448,293 13,195,661
Uni-President Enterprises Corp.
(c)
.............. 52,783,369 122,043,115
Unitech Printed Circuit Board Corp.
(c)
........... 7,755,438 15,778,403
United Integrated Services Co. Ltd.
(c)
............ 1,889,400 67,156,501
United Microelectronics Corp. ................ 124,809,000 258,211,810
Universal Microwave Technology, Inc. ........... 728,000 36,767,277
UPI Semiconductor Corp.
(c)
.................. 464,000 2,723,590
Vanguard International Semiconductor Corp.
(c)
..... 12,621,585 53,507,924
Via Technologies, Inc.
(c)
..................... 3,442,000 5,503,812
VisEra Technologies Co. Ltd.
(c)
................ 1,270,000 13,683,443
Visual Photonics Epitaxy Co. Ltd.
(c)
............. 1,997,000 13,671,752
Voltronic Power Technology Corp.
(c)
............ 738,493 21,719,770
Wah Lee Industrial Corp. .................... 3,288,580 13,518,402
Walsin Lihwa Corp.
(c)
...................... 35,791,968 41,590,305
Walsin Technology Corp. .................... 3,162,597 15,552,897
Wan Hai Lines Ltd.
(c)
....................... 7,845,620 19,175,825
Win Semiconductors Corp.
(c)
................. 3,649,427 38,663,355
Winbond Electronics Corp.
(a) (c)
................ 34,810,946 132,438,178
WinWay Technology Co. Ltd. ................. 276,000 44,371,724
Wisdom Marine Lines Co. Ltd. ................ 5,117,000 11,848,413
Wiselink Co. Ltd. ......................... 1,784,000 11,462,493
Wistron Corp.
(c)
.......................... 33,491,004 143,077,715
Wiwynn Corp.
(c)
.......................... 1,224,000 153,821,556
WNC Corp.
(c)
............................ 4,015,565 23,776,255
Wowprime Corp.
(c)
........................ 825,361 5,773,891
WPG Holdings Ltd. ....................... 17,045,200 38,027,721
WT Microelectronics Co. Ltd.
(c)
................ 7,319,206 42,656,958
XinTec, Inc.
(c)
............................ 1,845,000 11,262,980
XPEC Entertainment, Inc.
(a) (d)
................. 31,000 —
Yageo Corp. ............................ 18,257,032 171,017,488
Yang Ming Marine Transport Corp.
(c)
............ 18,952,677 34,713,635
Yankey Engineering Co. Ltd.
(c)
................ 705,200 15,289,410
YFY, Inc. .............................. 13,179,000 10,840,652
Yieh Phui Enterprise Co. Ltd.
(a) (c)
............... 14,487,558 6,761,268
Yuanta Financial Holding Co. Ltd. .............. 119,696,922 186,530,258
Yulon Motor Co. Ltd.
(c)
..................... 6,470,276 6,342,528
Zhen Ding Technology Holding Ltd. ............. 8,055,950 53,260,841
32,744,586,963
a
Thailand  —  1 .3%
Advanced Info Service PCL , NVDR ............. 12,019,400 146,873,518
Airports of Thailand PCL , NVDR ............... 47,876,000 83,894,790
Amata Corp. PCL , NVDR
(c)
.................. 15,172,030 9,519,846
AP Thailand PCL , NVDR
(c)
................... 37,436,390 11,076,295
B Grimm Power PCL , NVDR ................. 10,911,400 5,366,421
Bangchak Corp. PCL , NVDR
(c)
................ 10,337,300 12,554,621
Bangkok Airways PCL , NVDR
(c)
............... 19,161,900 11,020,404
Bangkok Chain Hospital PCL , NVDR
(c)
.......... 20,852,050 7,347,596
Bangkok Commercial Asset Management PCL , NVDR
(c)
22,387,900 5,472,002
Bangkok Dusit Medical Services PCL , NVDR ...... 123,202,400 85,794,283
Bangkok Expressway & Metro PCL , NVDR
(c)
...... 85,171,585 17,253,707
Security Shares Value
a
Thailand (continued)
Banpu PCL , NVDR
(c)
...................... 87,254,800 $ 15,992,730
BCPG PCL , NVDR ........................ 23,209,425 6,034,589
Betagro PCL , NVDR
(c)
..................... 9,454,900 6,661,498
BTS Group Holdings PCL , NVDR
(a) (c)
............ 110,311,020 8,441,608
Bumrungrad Hospital PCL , NVDR
(c)
............ 6,687,200 45,712,701
Carabao Group PCL , NVDR
(c)
................ 4,786,500 6,998,710
Central Pattana PCL , NVDR
(c)
................ 22,232,800 49,994,876
Central Plaza Hotel PCL , NVDR
(c)
.............. 7,050,000 9,114,240
CH Karnchang PCL , NVDR
(c)
................. 18,905,900 10,701,870
Charoen Pokphand Foods PCL , NVDR .......... 40,972,100 27,650,363
Chularat Hospital PCL , NVDR
(c)
............... 112,048,400 5,934,361
Com7 PCL , NVDR
(c)
....................... 15,226,800 11,808,474
CP ALL PCL , NVDR
(c)
...................... 60,518,700 100,760,604
Delta Electronics Thailand PCL , NVDR
(c)
......... 34,705,900 310,819,611
Electricity Generating PCL , NVDR
(c)
............ 3,119,200 12,400,653
Gulf Development PCL , Class R , NVDR
(a) (c)
....... 50,015,271 99,717,411
Home Product Center PCL , NVDR
(c)
............ 70,842,775 16,849,402
IRPC PCL , NVDR
(c)
....................... 135,936,000 6,209,285
Kasikornbank PCL , NVDR ................... 6,014,200 38,878,206
KCE Electronics PCL , NVDR
(c)
................ 9,831,200 6,149,828
Kiatnakin Phatra Bank PCL , NVDR
(c)
............ 4,388,500 10,969,892
Krung Thai Bank PCL , NVDR ................ 36,806,900 40,531,293
Krungthai Card PCL , NVDR .................. 13,175,200 14,077,293
Land & Houses PCL , NVDR ................. 80,760,100 11,315,474
MBK PCL , NVDR
(c)
........................ 15,160,800 9,995,396
Mega Lifesciences PCL , NVDR
(c)
.............. 6,392,900 7,815,030
Minor International PCL , NVDR
(c)
.............. 38,438,660 32,143,005
Muangthai Capital PCL , NVDR ................ 9,110,400 10,826,001
Osotspa PCL , NVDR ...................... 16,593,200 9,165,225
PTT Exploration & Production PCL , NVDR
(c)
....... 14,369,401 63,558,836
PTT Global Chemical PCL , NVDR
(c)
............ 23,844,300 21,646,910
PTT PCL , NVDR
(c)
........................ 108,809,200 129,498,385
Ratch Group PCL , NVDR ................... 10,392,700 10,364,282
Regional Container Lines PCL , NVDR ........... 6,285,100 6,217,366
Sansiri PCL , NVDR ....................... 193,067,600 9,689,093
SCB X PCL , NVDR ....................... 9,230,700 44,073,395
Siam Cement PCL (The) , NVDR
(c)
.............. 8,465,900 61,251,250
Sri Trang Agro-Industry PCL , NVDR ............ 11,020,660 5,203,193
Sri Trang Gloves Thailand PCL , NVDR
(c)
......... 13,834,300 4,007,565
Srisawad Corp. PCL , NVDR ................. 10,695,757 9,883,959
Supalai PCL , NVDR
(c)
...................... 20,528,000 11,754,814
Thai Oil PCL , NVDR
(c)
...................... 13,211,400 23,303,254
Thai Union Group PCL , NVDR ................ 30,526,700 12,165,503
Thai Vegetable Oil PCL , NVDR ............... 10,299,810 8,184,182
Thanachart Capital PCL , NVDR ............... 6,069,000 11,861,472
TIDLOR Holdings PCL , NVDR ................ 16,293,304 10,429,575
Tisco Financial Group PCL , NVDR
(c)
............ 4,299,100 15,832,410
TMBThanachart Bank PCL , NVDR
(c)
............ 223,884,700 16,986,267
True Corp. PCL , NVDR ..................... 117,466,756 54,743,695
TTW PCL , NVDR
(c)
........................ 35,148,700 10,628,849
VGI PCL , NVDR ......................... 140,594,700 5,300,310
WHA Corp. PCL , NVDR .................... 108,983,300 15,271,172
1,901,698,849
a
Turkey  —  0 .7%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A.S.
(a)
.. 7,007,099 3,969,410
Akbank TAS ............................ 34,965,466 71,894,604
Aksa Akrilik Kimya Sanayii A.S. ............... 25,954,597 6,013,971
Alarko Holding A.S.
(c)
...................... 2,664,570 6,222,210
Anadolu Anonim Turk Sigorta Sirketi ............ 10,357,333 6,124,721
Anadolu Efes Biracilik Ve Malt Sanayii A.S.
(c)
...... 28,828,485 12,465,046
Aselsan Elektronik Sanayi Ve Ticaret A.S.
(c)
....... 15,803,809 115,911,014
Astor Transformator Enerji Turizm Insaat Ve Petrol
Sanayi Ticaret A.S.
(c)
..................... 4,194,721 17,949,500
Baticim Bati Anadolu Cimento Sanayii A.S.
(a) (c)
..... 37,500,755 4,617,815

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
24
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Turkey (continued)
BIM Birlesik Magazalar A.S.
(c)
................. 5,068,492 $ 77,198,585
Cimsa Cimento Sanayi VE Ticaret A.S.
(c)
......... 7,459,103 8,695,217
Destek Finans Faktoring A.S.
(a) (c)
.............. 1,004,604 34,323,616
Dogan Sirketler Grubu Holding A.S.
(c)
........... 19,284,622 8,844,800
Dogus Otomotiv Servis ve Ticaret A.S.
(c)
......... 1,398,163 6,969,493
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.
(c)
... 29,037,441 15,699,472
Enerjisa Enerji A.S.
(b)
...................... 5,449,976 13,322,880
Enerya Enerji A.S. ........................ 27,865,889 6,355,356
Eregli Demir ve Celik Fabrikalari TAS ........... 37,555,352 27,976,931
Ford Otomotiv Sanayi A.S. .................. 7,678,456 20,291,280
Gubre Fabrikalari TAS
(a) (c)
................... 1,165,409 14,136,295
Haci Omer Sabanci Holding A.S. .............. 13,070,906 30,043,672
Hektas Ticaret TAS
(a) (c)
..................... 62,377,602 4,319,545
Is Yatirim Menkul Degerler A.S. ............... 6,956,103 7,636,334
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. ,
Class D
(a) (c)
........................... 13,091,493 9,716,522
Kiler Holding A.S.
(a)
....................... 5,468,161 38,583,555
KOC Holding A.S. ........................ 8,342,574 37,951,074
Mavi Giyim Sanayi Ve Ticaret A.S. , Class B
(b) (c)
..... 10,348,789 10,705,649
Migros Ticaret A.S. ........................ 1,198,314 17,670,025
MLP Saglik Hizmetleri A.S. , Class B
(a) (b)
.......... 1,444,153 14,420,864
Nuh Cimento Sanayi A.S. ................... 522,642 3,235,731
Otokar Otomotiv Ve Savunma Sanayi A.S.
(a) (c)
...... 427,916 3,746,784
Oyak Cimento Fabrikalari A.S.
(c)
............... 14,129,733 7,893,576
Pasifik Eurasia Lojistik Dis Ticaret A.S.
(a) (c)
........ 4,602,428 12,707,118
Pegasus Hava Tasimaciligi A.S.
(a) (c)
............. 2,724,245 12,204,234
Peker Gayrimenkul Yatirim Ortakligi A.S.
(a)
........ 51,731,413 15,189,494
Petkim Petrokimya Holding A.S.
(a) (c)
............. 17,885,790 7,048,166
Sasa Polyester Sanayi A.S.
(a)
................. 143,697,126 8,078,752
Sok Marketler Ticaret A.S.
(a)
.................. 5,254,353 7,642,919
TAB Gida Sanayi Ve Ticaret A.S. .............. 652,600 3,869,266
TAV Havalimanlari Holding A.S.
(a) (c)
............. 2,578,602 18,151,529
Tera Yatirim Menkul Degerler A.S.
(a)
............ 2,332,841 14,018,073
Tofas Turk Otomobil Fabrikasi A.S.
(c)
............ 1,655,950 12,010,409
Torunlar Gayrimenkul Yatirim Ortakligi A.S. ........ 1,894,719 3,673,506
TR Anadolu Metal Madencilik Isletmeleri A.S.
(a) (c)
.... 2,828,764 10,868,470
Turk Altin Isletmeleri A.S.
(a) (c)
................. 12,700,529 17,634,003
Turk Hava Yollari AO
(c)
..................... 5,524,483 38,723,481
Turkcell Iletisim Hizmetleri A.S. ................ 13,559,961 35,821,059
Turkiye Is Bankasi A.S. , Class C ............... 96,908,416 37,379,288
Turkiye Petrol Rafinerileri A.S. ................ 10,891,352 54,242,006
Turkiye Sigorta A.S. ....................... 29,530,021 8,200,170
Turkiye Sinai Kalkinma Bankasi A.S.
(a)
........... 24,141,294 7,142,323
Turkiye Sise ve Cam Fabrikalari A.S.
(c)
........... 13,621,697 13,936,092
Ulker Biskuvi Sanayi A.S. ................... 3,128,649 8,801,205
Yapi ve Kredi Bankasi A.S.
(a)
................. 37,854,315 37,389,082
1,049,636,192
a
United Arab Emirates  —  1 .4%
Abu Dhabi Commercial Bank PJSC ............ 34,445,322 142,148,344
Abu Dhabi Islamic Bank PJSC ................ 16,562,817 115,012,784
Abu Dhabi National Oil Co. for Distribution PJSC ... 36,643,195 39,904,924
ADNOC Drilling Co. PJSC ................... 35,050,306 48,857,916
Adnoc Gas PLC .......................... 65,415,062 60,539,411
ADNOC Logistics & Services ................. 21,183,639 31,581,155
Agility Global PLC ........................ 50,730,286 19,059,853
Agthia Group PJSC ....................... 4,507,459 4,680,453
Air Arabia PJSC .......................... 29,975,637 44,164,779
Ajman Bank PJSC ........................ 15,619,150 6,761,261
Aldar Properties PJSC ..................... 43,269,687 127,231,731
Amanat Holdings PJSC .................... 32,153,776 11,205,084
Americana Restaurants International PLC - Foreign Co. 29,528,856 14,997,742
Apex Investment Co. PSC
(a)
.................. 9,127,967 8,871,875
Dana Gas PJSC ......................... 57,972,842 14,852,083
Dubai Electricity & Water Authority PJSC ......... 66,160,168 54,063,019
Security Shares Value
a
United Arab Emirates (continued)
Dubai Financial Market PJSC ................ 20,803,715 $ 9,132,799
Dubai Investments PJSC ................... 29,152,916 31,848,869
Dubai Islamic Bank PJSC ................... 32,586,890 73,599,635
Dubai Residential REIT ..................... 21,171,702 8,059,581
Emaar Development PJSC .................. 11,555,899 60,877,648
Emaar Properties PJSC .................... 73,277,254 323,402,893
Emirates Central Cooling Systems Corp. ......... 23,395,429 11,337,679
Emirates NBD Bank PJSC ................... 21,352,230 191,836,101
Emirates Telecommunications Group Co. PJSC .... 38,949,048 215,049,262
First Abu Dhabi Bank PJSC .................. 49,183,190 262,717,411
Gulf Navigation Holding PJSC
(a)
............... 5,343,151 2,967,569
Lulu Retail Holdings PLC ................... 33,832,699 10,128,786
NMDC Energy ........................... 13,436,705 9,801,364
Parkin Co. PJSC ......................... 10,246,356 16,443,585
Phoenix Group PLC
(a)
...................... 12,575,442 3,091,331
RAK Properties PJSC
(a)
.................... 18,719,134 7,134,035
Salik Co. PJSC .......................... 21,122,328 36,803,991
Sharjah Islamic Bank ...................... 14,119,661 14,415,466
Space42 PLC
(a)
.......................... 15,085,143 6,394,011
Taaleem Holdings PJSC .................... 4,220,298 4,561,491
2,043,535,921
a
Total Common Stocks — 97.7%
(Cost: $ 91,205,244,103 ) .............................. 145,349,615,749
a
Preferred Stocks
Brazil  —  1 .1%
Alpargatas SA , Preference Shares , NVS ......... 2,992,010 8,970,486
Axia Energia , Class B, Preference Shares , NVS .... 2,897,026 37,783,119
Axia Energia , Class C, Preference Shares , NVS
(a)
... 4,138,853 47,665,635
Banco ABC Brasil SA , Preference Shares , NVS .... 2,496,763 13,213,144
Banco Bradesco SA , Preference Shares , NVS ..... 58,393,723 240,910,415
Banco do Estado do Rio Grande do Sul SA , Class B,
Preference Shares , NVS .................. 3,560,580 12,904,628
Bradespar SA , Preference Shares , NVS ......... 2,747,701 13,308,381
Cia de Ferro Ligas da Bahia FERBASA , Preference
Shares , NVS .......................... 2,852,942 4,719,194
Cia De Sanena Do Parana , Preference Shares , NVS . 1,793,854 3,005,795
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 19,040,673 44,829,986
Gerdau SA , Preference Shares , NVS ........... 13,827,013 56,613,480
Itau Unibanco Holding SA , Preference Shares , NVS . 60,011,802 547,615,741
Itausa SA , Preference Shares , NVS ............ 64,047,838 178,281,995
Marcopolo SA , Preference Shares , NVS ......... 11,633,182 15,612,268
Metalurgica Gerdau SA , Preference Shares , NVS ... 9,595,481 17,482,062
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 50,346,452 386,252,991
Unipar Carbocloro SA , Class B, Preference Shares ,
NVS ................................ 768,018 10,561,839
Usinas Siderurgicas de Minas Gerais SA Usiminas ,
Class A, Preference Shares , NVS
(a)
........... 6,227,207 8,587,994
1,648,319,153
a
Chile  —  0 .1%
Embotelladora Andina SA , Class B, Preference Shares 4,213,587 20,302,197
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares
(a)
..................... 1,581,773 120,718,551
141,020,748
a
Colombia  —  0 .0%
Grupo Cibest SA , Preference Shares ........... 5,125,909 86,916,399
Grupo de Inversiones Suramericana SA , Preference
Shares , NVS .......................... 772,097 9,466,008
96,382,407
a

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
India  —  0 .0%
TVS Motor Co. Ltd. , 6.00%
(a)
................. 9,323,152 $ 1,024,790
a
South Korea  —  0 .7%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 240,383 53,749,090
Hyundai Motor Co. , Series 2, Preference Shares , NVS 389,248 87,533,853
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 8,937,146 897,642,267
1,038,925,210
a
Total Preferred Stocks — 1.9%
(Cost: $ 1,589,573,090 ) ............................... 2,925,672,308
a
Rights
Brazil  —  0 .0%
Hypera SA (Expires 03/17/26 )
(a)
............... 355,837 145,764
a
China  —  0 .0%
Kangmei Pharmaceutical Co. Ltd. , Class A
(a) (d)
..... 507,679 1
a
Taiwan  —  0 .0%
Ability Enterprise Co. Ltd. (Expires 03/12/26 )
(a)
..... 3,024,000 40,299
Chong Hong Construction Co. Ltd (Expires 03/16/26 )
(a)
1,923,122 61,678
Kinsus Interconnect Technology Corp. (Expires
03/10/26 )
(a)
........................... 2,951,000 1,841,395
Sunonwealth Electric Machine Industry Co. Ltd.
(Expires 03/12/26 )
(a)
..................... 2,437,000 79,771
2,023,143
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 2,168,908
a
Total Long-Term Investments — 99.6%
(Cost: $ 92,794,817,193 ) .............................. 148,277,456,965
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  4 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(f) (g) (h)
...................... 5,333,576,620 $ 5,336,243,408
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(f) (g)
............................. 880,896,661 880,896,661
a
Total Short-Term Securities — 4.2%
(Cost: $ 6,215,393,247 ) ............................... 6,217,140,069
Total Investments —  103.8%
(Cost: $ 99,010,210,440 ) .............................. 154,494,597,034
Liabilities in Excess of Other Assets — ( 3 .8 ) % ............... (5,679,356,649)
Net Assets — 100.0% ................................. $ 148,815,240,385
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 4,543,285,333 $ 792,949,848
(a)
$ — $ 27,632 $ (19,405) $ 5,336,243,408 5,333,576,620 $ 57,257,664
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 732,040,000 148,856,661
(a)
— — — 880,896,661 880,896,661 15,345,348 —
$ — $ 27,632 $ (19,405)
$ 6,217,140,069
$ 72,603,012 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Core MSCI Emerging Markets ETF
26
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 5,476 03/20/26 $ 439,093 $ 13,707,326
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 13,707,326 $ — $ — $ — $ 13,707,326
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 41,362,394 $ — $ — $ — $ 41,362,394
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 12,137,773 $ — $ — $ — $ 12,137,773
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 391,471,010
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 18,264,439,251 $ 127,074,967,901 $ 10,208,597 $ 145,349,615,749
Preferred Stocks ......................................... 1,765,003,757 1,160,668,551 — 2,925,672,308
Rights ................................................ 2,168,907 — 1 2,168,908
Short-Term Securities
Money Market Funds ...................................... 6,217,140,069 — — 6,217,140,069
$ 26,248,751,984 $ 128,235,636,452 $ 10,208,598 $ 154,494,597,034

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
27
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 13,707,326 $ — $ — $ 13,707,326
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

28
2026
iShares Semi-Annual Financial Statements and Additional Information
Statement of Assets and Liabilities
(unaudited)
February 28, 2026
See notes to financial statements.
iShares
Core MSCI
Emerging Markets
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 148,277,456,965
Investments, at value — affiliated
(c)
....................................................................................... 6,217,140,069
Cash ........................................................................................................... 8,420,683
Cash pledged:
Futures contracts ................................................................................................. 13,445,000
Foreign currency, at value
(d)
............................................................................................ 263,190,020
Receivables:
Investments sold ................................................................................................. 1,008,371,492
Securities lending income — affiliated ................................................................................... 9,551,405
Capital shares sold ................................................................................................ 160,728,533
Dividends — unaffiliated ............................................................................................ 189,112,573
Dividends — affiliated .............................................................................................. 2,253,135
Tax reclaims .................................................................................................... 8,885,637
Variation margin on futures contracts .................................................................................... 5,546,883
Foreign withholding tax claims ........................................................................................ 6,374,615
Total assets ......................................................................................................
156,170,477,010
LIABILITIES
Collateral on securities loaned .......................................................................................... 5,335,872,589
Payables:
Investments purchased ............................................................................................. 1,287,264,825
Deferred foreign capital gain tax ....................................................................................... 720,110,927
Foreign taxes .................................................................................................... 2,104,278
Investment advisory fees ............................................................................................ 9,868,054
Professional fees ................................................................................................. 15,952
Total liabilities .....................................................................................................
7,355,236,625
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 148,815,240,385
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 109,260,373,124
Accumulated earnings ............................................................................................... 39,554,867,261
NET ASSETS .....................................................................................................
$ 148,815,240,385
NET ASSET VALUE
Shares outstanding ................................................................................................. 1,942,800,000
Net asset value .................................................................................................... $ 76.60
Shares authorized .................................................................................................. 15 billion
Par value ........................................................................................................ $                    0.001
(a)
Securities loaned, at value .......................................................................................... $ 4,966,462,172
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 92,794,817,193
(c)
Investments, at cost — affiliated ....................................................................................... $ 6,215,393,247
(d)
  Foreign currency, at cost ............................................................................................ $ 262,108,994

29
Statement of Operations
Statement of Operations
(unaudited)
Six Months Ended February 28, 2026
See notes to financial statements.
iShares
Core MSCI
Emerging Markets
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 938,806,027
Dividends — affiliated .............................................................................................. 15,345,348
Interest — unaffiliated .............................................................................................. 2,354,816
Securities lending income — affiliated — net
(a)
.............................................................................. 57,257,664
Foreign taxes withheld ............................................................................................. (110,845,124)
Foreign withholding tax claims ........................................................................................ 879,327
Total investment income ..............................................................................................
903,798,058
EXPENSES
Investment advisory ............................................................................................... 53,839,175
Commitment costs ................................................................................................ 20,439
Professional .................................................................................................... 15,891
Mauritius income taxes ............................................................................................. 114
Interest expense ................................................................................................. 89,256
Total expenses .................................................................................................... 53,964,875
Less: (379,876)
Investment advisory fees waived ....................................................................................... (379,876)
Total expenses after fees waived ........................................................................................
53,584,999
Net investment income ...............................................................................................
850,213,059
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(b)
........................................................................................ (278,124,578)
Investments — affiliated ........................................................................................... 27,632
Foreign currency transactions ....................................................................................... (3,976,502)
Futures contracts ............................................................................................... 41,362,394
(240,711,054)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................................................ 27,799,361,925
Investments — affiliated ........................................................................................... (19,405)
Foreign currency translations ....................................................................................... 4,493,936
Futures contracts ............................................................................................... 12,137,773
27,815,974,229
Net realized and unrealized gain ........................................................................................
27,575,263,175
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 28,425,476,234
(a)
Net of securities lending income tax paid of ............................................................................... $ 4,080,605
(b)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........................................................... $ (2,928,964)
(c)
Net of increase in deferred foreign capital gain tax of ......................................................................... $ (54,735,952)

30
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Core MSCI Emerging Markets ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................................... $ 850,213,059  $ 2,262,998,530
Net realized loss ............................................................................... (240,711,054) (2,368,955,797)
Net change in unrealized appreciation (depreciation) ....................................................... 27,815,974,229  14,337,029,038
Net increase in net assets resulting from operations ..........................................................
28,425,476,234  14,231,071,771
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................
(2,002,249,488)
(b)
(2,823,242,065)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................
20,996,073,425  9,686,273,429
NET ASSETS
Total increase in net assets .......................................................................... 47,419,300,171  21,094,103,135
Beginning of period ...............................................................................
101,395,940,214  80,301,837,079
End of period ...................................................................................
$ 148,815,240,385  $ 101,395,940,214
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

31
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core MSCI Emerging Markets ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
(a)
Year Ended
08/31/22
(a)
Year Ended
08/31/21
(a)
Net asset value, beginning of period ....
$ 61.88  $ 54.58  $ 49.10  $ 48.75  $ 64.18  $ 53.34
Net investment income
(b)
............ 0 .48
(c)
1 .48
(c)
1 .36
(c)
1 .35  1 .67  1 .33
Net realized and unrealized gain (loss)
(d)
..
15.38  7 .69  5 .61  0 .14  (15.13) 10.70
Net increase (decrease) from investment
operations ......................
15.86  9 .17  6 .97  1 .49  (13.46) 12.03
Distributions from net investment income
(e)
.. ( 1 .14 )
(f)
( 1 .87 ) ( 1 .49 ) ( 1 .14 ) ( 1 .97 ) ( 1 .19 )
Net asset value, end of period .........
$ 76.60  $ 61.88  $ 54.58  $ 49.10  $ 48.75  $ 64.18
Total Return
(g)
– – – – – –
Based on net asset value .............
25.98%
(c) (h)
17.21%
(c)
14.50%
(c)
3 .13% (21.40) % 22.67%
Ratios to Average Net Assets
(i)
– – – – – –
Total expenses ....................
0 .09%
(j)
0 .09% 0 .09% 0 .10% 0 .10% 0 .12%
Total expenses after fees waived ........
0 .09%
(j)
0 .09% 0 .09% 0 .09% 0 .10% 0 .12%
Total expenses excluding professional fees for
foreign withholding tax claims .........
0 .09%
(j)
0 .09% 0 .09 % N/A  0 .10% 0 .11%
Net investment income ...............
1 .42%
(c) (j)
2 .64%
(c)
2 .68%
(c)
2 .81% 2 .97% 2 .12%
Supplemental Data
Net assets, end of period (000) .........
$ 148,815,240  $ 101,395,940  $ 80,301,837  $ 71,211,773  $ 65,232,083  $ 80,599,322
Portfolio turnover rate
(k)
...............
2% 6% 7% 21% 7% 9%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 28, 2026 and the years ended August 31, 2025 and August 31, 2024, respectively:
• Net investment income per share by $0.00, $0.01 and $0.00.
• Total return by 0.02%, 0.01% and 0.00%.
• Ratio of net investment income to average net assets by 0.00%, 0.01% and 0.01%.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
32
2026
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
Basis of Consolidation: The accompanying consolidated financial statements for the Fund includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invested in Indian securities. On April 26, 2023,the Fund filed to liquidate its Subsidiary with the Mauritius Financial
Services Commission.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
iShares ETF
Diversification
Classification
Core MSCI Emerging Markets ................................................................................................... Diversified

Notes to Financial Statements
(unaudited) ( continued)
33
Notes to Financial Statements
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of the Fund has
approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Notes to Financial Statements
(unaudited) (continued)
34
2026
iShares Semi-Annual Financial Statements and Additional Information
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Core MSCI Emerging Markets
Barclays Capital, Inc. ............................................. $ 11,047,283 $ (11,047,283) $ — $ —
BNP Paribas SA ................................................. 38,084,677 (38,084,677) — —
BofA Securities, Inc. .............................................. 583,478,486 (583,478,486) — —
Citigroup Global Markets Ltd. ........................................ 312,404,116 (312,404,116) — —
Citigroup Global Markets, Inc. ........................................ 32,001,633 (32,001,633) — —
Goldman Sachs & Co. LLC ......................................... 197,724,084 (197,724,084) — —
Goldman Sachs International ........................................ 1,507,599,877 (1,507,599,877) — —
J.P. Morgan Securities LLC ......................................... 244,109,842 (244,109,842) — —
J.P. Morgan Securities PLC ......................................... 289,595,353 (289,595,353) — —
Jefferies LLC ................................................... 7,248,090 (7,248,090) — —
Macquarie Bank Ltd. .............................................. 74,080,350 (74,080,350) — —
Merrill Lynch International .......................................... 268,269,128 (268,269,128) — —
Mizuho Securities USA LLC ......................................... 837,174 (837,174) — —
Morgan Stanley ................................................. 1,267,099,907 (1,267,099,907) — —
Nomura Securities International, Inc. ................................... 491,987 (491,987) — —
Pershing LLC ................................................... 605,220 (605,220) — —
Scotia Capital (USA), Inc. .......................................... 86,867 (86,867) — —
SG Americas Securities LLC ........................................ 8,804,178 (8,804,178) — —
State Street Bank & Trust Co. ........................................ 4,759,254 (4,759,254) — —
UBS AG ...................................................... 46,454,368 (46,454,368) — —
UBS Europe SE ................................................. 71,459,338 (71,459,338) — —
UBS Securities LLC .............................................. 220,960 (220,960) — —
$ 4,966,462,172 $ (4,966,462,172)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)
35
Notes to Financial Statements
value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.09%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares Core MSCI Emerging
Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee such that the Fund’s total annual fund operating expenses after fee waiver will not exceed 0.09% through December 31, 2030. The contractual waiver may be terminated prior to December 31, 2030 only upon written agreement of the Company and BFA.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended February 28, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
iShares ETF Amounts Waived
Core MSCI Emerging Markets ............................................................................................................................................ $ 379,876

Notes to Financial Statements
(unaudited) (continued)
36
2026
iShares Semi-Annual Financial Statements and Additional Information
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended
February 28, 2026, the Fund paid BTC $13,499,515 for securities lending agent services.
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 28, 2026, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the
Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of August 31, 2025, the Fund had non-expiring capital loss carryforwards of $14,033,010,064 available to offset future realized capital gains.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core MSCI Emerging Markets ...............................................................
$ 25,831,676 $ 128,405,147 $ (4,314,558)
iShares ETF Purchases Sales
Core MSCI Emerging Markets ............................................................................... $ 19,523,955,031 $ 2,243,278,453
iShares ETF In-kind Purchases In-kind Sales
Core MSCI Emerging Markets ................................................................................. $ 2,451,288,875 $ —

Notes to Financial Statements
(unaudited) ( continued)
37
Notes to Financial Statements
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal
Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the Fund did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv)
lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core MSCI Emerging Markets ........................................ $ 99,962,680,261  $ 63,658,917,257  $ (9,113,293,158) $ 54,545,624,099

Notes to Financial Statements
(unaudited) (continued)
38
2026
iShares Semi-Annual Financial Statements and Additional Information
due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or
China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
Six Months Ended
02/28/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
Core MSCI Emerging Markets
Shares sold .............................................................. 304,200,000 $ 20,996,073,425 172,200,000 $ 9,939,458,270
Shares redeemed .......................................................... — — (4,800,000) (253,184,841)
304,200,000 $ 20,996,073,425 167,400,000 $ 9,686,273,429

Notes to Financial Statements
(unaudited) ( continued)
39
Notes to Financial Statements
12. Foreign Withholding Tax Claims
The Fund has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the
ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statement of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of February 28, 2026, is $6,374,615 or $0.00 per share.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
40
2026
iShares Semi-Annual Financial Statements and Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Fund from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
41
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SJSC Simplified Joint Stock Company

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares, Inc.
iShares Currency Hedged MSCI Emerging Markets ETF | HEEM | Cboe BZX Exchange
iShares MSCI Emerging Markets ETF | EEM | NYSE Arca

Page
2

iShares
®
Currency Hedged MSCI Emerging Markets ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  99 .9%
iShares MSCI Emerging Markets ETF
(b)
.......... 3,834,276 $ 239,948,992
a
Total Long-Term Investments — 99.9%
(Cost: $ 178,338,870 ) ................................ 239,948,992
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(a) (c) (d)
...................... 351,853 352,029
a
Total Short-Term Securities — 0.2%
(Cost: $ 352,008 ) ................................... 352,029
Total Investments — 100.1%
(Cost: $ 178,690,878 ) ................................ 240,301,021
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (146,086)
Net Assets — 100.0% ................................. $ 240,154,935
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 18,300,889 $ — $ (17,942,210)
(a)
$ (5,114) $ (1,536) $ 352,029 351,853 $ 68,514
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
...... 130,000 — (130,000)
(a)
— — — — 11,109 —
iShares MSCI
Emerging Markets
ETF ......... 175,753,010 29,045,292 (10,550,820) 1,206,666 44,494,844 239,948,992 3,834,276 2,677,869 —
$ — $ 1,201,552 $ 44,493,308
$ 240,301,021
$ 2,757,492 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 408,000 USD 77,249 BNP Paribas SA 03/04/26 $ 2,315
BRL 23,906,000 USD 4,639,005 Goldman Sachs & Co. 03/04/26 22,925
BRL 23,906,000 USD 4,638,339 HSBC Bank PLC 03/04/26 23,591
EUR 4,169,000 USD 4,920,075 BNP Paribas SA 03/04/26 6,254
HKD 399,950,000 USD 51,117,994 Goldman Sachs & Co. 03/04/26 6,614
IDR 22,381,364,000 USD 1,332,470 Goldman Sachs & Co. 03/04/26 2,243
IDR 19,203,931,000 USD 1,143,534 HSBC Bank PLC 03/04/26 1,693

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Currency Hedged MSCI Emerging Markets ETF
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
INR 1,488,694,500 USD 16,345,226 Goldman Sachs & Co. 03/04/26 $ 18,325
INR 1,413,114,500 USD 15,526,905 HSBC Bank PLC 03/04/26 5,880
MXN 374,000 USD 21,424 Morgan Stanley & Co. International PLC 03/04/26 290
MYR 10,827,000 USD 2,779,059 Goldman Sachs & Co. 03/04/26 3,670
THB 71,740,000 USD 2,307,643 HSBC Bank PLC 03/04/26 223
THB 256,000 USD 8,124 Morgan Stanley & Co. International PLC 03/04/26 111
TRY 48,566,000 USD 1,103,058 HSBC Bank PLC 03/04/26 1,351
TWD 773,066,000 USD 24,678,883 Goldman Sachs & Co. 03/04/26 76,364
TWD 773,066,000 USD 24,692,283 HSBC Bank PLC 03/04/26 62,963
TWD 6,139,000 USD 194,286 JPMorgan Chase Bank N.A. 03/04/26 2,298
USD 997,654 CLP 861,295,500 Goldman Sachs & Co. 03/04/26 10,748
USD 752,545 CLP 649,280,500 HSBC Bank PLC 03/04/26 8,574
USD 14,590 CLP 12,527,000 JPMorgan Chase Bank N.A. 03/04/26 236
USD 28,460 CNH 195,000 BNP Paribas SA 03/04/26 35
USD 16,544 EUR 14,000 Goldman Sachs & Co. 03/04/26 1
USD 40,483 EUR 34,000 JPMorgan Chase Bank N.A. 03/04/26 306
USD 412,179 EUR 346,000 Morgan Stanley & Co. International PLC 03/04/26 3,325
USD 4,374,560 EUR 3,672,000 Societe Generale 03/04/26 35,515
USD 121,148 EUR 102,000 State Street Bank & Trust Company 03/04/26 619
USD 40,401 EUR 34,000 UBS AG 03/04/26 224
USD 421,562 HKD 3,294,000 Barclays Bank PLC 03/04/26 498
USD 985,111 HKD 7,692,000 Goldman Sachs & Co. 03/04/26 1,862
USD 48,770,694 HKD 380,386,000 HSBC Bank PLC 03/04/26 146,902
USD 254,838 HKD 1,989,000 JPMorgan Chase Bank N.A. 03/04/26 589
USD 843,420 HKD 6,589,000 State Street Bank & Trust Company 03/04/26 1,164
USD 974,904 INR 88,464,000 Goldman Sachs & Co. 03/04/26 2,519
USD 256,714 INR 23,280,000 JPMorgan Chase Bank N.A. 03/04/26 823
USD 121,752 KRW 173,748,000 Goldman Sachs & Co. 03/04/26 968
USD 22,946 MXN 395,000 Goldman Sachs & Co. 03/04/26 13
USD 53,735 MXN 923,000 State Street Bank & Trust Company 03/04/26 146
USD 8,998 MYR 35,000 Goldman Sachs & Co. 03/04/26 2
USD 11,432 THB 355,000 Barclays Bank PLC 03/04/26 11
USD 11,449 THB 355,000 BNP Paribas SA 03/04/26 28
USD 26,617 THB 827,000 HSBC Bank PLC 03/04/26 12
USD 3,800 THB 118,000 State Street Bank & Trust Company 03/04/26 4
USD 45,790 ZAR 729,000 BNP Paribas SA 03/04/26 12
USD 30,632 ZAR 486,000 Deutsche Bank Securities Inc. 03/04/26 114
USD 45,834 ZAR 729,000 Goldman Sachs & Co. 03/04/26 57
ZAR 54,000 USD 3,345 Barclays Bank PLC 03/04/26 45
CNH 2,000 USD 292 BNP Paribas SA 04/02/26 —
USD 8,668,546 CNH 59,325,320 Deutsche Bank Securities Inc. 04/02/26 5,227
USD 362,487 THB 11,229,000 State Street Bank & Trust Company 04/02/26 417
USD 141,930 ZAR 2,264,000 Morgan Stanley & Co. International PLC 04/02/26 54
USD 9,250,015 ZAR 147,478,000 State Street Bank & Trust Company 04/02/26 8,164
BRL 725,000 USD 139,979 HSBC Bank PLC 04/07/26 253
CLP 54,447,000 USD 62,219 BNP Paribas SA 04/07/26 162
INR 21,042,000 USD 230,310 HSBC Bank PLC 04/07/26 209
MYR 150,000 USD 38,541 Goldman Sachs & Co. 04/07/26 51
TWD 20,229,000 USD 644,718 JPMorgan Chase Bank N.A. 04/07/26 854
USD 877,082 CLP 760,377,500 Goldman Sachs & Co. 04/07/26 5,911
USD 871,792 CLP 760,377,500 HSBC Bank PLC 04/07/26 621
USD 15,481,148 INR 1,413,114,500 HSBC Bank PLC 04/07/26 262
USD 18,387,097 KRW 26,366,192,500 Goldman Sachs & Co. 04/07/26 62,725
USD 18,398,655 KRW 26,366,192,500 HSBC Bank PLC 04/07/26 74,283
USD 4,642,272 MXN 80,012,000 Bank of America N.A. 04/07/26 10,393

iShares
®
Currency Hedged MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
5
Schedule of Investments
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 123,071 MXN 2,124,000 HSBC Bank PLC 04/07/26 $ 113
622,161
CLP 773,958,500 USD 892,704 Goldman Sachs & Co. 03/04/26 (5,872)
CLP 760,377,500 USD 871,793 HSBC Bank PLC 03/04/26 (522)
CNH 59,325,320 USD 8,652,688 Deutsche Bank Securities Inc. 03/04/26 (5,177)
EUR 47,000 USD 55,889 Goldman Sachs & Co. 03/04/26 (351)
KRW 26,366,192,500 USD 18,369,301 Goldman Sachs & Co. 03/04/26 (40,353)
KRW 26,366,192,500 USD 18,380,826 HSBC Bank PLC 03/04/26 (51,878)
MXN 80,012,000 USD 4,655,815 Bank of America N.A. 03/04/26 (10,315)
USD 5,267,292 BRL 27,702,000 Goldman Sachs & Co. 03/04/26 (134,900)
USD 3,836,402 BRL 20,124,000 HSBC Bank PLC 03/04/26 (87,997)
USD 74,969 BRL 394,000 JPMorgan Chase Bank N.A. 03/04/26 (1,866)
USD 12,831 CLP 11,233,000 Goldman Sachs & Co. 03/04/26 (40)
USD 68,636 CNH 477,000 Barclays Bank PLC 03/04/26 (893)
USD 8,305,608 CNH 57,634,320 BNP Paribas SA 03/04/26 (95,415)
USD 28,133 CNH 195,000 Goldman Sachs & Co. 03/04/26 (291)
USD 84,765 CNH 586,000 State Street Bank & Trust Company 03/04/26 (652)
USD 34,262 CNH 238,000 UBS AG 03/04/26 (430)
USD 16,532 EUR 14,000 HSBC Bank PLC 03/04/26 (11)
USD 1,258,029 IDR 21,135,267,000 Goldman Sachs & Co. 03/04/26 (2,373)
USD 1,198,673 IDR 20,133,653,000 HSBC Bank PLC 03/04/26 (1,998)
USD 18,769 IDR 316,375,000 JPMorgan Chase Bank N.A. 03/04/26 (98)
USD 15,277,172 INR 1,406,997,000 Goldman Sachs & Co. 03/04/26 (188,370)
USD 15,015,639 INR 1,383,068,000 HSBC Bank PLC 03/04/26 (186,878)
USD 143,846 KRW 208,089,000 BNP Paribas SA 03/04/26 (811)
USD 22,205,970 KRW 32,023,952,500 Goldman Sachs & Co. 03/04/26 (56,076)
USD 13,811,552 KRW 19,892,226,500 HSBC Bank PLC 03/04/26 (16,898)
USD 297,212 KRW 434,369,000 JPMorgan Chase Bank N.A. 03/04/26 (4,748)
USD 7,645 MXN 132,000 BNP Paribas SA 03/04/26 (19)
USD 111,224 MXN 1,930,000 Goldman Sachs & Co. 03/04/26 (832)
USD 338,106 MXN 5,880,000 JPMorgan Chase Bank N.A. 03/04/26 (3,287)
USD 4,100,930 MXN 71,126,000 State Street Bank & Trust Company 03/04/26 (28,649)
USD 2,741,921 MYR 10,792,000 Goldman Sachs & Co. 03/04/26 (31,812)
USD 17,504 THB 552,000 Barclays Bank PLC 03/04/26 (254)
USD 18,923 THB 591,000 BNP Paribas SA 03/04/26 (89)
USD 2,035,248 THB 63,816,000 Morgan Stanley & Co. International PLC 03/04/26 (17,704)
USD 163,517 THB 5,146,000 State Street Bank & Trust Company 03/04/26 (2,029)
USD 7,447 THB 236,000 UBS AG 03/04/26 (145)
USD 34,276 TRY 1,520,000 BNP Paribas SA 03/04/26 (289)
USD 9,046 TRY 400,000 Deutsche Bank Securities Inc. 03/04/26 (50)
USD 179,263 TRY 7,980,000 Goldman Sachs & Co. 03/04/26 (2,205)
USD 831,375 TRY 37,025,000 HSBC Bank PLC 03/04/26 (10,588)
USD 36,845 TRY 1,641,000 UBS AG 03/04/26 (472)
USD 28,371,189 TWD 894,439,500 Goldman Sachs & Co. 03/04/26 (270,699)
USD 20,505,261 TWD 645,095,500 HSBC Bank PLC 03/04/26 (152,093)
USD 402,026 TWD 12,736,000 JPMorgan Chase Bank N.A. 03/04/26 (5,808)
USD 76,104 ZAR 1,215,000 Barclays Bank PLC 03/04/26 (191)
USD 819,497 ZAR 13,178,000 BNP Paribas SA 03/04/26 (8,013)
USD 151,623 ZAR 2,430,000 Goldman Sachs & Co. 03/04/26 (969)
USD 8,052,143 ZAR 128,765,000 Morgan Stanley & Co. International PLC 03/04/26 (33,627)
ZAR 147,478,000 USD 9,269,172 State Street Bank & Trust Company 03/04/26 (8,323)
CNH 734,000 USD 107,208 BNP Paribas SA 04/02/26 (22)
EUR 72,000 USD 85,240 UBS AG 04/02/26 (42)
HKD 13,676,000 USD 1,750,545 Bank of America N.A. 04/02/26 (225)
HKD 29,327,000 USD 3,753,992 State Street Bank & Trust Company 04/02/26 (582)

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Currency Hedged MSCI Emerging Markets ETF
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
TRY 263,000 USD 5,838 Barclays Bank PLC 04/02/26 $ (1)
USD 4,926,895 EUR 4,169,000 BNP Paribas SA 04/02/26 (6,323)
USD 1,182 EUR 1,000 Goldman Sachs & Co. 04/02/26 (1)
USD 51,182,733 HKD 399,950,000 Goldman Sachs & Co. 04/02/26 (4,793)
USD 2,310,884 THB 71,740,000 HSBC Bank PLC 04/02/26 (2,311)
USD 15,378 THB 477,000 UBS AG 04/02/26 (2)
USD 1,081,051 TRY 48,710,000 HSBC Bank PLC 04/02/26 (18)
ZAR 2,301,000 USD 144,362 Morgan Stanley & Co. International PLC 04/02/26 (167)
CLP 44,992,000 USD 51,619 Goldman Sachs & Co. 04/07/26 (72)
IDR 489,077,000 USD 29,118 HSBC Bank PLC 04/07/26 (11)
MXN 528,000 USD 30,570 JPMorgan Chase Bank N.A. 04/07/26 (4)
USD 482,863 BRL 2,498,000 BNP Paribas SA 04/07/26 (309)
USD 4,601,945 BRL 23,906,000 Goldman Sachs & Co. 04/07/26 (22,034)
USD 4,601,201 BRL 23,906,000 HSBC Bank PLC 04/07/26 (22,778)
USD 51,563 IDR 866,465,000 BNP Paribas SA 04/07/26 (3)
USD 1,142,262 IDR 19,203,931,000 Goldman Sachs & Co. 04/07/26 (622)
USD 1,142,411 IDR 19,203,931,000 HSBC Bank PLC 04/07/26 (472)
USD 337,991 INR 30,877,000 BNP Paribas SA 04/07/26 (272)
USD 15,479,062 INR 1,413,114,500 Goldman Sachs & Co. 04/07/26 (1,824)
USD 6,355,047 KRW 9,145,230,000 BNP Paribas SA 04/07/26 (842)
USD 1,736,936 KRW 2,500,181,000 HSBC Bank PLC 04/07/26 (677)
USD 2,772,289 MYR 10,781,000 Goldman Sachs & Co. 04/07/26 (1,419)
USD 5,023,391 TWD 157,634,000 BNP Paribas SA 04/07/26 (7,214)
USD 24,667,071 TWD 773,066,000 Goldman Sachs & Co. 04/07/26 (3,936)
USD 24,670,220 TWD 773,066,000 HSBC Bank PLC 04/07/26 (787)
(1,551,123)
$ (928,962)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 622,161 $ — $ — $ 622,161
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts (1,551,119)
Unrealized depreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 1,551,123 $ — $ — $ 1,551,123
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ (3,854) $ — $ — $ — $ (3,854)
Forward foreign currency exchange contracts .............. — — — 960,447 — — 960,447
$ — $ — $ (3,854) $ 960,447 $ — $ — $ 956,593
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts .............. $ — $ — $ — $ (860,864) $ — $ — $ (860,864)

iShares
®
Currency Hedged MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
7
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Forward foreign currency exchange contracts:
Average amounts purchased — in USD ..................................................................................... $ 236,028,096
Average amounts sold — in USD ......................................................................................... $ 433,893,596
a
Assets Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts ............................................................ $ 622,161  $ 1,551,123
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 622,161  $ 1,551,123
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
—  —
Total derivative assets and liabilities subject to an MNA ....................................................... $ 622,161  $ 1,551,123
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c) (d)
Bank of America N.A. .................................. $ 10,393 $ (10,393) $ — $ — $ —
Barclays Bank PLC ................................... 554 (554) — — —
BNP Paribas SA ..................................... 8,806 (8,806) — — —
Deutsche Bank Securities Inc. ............................ 5,341 (5,227) — — 114
Goldman Sachs & Co. ................................. 214,998 (214,998) — — —
HSBC Bank PLC ..................................... 326,930 (326,930) — — —
JPMorgan Chase Bank N.A. ............................. 5,106 (5,106) — — —
Morgan Stanley & Co. International PLC ..................... 3,780 (3,780) — — —
Societe Generale ..................................... 35,515 — — — 35,515
State Street Bank & Trust Company ........................ 10,514 (10,514) — — —
UBS AG ........................................... 224 (224) — — —
$ 622,161 $ (586,532) $ — $ — $ 35,629
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(d) (e)
Bank of America N.A. .................................. $ 10,540 $ (10,393) $ — $ — $ 147
Barclays Bank PLC ................................... 1,339 (554) — — 785
BNP Paribas SA ..................................... 119,622 (8,806) — — 110,816
Deutsche Bank Securities Inc. ............................ 5,227 (5,227) — — —
Goldman Sachs & Co. ................................. 769,843 (214,998) — — 554,845
HSBC Bank PLC ..................................... 535,917 (326,930) — — 208,987
JPMorgan Chase Bank N.A. ............................. 15,810 (5,106) — — 10,704
Morgan Stanley & Co. International PLC ..................... 51,498 (3,780) — — 47,718
State Street Bank & Trust Company ........................ 40,236 (10,514) — — 29,722
UBS AG ........................................... 1,091 (224) — — 867
$ 1,551,123 $ (586,532) $ — $ — $ 964,591
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Currency Hedged MSCI Emerging Markets ETF
8
2026
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 239,948,992  $ —  $ —  $ 239,948,992
Short-Term Securities
Money Market Funds ...................................... 352,029  —  —  352,029
$ 240,301,021  $ —  $ —  $ 240,301,021
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................ $ —  $ 622,161  $ —  $ 622,161
Liabilities
Foreign Currency Exchange Contracts ............................ —  (1,551,123) —  (1,551,123)
$ —  $ (928,962) $ —  $ (928,962)
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  3 .4%
Ambev SA ............................. 12,251,255 $ 38,881,872
Axia Energia ............................ 3,084,494 36,864,712
B3 SA - Brasil Bolsa Balcao .................. 13,660,289 47,697,098
Banco Bradesco SA ....................... 4,054,256 14,527,784
Banco BTG Pactual SA ..................... 3,087,915 36,899,575
Banco do Brasil SA ....................... 4,430,481 23,291,030
BB Seguridade Participacoes SA .............. 1,793,305 12,131,438
Caixa Seguridade Participacoes SA ............ 1,526,701 5,297,964
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 1,274,203 38,249,702
Cia Paranaense de Energia - Copel ............ 4,993,693 14,280,218
CPFL Energia SA ......................... 570,463 5,602,811
Embraer SA ............................ 1,823,958 32,882,122
Energisa SA ............................ 764,513 8,030,630
Eneva SA
(a)
............................. 2,504,034 10,452,809
Engie Brasil Energia SA .................... 770,247 5,060,357
Equatorial SA ........................... 3,083,392 25,327,541
JBS N.V. , Class A
(a)
....................... 1,058,895 17,884,737
Klabin SA .............................. 2,134,230 8,559,401
Localiza Rent a Car SA ..................... 2,384,882 23,613,891
MBRF Global Foods Co. SA ................. 1,684,756 6,796,207
Motiva Infraestrutura de Mobilidade SA .......... 2,637,223 8,565,252
NU Holdings Ltd. , Class A
(a)
.................. 8,769,181 131,362,331
Petroleo Brasileiro SA - Petrobras .............. 9,725,055 81,059,514
Porto Seguro SA ......................... 507,919 5,184,707
PRIO SA
(a)
............................. 2,155,981 22,916,104
Raia Drogasil SA ......................... 3,407,110 16,668,354
Rede D'Or Sao Luiz SA
(b)
................... 2,084,697 16,388,040
Rumo SA .............................. 3,303,256 10,290,256
StoneCo Ltd. , Class A
(a) (c)
................... 577,992 9,710,266
Suzano SA ............................. 1,793,616 20,292,544
Telefonica Brasil SA ....................... 2,115,802 17,821,190
TIM SA ............................... 2,189,348 11,915,110
TOTVS SA ............................. 1,416,390 10,454,735
Ultrapar Participacoes SA ................... 1,892,122 9,522,432
Vale SA ............................... 9,357,701 161,489,478
Vibra Energia SA ......................... 2,773,982 16,189,904
WEG SA .............................. 4,344,560 42,119,308
XP, Inc. , Class A ......................... 1,045,299 22,505,287
1,026,786,711
a
Chile  —  0 .4%
Banco de Chile .......................... 118,645,198 24,470,776
Banco de Credito e Inversiones SA ............. 221,821 15,197,453
Banco Santander Chile ..................... 174,200,075 14,970,444
Cencosud SA ........................... 3,343,331 10,448,484
Empresas CMPC SA ...................... 2,978,923 4,414,936
Empresas Copec SA ...................... 1,017,027 8,395,186
Enel Chile SA ........................... 75,798,287 6,344,606
Falabella SA ............................ 1,646,060 12,222,097
Latam Airlines Group SA .................... 822,958,450 23,126,219
Plaza SA .............................. 1,971,776 9,218,130
128,808,331
a
China  —  23 .8%
360 Security Technology, Inc. , Class A ........... 1,145,706 2,070,158
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 336,688 1,200,336
3SBio, Inc.
(a) (b)
........................... 4,682,500 13,199,817
AAC Technologies Holdings, Inc. .............. 1,974,000 9,383,168
Accelink Technologies Co. Ltd. , Class A .......... 131,200 1,446,147
ACM Research Shanghai, Inc. , Class A .......... 35,296 883,691
Security Shares Value
a
China (continued)
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 94,330 $ 4,839,548
AECC Aviation Power Co. Ltd. , Class A .......... 403,973 3,360,034
Agricultural Bank of China Ltd. , Class A .......... 12,993,423 12,120,642
Agricultural Bank of China Ltd. , Class H .......... 72,114,000 48,828,096
Aier Eye Hospital Group Co. Ltd. , Class A ........ 1,453,517 2,242,878
Air China Ltd. , Class A
(a)
.................... 1,744,693 2,139,708
Akeso, Inc.
(a) (b)
........................... 1,650,000 22,479,043
Alibaba Group Holding Ltd. .................. 44,411,056 803,695,313
Alibaba Health Information Technology Ltd.
(a)
...... 14,548,000 10,340,457
Aluminum Corp. of China Ltd. , Class A .......... 1,988,500 3,972,519
Aluminum Corp. of China Ltd. , Class H .......... 9,638,000 17,379,709
Amlogic Shanghai Co. Ltd. , Class A
(a)
........... 59,082 815,782
Angel Yeast Co. Ltd. , Class A ................. 89,700 574,842
Anhui Conch Cement Co. Ltd. , Class A .......... 585,986 2,183,761
Anhui Conch Cement Co. Ltd. , Class H .......... 3,230,000 10,121,601
Anhui Gujing Distillery Co. Ltd. , Class A .......... 54,185 956,629
Anhui Gujing Distillery Co. Ltd. , Class B .......... 1,900 16,848
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(a)
................................. 336,800 2,685,924
Anji Microelectronics Technology Shanghai Co. Ltd. ,
Class A .............................. 26,556 1,039,155
Anker Innovations Technology Co. Ltd. , Class A .... 77,600 1,092,033
ANTA Sports Products Ltd. .................. 3,257,202 35,245,924
APT Medical, Inc. , Class A ................... 20,592 739,059
Avary Holding Shenzhen Co. Ltd. , Class A ........ 364,704 3,126,638
AviChina Industry & Technology Co. Ltd. , Class H ... 6,870,000 3,730,524
BAIC BluePark New Energy Technology Co. Ltd. , Class
A
(a)
................................. 933,100 1,085,232
Baidu, Inc. , Class A
(a)
...................... 5,758,230 89,444,520
Baiyin Nonferrous Group Co. Ltd. , Class A ........ 1,079,500 1,691,013
Bank of Beijing Co. Ltd. , Class A .............. 3,366,106 2,644,470
Bank of Changsha Co. Ltd. , Class A ............ 606,600 866,112
Bank of Chengdu Co. Ltd. , Class A ............. 709,595 1,672,013
Bank of China Ltd. , Class A .................. 5,492,400 4,226,030
Bank of China Ltd. , Class H .................. 185,035,933 109,494,859
Bank of Communications Co. Ltd. , Class A ........ 8,089,693 7,721,460
Bank of Communications Co. Ltd. , Class H ....... 22,850,600 19,998,209
Bank of Hangzhou Co. Ltd. , Class A ............ 1,194,745 2,829,767
Bank of Jiangsu Co. Ltd. , Class A .............. 2,827,610 4,265,618
Bank of Nanjing Co. Ltd. , Class A .............. 1,959,630 3,213,281
Bank of Ningbo Co. Ltd. , Class A .............. 1,036,399 4,726,663
Bank of Shanghai Co. Ltd. , Class A ............. 2,207,942 3,115,194
Bank of Suzhou Co. Ltd. , Class A .............. 776,800 920,496
Baoshan Iron & Steel Co. Ltd. , Class A .......... 3,301,073 3,463,935
Beijing Compass Technology Development Co. Ltd. ,
Class A
(a)
............................. 97,200 1,641,839
Beijing Enlight Media Co. Ltd. , Class A .......... 450,200 1,286,978
Beijing Enterprises Holdings Ltd. .............. 1,283,500 5,772,443
Beijing Kingsoft Office Software, Inc. , Class A ...... 69,650 3,058,852
Beijing New Building Materials PLC , Class A ...... 248,113 1,011,924
Beijing Roborock Technology Co. Ltd. , Class A ..... 40,772 848,912
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 216,200 969,628
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. ,
Class A
(a)
............................. 154,230 922,420
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 7,567,800 5,455,839
BeOne Medicines Ltd. , Class H
(a)
.............. 2,207,722 54,500,687
Bestechnic Shanghai Co. Ltd. , Class A .......... 23,520 707,963
Bilibili, Inc. , Class Z
(a) (c)
..................... 649,754 18,137,653
Biwin Storage Technology Co. Ltd. , Class A
(a)
...... 69,599 1,681,936
Bluefocus Intelligent Communications Group Co. Ltd. ,
Class A
(a)
............................. 552,400 1,489,524
BOC Aviation Ltd.
(b)
....................... 541,900 6,018,161
BOC International China Co. Ltd. , Class A ........ 457,500 953,367

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
BOE Technology Group Co. Ltd. , Class A ......... 5,447,000 $ 3,552,978
Bosideng International Holdings Ltd. ............ 11,946,000 7,405,445
BYD Co. Ltd. , Class A ...................... 831,238 10,795,312
BYD Co. Ltd. , Class H ..................... 9,523,200 114,803,094
BYD Electronic International Co. Ltd. ............ 1,996,000 8,190,024
C&D International Investment Group Ltd. ......... 2,300,000 4,447,438
Caitong Securities Co. Ltd. , Class A ............ 928,274 1,174,316
Cambricon Technologies Corp. Ltd. , Class A
(a)
..... 63,757 10,921,245
Capital Securities Co. Ltd. , Class A ............. 278,600 742,627
CCOOP Group Co. Ltd. , Class A
(a)
............. 2,729,600 919,037
CGN Power Co. Ltd. , Class H
(b)
............... 28,198,000 11,316,554
Changchun High-Tech Industry Group Co. Ltd. , Class A 58,694 818,215
Changjiang Securities Co. Ltd. , Class A .......... 1,047,435 1,211,619
Changzhou Xingyu Automotive Lighting Systems Co.
Ltd. , Class A .......................... 34,600 768,686
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 294,430 2,705,791
Chengtun Mining Group Co. Ltd. , Class A ........ 431,500 1,061,006
Chifeng Jilong Gold Mining Co. Ltd. , Class A ...... 230,300 1,347,209
China CITIC Bank Corp. Ltd. , Class A ........... 1,705,500 1,789,050
China CITIC Bank Corp. Ltd. , Class H ........... 21,500,800 19,782,813
China CITIC Financial Asset Management Co. Ltd. ,
Class H
(a) (b)
........................... 35,561,000 3,856,541
China Coal Energy Co. Ltd. , Class H ............ 4,791,000 7,956,364
China Construction Bank Corp. , Class A ......... 2,946,868 3,688,649
China Construction Bank Corp. , Class H ......... 248,991,760 253,322,658
China CSSC Holdings Ltd. , Class A ............ 1,158,599 6,371,179
China Eastern Airlines Corp. Ltd. , Class A
(a)
....... 2,932,797 2,450,166
China Energy Engineering Corp. Ltd. , Class A ..... 5,395,252 1,995,554
China Everbright Bank Co. Ltd. , Class A ......... 7,216,203 3,406,219
China Feihe Ltd.
(b) (c)
....................... 9,825,000 4,765,421
China Galaxy Securities Co. Ltd. , Class A ........ 1,111,400 2,363,242
China Galaxy Securities Co. Ltd. , Class H ........ 9,138,500 11,540,350
China Gas Holdings Ltd. .................... 7,198,000 7,446,869
China Gold International Resources Corp. Ltd. ..... 604,600 15,828,817
China Great Wall Securities Co. Ltd. , Class A ...... 614,000 886,038
China Greatwall Technology Group Co. Ltd. , Class A
(a)
511,073 1,234,193
China Hongqiao Group Ltd. .................. 7,326,500 33,046,018
China International Capital Corp. Ltd. , Class A ..... 510,300 2,573,528
China International Capital Corp. Ltd. , Class H
(b)
.... 4,630,800 11,934,319
China Jushi Co. Ltd. , Class A ................. 593,240 2,330,057
China Life Insurance Co. Ltd. , Class A ........... 411,212 2,662,768
China Life Insurance Co. Ltd. , Class H .......... 19,194,000 76,999,064
China Literature Ltd.
(a) (b)
.................... 1,083,400 4,364,850
China Longyuan Power Group Corp. Ltd. , Class H .. 6,649,000 6,423,068
China Mengniu Dairy Co. Ltd. ................ 7,986,000 16,456,262
China Merchants Bank Co. Ltd. , Class A ......... 3,199,389 18,055,926
China Merchants Bank Co. Ltd. , Class H ......... 10,065,967 62,617,341
China Merchants Energy Shipping Co. Ltd. , Class A . 1,226,300 2,902,718
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 881,300 1,244,488
China Merchants Port Holdings Co. Ltd. ......... 3,170,000 7,082,803
China Merchants Securities Co. Ltd. , Class A ...... 1,099,979 2,658,640
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 1,366,490 1,972,191
China Minsheng Banking Corp. Ltd. , Class A ...... 5,742,155 3,246,750
China Minsheng Banking Corp. Ltd. , Class H ...... 16,943,548 8,755,272
China National Building Material Co. Ltd. , Class H ... 9,718,000 8,425,873
China National Chemical Engineering Co. Ltd. , Class A 1,002,267 1,364,734
China National Nuclear Power Co. Ltd. , Class A .... 3,014,100 3,743,115
China National Software & Service Co. Ltd. , Class A
(a)
130,607 847,634
China Nonferrous Mining Corp. Ltd. ............ 3,491,000 6,672,693
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 564,954 5,137,872
China Oilfield Services Ltd. , Class H ............ 4,634,000 5,984,036
Security Shares Value
a
China (continued)
China Overseas Land & Investment Ltd. ......... 9,793,460 $ 17,891,261
China Pacific Insurance Group Co. Ltd. , Class A .... 1,078,107 6,404,601
China Pacific Insurance Group Co. Ltd. , Class H .... 6,820,200 31,215,776
China Petroleum & Chemical Corp. , Class A ....... 4,428,989 4,172,457
China Petroleum & Chemical Corp. , Class H ...... 59,380,800 41,321,243
China Power International Development Ltd. ...... 9,842,000 4,122,368
China Railway Group Ltd. , Class A ............. 3,566,100 3,273,245
China Railway Group Ltd. , Class H ............. 10,848,000 7,178,635
China Railway Signal & Communication Corp. Ltd. ,
Class A .............................. 1,150,321 958,857
China Rare Earth Resources And Technology Co. Ltd. ,
Class A
(a)
............................. 152,200 1,441,734
China Resources Beer Holdings Co. Ltd. ......... 4,114,500 14,459,250
China Resources Gas Group Ltd. .............. 2,412,600 6,464,541
China Resources Land Ltd. .................. 8,220,833 33,225,900
China Resources Microelectronics Ltd. , Class A .... 186,416 1,548,318
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 1,742,000 10,560,619
China Resources Power Holdings Co. Ltd.
(c)
....... 5,224,999 12,456,575
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 254,982 1,073,407
China Ruyi Holdings Ltd.
(a) (c)
................. 29,108,000 7,555,997
China Shenhua Energy Co. Ltd. , Class A ......... 1,008,339 6,207,852
China Shenhua Energy Co. Ltd. , Class H ......... 8,715,500 49,970,224
China Southern Airlines Co. Ltd. , Class A
(a)
........ 1,666,300 1,783,798
China State Construction Engineering Corp. Ltd. , Class
A .................................. 6,292,571 4,620,710
China State Construction International Holdings Ltd. . 3,262,000 3,874,237
China Taiping Insurance Holdings Co. Ltd. ........ 3,728,060 10,855,843
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 4,736,725 2,871,610
China Tourism Group Duty Free Corp. Ltd. , Class A .. 294,932 3,463,039
China Tower Corp. Ltd. , Class H
(b)
.............. 11,480,200 16,335,469
China United Network Communications Ltd. , Class A . 4,857,200 3,480,288
China Vanke Co. Ltd. , Class A
(a)
............... 1,505,766 1,061,780
China XD Electric Co. Ltd. , Class A ............. 814,200 1,904,905
China Yangtze Power Co. Ltd. , Class A .......... 3,781,515 14,349,745
China Zheshang Bank Co. Ltd. , Class A .......... 3,482,730 1,512,265
Chongqing Afari Technology Co. Ltd. , Class A
(a)
.... 687,800 1,166,402
Chongqing Changan Automobile Co. Ltd. , Class A ... 1,196,117 1,926,667
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 1,272,500 1,203,717
Chongqing Rural Commercial Bank Co. Ltd. , Class H 6,166,000 4,642,194
Chongqing Zhifei Biological Products Co. Ltd. , Class
A
(a)
................................. 352,013 886,682
Chow Tai Fook Jewellery Group Ltd.
(c)
........... 5,110,400 8,536,272
CICT Mobile Communication Technology Co. Ltd. ,
Class A
(a)
............................. 508,761 1,288,800
CITIC Ltd. .............................. 10,412,000 16,597,973
Citic Pacific Special Steel Group Co. Ltd. , Class A ... 540,800 1,420,395
CITIC Securities Co. Ltd. , Class A .............. 1,886,993 7,521,054
CITIC Securities Co. Ltd. , Class H ............. 4,065,100 14,550,919
CMOC Group Ltd. , Class A .................. 2,828,998 9,877,359
CMOC Group Ltd. , Class H .................. 9,369,000 28,823,132
CNGR Advanced Material Co. Ltd. , Class A ....... 142,800 1,193,714
CNPC Capital Co. Ltd. , Class A ............... 1,417,600 1,876,592
Contemporary Amperex Technology Co. Ltd. , Class A 693,834 34,494,555
Contemporary Amperex Technology Co. Ltd. , Class H
(c)
246,400 15,570,128
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 564,800 1,694,190
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 1,891,464 4,135,214
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 6,685,849 12,974,122
CRRC Corp. Ltd. , Class A ................... 3,561,800 3,261,702
CRRC Corp. Ltd. , Class H ................... 11,447,000 8,475,355
CSC Financial Co. Ltd. , Class A ............... 617,633 2,145,120
CSI Solar Co. Ltd. , Class A .................. 569,341 1,205,403

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
China (continued)
CSPC Innovation Pharmaceutical Co. Ltd. , Class A .. 229,220 $ 1,102,933
CSPC Pharmaceutical Group Ltd. .............. 20,706,479 26,065,469
Daqin Railway Co. Ltd. , Class A ............... 2,933,500 2,180,348
Datang International Power Generation Co. Ltd. , Class
A .................................. 1,983,400 1,153,735
Dongfang Electric Corp. Ltd. , Class A ........... 486,600 2,624,460
Dongfeng Motor Group Co. Ltd. , Class H
(a)
........ 5,738,000 7,178,238
Dongxing Securities Co. Ltd. , Class A ........... 596,397 1,211,883
Dosilicon Co. Ltd. , Class A
(a)
................. 66,200 1,350,273
East Money Information Co. Ltd. , Class A ......... 2,445,998 8,022,141
Eastroc Beverage Group Co. Ltd. , Class A ........ 74,800 2,631,971
Ecovacs Robotics Co. Ltd. , Class A ............. 91,953 927,539
Empyrean Technology Co. Ltd. , Class A .......... 65,900 968,229
ENN Energy Holdings Ltd. ................... 2,047,700 17,965,423
ENN Natural Gas Co. Ltd. , Class A ............. 378,700 1,125,115
Eoptolink Technology, Inc. Ltd. , Class A .......... 154,140 8,046,558
Eve Energy Co. Ltd. , Class A ................. 319,153 2,893,131
Everbright Securities Co. Ltd. , Class A ........... 672,483 1,629,495
Everdisplay Optronics Shanghai Co. Ltd. , Class A
(a)
.. 2,115,380 804,005
Far East Horizon Ltd. ...................... 6,073,000 6,001,495
Focus Media Information Technology Co. Ltd. , Class A 2,287,267 2,354,455
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 705,155 3,692,208
Founder Securities Co. Ltd. , Class A ............ 1,575,900 1,762,604
Founder Technology Group Corp. , Class A
(a)
....... 650,900 1,076,793
Foxconn Industrial Internet Co. Ltd. , Class A ....... 2,061,497 16,653,860
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 327,972 2,881,493
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 1,537,600 12,759,449
GalaxyCore, Inc. , Class A ................... 325,452 799,237
Ganfeng Lithium Group Co. Ltd. , Class A ......... 281,073 2,990,361
Ganfeng Lithium Group Co. Ltd. , Class H
(b) (c)
...... 1,206,800 10,578,138
GCL Technology Holdings Ltd.
(a)
............... 63,144,000 9,654,683
GD Power Development Co. Ltd. , Class A ........ 2,862,769 2,048,754
GDS Holdings Ltd. , Class A
(a)
................. 2,898,400 15,014,967
Geely Automobile Holdings Ltd. ............... 16,591,000 34,249,131
GEM Co. Ltd. , Class A ..................... 781,900 1,127,853
Genscript Biotech Corp.
(a)
................... 3,052,000 4,651,021
Geovis Technology Co. Ltd. , Class A ............ 122,525 1,210,276
GF Securities Co. Ltd. , Class A ............... 1,183,894 3,593,493
GF Securities Co. Ltd. , Class H ............... 2,701,600 5,932,841
Giant Biogene Holding Co. Ltd.
(b) (c)
............. 1,003,200 4,084,377
Giant Network Group Co. Ltd. , Class A .......... 308,200 1,664,489
GigaDevice Semiconductor, Inc. , Class A ......... 102,494 4,466,062
GoerTek, Inc. , Class A ..................... 509,600 2,011,683
Goldwind Science & Technology Co. Ltd. , Class A ... 547,866 2,266,488
Goneo Group Co. Ltd. , Class A ............... 117,859 747,541
Gotion High-tech Co. Ltd. , Class A ............. 272,923 1,503,803
Great Wall Motor Co. Ltd. , Class H ............. 6,046,500 9,907,678
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 437,500 2,386,495
Guangdong Haid Group Co. Ltd. , Class A ........ 253,127 2,022,182
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(a)
................................. 429,900 2,349,815
Guangdong Investment Ltd. .................. 7,364,110 7,173,165
Guangzhou Automobile Group Co. Ltd. , Class A .... 917,800 1,075,385
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd. , Class A .......................... 224,902 827,987
Guangzhou Haige Communications Group, Inc. Co. ,
Class A .............................. 380,200 978,644
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 313,800 1,932,919
Guobo Electronics Co. Ltd. , Class A ............ 56,429 1,011,401
Guolian Minsheng Securities Co. Ltd. , Class A ..... 898,060 1,287,936
Guosen Securities Co. Ltd. , Class A ............ 1,134,351 2,075,652
Guotai Haitong Securities Co. Ltd. , Class A ....... 2,183,126 6,020,765
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 5,077,280 10,339,546
Security Shares Value
a
China (continued)
Guoyuan Securities Co. Ltd. , Class A ........... 686,100 $ 831,232
H World Group Ltd. , Class A , ADR ............. 517,299 28,347,985
Haidilao International Holding Ltd.
(b) (c)
........... 4,338,000 9,737,596
Haier Smart Home Co. Ltd. , Class A ............ 1,011,741 3,784,362
Haier Smart Home Co. Ltd. , Class H ............ 6,164,200 20,931,813
Hainan Airlines Holding Co. Ltd. , Class A
(a)
........ 6,851,900 1,695,804
Hainan Airport Infrastructure Co. Ltd. , Class A ...... 1,899,200 1,175,602
Haisco Pharmaceutical Group Co. Ltd. , Class A .... 137,100 932,654
Haitian International Holdings Ltd. ............. 1,584,000 5,118,751
Hangzhou Chang Chuan Technology Co. Ltd. , Class A 98,400 2,068,656
Hangzhou First Applied Material Co. Ltd. , Class A ... 430,106 1,134,141
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 239,300 1,121,586
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 54,700 475,240
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 3,826,000 17,033,282
Hebei Changshan Biochemical Pharmaceutical Co.
Ltd. , Class A
(a)
......................... 140,500 955,323
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 378,800 1,789,998
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 511,600 1,958,864
Hengan International Group Co. Ltd. ............ 1,493,500 5,556,278
Hengli Petrochemical Co. Ltd. , Class A .......... 1,086,791 4,068,514
Hengtong Optic-electric Co. Ltd. , Class A ......... 380,800 2,630,771
Hesai Group , Class B
(a)
..................... 271,000 7,380,742
Hgtech Co. Ltd. , Class A .................... 153,400 2,003,055
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 81,800 3,955,998
Horizon Robotics , Class B
(a) (c)
................. 12,903,600 13,535,379
Hoshine Silicon Industry Co. Ltd. , Class A ........ 134,600 1,005,598
Hua Hong Semiconductor Ltd. , Class A
(a)
......... 63,111 1,163,451
Hua Hong Semiconductor Ltd. , Class H
(a) (b)
........ 1,867,000 23,001,278
Huadian Power International Corp. Ltd. , Class A .... 1,526,600 1,134,344
Huadong Medicine Co. Ltd. , Class A ............ 264,605 1,384,782
Huafon Chemical Co. Ltd. , Class A ............. 821,800 1,485,050
Huaneng Power International, Inc. , Class A ....... 1,581,900 1,669,215
Huaneng Power International, Inc. , Class H ....... 10,900,000 8,392,110
Huaqin Technology Co. Ltd. , Class A ............ 125,600 1,681,304
Huatai Securities Co. Ltd. , Class A ............. 1,332,509 4,147,005
Huatai Securities Co. Ltd. , Class H
(b) (c)
........... 3,396,400 7,263,700
Huaxia Bank Co. Ltd. , Class A ................ 2,125,160 2,071,754
Huayu Automotive Systems Co. Ltd. , Class A ...... 471,968 1,328,364
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 86,100 1,553,767
Hunan Valin Steel Co. Ltd. , Class A ............. 1,225,800 1,197,618
Hundsun Technologies, Inc. , Class A ............ 295,344 1,291,011
Hwatsing Technology Co. Ltd. , Class A .......... 51,366 1,447,922
Hygon Information Technology Co. Ltd. , Class A .... 356,802 13,533,612
IEIT Systems Co. Ltd. , Class A ................ 233,190 2,163,992
Iflytek Co. Ltd. , Class A ..................... 353,219 2,865,229
Imeik Technology Development Co. Ltd. , Class A ... 37,660 782,752
Industrial & Commercial Bank of China Ltd. , Class A . 9,255,762 9,334,336
Industrial & Commercial Bank of China Ltd. , Class H . 169,111,085 139,086,741
Industrial Bank Co. Ltd. , Class A ............... 3,270,342 8,727,776
Industrial Securities Co. Ltd. , Class A ........... 1,428,076 1,403,971
Ingenic Semiconductor Co. Ltd. , Class A ......... 77,100 1,493,088
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A . 7,333,600 3,462,880
Inner Mongolia Dian Tou Energy Corp. Ltd. , Class A . 358,100 1,601,845
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd. , Class A ................... 1,325,900 1,159,993
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 281,200 2,263,950
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 933,570 3,546,421
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 2,470,100 5,026,272
Innovent Biologics, Inc.
(a) (b)
................... 3,790,500 41,240,167

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Isoftstone Information Technology Group Co. Ltd. ,
Class A .............................. 147,500 $ 1,064,232
J&T Global Express Ltd.
(a)
................... 6,111,000 8,022,084
JA Solar Technology Co. Ltd. , Class A
(a)
.......... 491,660 865,324
JCET Group Co. Ltd. , Class A ................ 278,200 1,947,139
JD Health International, Inc.
(a) (b)
............... 2,915,050 21,097,865
JD Logistics, Inc.
(a) (b)
....................... 5,117,000 7,273,765
JD.com, Inc. , Class A ...................... 6,176,454 81,996,649
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(a)
.... 1,052,300 1,995,965
Jiangsu Expressway Co. Ltd. , Class H .......... 3,000,000 3,903,674
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 204,388 3,361,549
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 993,941 8,171,140
Jiangsu Hoperun Software Co. Ltd. , Class A ....... 120,800 913,005
Jiangsu King's Luck Brewery JSC Ltd. , Class A ..... 173,086 787,802
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 221,050 1,713,282
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. ,
Class A .............................. 158,000 891,091
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 505,224 2,141,036
Jiangxi Copper Co. Ltd. , Class A .............. 308,900 2,611,308
Jiangxi Copper Co. Ltd. , Class H .............. 2,685,000 15,575,463
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 490,500 1,752,766
Jinko Solar Co. Ltd. , Class A
(a)
................ 1,406,481 1,543,318
JL Mag Rare-Earth Co. Ltd. , Class A ............ 179,214 1,073,475
Kanzhun Ltd. , ADR ....................... 970,083 15,598,935
KE Holdings, Inc. , Class A ................... 5,292,424 29,158,633
Kingdee International Software Group Co. Ltd.
(a)
.... 7,787,000 9,992,206
Kingfa Sci & Tech Co. Ltd. , Class A ............. 380,200 1,068,215
Kingnet Network Co. Ltd. , Class A ............. 347,000 1,145,135
Kingsoft Corp. Ltd. ........................ 2,689,200 8,931,138
Kuaishou Technology , Class B
(b)
............... 6,598,400 52,322,227
Kuang-Chi Technologies Co. Ltd. , Class A
(a)
....... 327,200 2,284,870
Kunlun Energy Co. Ltd. ..................... 9,740,000 10,440,749
Kunlun Tech Co. Ltd. , Class A
(a)
............... 192,500 1,710,161
Kweichow Moutai Co. Ltd. , Class A ............. 190,487 40,370,529
Laopu Gold Co. Ltd. , Class H ................. 69,900 6,427,389
LB Group Co. Ltd. , Class A .................. 400,800 1,364,522
Legend Biotech Corp. , Class A , ADR
(a)
........... 188,785 3,586,915
Lenovo Group Ltd.
(c)
....................... 20,714,000 25,567,752
Lens Technology Co. Ltd. , Class A ............. 779,300 3,984,271
Leo Group Co. Ltd. , Class A ................. 1,033,400 1,450,497
Li Auto, Inc. , Class A
(a)
..................... 3,242,790 28,472,258
Li Ning Co. Ltd. .......................... 5,991,000 17,166,028
Lingyi iTech Guangdong Co. , Class A ........... 1,119,880 2,504,089
Longfor Group Holdings Ltd.
(b) (c)
............... 5,402,000 6,839,478
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 1,152,671 3,074,103
Loongson Technology Corp. Ltd. , Class A
(a)
....... 55,803 1,289,823
Luxshare Precision Industry Co. Ltd. , Class A ...... 1,124,286 8,198,145
Luzhou Laojiao Co. Ltd. , Class A .............. 226,989 3,651,806
Mango Excellent Media Co. Ltd. , Class A ......... 298,500 1,063,473
Maxscend Microelectronics Co. Ltd. , Class A ...... 93,244 1,088,710
Meitu, Inc.
(a) (b)
........................... 9,406,500 6,775,492
Meituan , Class B
(a) (b) (c)
...................... 12,874,100 132,564,565
Metallurgical Corp. of China Ltd. , Class A ......... 3,057,190 1,428,882
Midea Group Co. Ltd. , Class A ................ 511,900 5,861,624
Midea Group Co. Ltd. , Class H ................ 1,089,100 12,606,594
MINISO Group Holding Ltd. .................. 1,245,880 5,648,526
MMG Ltd.
(a) (c)
............................ 10,821,600 14,857,804
Montage Technology Co. Ltd. , Class A ........... 176,101 4,185,367
Muyuan Foods Co. Ltd. , Class A ............... 822,339 5,620,343
NARI Technology Co. Ltd. , Class A ............. 1,245,454 4,953,207
National Silicon Industry Group Co. Ltd. , Class A
(a)
.. 492,236 1,554,536
NAURA Technology Group Co. Ltd. , Class A ....... 111,305 7,641,697
NetEase Cloud Music, Inc.
(a) (b) (c)
............... 225,200 4,440,469
NetEase, Inc. ........................... 4,496,550 101,285,595
Security Shares Value
a
China (continued)
New China Life Insurance Co. Ltd. , Class A ....... 327,602 $ 3,603,695
New China Life Insurance Co. Ltd. , Class H ....... 2,399,200 16,883,675
New Hope Liuhe Co. Ltd. , Class A ............. 541,097 686,700
New Oriental Education & Technology Group, Inc. ... 3,515,000 19,331,419
Nexchip Semiconductor Corp. , Class A .......... 307,099 1,588,856
Ningbo Deye Technology Co. Ltd. , Class A ........ 134,368 2,044,260
Ningbo Orient Wires & Cables Co. Ltd. , Class A .... 111,400 960,418
Ningbo Sanxing Medical Electric Co. Ltd. , Class A ... 226,200 867,603
Ningbo Tuopu Group Co. Ltd. , Class A .......... 282,705 2,784,560
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 1,148,400 4,003,881
NIO, Inc. , Class A
(a) (c)
...................... 4,808,015 23,768,012
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 5,195,200 31,343,791
OFILM Group Co. Ltd. , Class A
(a)
.............. 538,500 770,127
OmniVision Integrated Circuits Group, Inc. ........ 190,270 3,403,183
Orient Overseas International Ltd. ............. 312,000 5,958,679
Orient Securities Co. Ltd./China , Class A ......... 1,183,634 1,742,304
PDD Holdings, Inc. , ADR
(a)
.................. 1,835,227 190,368,097
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 1,352,000 1,687,132
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 22,693,000 18,537,376
PetroChina Co. Ltd. , Class A ................. 3,242,800 5,139,954
PetroChina Co. Ltd. , Class H ................. 54,550,000 66,440,330
Pharmaron Beijing Co. Ltd. , Class A ............ 249,500 1,075,322
PICC Property & Casualty Co. Ltd. , Class H ....... 17,773,192 36,672,217
Ping An Bank Co. Ltd. , Class A ................ 3,016,667 4,791,009
Ping An Insurance Group Co of China Ltd. , Class A .. 1,611,984 14,805,325
Ping An Insurance Group Co of China Ltd. , Class H .. 17,386,000 150,400,007
Piotech, Inc. , Class A ...................... 43,641 2,344,613
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 1,777,384 1,760,424
Pony AI, Inc. , Class A
(a)
..................... 427,500 6,475,286
Pop Mart International Group Ltd.
(b)
............. 1,386,000 40,780,197
Postal Savings Bank of China Co. Ltd. , Class A ..... 4,632,800 3,355,397
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 23,273,000 14,644,716
Power Construction Corp. of China Ltd. , Class A .... 2,689,900 2,244,579
Qinghai Salt Lake Industry Co. Ltd. , Class A
(a)
...... 827,200 4,584,508
QuantumCTek Co. Ltd. , Class A
(a)
.............. 15,463 1,528,326
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 208,200 3,125,269
Remegen Co. Ltd. , Class H
(a) (b)
................ 472,000 4,831,824
RoboTechnik Intelligent Technology Co. Ltd. , Class A . 25,600 1,541,034
Rockchip Electronics Co. Ltd. , Class A .......... 64,100 1,675,522
Rongsheng Petrochemical Co. Ltd. , Class A ....... 1,611,558 3,660,275
SAIC Motor Corp. Ltd. , Class A ............... 1,142,806 2,383,313
Sailun Group Co. Ltd. , Class A ................ 507,400 1,161,335
Sanan Optoelectronics Co. Ltd. , Class A ......... 797,600 1,937,529
Sangfor Technologies, Inc. , Class A ............ 63,600 1,217,654
Sany Heavy Industry Co. Ltd. , Class A ........... 1,215,452 4,096,147
Satellite Chemical Co. Ltd. , Class A ............ 506,184 1,722,638
SDIC Capital Co. Ltd. , Class A ................ 1,258,600 1,367,278
SDIC Power Holdings Co. Ltd. , Class A .......... 1,183,000 2,284,355
SenseTime Group, Inc. , Class B
(a) (b)
............ 69,279,000 22,669,714
Seres Group Co. Ltd. , Class A ................ 246,000 3,844,200
SF Holding Co. Ltd. , Class A ................. 696,035 3,839,151
SG Micro Corp. , Class A .................... 110,477 1,107,773
Shaanxi Coal Industry Co. Ltd. , Class A .......... 1,513,276 5,224,224
Shandong Gold Mining Co. Ltd. , Class A ......... 559,336 3,875,115
Shandong Gold Mining Co. Ltd. , Class H
(b)
........ 2,455,250 12,953,229
Shandong Himile Mechanical Science & Technology
Co. Ltd. , Class A ....................... 125,400 1,760,801
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A
(a)
......................... 395,900 1,686,117

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
China (continued)
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 295,480 $ 1,660,798
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 1,877,600 1,935,145
Shandong Sun Paper Industry JSC Ltd. , Class A .... 448,200 1,126,632
Shandong Weigao Group Medical Polymer Co. Ltd. ,
Class H ............................. 6,357,200 4,136,354
Shanghai Allist Pharmaceuticals Co. Ltd. , Class A ... 73,381 991,559
Shanghai Baosight Software Co. Ltd. , Class A ..... 331,599 1,167,205
Shanghai BOCHU Electronic Technology Corp. Ltd. ,
Class A .............................. 38,173 842,854
Shanghai Electric Group Co. Ltd. , Class A
(a)
....... 2,042,991 2,704,392
Shanghai Electric Power Co. Ltd. , Class A ........ 436,700 1,390,774
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 345,489 1,331,312
Shanghai International Airport Co. Ltd. , Class A ..... 142,798 634,496
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 401,400 1,005,212
Shanghai Pudong Development Bank Co. Ltd. , Class A 4,957,395 7,019,806
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 323,966 1,341,198
Shanghai RAAS Blood Products Co. Ltd. , Class A ... 795,300 728,755
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 1,574,000 1,929,402
Shanghai Stonehill Technology Co. Ltd. , Class A
(a)
... 877,200 1,415,365
Shanghai United Imaging Healthcare Co. Ltd. , Class A 118,259 2,248,097
Shanghai Zhangjiang High-Tech Park Development Co.
Ltd. , Class A .......................... 248,900 1,495,751
Shanjin International Gold Co. Ltd. , Class A ....... 446,800 2,025,881
Shannon Semiconductor Technology Co. Ltd. , Class A 73,800 1,602,531
Shanxi Coking Coal Energy Group Co. Ltd. , Class A . 908,600 971,423
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 464,700 1,008,531
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 183,600 4,307,914
Sharetronic Data Technology Co. Ltd. , Class A ..... 52,500 2,033,954
Shenergy Co. Ltd. , Class A .................. 682,700 851,718
Shengyi Electronics Co. Ltd. , Class A ........... 107,274 1,343,556
Shengyi Technology Co. Ltd. , Class A ........... 381,000 3,833,244
Shennan Circuits Co. Ltd. , Class A ............. 100,982 4,193,521
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 3,680,170 2,684,791
Shenzhen Envicool Technology Co. Ltd. , Class A ... 155,900 2,454,005
Shenzhen Everwin Precision Technology Co. Ltd. ,
Class A .............................. 213,600 1,201,740
Shenzhen Goodix Technology Co. Ltd. , Class A .... 62,200 708,190
Shenzhen Inovance Technology Co. Ltd. , Class A ... 197,197 2,092,386
Shenzhen Kinwong Electronic Co. Ltd. , Class A .... 157,900 1,524,434
Shenzhen Longsys Electronics Co. Ltd. , Class A
(a)
... 54,400 2,305,226
Shenzhen Megmeet Electrical Co. Ltd. , Class A .... 52,900 961,026
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 174,432 4,721,858
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 121,900 930,260
Shenzhen Salubris Pharmaceuticals Co. Ltd. , Class A 159,900 1,144,565
Shenzhen Sunway Communication Co. Ltd. , Class A . 149,400 1,667,803
Shenzhen Techwinsemi Technology Co. Ltd. , Class A 35,000 1,305,706
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 160,946 1,353,117
Shenzhou International Group Holdings Ltd. ....... 2,154,300 17,325,007
Sichuan Changhong Electric Co. Ltd. , Class A ..... 689,600 1,037,487
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 724,660 1,524,669
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 255,578 1,136,364
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a) (c)
........................... 125,700 6,198,110
Sichuan Road and Bridge Group Co. Ltd. , Class A ... 990,380 1,434,863
Sino Biopharmaceutical Ltd. ................. 26,648,750 20,549,719
Sinolink Securities Co. Ltd. , Class A ............ 275,300 365,882
Sinoma Science & Technology Co. Ltd. , Class A .... 259,300 1,910,472
Sinomine Resource Group Co. Ltd. , Class A ....... 105,500 1,399,486
Sinopharm Group Co. Ltd. , Class H ............ 3,493,600 9,418,887
Security Shares Value
a
China (continued)
Sinotruk Hong Kong Ltd. .................... 1,766,500 $ 9,299,342
Skyverse Technology Co. Ltd. , Class A
(a)
......... 50,432 1,448,086
Smoore International Holdings Ltd.
(b) (c)
........... 4,830,000 7,299,527
SooChow Securities Co. Ltd. , Class A ........... 927,700 1,254,837
Spring Airlines Co. Ltd. , Class A ............... 143,500 1,150,858
Sungrow Power Supply Co. Ltd. , Class A ......... 324,080 6,804,154
Sunny Optical Technology Group Co. Ltd. ........ 1,846,500 13,654,696
Sunwoda Electronic Co. Ltd. , Class A ........... 289,800 1,099,031
SUPCON Technology Co. Ltd. , Class A .......... 118,660 1,385,975
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A .............................. 294,100 3,645,944
Suzhou Maxwell Technologies Co. Ltd. , Class A .... 42,700 1,814,736
Suzhou TFC Optical Communication Co. Ltd. , Class A 120,132 6,421,234
TAL Education Group , ADR
(a) (c)
................ 1,074,729 11,316,896
TBEA Co. Ltd. , Class A ..................... 863,080 3,813,416
TCL Technology Group Corp. , Class A ........... 3,209,730 2,321,064
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 662,916 995,240
Tencent Holdings Ltd. ...................... 16,510,800 1,086,308,706
Tencent Music Entertainment Group , ADR ........ 1,482,581 21,645,683
Tianfeng Securities Co. Ltd. , Class A
(a)
.......... 1,554,900 928,399
Tianqi Lithium Corp. , Class A
(a)
................ 229,900 1,895,805
Tianshan Aluminum Group Co. Ltd. , Class A ....... 719,000 1,849,678
Tianshui Huatian Technology Co. Ltd. , Class A ..... 497,500 1,098,224
Tingyi Cayman Islands Holding Corp. ........... 4,930,000 8,232,852
Tongcheng Travel Holdings Ltd. ............... 3,289,200 8,664,893
TongFu Microelectronics Co. Ltd. , Class A ........ 243,600 1,840,229
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 2,015,200 2,327,225
Tongwei Co. Ltd. , Class A
(a)
.................. 692,384 1,818,088
Trina Solar Co. Ltd. , Class A
(a)
................ 334,197 929,467
Trip.com Group Ltd. ....................... 1,602,762 83,180,326
Tsingtao Brewery Co. Ltd. , Class A ............. 141,715 1,289,641
Tsingtao Brewery Co. Ltd. , Class H ............. 1,462,000 9,891,117
UBTech Robotics Corp. Ltd. , Class H
(a)
.......... 560,600 8,659,046
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 116,839 1,355,281
Unisplendour Corp. Ltd. , Class A .............. 432,416 1,632,179
United Nova Technology Co. Ltd. , Class A
(a)
....... 1,155,417 1,307,316
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 5,200 35,980
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(a)
................................. 80,439 3,247,378
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 135,400 6,002,528
Vipshop Holdings Ltd. , ADR .................. 813,460 14,170,473
Wanhua Chemical Group Co. Ltd. , Class A ........ 468,891 6,346,580
Want Want China Holdings Ltd. ............... 12,314,000 7,712,580
Wanxiang Qianchao Co. Ltd. , Class A ........... 502,200 1,469,082
Weichai Power Co. Ltd. , Class A ............... 1,112,244 4,509,296
Weichai Power Co. Ltd. , Class H .............. 4,925,800 20,497,770
Wens Foodstuff Group Co. Ltd. , Class A ......... 1,021,370 2,378,932
Western Mining Co. Ltd. , Class A .............. 379,500 1,914,683
Western Securities Co. Ltd. , Class A ............ 819,310 954,511
Western Superconducting Technologies Co. Ltd. , Class
A .................................. 97,807 1,284,854
Wingtech Technology Co. Ltd. , Class A
(a)
......... 190,200 928,704
Wintime Energy Group Co. Ltd. , Class A
(a)
........ 3,509,700 934,680
Wolong Electric Group Co. Ltd. , Class A ......... 237,400 1,547,536
Wuhan Guide Infrared Co. Ltd. , Class A
(a)
........ 718,032 1,625,909
Wuliangye Yibin Co. Ltd. , Class A .............. 586,828 8,891,353
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 313,423 3,805,845
WuXi AppTec Co. Ltd. , Class A ................ 385,929 5,513,278
WuXi AppTec Co. Ltd. , Class H
(b)
.............. 985,970 14,963,326
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 9,051,000 46,469,888
WuXi XDC Cayman, Inc.
(a)
................... 953,000 7,698,949
XCMG Construction Machinery Co. Ltd. , Class A .... 1,872,269 3,342,594

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Xiamen Tungsten Co. Ltd. , Class A ............. 224,800 $ 2,297,952
Xiaomi Corp. , Class B
(a) (b)
................... 44,530,200 196,953,091
Xinjiang Daqo New Energy Co. Ltd. , Class A
(a)
..... 361,742 1,259,576
Xinyi Solar Holdings Ltd. .................... 11,792,000 5,195,347
XPeng, Inc. , Class A
(a)
..................... 3,234,576 28,355,991
XtalPi Holdings Ltd.
(a) (c)
..................... 4,394,000 5,795,112
Yadea Group Holdings Ltd.
(b)
................. 3,066,000 4,462,171
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b)
............................ 604,500 11,497,507
Yankuang Energy Group Co. Ltd. , Class A ........ 901,530 2,328,394
Yankuang Energy Group Co. Ltd. , Class H ........ 8,228,660 14,706,277
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 154,698 2,644,196
Yealink Network Technology Corp. Ltd. , Class A .... 186,342 1,019,109
Yonghui Superstores Co. Ltd. , Class A
(a)
......... 1,359,500 842,151
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 506,451 1,049,046
YTO Express Group Co. Ltd. , Class A ........... 505,500 1,443,261
Yuanjie Semiconductor Technology Co. Ltd. , Class A . 12,661 1,420,772
Yum China Holdings, Inc. ................... 931,960 51,559,192
Yunnan Aluminium Co. Ltd. , Class A ............ 593,200 2,692,193
Yunnan Baiyao Group Co. Ltd. , Class A .......... 272,582 2,227,153
Yunnan Energy New Material Co. Ltd. , Class A
(a)
.... 143,000 1,287,223
Yunnan Yuntianhua Co. Ltd. , Class A ........... 283,800 1,833,571
Yutong Bus Co. Ltd. , Class A ................. 354,000 1,531,918
Zangge Mining Co. Ltd. , Class A ............... 261,410 3,273,683
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 82,664 1,966,822
Zhaojin Mining Industry Co. Ltd. , Class H ......... 4,397,500 19,384,237
Zhejiang Century Huatong Group Co. Ltd. , Class A
(a)
. 1,132,500 3,038,884
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 833,500 1,806,779
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 334,523 1,609,115
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 584,784 1,639,292
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 286,315 3,273,857
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 197,484 1,601,679
Zhejiang Juhua Co. Ltd. , Class A .............. 436,100 2,639,484
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b)
1,310,500 6,834,750
Zhejiang Longsheng Group Co. Ltd. , Class A ...... 494,900 1,182,046
Zhejiang NHU Co. Ltd. , Class A ............... 475,087 2,179,747
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 291,200 2,165,086
Zhejiang Wanfeng Auto Wheel Co. Ltd. , Class A .... 334,300 794,699
Zhejiang Weiming Environment Protection Co. Ltd. ,
Class A .............................. 262,627 1,077,784
Zhejiang Zheneng Electric Power Co. Ltd. , Class A .. 1,873,300 1,455,203
Zheshang Securities Co. Ltd. , Class A ........... 717,100 1,114,126
Zhongji Innolight Co. Ltd. , Class A ............. 171,366 13,264,438
Zhongjin Gold Corp. Ltd. , Class A .............. 726,900 3,387,837
Zhongtai Securities Co. Ltd. , Class A ............ 1,367,400 1,276,493
Zhuzhou CRRC Times Electric Co. Ltd. , Class A .... 53,899 465,861
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 1,323,900 7,495,319
Zijin Mining Group Co. Ltd. , Class A ............ 3,247,200 18,735,835
Zijin Mining Group Co. Ltd. , Class H ............ 15,398,000 88,135,984
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 1,130,254 1,643,963
ZTE Corp. , Class A ....................... 619,900 3,485,008
ZTE Corp. , Class H
(c)
...................... 1,937,400 6,712,759
ZTO Express Cayman, Inc. .................. 1,084,584 26,184,678
7,201,286,075
a
Colombia  —  0 .1%
Grupo Cibest SA ......................... 658,992 14,405,790
Interconexion Electrica SA ESP ............... 1,187,547 8,704,036
23,109,826
a
Security Shares Value
a
Czech Republic  —  0 .1%
CEZ A.S. .............................. 351,646 $ 19,975,794
Komercni Banka A.S. ...................... 194,030 11,122,188
Moneta Money Bank A.S.
(b)
.................. 716,309 6,891,213
37,989,195
a
Egypt  —  0 .1%
Commercial International Bank - Egypt (CIB) ...... 6,308,960 17,565,092
Eastern Co. SAE ......................... 3,326,260 2,844,143
Talaat Moustafa Group ..................... 1,724,561 3,132,623
23,541,858
a
Greece  —  0 .5%
Alpha Bank SA .......................... 4,470,617 19,663,663
Eurobank SA ............................ 6,350,840 29,426,371
FF Group
(a) (d)
............................ 246,892 3
Hellenic Telecommunications Organization SA ..... 370,000 7,685,680
JUMBO SA ............................. 274,690 8,055,920
National Bank of Greece SA ................. 2,161,078 35,153,560
OPAP Holding SA ........................ 431,109 8,048,495
Piraeus Bank SA
(a)
........................ 2,781,385 26,686,257
Public Power Corp. SA ..................... 439,718 9,840,462
144,560,411
a
Hong Kong  —  0 .0%
Zijin Gold International Co. Ltd.
(a)
.............. 550,300 16,236,218
a
Hungary  —  0 .3%
MOL Hungarian Oil & Gas PLC ............... 1,044,084 11,556,993
OTP Bank Nyrt .......................... 585,207 72,151,574
Richter Gedeon Nyrt ....................... 359,215 13,448,987
97,157,554
a
India  —  12 .9%
ABB India Ltd. ........................... 137,814 9,205,821
Adani Enterprises Ltd. ..................... 418,586 9,961,244
Adani Ports & Special Economic Zone Ltd. ........ 1,398,694 23,415,095
Adani Power Ltd.
(a)
........................ 7,564,228 11,670,310
Aditya Birla Capital Ltd.
(a)
................... 1,747,540 6,619,808
Alkem Laboratories Ltd. .................... 123,760 7,674,967
Ambuja Cements Ltd. ...................... 1,588,037 8,727,654
APL Apollo Tubes Ltd. ..................... 467,266 11,490,135
Apollo Hospitals Enterprise Ltd. ............... 279,037 24,032,538
Ashok Leyland Ltd. ....................... 7,658,996 17,785,208
Asian Paints Ltd. ......................... 1,000,691 26,186,404
Astral Ltd. .............................. 322,560 5,919,787
AU Small Finance Bank Ltd.
(b)
................ 1,354,830 14,265,506
Aurobindo Pharma Ltd. ..................... 681,648 9,173,084
Avenue Supermarts Ltd.
(a) (b)
.................. 425,750 18,055,631
Axis Bank Ltd. ........................... 5,626,938 85,708,067
Bajaj Auto Ltd. ........................... 175,373 19,240,522
Bajaj Finance Ltd. ........................ 7,262,567 79,649,439
Bajaj Finserv Ltd. ......................... 992,371 21,762,926
Bajaj Holdings & Investment Ltd. .............. 69,106 8,215,511
Balkrishna Industries Ltd. ................... 210,833 5,532,527
Bank of Baroda .......................... 2,677,228 9,484,379
Bharat Electronics Ltd. ..................... 9,451,416 46,278,363
Bharat Forge Ltd. ......................... 618,587 13,023,135
Bharat Heavy Electricals Ltd. ................. 2,717,378 7,918,272
Bharat Petroleum Corp. Ltd. ................. 3,958,263 16,769,363
Bharti Airtel Ltd. .......................... 6,645,034 137,583,954
Bosch Ltd. ............................. 19,527 7,821,106
Britannia Industries Ltd. .................... 282,294 18,625,408
BSE Ltd. .............................. 286,992 8,562,449
Canara Bank ............................ 4,694,703 8,127,528
CG Power & Industrial Solutions Ltd. ............ 1,828,804 14,580,211
Cholamandalam Investment and Finance Co. Ltd. ... 1,096,061 20,883,247

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
India (continued)
Cipla Ltd. .............................. 1,464,799 $ 21,752,225
Coal India Ltd. ........................... 4,840,424 22,931,424
Colgate-Palmolive India Ltd. ................. 327,110 8,111,688
Coromandel International Ltd. ................ 312,840 7,640,143
Cummins India Ltd. ....................... 361,578 19,498,767
Dabur India Ltd. .......................... 1,431,215 8,162,031
Divi's Laboratories Ltd. ..................... 311,912 22,015,414
Dixon Technologies India Ltd. ................ 93,888 10,883,936
DLF Ltd. ............................... 1,948,201 12,944,916
Dr Reddy's Laboratories Ltd. ................. 1,407,693 19,974,779
Eicher Motors Ltd. ........................ 356,674 31,429,332
Eternal Ltd.
(a)
............................ 6,266,751 16,958,646
Fortis Healthcare Ltd. ...................... 1,269,903 13,184,226
FSN E-Commerce Ventures Ltd.
(a)
............. 2,961,823 8,680,288
GAIL India Ltd. .......................... 5,955,349 11,112,652
GE Vernova T&D India Ltd. .................. 337,192 14,270,281
GMR Airports Ltd.
(a)
....................... 6,792,339 7,525,761
Godrej Consumer Products Ltd. ............... 1,062,311 14,228,752
Godrej Properties Ltd.
(a)
.................... 390,738 7,441,167
Grasim Industries Ltd. ...................... 712,524 21,940,778
Havells India Ltd. ......................... 578,703 8,887,000
HCL Technologies Ltd. ..................... 2,469,412 37,798,064
HDFC Asset Management Co. Ltd.
(b)
............ 496,046 14,722,856
HDFC Bank Ltd. ......................... 29,276,901 286,181,728
HDFC Life Insurance Co. Ltd.
(b)
............... 2,509,644 19,745,098
Hero MotoCorp Ltd. ....................... 311,235 19,556,235
Hindalco Industries Ltd. .................... 3,501,612 35,636,433
Hindustan Aeronautics Ltd. .................. 520,316 22,380,573
Hindustan Petroleum Corp. Ltd. ............... 2,488,897 12,004,744
Hindustan Unilever Ltd. ..................... 2,135,530 54,906,525
Hitachi Energy India Ltd. .................... 34,896 9,814,610
Hyundai Motor India Ltd. .................... 422,745 10,062,099
ICICI Bank Ltd. .......................... 12,599,073 191,590,386
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 624,686 13,073,925
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 945,475 6,807,398
IDFC First Bank Ltd. ....................... 9,308,972 7,525,017
Indian Hotels Co. Ltd. (The) .................. 2,228,871 16,367,204
Indian Oil Corp. Ltd. ....................... 7,405,230 15,263,461
Indus Towers Ltd.
(a)
....................... 3,423,490 17,152,445
IndusInd Bank Ltd.
(a)
....................... 1,491,469 15,693,914
Info Edge India Ltd. ....................... 935,695 10,598,581
Infosys Ltd. ............................. 8,428,804 120,808,964
InterGlobe Aviation Ltd.
(b)
................... 491,717 26,163,219
ITC Ltd. ............................... 7,858,371 27,117,020
Jindal Stainless Ltd. ....................... 876,972 7,497,129
Jindal Steel Ltd. .......................... 935,688 12,812,402
Jio Financial Services Ltd. ................... 7,398,448 20,803,524
JSW Energy Ltd. ......................... 1,178,942 6,324,372
JSW Steel Ltd. .......................... 1,594,550 22,209,063
Jubilant Foodworks Ltd. .................... 1,024,548 5,859,605
Kalyan Jewellers India Ltd. .................. 1,071,127 4,836,124
Kotak Mahindra Bank Ltd. ................... 14,155,751 64,694,155
L&T Finance Ltd. ......................... 1,940,407 6,062,401
Larsen & Toubro Ltd. ...................... 1,744,242 82,059,330
Lodha Developers Ltd.
(b)
.................... 794,736 8,648,659
LTIMindtree Ltd.
(b)
........................ 191,749 9,434,402
Lupin Ltd. .............................. 650,071 16,522,989
Mahindra & Mahindra Ltd. ................... 2,414,963 90,262,656
Mankind Pharma Ltd. ...................... 321,712 7,959,921
Marico Ltd. ............................. 1,343,504 11,649,663
Maruti Suzuki India Ltd. .................... 326,110 53,310,637
Max Healthcare Institute Ltd. ................. 2,023,253 24,353,691
Mphasis Ltd. ............................ 329,948 8,340,714
MRF Ltd. .............................. 6,185 9,590,824
Security Shares Value
a
India (continued)
Muthoot Finance Ltd. ...................... 314,051 $ 11,590,569
Nestle India Ltd. ......................... 1,763,238 25,055,003
NHPC Ltd. ............................. 7,877,331 6,525,751
NMDC Ltd. ............................. 8,142,428 7,327,205
NTPC Ltd. ............................. 11,333,411 47,636,990
Oberoi Realty Ltd. ........................ 329,313 5,519,394
Oil & Natural Gas Corp. Ltd. ................. 8,138,987 25,084,317
Oil India Ltd. ............................ 1,300,195 6,932,940
One 97 Communications Ltd.
(a)
................ 1,002,443 12,121,334
Oracle Financial Services Software Ltd. .......... 60,306 4,615,116
Page Industries Ltd. ....................... 15,833 5,594,359
PB Fintech Ltd.
(a)
......................... 899,641 14,659,531
Persistent Systems Ltd. .................... 285,980 14,924,345
Petronet LNG Ltd. ........................ 2,028,963 7,214,113
Phoenix Mills Ltd. (The) .................... 511,808 9,344,070
PI Industries Ltd. ......................... 202,968 6,964,815
Pidilite Industries Ltd. ...................... 806,825 13,243,812
Polycab India Ltd. ........................ 137,342 13,012,774
Power Finance Corp. Ltd. ................... 3,865,273 17,602,709
Power Grid Corp. of India Ltd. ................ 12,135,373 39,903,858
Prestige Estates Projects Ltd. ................ 448,722 6,874,917
Punjab National Bank ...................... 5,949,937 8,473,327
Rail Vikas Nigam Ltd. ...................... 1,354,923 4,715,378
REC Ltd. .............................. 3,121,472 12,022,013
Reliance Industries Ltd. .................... 15,759,023 241,859,033
Samvardhana Motherson International Ltd. ....... 11,060,173 16,232,112
SBI Cards & Payment Services Ltd.
(a)
........... 752,743 6,420,055
SBI Life Insurance Co. Ltd.
(b)
................. 1,167,523 26,162,531
Shree Cement Ltd. ........................ 24,009 6,882,048
Shriram Finance Ltd. ...................... 3,659,568 43,511,054
Siemens Energy India Ltd. ................... 229,774 7,412,231
Siemens Ltd.
(a)
.......................... 231,847 8,720,302
Solar Industries India Ltd. ................... 70,376 10,462,386
SRF Ltd. .............................. 388,327 10,956,347
State Bank of India ........................ 4,778,742 63,183,101
Sun Pharmaceutical Industries Ltd. ............. 2,487,829 47,694,418
Sundaram Finance Ltd. ..................... 173,214 10,506,456
Supreme Industries Ltd. .................... 167,546 7,333,033
Suzlon Energy Ltd.
(a)
...................... 26,606,841 12,502,845
Swiggy Ltd.
(a)
........................... 3,613,381 12,011,264
Tata Communications Ltd. ................... 296,980 5,217,165
Tata Consultancy Services Ltd. ............... 2,350,218 68,305,089
Tata Consumer Products Ltd. ................. 1,544,103 19,374,987
Tata Motors Ltd.
(a)
........................ 5,273,385 29,289,418
Tata Motors Passenger Vehicles Ltd. ............ 5,241,040 22,073,511
Tata Power Co. Ltd. (The) ................... 4,186,356 17,404,861
Tata Steel Ltd. ........................... 19,458,106 45,495,267
Tech Mahindra Ltd. ....................... 1,403,344 21,000,577
Titan Co. Ltd. ........................... 920,276 43,838,661
Torrent Pharmaceuticals Ltd. ................. 311,220 14,844,478
Torrent Power Ltd. ........................ 460,182 7,941,070
Trent Ltd. .............................. 469,150 20,158,668
Tube Investments of India Ltd. ................ 279,111 8,444,839
TVS Motor Co. Ltd. ....................... 618,374 26,337,245
UltraTech Cement Ltd. ..................... 307,062 42,812,724
Union Bank of India Ltd. .................... 3,950,922 8,794,524
United Spirits Ltd. ........................ 752,891 11,427,069
UPL Ltd. ............................... 1,309,421 9,186,372
Varun Beverages Ltd. ...................... 3,525,335 17,520,620
Vedanta Ltd. ............................ 3,556,868 28,132,096
Vishal Mega Mart Ltd.
(a)
..................... 5,493,815 7,140,246
Vodafone Idea Ltd.
(a)
....................... 70,615,777 8,234,410
Voltas Ltd. ............................. 556,351 9,549,575
WAAREE Energies Ltd. .................... 224,424 6,683,414

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
Wipro Ltd. .............................. 6,899,423 $ 15,289,693
Yes Bank Ltd.
(a)
.......................... 40,593,514 9,253,232
Zydus Lifesciences Ltd. .................... 545,632 5,552,874
3,895,837,106
a
Indonesia  —  0 .9%
Amman Mineral Internasional PT
(a)
............. 37,704,700 17,199,924
Astra International Tbk PT ................... 52,469,600 20,877,553
Bank Central Asia Tbk PT ................... 143,162,700 61,129,006
Bank Mandiri Persero Tbk PT ................ 96,394,600 30,255,545
Bank Negara Indonesia Persero Tbk PT ......... 38,617,152 10,121,672
Bank Rakyat Indonesia Persero Tbk PT .......... 176,222,608 41,010,399
Barito Pacific Tbk PT
(a)
..................... 60,460,387 7,176,628
Barito Renewables Energy Tbk PT
(a)
............ 20,504,900 10,059,815
Bumi Resources Minerals Tbk PT
(a)
............. 144,930,200 8,377,590
Chandra Asri Pacific Tbk PT ................. 21,965,400 8,781,959
Charoen Pokphand Indonesia Tbk PT ........... 19,963,145 5,057,378
Dian Swastatika Sentosa Tbk PT
(a)
............. 2,589,700 12,191,594
GoTo Gojek Tokopedia Tbk PT , Class A
(a)
......... 2,340,449,466 8,514,584
Petrindo Jaya Kreasi Tbk PT ................. 57,479,400 5,471,021
Sumber Alfaria Trijaya Tbk PT ................ 47,265,500 4,700,531
Telkom Indonesia Persero Tbk PT ............. 127,573,500 26,937,679
United Tractors Tbk PT ..................... 3,907,553 6,655,499
284,518,377
a
Kuwait  —  0 .6%
Boubyan Bank KSCP ...................... 3,906,711 8,649,090
Gulf Bank KSCP ......................... 5,173,459 5,718,341
Kuwait Finance House KSCP ................. 27,846,476 72,998,783
Mabanee Co. KPSC ....................... 1,761,021 5,627,040
Mobile Telecommunications Co. KSCP .......... 5,141,218 9,085,621
National Bank of Kuwait SAKP ................ 20,805,293 63,892,632
Warba Bank KSCP
(a)
...................... 5,748,118 5,411,904
171,383,411
a
Malaysia  —  1 .1%
AMMB Holdings Bhd ...................... 6,287,275 10,384,714
Axiata Group Bhd ........................ 7,543,200 4,416,261
CELCOMDIGI BHD
(c)
...................... 9,487,300 7,778,074
CIMB Group Holdings Bhd .................. 20,795,400 42,940,544
Gamuda Bhd ........................... 11,325,200 12,182,900
Hong Leong Bank Bhd ..................... 1,635,700 9,783,636
IHH Healthcare Bhd
(c)
...................... 5,556,500 12,991,717
IOI Corp. Bhd ........................... 6,738,220 6,851,477
Kuala Lumpur Kepong Bhd .................. 1,336,500 6,526,214
Malayan Banking Bhd ...................... 15,414,200 47,361,736
Maxis Bhd ............................. 6,409,900 6,390,264
MISC Bhd .............................. 3,494,700 7,246,059
MR DIY Group M Bhd
(b)
..................... 8,398,600 3,863,620
Nestle Malaysia Bhd ....................... 170,400 4,812,891
Petronas Chemicals Group Bhd
(c)
.............. 6,279,700 4,842,235
Petronas Dagangan Bhd .................... 801,300 4,526,228
Petronas Gas Bhd ........................ 2,056,200 9,481,685
Press Metal Aluminium Holdings Bhd ........... 9,698,700 17,760,159
Public Bank Bhd ......................... 37,450,250 47,420,612
QL Resources Bhd ........................ 4,366,800 4,578,911
RHB Bank Bhd .......................... 4,273,225 9,221,164
SD Guthrie Bhd .......................... 5,594,973 8,268,079
Sunway Bhd ............................ 6,457,100 9,708,778
Telekom Malaysia Bhd ..................... 3,336,200 6,386,563
Tenaga Nasional Bhd ...................... 6,938,650 25,624,146
YTL Corp. Bhd
(c)
......................... 7,610,140 3,592,929
YTL Power International Bhd ................. 7,692,400 5,584,224
340,525,820
a
Security Shares Value
a
Mexico  —  2 .0%
America Movil SAB de CV , Series B ............ 46,519,305 $ 60,478,878
Arca Continental SAB de CV ................. 1,309,008 15,754,917
Cemex SAB de CV, CPO , NVS ............... 39,254,250 49,141,890
Coca-Cola Femsa SAB de CV ................ 1,327,417 14,755,587
Fibra Uno Administracion SA de CV ............ 7,286,981 12,659,765
Fomento Economico Mexicano SAB de CV ....... 4,435,263 49,766,010
Gruma SAB de CV , Class B .................. 400,277 7,175,794
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 737,384 11,264,566
Grupo Aeroportuario del Pacifico SAB de CV , Class B 995,484 25,976,688
Grupo Aeroportuario del Sureste SAB de CV , Class B 460,862 16,566,359
Grupo Bimbo SAB de CV , Series A ............. 3,354,646 12,170,380
Grupo Carso SAB de CV , Series A1
(c)
........... 1,472,741 11,540,262
Grupo Comercial Chedraui SA de CV
(c)
.......... 795,319 5,100,164
Grupo Financiero Banorte SAB de CV , Class O .... 6,537,425 74,549,117
Grupo Financiero Inbursa SAB de CV , Series O .... 4,320,029 10,986,951
Grupo Mexico SAB de CV , Series B ............ 8,053,009 102,418,451
Industrias Penoles SAB de CV
(a)
............... 517,379 32,854,858
Kimberly-Clark de Mexico SAB de CV , Class A ..... 3,847,163 9,657,000
Prologis Property Mexico SA de CV ............ 2,659,287 13,060,184
Promotora y Operadora de Infraestructura SAB de CV 503,235 8,291,310
Sigma Foods SAB de CV ................... 9,365,796 10,523,061
Wal-Mart de Mexico SAB de CV ............... 13,406,690 43,391,528
598,083,720
a
Netherlands  —  0 .0%
X5 Retail Group N.V. , GDR
(a) (d) (e)
............... 424,766 55
a
Peru  —  0 .4%
Cia de Minas Buenaventura SAA , ADR .......... 426,535 18,626,783
Credicorp Ltd. ........................... 174,442 60,423,220
Southern Copper Corp. ..................... 236,389 51,603,719
130,653,722
a
Philippines  —  0 .4%
Ayala Corp. ............................. 670,846 6,980,102
Ayala Land, Inc. .......................... 17,011,000 6,164,321
Bank of the Philippine Islands ................ 5,478,828 11,021,314
BDO Unibank, Inc. ........................ 6,375,012 15,160,755
International Container Terminal Services, Inc. ..... 2,662,790 33,194,225
Jollibee Foods Corp. ...................... 1,214,959 4,512,506
Manila Electric Co. ........................ 651,200 7,204,814
Metropolitan Bank & Trust Co. ................ 4,871,115 6,504,393
PLDT, Inc. ............................. 204,668 4,966,905
SM Investments Corp. ..................... 596,212 7,289,161
SM Prime Holdings, Inc. .................... 27,041,925 10,074,310
113,072,806
a
Poland  —  1 .1%
Allegro.eu SA
(a) (b)
......................... 2,046,131 15,922,934
Asseco Poland SA ........................ 138,786 6,857,784
Bank Millennium SA
(a)
...................... 1,569,011 7,630,639
Bank Polska Kasa Opieki SA ................. 477,169 30,233,787
Budimex SA
(c)
........................... 32,866 7,412,357
CD Projekt SA ........................... 166,648 11,317,215
Dino Polska SA
(a) (b)
........................ 1,266,524 14,240,919
KGHM Polska Miedz SA
(a)
................... 363,497 34,278,481
LPP SA ............................... 2,825 16,347,045
mBank SA
(a)
............................ 39,202 11,393,508
ORLEN SA ............................. 1,501,098 48,349,146
PGE Polska Grupa Energetyczna SA
(a)
.......... 2,320,633 7,328,888
Powszechna Kasa Oszczednosci Bank Polski SA ... 2,275,595 58,957,588
Powszechny Zaklad Ubezpieczen SA ........... 1,552,856 29,420,109
Santander Bank Polska SA .................. 105,804 17,572,578

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Poland (continued)
Zabka Group SA
(a)
........................ 969,976 $ 6,069,655
323,332,633
a
Qatar  —  0 .6%
Al Rayan Bank .......................... 15,955,338 10,171,629
Commercial Bank PSQC (The) ................ 8,469,494 11,270,196
Dukhan Bank ........................... 5,034,784 4,941,818
Industries Qatar QSC ...................... 3,848,758 12,766,715
Mesaieed Petrochemical Holding Co. ........... 13,817,703 3,963,168
Nebras Energy .......................... 1,132,555 4,583,356
Ooredoo QPSC .......................... 2,244,449 8,348,598
Qatar Fuel QSC .......................... 1,217,732 4,944,765
Qatar Gas Transport Co. Ltd. ................. 7,019,658 9,495,003
Qatar International Islamic Bank QSC ........... 2,522,089 7,808,161
Qatar Islamic Bank QPSC ................... 4,619,835 30,024,062
Qatar National Bank QPSC .................. 12,006,129 63,575,908
171,893,379
a
Russia  —  0 .0%
Alrosa PJSC
(a) (d)
.......................... 9,805,890 1,269
Mobile TeleSystems PJSC
(a) (d)
................ 3,162,662 409
Moscow Exchange MICEX-RTS PJSC
(a) (d)
........ 5,279,850 683
Ozon Holdings PLC , ADR
(a) (d)
................. 197,078 26
PhosAgro PJSC , GDR
(a) (d)
................... 3,367 34
PhosAgro PJSC , GDR
(a) (d) (e)
.................. 2 —
Polyus PJSC
(a) (d)
......................... 1,264,900 16
Rosneft Oil Co. PJSC
(a) (d)
.................... 4,281,715 554
Sberbank of Russia PJSC
(a) (d)
................. 39,606,181 5,124
Severstal PAO
(a) (d)
........................ 805,849 104
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 445,207 58
United Co. RUSAL International PJSC
(a) (d)
........ 11,428,270 1,478
VK IPJSC , GDR
(a) (d)
....................... 404,870 52
VTB Bank PJSC
(a) (d)
....................... 2,356,794 —
9,807
a
Saudi Arabia  —  2 .6%
ACWA Power Co.
(a)
....................... 396,729 17,496,842
Ades Holding Co. ......................... 867,960 4,133,646
Al Rajhi Bank ........................... 5,058,599 135,662,081
Alinma Bank ............................ 3,100,502 23,029,778
Almarai Co. JSC ......................... 1,292,234 13,739,033
Arab National Bank ....................... 2,350,160 12,892,478
Arabian Internet & Communications Services Co. ... 59,066 2,940,271
Bank AlBilad ............................ 1,911,841 12,994,819
Bank Al-Jazira ........................... 1,616,280 4,967,665
Banque Saudi Fransi ...................... 3,193,091 16,864,811
Bupa Arabia for Cooperative Insurance Co. ....... 214,587 10,162,302
Co. for Cooperative Insurance (The) ............ 189,089 6,830,721
Dar Al Arkan Real Estate Development Co.
(a)
...... 1,355,343 7,216,677
Dr Sulaiman Al Habib Medical Services Group Co. .. 225,877 13,910,685
Elm Co. ............................... 62,970 10,734,703
Etihad Etisalat Co. ........................ 981,383 16,798,595
Jabal Omar Development Co.
(a)
............... 1,491,552 5,912,551
Jarir Marketing Co. ........................ 1,521,576 5,672,861
Makkah Construction & Development Co. ........ 252,638 5,260,345
Mouwasat Medical Services Co. ............... 254,551 4,318,678
Riyad Bank ............................. 3,819,896 28,187,341
SABIC Agri-Nutrients Co. ................... 594,455 19,593,451
SAL Saudi Logistics Services ................. 94,687 4,082,042
Saudi Arabian Mining Co.
(a)
.................. 3,476,976 64,923,509
Saudi Arabian Oil Co.
(b)
..................... 15,548,451 103,623,133
Saudi Awwal Bank ........................ 2,600,676 23,677,512
Saudi Basic Industries Corp. ................. 2,315,223 33,454,661
Saudi Energy Co. ........................ 2,144,328 7,724,821
Saudi Investment Bank (The) ................. 1,623,835 5,844,403
Security Shares Value
a
Saudi Arabia (continued)
Saudi National Bank (The) ................... 7,569,698 $ 84,114,483
Saudi Tadawul Group Holding Co. ............. 125,966 4,594,137
Saudi Telecom Co. ........................ 5,142,480 57,287,302
Yanbu National Petrochemical Co. ............. 709,062 4,766,421
773,412,758
a
South Africa  —  4 .0%
Absa Group Ltd. ......................... 2,202,985 37,648,498
Anglogold Ashanti PLC ..................... 1,303,832 166,803,629
Bid Corp. Ltd. ........................... 871,317 22,989,253
Bidvest Group Ltd. ........................ 841,102 13,322,869
Capitec Bank Holdings Ltd. .................. 225,121 67,081,411
Clicks Group Ltd. ......................... 617,142 12,348,454
Discovery Ltd. ........................... 1,460,672 23,974,330
FirstRand Ltd. ........................... 13,078,958 81,502,696
Gold Fields Ltd. .......................... 2,314,382 135,636,699
Harmony Gold Mining Co. Ltd. ................ 1,485,996 33,813,453
Impala Platinum Holdings Ltd. ................ 2,344,723 52,089,626
MTN Group Ltd. .......................... 4,490,487 58,408,285
Naspers Ltd. , Class N ...................... 2,024,891 112,686,502
Nedbank Group Ltd. ....................... 1,185,213 23,445,614
NEPI Rockcastle N.V.
(a)
..................... 1,488,920 13,842,199
Northam Platinum Holdings Ltd. ............... 918,711 25,148,649
OUTsurance Group Ltd. .................... 2,190,063 10,104,651
Pepkor Holdings Ltd.
(b)
..................... 9,148,383 15,231,401
Reinet Investments SCA .................... 365,085 12,902,211
Remgro Ltd. ............................ 1,306,444 15,907,461
Sanlam Ltd. ............................ 4,674,273 31,220,106
Sasol Ltd.
(a)
............................. 1,493,490 13,608,155
Shoprite Holdings Ltd. ..................... 1,247,336 20,720,328
Sibanye Stillwater Ltd.
(a) (c)
................... 7,286,760 32,369,304
Standard Bank Group Ltd. ................... 3,412,056 68,717,096
Valterra Platinum Ltd. ...................... 684,081 80,319,352
Vodacom Group Ltd. ...................... 1,615,981 16,515,252
1,198,357,484
a
South Korea  —  17 .3%
Alteogen, Inc.
(c)
.......................... 103,813 29,408,712
Amorepacific Corp. ....................... 73,941 7,774,165
APR Corp.
(a) (c)
........................... 62,746 13,630,952
Celltrion, Inc. ............................ 389,890 64,550,751
DB Insurance Co. Ltd. ..................... 119,017 15,120,536
Doosan Co. Ltd. ......................... 19,023 16,926,460
Doosan Enerbility Co. Ltd.
(a)
.................. 1,158,925 85,650,685
Ecopro BM Co. Ltd.
(a)
...................... 126,326 19,457,084
Ecopro Co. Ltd.
(a)
......................... 261,660 33,600,113
Hana Financial Group, Inc. .................. 720,991 60,986,610
Hanjin Kal Corp.
(a) (c)
....................... 61,655 6,682,561
Hankook Tire & Technology Co. Ltd. ............ 189,716 9,609,532
Hanmi Semiconductor Co. Ltd.
(c)
............... 110,918 24,996,877
Hanwha Aerospace Co. Ltd. ................. 86,510 71,914,296
Hanwha Ocean Co. Ltd.
(a)
................... 357,152 35,043,303
Hanwha Systems Co. Ltd.
(a)
.................. 194,611 15,368,655
HD Hyundai Co. Ltd. ...................... 113,179 23,023,376
HD Hyundai Electric Co. Ltd. ................. 60,847 44,421,685
HD Hyundai Heavy Industries Co. Ltd. ........... 94,777 39,690,200
HD Hyundai Marine Solution Co. Ltd. ........... 39,367 5,040,869
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 109,890 34,374,165
HLB, Inc.
(a) (c)
............................ 306,393 11,014,296
HMM Co. Ltd. ........................... 612,858 9,083,812
HYBE Co. Ltd.
(a)
......................... 59,523 16,002,878
Hyosung Heavy Industries Corp. .............. 14,400 28,226,769
Hyundai Engineering & Construction Co. Ltd. ...... 190,935 21,867,674
Hyundai Glovis Co. Ltd. .................... 97,469 19,625,395
Hyundai Mobis Co. Ltd. ..................... 152,580 54,845,258

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
South Korea (continued)
Hyundai Motor Co. ........................ 343,525 $ 161,052,861
Hyundai Rotem Co. Ltd. .................... 196,391 31,399,526
Industrial Bank of Korea .................... 718,308 12,864,130
Kakao Corp. ............................ 800,902 34,654,841
KakaoBank Corp. ........................ 432,186 8,144,099
KB Financial Group, Inc. .................... 935,650 103,265,919
Kia Corp. .............................. 605,653 86,479,721
Korea Aerospace Industries Ltd.
(c)
.............. 189,309 25,155,197
Korea Electric Power Corp. .................. 639,625 25,709,161
Korea Investment Holdings Co. Ltd. ............ 109,331 19,659,197
Korean Air Lines Co. Ltd.
(a)
.................. 474,666 9,249,938
Krafton, Inc.
(a)
........................... 73,522 12,696,347
KT&G Corp. ............................ 246,027 27,876,510
LG Chem Ltd. ........................... 127,656 37,119,549
LG Corp. .............................. 230,417 17,241,891
LG Display Co. Ltd.
(a)
...................... 785,970 7,844,029
LG Electronics, Inc. ....................... 270,314 27,346,377
LG Energy Solution Ltd.
(a)
................... 120,956 35,947,299
LG Uplus Corp. .......................... 461,593 5,310,489
LIG Nex1 Co. Ltd.
(a)
....................... 33,752 11,915,056
LS Electric Co. Ltd. ....................... 38,942 21,325,360
Meritz Financial Group, Inc.
(a)
................. 205,685 18,144,320
Mirae Asset Securities Co. Ltd. ................ 515,162 25,823,637
NAVER Corp. ........................... 364,030 64,307,470
NH Investment & Securities Co. Ltd. ............ 390,056 9,639,487
POSCO Future M Co. Ltd.
(a)
.................. 91,254 15,664,421
POSCO Holdings, Inc. ..................... 187,141 53,709,543
Posco International Corp. ................... 136,884 6,884,624
Samsung Biologics Co. Ltd.
(a) (b)
............... 29,947 36,948,120
Samsung C&T Corp. ...................... 220,349 53,697,592
Samsung Electro-Mechanics Co. Ltd. ........... 145,318 45,417,659
Samsung Electronics Co. Ltd. ................ 12,233,262 1,830,967,720
Samsung Episholdings Co. Ltd.
(a)
.............. 18,567 8,712,357
Samsung Fire & Marine Insurance Co. Ltd. ....... 77,590 28,587,209
Samsung Heavy Industries Co. Ltd.
(a)
........... 1,821,216 36,657,817
Samsung Life Insurance Co. Ltd. .............. 206,159 33,002,823
Samsung SDI Co. Ltd.
(a)
.................... 155,584 50,439,517
Samsung SDS Co. Ltd. ..................... 108,931 14,762,202
Samyang Foods Co. Ltd. .................... 10,800 9,167,810
Shinhan Financial Group Co. Ltd. .............. 1,127,268 75,816,079
SK Biopharmaceuticals Co. Ltd.
(a)
.............. 81,340 6,771,864
SK hynix, Inc. ........................... 1,410,349 1,042,800,741
SK Innovation Co. Ltd. ..................... 175,245 15,562,536
SK Square Co. Ltd.
(a)
...................... 239,118 107,320,407
SK Telecom Co. Ltd. ....................... 267,711 14,797,301
SK, Inc. ............................... 93,864 26,208,815
S-Oil Corp.
(a)
............................ 112,644 8,613,723
Woori Financial Group, Inc. .................. 1,718,748 43,010,968
Yuhan Corp. ............................ 144,494 11,059,406
5,234,691,334
a
Taiwan  —  22 .0%
Accton Technology Corp. ................... 1,295,000 56,986,846
Advantech Co. Ltd. ....................... 1,236,213 13,110,579
Airtac International Group ................... 340,526 13,029,095
Alchip Technologies Ltd.
(c)
................... 194,000 21,236,073
ASE Technology Holding Co. Ltd. .............. 8,576,110 103,338,461
Asia Cement Corp. ........................ 5,799,077 6,639,912
Asia Vital Components Co. Ltd. ............... 836,000 45,968,666
ASPEED Technology, Inc. ................... 76,000 23,458,392
Asustek Computer, Inc.
(c)
.................... 1,779,968 30,078,053
Bizlink Holding, Inc.
(c)
...................... 440,000 19,443,202
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 2,587,000 13,334,510
Catcher Technology Co. Ltd.
(c)
................ 1,353,210 8,263,901
Cathay Financial Holding Co. Ltd. .............. 24,533,000 62,215,445
Security Shares Value
a
Taiwan (continued)
Chailease Holding Co. Ltd. .................. 3,933,671 $ 13,030,621
Chang Hwa Commercial Bank Ltd. ............. 18,551,780 12,811,564
China Airlines Ltd.
(c)
....................... 7,712,000 5,153,702
China Steel Corp.
(c)
....................... 30,294,313 20,043,119
Chroma ATE, Inc. ......................... 923,000 40,108,016
Chunghwa Telecom Co. Ltd. ................. 9,818,410 42,253,223
Compal Electronics, Inc.
(c)
................... 10,724,908 10,759,400
CTBC Financial Holding Co. Ltd. .............. 43,261,772 76,956,548
Delta Electronics, Inc. ...................... 5,001,000 225,514,185
E Ink Holdings, Inc.
(c)
...................... 2,210,000 13,080,814
E.Sun Financial Holding Co. Ltd.
(c)
............. 37,800,845 42,510,963
Elite Material Co. Ltd. ...................... 765,000 58,585,739
eMemory Technology, Inc.
(c)
.................. 158,000 12,565,484
Eva Airways Corp. ........................ 6,865,000 8,311,891
Evergreen Marine Corp. Taiwan Ltd.
(c)
........... 2,727,324 17,115,981
Far Eastern New Century Corp. ............... 8,168,038 7,513,306
Far EasTone Telecommunications Co. Ltd. ........ 4,566,000 13,418,979
First Financial Holding Co. Ltd. ................ 30,122,666 28,715,662
Formosa Chemicals & Fibre Corp. ............. 9,196,090 14,868,270
Formosa Plastics Corp.
(c)
.................... 9,948,280 16,318,773
Fortune Electric Co. Ltd. .................... 397,190 13,397,713
Fubon Financial Holding Co. Ltd.
(c)
............. 21,698,496 65,077,551
Gigabyte Technology Co. Ltd.
(c)
............... 1,366,000 10,350,807
Global Unichip Corp. ...................... 219,000 19,177,388
Globalwafers Co. Ltd.
(c)
..................... 654,000 9,419,042
Gold Circuit Electronics Ltd. .................. 825,000 21,431,167
Hon Hai Precision Industry Co. Ltd. ............. 32,434,873 248,087,506
Hon Precision, Inc. ........................ 199,000 30,950,618
Hotai Motor Co. Ltd.
(c)
...................... 714,380 13,345,597
Hua Nan Financial Holdings Co. Ltd. ............ 23,389,576 28,404,675
Innolux Corp.
(c)
.......................... 19,489,809 16,539,911
International Games System Co. Ltd.
(c)
.......... 553,000 12,235,192
Inventec Corp.
(c)
......................... 6,905,281 10,114,625
Jentech Precision Industrial Co. Ltd.
(c)
........... 219,000 21,356,118
KGI Financial Holding Co. Ltd. ................ 41,513,730 29,005,558
King Slide Works Co. Ltd. ................... 143,000 15,388,960
King Yuan Electronics Co. Ltd. ................ 2,808,000 28,893,046
Largan Precision Co. Ltd.
(c)
.................. 247,000 19,796,847
Lite-On Technology Corp. ................... 5,037,246 27,495,551
Lotes Co. Ltd. ........................... 209,000 11,738,683
MediaTek, Inc. ........................... 3,905,338 240,567,103
Mega Financial Holding Co. Ltd. ............... 30,871,623 39,714,641
Nan Ya Plastics Corp. ...................... 13,279,160 38,526,460
Novatek Microelectronics Corp.
(c)
.............. 1,454,000 18,155,533
Pegatron Corp.
(c)
......................... 5,125,414 11,996,350
PharmaEssentia Corp. ..................... 728,680 16,829,709
President Chain Store Corp.
(c)
................ 1,397,000 10,005,075
Quanta Computer, Inc.
(c)
.................... 6,944,000 63,726,425
Realtek Semiconductor Corp.
(c)
............... 1,238,637 18,957,272
Shanghai Commercial & Savings Bank Ltd. (The) ... 10,128,229 12,939,226
SinoPac Financial Holdings Co. Ltd. ............ 32,079,614 33,839,477
Taiwan Business Bank ..................... 19,129,485 10,023,342
Taiwan Cooperative Financial Holding Co. Ltd. ..... 28,835,702 22,012,933
Taiwan High Speed Rail Corp. ................ 4,771,000 4,129,037
Taiwan Mobile Co. Ltd.
(c)
.................... 4,487,600 15,425,427
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 63,477,000 3,960,848,111
TCC Group Holdings Co. Ltd.
(c)
............... 17,297,748 14,565,556
Teco Electric and Machinery Co. Ltd.
(c)
.......... 3,013,000 7,866,737
TS Financial Holding Co. Ltd. ................. 54,859,443 44,659,219
Unimicron Technology Corp. ................. 3,416,123 51,673,875
Uni-President Enterprises Corp. ............... 12,385,839 28,637,929
United Microelectronics Corp. ................ 29,264,000 60,542,993
Vanguard International Semiconductor Corp. ...... 2,861,157 12,129,584
Wan Hai Lines Ltd.
(c)
....................... 1,740,090 4,253,030

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Taiwan (continued)
Wistron Corp.
(c)
.......................... 7,758,000 $ 33,143,136
Wiwynn Corp.
(c)
.......................... 280,000 35,187,938
Yageo Corp. ............................ 4,247,720 39,789,294
Yang Ming Marine Transport Corp.
(c)
............ 4,621,000 8,463,802
Yuanta Financial Holding Co. Ltd. .............. 27,510,054 42,870,421
Zhen Ding Technology Holding Ltd. ............. 1,886,075 12,469,534
6,662,895,099
a
Thailand  —  1 .1%
Advanced Info Service PCL , NVDR ............. 2,663,300 32,544,739
Airports of Thailand PCL , NVDR ............... 11,037,000 19,340,521
Bangkok Dusit Medical Services PCL , NVDR ...... 28,610,800 19,923,663
Bumrungrad Hospital PCL , NVDR ............. 1,555,200 10,631,115
Central Pattana PCL , NVDR ................. 5,089,200 11,444,079
Charoen Pokphand Foods PCL , NVDR .......... 9,869,800 6,660,717
CP ALL PCL , NVDR
(c)
...................... 14,040,700 23,377,062
Delta Electronics Thailand PCL , NVDR .......... 8,080,000 72,362,983
Gulf Development PCL , Class R , NVDR
(a)
........ 11,600,364 23,128,102
Kasikornbank PCL , NVDR ................... 1,552,500 10,035,984
Krung Thai Bank PCL , NVDR ................ 8,925,500 9,828,648
Minor International PCL , NVDR
(c)
.............. 8,511,520 7,117,465
PTT Exploration & Production PCL , NVDR
(c)
....... 3,520,239 15,570,746
PTT PCL , NVDR ......................... 25,530,400 30,384,798
SCB X PCL , NVDR ....................... 2,172,800 10,374,367
Siam Cement PCL (The) , NVDR
(c)
.............. 1,993,600 14,423,805
TMBThanachart Bank PCL , NVDR
(c)
............ 66,475,400 5,043,529
True Corp. PCL , NVDR ..................... 26,827,020 12,502,348
334,694,671
a
Turkey  —  0 .4%
Akbank TAS ............................ 8,065,075 16,583,087
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 3,553,102 26,059,772
BIM Birlesik Magazalar A.S. .................. 1,166,887 17,772,944
Enka Insaat ve Sanayi A.S. .................. 2 3
Eregli Demir ve Celik Fabrikalari TAS ........... 8,844,476 6,588,709
Ford Otomotiv Sanayi A.S. .................. 1,780,954 4,706,394
Haci Omer Sabanci Holding A.S. .............. 2,954,498 6,790,958
KOC Holding A.S. ........................ 2,004,493 9,118,608
Turk Hava Yollari AO ...................... 1,417,175 9,933,590
Turkcell Iletisim Hizmetleri A.S. ................ 3,145,522 8,309,458
Turkiye Is Bankasi A.S. , Class C ............... 23,030,960 8,883,448
Turkiye Petrol Rafinerileri A.S. ................ 2,486,818 12,385,055
Yapi ve Kredi Bankasi A.S.
(a)
................. 8,781,016 8,673,097
135,805,123
a
United Arab Emirates  —  1 .4%
Abu Dhabi Commercial Bank PJSC ............ 8,084,233 33,361,869
Abu Dhabi Islamic Bank PJSC ................ 3,774,700 26,211,650
Abu Dhabi National Oil Co. for Distribution PJSC ... 8,043,727 8,759,725
ADNOC Drilling Co. PJSC ................... 8,361,307 11,655,135
Adnoc Gas PLC .......................... 15,747,155 14,573,455
ADNOC Logistics & Services ................. 4,497,395 6,704,841
Air Arabia PJSC .......................... 4,002,103 5,896,522
Aldar Properties PJSC ..................... 10,046,063 29,539,802
Dubai Electricity & Water Authority PJSC ......... 15,521,938 12,683,807
Dubai Islamic Bank PJSC ................... 7,510,611 16,963,209
Emaar Development PJSC .................. 2,645,913 13,938,938
Emaar Properties PJSC .................... 17,201,919 75,919,198
Emirates NBD Bank PJSC ................... 4,961,816 44,578,737
Emirates Telecommunications Group Co. PJSC .... 9,058,182 50,012,913
First Abu Dhabi Bank PJSC .................. 11,496,772 61,411,270
Security Shares Value
a
United Arab Emirates (continued)
Salik Co. PJSC .......................... 4,850,565 $ 8,451,727
420,662,798
a
Total Common Stocks — 97.5%
(Cost: $ 19,031,606,833 ) .............................. 29,489,306,282
a
Preferred Stocks
Brazil  —  1 .2%
Axia Energia , Class B, Preference Shares , NVS .... 666,916 8,697,943
Axia Energia , Class C, Preference Shares , NVS
(a)
... 992,387 11,428,953
Banco Bradesco SA , Preference Shares , NVS ..... 13,705,454 56,543,519
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 4,491,836 10,575,726
Gerdau SA , Preference Shares , NVS ........... 3,326,855 13,621,513
Itau Unibanco Holding SA , Preference Shares , NVS . 14,080,232 128,484,005
Itausa SA , Preference Shares , NVS ............ 15,375,829 42,799,782
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 11,827,586 90,740,068
362,891,509
a
Chile  —  0 .1%
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares
(a)
..................... 370,550 28,279,822
a
Colombia  —  0 .1%
Grupo Cibest SA , Preference Shares ........... 1,170,305 19,844,031
a
India  —  0 .0%
TVS Motor Co. Ltd. , 6.00%
(a)
................. 2,002,504 220,113
a
South Korea  —  0 .8%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 57,668 12,894,433
Hyundai Motor Co. , Series 2, Preference Shares , NVS 90,511 20,354,059
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 2,107,127 211,638,733
244,887,225
a
Total Preferred Stocks — 2.2%
(Cost: $ 282,591,313 ) ................................ 656,122,700
a
Rights
China  —  0 .0%
Kangmei Pharmaceutical Co. Ltd. , Class A
(a) (d)
..... 241,790 —
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.7%
(Cost: $ 19,314,198,146 ) .............................. 30,145,428,982
a
Short-Term Securities
Money Market Funds  —  2 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(f) (g) (h)
...................... 436,420,350 436,638,560
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(f) (g)
............................. 190,402,425 190,402,425
a
Total Short-Term Securities — 2.1%
(Cost: $ 626,769,365 ) ................................ 627,040,985

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Value
Total Investments —   101 .8%
(Cost: $ 19,940,967,511 ) .............................. $ 30,772,469,967
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (548,714,105)
Net Assets — 100.0% ................................. $ 30,223,755,862
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 447,346,856 $ — $ (10,713,235)
(a)
$ 22,251 $ (17,312) $ 436,638,560 436,420,350 $ 3,313,622
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 106,080,000 84,322,425
(a)
— — — 190,402,425 190,402,425 2,374,024 —
$ — $ 22,251 $ (17,312)
$ 627,040,985
$ 5,687,646 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................ 566 03/20/26 $ 45,385 $ (61,434)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 61,434 $ — $ — $ — $ 61,434
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
21
Schedule of Investments
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 10,454,414 $ — $ — $ — $ 10,454,414
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (60,707) $ — $ — $ — $ (60,707)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 31,750,075
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,550,912,310 $ 25,938,384,107 $ 9,865 $ 29,489,306,282
Preferred Stocks ......................................... 382,735,540 273,387,160 — 656,122,700
Rights ................................................ — — — —
Short-Term Securities
Money Market Funds ...................................... 627,040,985 — — 627,040,985
$ 4,560,688,835 $ 26,211,771,267 $ 9,865 $ 30,772,469,967
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (61,434) $ — $ — $ (61,434)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

22
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited)
February 28, 2026
See notes to financial statements.
iShares
Currency Hedged
MSCI Emerging
Markets ETF
iShares
MSCI Emerging
Markets ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ —  $ 30,145,428,982
Investments, at value — affiliated
(c)
....................................................................... 240,301,021  627,040,985
Cash pledged:
Collateral — OTC derivatives ......................................................................... 970,000  —
Futures contracts ................................................................................. —  2,778,000
Foreign currency, at value
(d)
............................................................................ —  36,344,836
Receivables:
Investments sold ................................................................................. 1,031,750  45,988,852
Securities lending income — affiliated ................................................................... 8,765  471,165
Capital shares sold ................................................................................ —  558,900,056
Dividends — unaffiliated ............................................................................ —  34,496,882
Dividends — affiliated .............................................................................. 333  407,785
Tax reclaims .................................................................................... —  1,984,164
Foreign withholding tax claims ........................................................................ —  1,477,387
Unrealized appreciation on:
Forward foreign currency exchange contracts .............................................................. 622,161  —
Total assets ......................................................................................
242,934,030  31,455,319,094
LIABILITIES
Bank overdraft ..................................................................................... 873,426  —
Collateral on securities loaned .......................................................................... 352,007  436,027,487
Payables:
Investments purchased ............................................................................. —  646,379,610
Deferred foreign capital gain tax ....................................................................... —  133,959,220
Foreign taxes .................................................................................... —  116,151
Investment advisory fees ............................................................................ —  14,867,958
Professional fees ................................................................................. —  15,952
Variation margin on futures contracts .................................................................... —  196,854
Unrealized depreciation on:
Forward foreign currency exchange contracts .............................................................. 1,551,123  —
Other liabilities .................................................................................... 2,539  —
Total liabilities .....................................................................................
2,779,095  1,231,563,232
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 240,154,935  $ 30,223,755,862
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 185,642,331  $ 33,058,123,077
Accumulated earnings (loss) ........................................................................... 54,512,604  (2,834,367,215)
NET ASSETS .....................................................................................
$ 240,154,935  $ 30,223,755,862
NET ASSET VALUE
Shares outstanding ................................................................................. 6,070,000  483,750,000
Net asset value .................................................................................... $ 39.56  $ 62.48
Shares authorized .................................................................................. 250 million 5 billion
Par value ........................................................................................ $                    0.001 $                    0.001
(a)
Securities loaned, at value .......................................................................... $ 344,190  $ 412,434,114
(b)
Investments, at cost — unaffiliated ..................................................................... $ —  $ 19,314,198,146
(c)
Investments, at cost — affiliated ....................................................................... $ 178,690,878  $ 626,769,365
(d)
  Foreign currency, at cost ............................................................................ $ —  $ 36,305,391

23
Statements of Operations
Statements of Operations
(unaudited)
Six Months Ended February 28, 2026
See notes to financial statements.
iShares
Currency Hedged
MSCI Emerging
Markets ETF
iShares
MSCI Emerging
Markets ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ —  $ 170,986,182
Dividends — affiliated .............................................................................. 2,688,978  2,374,024
Interest — unaffiliated .............................................................................. 1,844  307,681
Securities lending income — affiliated — net
(a)
.............................................................. 68,514  3,313,622
Foreign taxes withheld ............................................................................. —  (20,496,415)
Total investment income ..............................................................................
2,759,336  156,485,094
EXPENSES
Investment advisory ............................................................................... 763,369  77,772,792
Commitment costs ................................................................................ 906  20,439
Professional .................................................................................... —  16,035
Interest expense ................................................................................. 10,563  683
Total expenses .................................................................................... 774,838  77,809,949
Less: (764,275) —
Investment advisory fees waived ....................................................................... (764,274) —
Total expenses after fees waived ........................................................................
10,564  77,809,949
Net investment income ...............................................................................
2,748,772  78,675,145
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(b)
........................................................................ —  (54,511,245)
Investments — affiliated ........................................................................... 360,432  22,251
Forward foreign currency exchange contracts ............................................................ 960,447  —
Foreign currency transactions ....................................................................... —  (1,530,116)
Futures contracts ............................................................................... (3,854) 10,454,414
In-kind redemptions — affiliated
(c)
..................................................................... 841,120  —
2,158,145  (45,564,696)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(d)
........................................................................ —  5,417,167,487
Investments — affiliated ........................................................................... 44,493,308  (17,312)
Forward foreign currency exchange contracts ............................................................ (860,864) —
Foreign currency translations ....................................................................... —  595,441
Futures contracts ............................................................................... —  (60,707)
43,632,444  5,417,684,909
Net realized and unrealized gain ........................................................................
45,790,589  5,372,120,213
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 48,539,361  $ 5,450,795,358
(a)
Net of securities lending income tax paid of ............................................................... $ —  $ 276,129
(b)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........................................... $ —  $ (414,136)
(c)
See Note 2 of the Notes to Financial Statements.
(d)
Net of increase in deferred foreign capital gain tax of ......................................................... $ —  $ (14,504,303)

24
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Currency Hedged MSCI Emerging Markets
ETF
iShares
MSCI Emerging Markets ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 2,748,772  $ 4,388,650  $ 78,675,145  $ 333,868,315
Net realized gain (loss) ....................................... 2,158,145  2,810,834  (45,564,696) (521,513,532)
Net change in unrealized appreciation (depreciation) ................... 43,632,444  21,129,345  5,417,684,909  2,972,547,755
Net increase in net assets resulting from operations ......................
48,539,361  28,328,829  5,450,795,358  2,784,902,538
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(2,739,468)
(b)
(4,363,734) (290,231,896)
(b)
(464,352,674)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
18,510,760  (11,765,442) 6,131,786,966  (1,073,274,862)
NET ASSETS
Total increase in net assets ...................................... 64,310,653  12,199,653  11,292,350,428  1,247,275,002
Beginning of period ...........................................
175,844,282  163,644,629  18,931,405,434  17,684,130,432
End of period ...............................................
$ 240,154,935  $ 175,844,282  $ 30,223,755,862  $ 18,931,405,434
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

25
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Currency Hedged MSCI Emerging Markets ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period ......
$ 31.46  $ 27.14  $ 24.20  $ 25.20  $ 31.31  $ 27.41
Net investment income
(a)
.............. 0.49  0.76  0.64  0.57  0.67  0.44
Net realized and unrealized gain (loss)
(b)
....
8.11  4.30  2.95  0.12  (6.12) 3.92
Net increase (decrease) from investment
operations ........................
8.60  5.06  3.59  0.69  (5.45) 4.36
Distributions
(c)
– – – – – –
From net investment income ........... (0.50)
(d)
(0.74) (0.65) (0.56) (0.66) (0.46)
From net realized gains ............... —  —  —  (1.13) —  —
Total distributions ....................
(0.50) (0.74) (0.65) (1.69) (0.66) (0.46)
Net asset value, end of period ...........
$ 39.56
(e)
$ 31.46  $ 27.14  $ 24.20  $ 25.20  $ 31.31
Total Return
(f)
– – – – – –
Based on net asset value ...............
27.59%
(e)(g)
19.02% 15.12% 2.93% (17.62)% 15.96%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0.79%
(i)
0.79% 0.78% 0.79% 0.78% 0.78%
Total expenses after fees waived ..........
0.00%
(i) (j)
0.00% 0.00% 0.00% 0.00% 0.00%
(j)
Net investment income .................
2.81%
(i)
2.67% 2.54% 2.36% 2.38% 1.41%
Supplemental Data
Net assets, end of period (000) ...........
$ 240,155  $ 175,844  $ 163,645  $ 134,297  $ 153,993  $ 203,180
Portfolio turnover rate
(k)
.................
3% 7% 6% 11% 4% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information published on February 27, 2026.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Rounds to less than 0.01%.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

26
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Emerging Markets ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
(a)
Year Ended
08/31/21
(a)
Net asset value, beginning of period .....
$ 49.79  $ 43.42  $ 39.26  $ 39.68  $ 52.56  $ 44.56
Net investment income
(b)
............. 0.20  0.86
(c)
0.84  0.82  1.09
(c)
0.75
Net realized and unrealized gain (loss)
(d)
...
13.25  6.69  4.36  (0.35) (12.88) 8.01
Net increase (decrease) from investment
operations .......................
13.45  7.55  5.20  0.47  (11.79) 8.76
Distributions from net investment income
(e)
... (0.76)
(f)
(1.18) (1.04) (0.89) (1.09) (0.76)
Net asset value, end of period ..........
$ 62.48  $ 49.79  $ 43.42  $ 39.26  $ 39.68  $ 52.56
Total Return
(g)
– – – – – –
Based on net asset value ..............
27.33%
(h)
17.69%
(c)
13.54% 1.23% (22.73)%
(c)
19.72%
Ratios to Average Net Assets
(i)
– – – – – –
Total expenses .....................
0.71%
(j)
0.72% 0.72% 0.70% 0.69% 0.69%
Total expenses excluding professional fees for
foreign withholding tax claims ..........
0.71%
(j)
0.72% 0.72 % N/A  0.69% 0.68%
Net investment income ................
0.72%
(j)
1.91%
(c)
2.08% 2.12% 2.38%
(c)
1.45%
Supplemental Data
Net assets, end of period (000) ..........
$ 30,223,756  $ 18,931,405  $ 17,684,130  $ 21,358,378  $ 25,870,381  $ 30,983,302
Portfolio turnover rate
(k)
................
2% 8% 13% 15% 21% 9%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2025 and
August 31, 2022, respectively:
• Net investment income per share by $0.01 and $0.00.
• Total return by 0.01% and 0.01%.
• Ratio of net investment income to average net assets by 0.01% and 0.01%.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)
Annualized.
(k)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
27
Notes to Financial Statements
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Currently the iShares Currency Hedged MSCI Emerging Markets ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares
MSCI Emerging Markets ETF (the “underlying fund”). The financial statements, including the accounting policies, and Schedule of Investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI Emerging Markets ETF.
Basis of Consolidation: The accompanying consolidated financial statements for the iShares MSCI Emerging Markets ETF included the accounts of its subsidiary in the
Republic of Mauritius, which was a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invested in Indian securities. On June 16, 2023, iShares MSCI Emerging
Markets ETF filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Certain Russian securities held by iShares MSCI Emerging Markets ETF declared dividends during the period. However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund’s net asset value per share.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
iShares ETF
Diversification
Classification
Currency Hedged MSCI Emerging Markets ......................................................................................... Diversified
MSCI Emerging Markets
(a)
..................................................................................................... Diversified
(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

Notes to Financial Statements
(unaudited) (continued)
28
2026
iShares Semi-Annual Financial Statements and Additional Information
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Notes to Financial Statements
(unaudited) ( continued)
29
Notes to Financial Statements
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Currency Hedged MSCI Emerging Markets
BNP Paribas SA ................................................. $ 344,190 $ (344,190) $ — $ —
$ 344,190 $ (344,190)
$ —
$ —
a
MSCI Emerging Markets
Barclays Bank PLC ............................................... 2,682,960 (2,682,960) — —
BofA Securities, Inc. .............................................. 78,750,724 (78,750,724) — —
Citigroup Global Markets Ltd. ........................................ 10,092,535 (10,092,535) — —
Citigroup Global Markets, Inc. ........................................ 2,122,137 (2,122,137) — —
Goldman Sachs & Co. LLC ......................................... 6,795,334 (6,795,334) — —
Goldman Sachs International ........................................ 51,380,064 (51,380,064) — —
HSBC Bank PLC ................................................ 16,104,627 (16,104,627) — —
J.P. Morgan Securities LLC ......................................... 29,302,425 (29,302,425) — —
J.P. Morgan Securities PLC ......................................... 30,914,280 (30,914,280) — —

Notes to Financial Statements
(unaudited) (continued)
30
2026
iShares Semi-Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities.
When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Jefferies LLC ................................................... $ 639,883 $ (639,883) $ — $ —
Macquarie Bank Ltd. .............................................. 280,536 (280,536) — —
Merrill Lynch International .......................................... 26,272,158 (26,272,158) — —
Morgan Stanley ................................................. 140,674,141 (140,674,141) — —
SG Americas Securities LLC ........................................ 1,302,557 (1,302,557) — —
State Street Bank & Trust Co. ........................................ 320,976 (320,976) — —
UBS AG ...................................................... 12,533,547 (12,533,547) — —
UBS Europe SE ................................................. 2,265,230 (2,265,230) — —
$ 412,434,114 $ (412,434,114)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)
31
Notes to Financial Statements
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the iShares Currency Hedged MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee of 0.78%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
For its investment advisory services to the iShares MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Currency Hedged MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through
December 31, 2030 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Emerging Markets ETF (“EEM”), after taking into account any fee waivers by EEM.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to Prior to September 8, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares Currency Hedged MSCI Emerging Markets ETF.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI Emerging Markets ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service
Aggregate Average Daily Net Assets Investment Advisory Fees
First $14 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Over $14 billion, up to and including $28 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.68
Over $28 billion, up to and including $42 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.61
Over $42 billion, up to and including $56 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54
Over $56 billion, up to and including $70 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.47
Over $70 billion, up to and including $84 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.41
Over $84 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35
iShares ETF Amounts Waived
Currency Hedged MSCI Emerging Markets .............................................................................................................................. $ 764,274

Notes to Financial Statements
(unaudited) (continued)
32
2026
iShares Semi-Annual Financial Statements and Additional Information
fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 28, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
iShares ETF Amounts
Currency Hedged MSCI Emerging Markets ........................................................................................ $ 23,571
MSCI Emerging Markets ...................................................................................................... 821,454
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Emerging Markets ................................................................
$ 25,070,868  $ 32,723,432  $ (7,799,220)
iShares ETF Purchases Sales
Currency Hedged MSCI Emerging Markets ..................................................................... $ 5,612,655 $ 5,630,362
MSCI Emerging Markets ................................................................................... 5,604,595,207 450,058,677
iShares ETF In-kind Purchases In-kind Sales
Currency Hedged MSCI Emerging Markets ....................................................................... $ 23,432,637 $ 4,920,458
MSCI Emerging Markets ..................................................................................... 721,535,759 —

Notes to Financial Statements
(unaudited) ( continued)
33
Notes to Financial Statements
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S.
Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating
Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv)
lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Currency Hedged MSCI Emerging Markets .........................................................................................
$ (7,556,574)
MSCI Emerging Markets .......................................................................................................
(13,708,605,422)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Currency Hedged MSCI Emerging Markets .............................. $ 180,071,514  $ 62,232,304  $ (2,931,759) $ 59,300,545
MSCI Emerging Markets ............................................ 19,692,555,932  13,252,521,220  (2,172,668,619) 11,079,852,601

Notes to Financial Statements
(unaudited) (continued)
34
2026
iShares Semi-Annual Financial Statements and Additional Information
individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds' investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Six Months Ended
02/28/26
Year Ended
08/31/25
iShares ETF Shares  Amount  Shares  Amount
Currency Hedged MSCI Emerging Markets
Shares sold ......................................................... 630,000  $ 23,442,256  1,790,000  $ 50,834,893
Shares redeemed ..................................................... (150,000) (4,931,496) (2,230,000) (62,600,335)
480,000  $ 18,510,760  (440,000) $ (11,765,442)

Notes to Financial Statements
(unaudited) ( continued)
35
Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares MSCI Emerging Markets ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ
Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and
Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of February 28, 2026, is $1,477,387 or $0.00 per share.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
02/28/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI Emerging Markets
Shares sold ......................................................... 103,500,000  $ 6,131,786,966  13,500,000  $ 612,342,314
Shares redeemed ..................................................... —  —  (40,500,000) (1,685,617,176)
103,500,000  $ 6,131,786,966  (27,000,000) $ (1,073,274,862)

Additional Information
36
2026
iShares Semi-Annual Financial Statements and Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
37
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
BRL Brazilian Real
CLP Chilean Peso
CNH Chinese Yuan
EUR Euro
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares, Inc.
iShares MSCI Australia ETF | EWA | NYSE Arca
iShares MSCI Japan ETF | EWJ | NYSE Arca
iShares MSCI Mexico ETF | EWW | NYSE Arca

Page
2

iShares
®
MSCI Australia ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  33 .7%
ANZ Group Holdings Ltd. ................... 2,897,632 $ 82,468,643
Commonwealth Bank of Australia .............. 1,608,882 199,616,393
National Australia Bank Ltd. .................. 2,949,109 102,784,038
Westpac Banking Corp. .................... 3,288,314 99,402,646
484,271,720
a
Biotechnology  —  3 .4%
CSL Ltd. ............................... 466,199 48,804,777
a
Broadline Retail  —  4 .3%
Wesfarmers Ltd. ......................... 1,091,650 61,845,396
a
Capital Markets  —  4 .2%
ASX Ltd. .............................. 186,197 7,016,756
Macquarie Group Ltd. ...................... 347,960 52,806,530
59,823,286
a
Commercial Services & Supplies  —  1 .6%
Brambles Ltd. ........................... 1,305,653 23,285,171
a
Consumer Staples Distribution & Retail  —  3 .4%
Coles Group Ltd. ......................... 1,291,123 18,934,832
Woolworths Group Ltd. ..................... 1,173,199 30,076,404
49,011,236
a
Diversified REITs  —  0 .6%
Stockland .............................. 2,334,017 8,487,888
a
Diversified Telecommunication Services  —  1 .0%
Telstra Group Ltd. ........................ 3,787,488 13,961,787
a
Electric Utilities  —  1 .0%
Origin Energy Ltd. ........................ 1,657,304 14,335,562
a
Financial Services  —  0 .6%
Washington H Soul Pattinson & Co. Ltd. ......... 329,751 8,970,657
a
Gas Utilities  —  0 .6%
APA Group ............................. 1,268,337 8,301,175
a
Health Care Equipment & Supplies  —  0 .6%
Cochlear Ltd. ........................... 62,966 8,916,270
a
Health Care Providers & Services  —  1 .2%
Sigma Healthcare Ltd. ..................... 5,003,630 10,085,635
Sonic Healthcare Ltd. ...................... 449,954 7,635,926
17,721,561
a
Health Care Technology  —  0 .4%
Pro Medicus Ltd. ......................... 55,092 5,084,312
a
Hotels, Restaurants & Leisure  —  1 .9%
Aristocrat Leisure Ltd. ...................... 531,704 18,177,192
Lottery Corp. Ltd. (The) ..................... 2,147,416 8,422,106
26,599,298
a
Industrial REITs  —  2 .8%
Goodman Group ......................... 1,964,465 40,409,786
a
Insurance  —  3 .6%
Insurance Australia Group Ltd. ................ 2,276,097 10,784,378
Medibank Pvt Ltd. ........................ 2,654,797 8,273,916
QBE Insurance Group Ltd. .................. 1,447,387 22,477,028
Security Shares Value
a
Insurance (continued)
Suncorp Group Ltd. ....................... 1,041,965 $ 10,845,243
52,380,565
a
Interactive Media & Services  —  0 .9%
CAR Group Ltd. .......................... 365,116 6,892,866
REA Group Ltd. .......................... 50,659 5,993,339
12,886,205
a
Metals & Mining  —  23 .8%
BHP Group Ltd. .......................... 4,882,916 198,125,609
Evolution Mining Ltd. ...................... 1,951,917 23,157,648
Fortescue Ltd. ........................... 1,629,502 24,477,107
Lynas Rare Earths Ltd.
(a)
.................... 868,073 11,505,646
Northern Star Resources Ltd. ................. 1,305,400 28,614,038
Rio Tinto Ltd. ........................... 357,107 42,452,878
South32 Ltd. ............................ 4,313,502 14,130,523
342,463,449
a
Oil, Gas & Consumable Fuels  —  3 .6%
Santos Ltd. ............................. 3,124,797 15,058,893
Woodside Energy Group Ltd. ................. 1,828,837 37,339,333
52,398,226
a
Passenger Airlines  —  0 .4%
Qantas Airways Ltd. ....................... 709,366 5,020,532
a
Professional Services  —  0 .8%
Computershare Ltd. ....................... 501,014 11,046,817
a
Retail REITs  —  1 .4%
Scentre Group ........................... 5,016,734 13,636,698
Vicinity Ltd. ............................. 3,746,689 6,530,827
20,167,525
a
Software  —  1 .1%
WiseTech Global Ltd. ...................... 194,282 6,577,105
Xero Ltd.
(a)
............................. 163,319 9,640,861
16,217,966
a
Trading Companies & Distributors  —  0 .5%
SGH Ltd. .............................. 195,026 6,471,796
a
Transportation Infrastructure  —  2 .1%
Transurban Group ........................ 2,995,818 30,541,477
a
a
Total Long-Term Investments — 99.5%
(Cost: $ 1,340,061,766 ) ............................... 1,429,424,440
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(b) (c)
............................ 584,786 584,786
a
Total Short-Term Securities — 0.0%
(Cost: $ 584,786 ) ................................... 584,786
Total Investments — 99.5%
(Cost: $ 1,340,646,552 ) ............................... 1,430,009,226
Other Assets Less Liabilities — 0 .5% ..................... 7,766,385
Net Assets — 100.0% ................................. $ 1,437,775,611
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Australia ETF
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 948,230 $ — $ (947,417)
(b)
$ (725) $ (88) $ — — $ 8,204
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 480,885 103,901
(b)
— — — 584,786 584,786 9,725 —
$ — $ (725) $ (88)
$ 584,786
$ 17,929 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SPI 200 Index ........................................................................ 50 03/19/26 $ 8,157 $ 270,799
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 270,799 $ — $ — $ — $ 270,799
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 10,727 $ — $ — $ — $ 10,727
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 95,430 $ — $ — $ — $ 95,430

iShares
®
MSCI Australia ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
5
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 8,528,030
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ —  $ 1,429,424,440  $ —  $ 1,429,424,440
Short-Term Securities
Money Market Funds ...................................... 584,786  —  —  584,786
$ 584,786  $ 1,429,424,440  $ —  $ 1,430,009,226
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 270,799  $ —  $ —  $ 270,799
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
February 28, 2026
iShares
®
MSCI Japan ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Automobile Components  —  2 .1%
Aisin Corp. ............................. 1,925,400 $ 34,176,877
Bridgestone Corp. ........................ 4,464,000 107,761,276
Denso Corp. ............................ 6,812,700 97,748,045
Sumitomo Electric Industries Ltd. .............. 2,786,700 184,142,851
423,829,049
a
Automobiles  —  6 .2%
Honda Motor Co. Ltd. ...................... 14,415,800 144,409,427
Isuzu Motors Ltd. ......................... 2,088,100 38,917,920
Nissan Motor Co. Ltd.
(a) (b)
................... 8,711,000 23,998,380
Subaru Corp. ........................... 2,287,600 42,908,737
Suzuki Motor Corp. ....................... 6,130,900 92,719,866
Toyota Motor Corp. ....................... 36,958,500 895,443,680
Yamaha Motor Co. Ltd. ..................... 3,576,600 28,441,010
1,266,839,020
a
Banks  —  10 .8%
Chiba Bank Ltd. (The) ...................... 2,200,500 32,729,866
Japan Post Bank Co. Ltd. ................... 6,973,100 136,512,739
Mitsubishi UFJ Financial Group, Inc. ............ 43,975,780 816,366,083
Mizuho Financial Group, Inc. ................. 9,706,458 433,043,627
Resona Holdings, Inc. ..................... 8,099,300 98,826,158
Sumitomo Mitsui Financial Group, Inc. ........... 14,291,300 539,290,420
Sumitomo Mitsui Trust Group, Inc. ............. 2,478,364 86,417,781
Yokohama Financial Group, Inc. ............... 4,024,600 43,454,159
2,186,640,833
a
Beverages  —  0 .7%
Asahi Group Holdings Ltd. ................... 5,933,900 64,606,162
Kirin Holdings Co. Ltd. ..................... 3,030,900 52,609,507
Suntory Beverage & Food Ltd. ................ 542,700 17,066,686
134,282,355
a
Broadline Retail  —  0 .6%
Pan Pacific International Holdings Corp. ......... 7,438,600 49,711,555
Rakuten Group, Inc.
(a)
...................... 5,925,600 31,458,086
Ryohin Keikaku Co. Ltd. .................... 1,971,800 44,997,421
126,167,062
a
Building Products  —  0 .8%
AGC, Inc. .............................. 758,200 33,626,946
Daikin Industries Ltd. ...................... 1,028,500 130,675,998
164,302,944
a
Capital Markets  —  1 .3%
Daiwa Securities Group, Inc. ................. 5,204,500 54,695,617
Japan Exchange Group, Inc. ................. 3,825,500 52,060,971
Nomura Holdings, Inc. ..................... 11,723,300 108,839,791
SBI Holdings, Inc. ........................ 2,193,520 46,916,514
262,512,893
a
Chemicals  —  2 .5%
Asahi Kasei Corp. ........................ 5,062,000 59,657,845
Mitsubishi Chemical Group Corp. .............. 4,784,200 35,502,279
Nippon Paint Holdings Co. Ltd. ................ 3,701,200 27,413,007
Nippon Sanso Holdings Corp. ................ 676,200 25,942,196
Nitto Denko Corp. ........................ 2,654,200 61,552,073
Shin-Etsu Chemical Co. Ltd. ................. 6,582,900 259,179,047
Toray Industries, Inc. ...................... 5,417,700 46,392,929
515,639,376
a
Commercial Services & Supplies  —  0 .6%
Dai Nippon Printing Co. Ltd. ................. 1,542,600 32,058,631
Secom Co. Ltd. .......................... 1,547,400 60,035,086
Security Shares Value
a
Commercial Services & Supplies (continued)
TOPPAN Holdings, Inc. ..................... 912,300 $ 31,250,578
123,344,295
a
Construction & Engineering  —  1 .3%
Kajima Corp. ............................ 1,645,200 75,235,707
Obayashi Corp. .......................... 2,489,400 70,278,069
Shimizu Corp. ........................... 1,935,000 43,249,435
Taisei Corp. ............................ 571,600 74,271,466
263,034,677
a
Consumer Staples Distribution & Retail  —  1 .4%
Aeon Co. Ltd. ........................... 8,685,100 123,644,661
MatsukiyoCocokara & Co. ................... 1,281,800 21,250,473
Seven & i Holdings Co. Ltd. .................. 8,127,140 114,613,341
Tsuruha Holdings, Inc. ..................... 887,000 14,909,711
274,418,186
a
Diversified Telecommunication Services  —  0 .6%
NTT, Inc. .............................. 116,564,700 114,039,217
a
Electric Utilities  —  0 .6%
Chubu Electric Power Co., Inc. ................ 2,661,700 44,953,457
Kansai Electric Power Co., Inc. (The) ........... 3,696,900 66,772,516
111,725,973
a
Electrical Equipment  —  2 .7%
Fuji Electric Co. Ltd. ....................... 554,100 49,112,517
Fujikura Ltd. ............................ 981,200 167,542,377
Mitsubishi Electric Corp. .................... 7,417,300 282,324,692
NIDEC CORP. ........................... 3,267,100 51,379,324
550,358,910
a
Electronic Equipment, Instruments & Components  —  4 .0%
Ibiden Co. Ltd. ........................... 923,600 56,163,200
Keyence Corp. .......................... 758,504 319,672,653
Kyocera Corp. ........................... 5,008,100 88,451,276
Murata Manufacturing Co. Ltd. ................ 6,507,800 170,178,404
Shimadzu Corp. .......................... 924,800 25,741,258
TDK Corp. ............................. 7,582,500 117,137,461
Yokogawa Electric Corp. .................... 891,100 35,543,289
812,887,541
a
Entertainment  —  1 .9%
Capcom Co. Ltd. ......................... 1,352,300 30,711,288
Konami Group Corp. ...................... 392,700 52,402,798
Nexon Co. Ltd. .......................... 1,451,800 30,838,922
Nintendo Co. Ltd. ......................... 4,298,300 243,109,175
Toho Co. Ltd. ........................... 2,075,000 20,794,512
377,856,695
a
Financial Services  —  1 .1%
Mitsubishi HC Capital, Inc. ................... 3,438,900 33,329,067
ORIX Corp. ............................. 4,537,100 159,248,127
Sony Financial Group, Inc.
(a)
................. 23,731,800 24,272,713
216,849,907
a
Food Products  —  0 .7%
Ajinomoto Co., Inc. ........................ 3,533,800 112,396,438
Kikkoman Corp. .......................... 2,649,400 25,476,229
137,872,667
a
Gas Utilities  —  0 .6%
Osaka Gas Co. Ltd. ....................... 1,397,200 58,324,717
Tokyo Gas Co. Ltd. ....................... 1,223,500 60,060,689
118,385,406
a

iShares
®
MSCI Japan ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Ground Transportation  —  1 .4%
Central Japan Railway Co. .................. 3,013,200 $ 88,936,502
East Japan Railway Co. .................... 3,767,600 93,061,567
Hankyu Hanshin Holdings, Inc. ................ 932,800 27,207,787
Seibu Holdings, Inc. ....................... 820,600 24,360,394
Tokyu Corp. ............................ 1,951,200 24,957,718
West Japan Railway Co. .................... 1,599,000 34,397,055
292,921,023
a
Health Care Equipment & Supplies  —  1 .8%
Hoya Corp. ............................. 1,319,700 238,374,463
Olympus Corp. .......................... 4,349,900 42,623,581
Sysmex Corp. ........................... 1,967,100 18,571,131
Terumo Corp. ........................... 5,198,800 70,342,271
369,911,446
a
Health Care Technology  —  0 .1%
M3, Inc. ............................... 1,724,100 18,875,986
a
Hotels, Restaurants & Leisure  —  0 .5%
Oriental Land Co. Ltd. ..................... 4,218,600 76,003,661
Zensho Holdings Co. Ltd. ................... 377,200 23,943,451
99,947,112
a
Household Durables  —  3 .7%
Panasonic Holdings Corp. ................... 9,094,815 146,663,473
Sekisui House Ltd. ........................ 2,331,700 56,963,777
Sony Group Corp. ........................ 23,982,800 551,322,833
754,950,083
a
Household Products  —  0 .1%
Unicharm Corp. .......................... 4,362,200 29,849,185
a
Industrial Conglomerates  —  3 .1%
Hikari Tsushin, Inc. ........................ 67,900 19,196,328
Hitachi Ltd. ............................. 17,871,500 585,064,389
Sekisui Chemical Co. Ltd. ................... 1,428,100 27,810,687
632,071,404
a
Insurance  —  4 .3%
Dai-ichi Life Holdings, Inc. ................... 13,714,200 140,726,170
Japan Post Holdings Co. Ltd. ................. 6,958,500 90,618,059
Japan Post Insurance Co. Ltd. ................ 725,200 23,671,163
MS&AD Insurance Group Holdings, Inc. ......... 5,019,020 139,862,038
Sompo Holdings, Inc. ...................... 3,461,650 137,339,563
T&D Holdings, Inc. ........................ 1,804,300 48,594,206
Tokio Marine Holdings, Inc. .................. 7,168,300 297,711,253
878,522,452
a
Interactive Media & Services  —  0 .1%
LY Corp. ............................... 10,760,400 26,596,856
a
IT Services  —  2 .0%
Fujitsu Ltd. ............................. 6,869,400 153,138,895
NEC Corp. ............................. 4,998,900 138,585,903
Nomura Research Institute Ltd. ............... 1,473,212 40,419,286
Obic Co. Ltd. ............................ 1,262,900 34,011,863
Otsuka Corp. ........................... 890,600 17,961,583
TIS, Inc. ............................... 829,700 17,147,909
401,265,439
a
Leisure Products  —  0 .5%
Bandai Namco Holdings, Inc. ................. 2,281,994 61,869,304
Shimano, Inc. ........................... 286,900 30,628,217
92,497,521
a
Security Shares Value
a
Machinery  —  6 .7%
Daifuku Co. Ltd. .......................... 1,259,700 $ 51,997,253
Ebara Corp.
(b)
........................... 1,798,700 63,176,449
FANUC Corp. ........................... 3,643,300 164,969,026
IHI Corp. .............................. 4,012,300 109,766,970
Kawasaki Heavy Industries Ltd. ............... 588,300 68,406,504
Komatsu Ltd. ........................... 3,703,100 177,750,112
Kubota Corp. ........................... 3,776,500 76,765,645
Makita Corp. ............................ 873,400 33,794,862
MINEBEA MITSUMI, Inc. ................... 1,425,800 30,568,674
Mitsubishi Heavy Industries Ltd. ............... 12,499,500 398,457,636
SMC Corp. ............................. 225,200 107,725,103
Toyota Industries Corp. ..................... 629,000 81,460,703
1,364,838,937
a
Marine Transportation  —  0 .6%
Kawasaki Kisen Kaisha Ltd. .................. 1,371,900 22,055,733
Mitsui OSK Lines Ltd. ...................... 1,342,900 49,827,769
Nippon Yusen KK ......................... 1,610,200 55,288,304
127,171,806
a
Metals & Mining  —  1 .2%
JFE Holdings, Inc. ........................ 2,245,350 31,608,013
JX Advanced Metals Corp. .................. 2,172,700 57,661,941
Nippon Steel Corp. ........................ 18,866,750 76,645,925
Sumitomo Metal Mining Co. Ltd. ............... 966,700 78,513,483
244,429,362
a
Office REITs  —  0 .1%
Nippon Building Fund, Inc. ................... 30,387 28,269,071
a
Oil, Gas & Consumable Fuels  —  1 .1%
ENEOS Holdings, Inc. ..................... 10,558,695 100,736,776
Idemitsu Kosan Co. Ltd. .................... 3,018,445 28,860,473
Inpex Corp. ............................. 3,438,000 83,930,896
213,528,145
a
Passenger Airlines  —  0 .1%
ANA Holdings, Inc. ........................ 617,600 13,466,647
Japan Airlines Co. Ltd. ..................... 565,100 11,675,951
25,142,598
a
Personal Care Products  —  0 .5%
Kao Corp. .............................. 1,768,800 75,530,196
Shiseido Co. Ltd. ......................... 1,560,400 32,947,240
108,477,436
a
Pharmaceuticals  —  4 .4%
Astellas Pharma, Inc. ...................... 7,058,450 117,463,223
Chugai Pharmaceutical Co. Ltd. ............... 2,619,300 176,620,223
Daiichi Sankyo Co. Ltd. ..................... 7,026,007 138,377,257
Eisai Co. Ltd. ........................... 1,022,800 34,434,104
Kyowa Kirin Co. Ltd. ....................... 923,500 17,166,136
Otsuka Holdings Co. Ltd. ................... 1,694,700 116,782,273
Shionogi & Co. Ltd. ....................... 2,950,300 69,663,333
Takeda Pharmaceutical Co. Ltd. ............... 6,198,200 231,981,280
902,487,829
a
Professional Services  —  1 .2%
Recruit Holdings Co. Ltd. ................... 5,489,700 238,885,762
a
Real Estate Management & Development  —  2 .4%
Daito Trust Construction Co. Ltd. .............. 1,145,000 26,366,784
Daiwa House Industry Co. Ltd. ................ 2,188,700 78,982,463
Hulic Co. Ltd. ........................... 1,798,600 23,835,644
Mitsubishi Estate Co. Ltd. ................... 4,149,500 139,934,688
Mitsui Fudosan Co. Ltd. .................... 10,308,900 138,962,111

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Japan ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Real Estate Management & Development (continued)
Sumitomo Realty & Development Co. Ltd. ........ 2,371,300 $ 80,165,018
488,246,708
a
Semiconductors & Semiconductor Equipment  —  7 .5%
Advantest Corp. .......................... 2,987,100 517,274,285
Disco Corp. ............................. 359,200 172,705,302
Kioxia Holdings Corp.
(a)
..................... 735,100 99,344,622
Lasertec Corp. .......................... 310,200 66,880,019
Renesas Electronics Corp. .................. 6,945,200 130,978,147
SCREEN Holdings Co. Ltd. .................. 312,700 45,584,547
Tokyo Electron Ltd. ....................... 1,747,356 491,661,550
1,524,428,472
a
Software  —  0 .0%
Oracle Corp. Japan ....................... 149,500 9,024,890
a
Specialty Retail  —  2 .0%
Fast Retailing Co. Ltd. ..................... 743,100 325,821,567
Nitori Holdings Co. Ltd.
(b)
.................... 1,570,900 31,468,991
Sanrio Co. Ltd.
(b)
......................... 701,200 25,708,463
ZOZO, Inc. ............................. 1,742,700 12,666,382
395,665,403
a
Technology Hardware, Storage & Peripherals  —  0 .9%
Canon, Inc. ............................. 3,380,050 102,151,243
FUJIFILM Holdings Corp. ................... 4,370,600 89,877,054
192,028,297
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Asics Corp. ............................. 2,721,700 83,408,439
a
Tobacco  —  0 .9%
Japan Tobacco, Inc. ....................... 4,681,800 179,122,899
a
Trading Companies & Distributors  —  8 .1%
ITOCHU Corp. .......................... 23,178,400 335,595,998
Marubeni Corp. .......................... 5,505,700 210,690,833
Security Shares Value
a
Trading Companies & Distributors (continued)
Mitsubishi Corp. .......................... 12,576,000 $ 424,383,854
Mitsui & Co. Ltd. ......................... 9,638,900 361,359,394
MonotaRO Co. Ltd. ....................... 979,700 13,025,180
Sumitomo Corp. ......................... 4,252,300 180,566,043
Toyota Tsusho Corp. ....................... 2,685,600 120,047,938
1,645,669,240
a
Wireless Telecommunication Services  —  3 .6%
KDDI Corp. ............................. 11,433,500 196,399,025
SoftBank Corp. .......................... 112,163,000 153,416,831
SoftBank Group Corp. ..................... 14,483,500 370,863,638
720,679,494
a
Total Long-Term Investments — 99.8%
(Cost: $ 16,025,376,214 ) .............................. 20,269,900,301
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (d) (e)
...................... 28,264,731 28,278,864
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 5,916,264 5,916,264
a
Total Short-Term Securities — 0.2%
(Cost: $ 34,194,432 ) ................................. 34,195,128
Total Investments — 100.0%
(Cost: $ 16,059,570,646 ) .............................. 20,304,095,429
Other Assets Less Liabilities — 0 .0% ..................... 7,478,212
Net Assets — 100.0% ................................. $ 20,311,573,641
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 31,361,067 $ — $ (3,082,177)
(a)
$ 1,086 $ (1,112) $ 28,278,864 28,264,731 $ 85,930
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,730,000 186,264
(a)
— — — 5,916,264 5,916,264 146,486 —
$ — $ 1,086 $ (1,112)
$ 34,195,128
$ 232,416 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI Japan ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
9
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 143 03/12/26 $ 35,975 $ 2,887,843
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,887,843 $ — $ — $ — $ 2,887,843
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 13,546,629 $ — $ — $ — $ 13,546,629
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 2,768,616 $ — $ — $ — $ 2,768,616
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 87,862,730
a

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Japan ETF
10
2026
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 109,120,201  $ 20,160,780,100  $ —  $ 20,269,900,301
Short-Term Securities
Money Market Funds ...................................... 34,195,128  —  —  34,195,128
$ 143,315,329  $ 20,160,780,100  $ —  $ 20,304,095,429
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,887,843  $ —  $ —  $ 2,887,843
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Mexico ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  14 .4%
Banco del Bajio SA
(a)
...................... 10,293,398 $ 34,414,926
Grupo Financiero Banorte SAB de CV , Class O .... 23,699,929 270,260,659
Grupo Financiero Inbursa SAB de CV , Series O .... 18,383,598 46,754,244
Regional SAB de CV ...................... 3,302,820 31,014,519
382,444,348
a
Beverages  —  10 .5%
Arca Continental SAB de CV ................. 5,864,577 70,584,689
Coca-Cola Femsa SAB de CV ................ 3,231,972 35,926,647
Fomento Economico Mexicano SAB de CV ....... 15,308,007 171,763,981
278,275,317
a
Capital Markets  —  0 .6%
Bolsa Mexicana de Valores SAB de CV .......... 7,615,199 16,820,472
a
Chemicals  —  1 .2%
Alpek SAB de CV , Class A
(b) (c)
................ 30,903,600 14,750,180
Orbia Advance Corp. SAB de CV
(b) (c)
............ 15,219,959 18,037,357
32,787,537
a
Construction Materials  —  5 .5%
Cemex SAB de CV, CPO , NVS ............... 94,711,458 118,568,055
GCC SAB de CV ......................... 2,354,980 27,392,265
145,960,320
a
Consumer Finance  —  1 .5%
Gentera SAB de CV ....................... 13,687,834 39,850,656
a
Consumer Staples Distribution & Retail  —  7 .1%
Grupo Comercial Chedraui SA de CV
(c)
.......... 4,274,808 27,413,181
La Comer SAB de CV ...................... 5,291,724 11,961,840
Wal-Mart de Mexico SAB de CV ............... 45,905,719 148,576,517
187,951,538
a
Diversified REITs  —  2 .6%
Concentradora Fibra Danhos SA de CV
(c)
......... 7,012,501 11,152,735
Fibra Uno Administracion SA de CV ............ 33,276,808 57,812,222
68,964,957
a
Diversified Telecommunication Services  —  0 .8%
Grupo Televisa SAB, CPO
(c)
.................. 33,403,106 19,958,075
a
Food Products  —  5 .3%
Gruma SAB de CV , Class B .................. 1,949,221 34,943,821
Grupo Bimbo SAB de CV , Series A
(c)
............ 15,109,646 54,816,553
Sigma Foods SAB de CV ................... 44,082,069 49,528,977
139,289,351
a
Hotels, Restaurants & Leisure  —  1 .0%
Alsea SAB de CV
(c)
....................... 7,662,047 27,027,602
a
Household Products  —  1 .7%
Kimberly-Clark de Mexico SAB de CV , Class A ..... 18,233,865 45,769,944
a
Industrial Conglomerates  —  2 .0%
Grupo Carso SAB de CV , Series A1
(c)
........... 6,636,646 52,004,145
a
Industrial REITs  —  3 .7%
FIBRA Macquarie Mexico
(a)
.................. 11,660,044 29,153,495
Fibra MTY SAPI de CV ..................... 8,606,092 7,390,785
Prologis Property Mexico SA de CV ............ 12,347,452 60,640,314
97,184,594
a
Security Shares Value
a
Insurance  —  1 .0%
Qualitas Controladora SAB de CV ............. 2,679,130 $ 26,122,373
a
Media  —  1 .0%
Megacable Holdings SAB de CV, CPO .......... 6,754,504 26,179,488
a
Metals & Mining  —  19 .0%
Grupo Mexico SAB de CV , Series B ............ 29,527,744 375,534,884
Industrias Penoles SAB de CV
(b)
............... 2,042,321 129,692,483
505,227,367
a
Passenger Airlines  —  0 .6%
Controladora Vuela Cia de Aviacion SAB de CV , Class
A
(b) (c)
................................ 17,665,161 15,365,469
a
Pharmaceuticals  —  0 .5%
Genomma Lab Internacional SAB de CV , Class B ... 13,483,243 14,272,414
a
Real Estate Management & Development  —  1 .5%
Corp Inmobiliaria Vesta SAB de CV ............ 11,015,152 40,569,684
a
Transportation Infrastructure  —  10 .2%
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 3,373,614 51,536,646
Grupo Aeroportuario del Pacifico SAB de CV , Class B 4,055,984 105,838,997
Grupo Aeroportuario del Sureste SAB de CV , Class B 2,032,906 73,075,782
Promotora y Operadora de Infraestructura SAB de CV 2,377,458 39,171,043
269,622,468
a
Wireless Telecommunication Services  —  8 .0%
America Movil SAB de CV , Series B ............ 163,946,115 213,143,277
a
a
Total Long-Term Investments — 99.7%
(Cost: $ 2,362,089,456 ) ............................... 2,644,791,396
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 17,368,044 17,376,728
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(d) (e)
............................ 1,704,441 1,704,441
a
Total Short-Term Securities — 0.7%
(Cost: $ 19,077,836 ) ................................. 19,081,169
Total Investments — 100.4%
(Cost: $ 2,381,167,292 ) ............................... 2,663,872,565
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (10,479,884)
Net Assets — 100.0% ................................. $ 2,653,392,681
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Mexico ETF
12
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 19,384,512 $ — $ (2,007,814)
(a)
$ 157 $ (127) $ 17,376,728 17,368,044 $ 130,144
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 690,640 1,013,801
(a)
— — — 1,704,441 1,704,441 19,256 —
$ — $ 157 $ (127)
$ 19,081,169
$ 149,400 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mexican BOLSA Index .................................................................. 158 03/20/26 $ 6,599 $ 377,249
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 377,249 $ — $ — $ — $ 377,249
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 758,695 $ — $ — $ — $ 758,695
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 346,666 $ — $ — $ — $ 346,666
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 7,681,641
a

iShares
®
MSCI Mexico ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
13
Schedule of Investments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,644,791,396  $ —  $ —  $ 2,644,791,396
Short-Term Securities
Money Market Funds ...................................... 19,081,169  —  —  19,081,169
$ 2,663,872,565  $ —  $ —  $ 2,663,872,565
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 377,249  $ —  $ —  $ 377,249
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited)
February 28, 2026
See notes to financial statements.
iShares
MSCI Australia ETF
iShares
MSCI Japan ETF
iShares
MSCI Mexico ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................... $ 1,429,424,440  $ 20,269,900,301  $ 2,644,791,396
Investments, at value — affiliated
(c)
........................................................ 584,786  34,195,128  19,081,169
Cash ............................................................................ —  —  1,809
Foreign currency collateral pledged:
(d)
Futures contracts .................................................................. 545,124  1,311,677  869,818
Foreign currency, at value
(e)
............................................................. 2,408,140  5,650,227  7,960,007
Receivables:
Investments sold .................................................................. 1,043,380  118,454,424  28,598,818
Securities lending income — affiliated .................................................... 6  7,523  20,564
Capital shares sold ................................................................. —  —  250,786
Dividends — unaffiliated ............................................................. 5,372,767  21,184,062  2,216,144
Dividends — affiliated ............................................................... 1,216  12,894  3,701
Variation margin on futures contracts ..................................................... 26,593  369,573  5,279
Total assets .......................................................................
1,439,406,452  20,451,085,809  2,703,799,491
LIABILITIES
Collateral on securities loaned ........................................................... —  28,276,969  17,374,613
Payables:
Investments purchased .............................................................. 1,115,079  104,403,410  32,139,284
Investment advisory fees ............................................................. 515,762  6,831,789  892,913
Total liabilities ......................................................................
1,630,841  139,512,168  50,406,810
Commitments and contingent liabilities
NET ASSETS ......................................................................
$ 1,437,775,611  $ 20,311,573,641  $ 2,653,392,681
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................... $ 1,804,850,921  $ 18,760,892,818  $ 2,846,476,364
Accumulated earnings (loss) ............................................................ (367,075,310) 1,550,680,823  (193,083,683)
NET ASSETS ......................................................................
$ 1,437,775,611  $ 20,311,573,641  $ 2,653,392,681
NET ASSET VALUE
Shares outstanding .................................................................. 47,800,000  219,600,000  32,800,000
Net asset value ..................................................................... $ 30.08  $ 92.49  $ 80.90
Shares authorized ................................................................... 1 billion 2.5246 billion 255 million
Par value ......................................................................... $                    0.001 $                    0.001 $                    0.001
(a)
Securities loaned, at value ........................................................... $ —  $ 26,683,487  $ 16,543,190
(b)
Investments, at cost — unaffiliated ...................................................... $ 1,340,061,766  $ 16,025,376,214  $ 2,362,089,456
(c)
Investments, at cost — affiliated ........................................................ $ 584,786  $ 34,194,432  $ 19,077,836
(d)
Foreign currency collateral pledged, at cost ................................................ $ 524,568  $ 1,307,297  $ 827,836
(e)
  Foreign currency, at cost ............................................................. $ 2,360,885  $ 5,650,858  $ 7,773,382

Statements of Operations
Statements of Operations
(unaudited)
Six Months Ended February 28, 2026
See notes to financial statements.
iShares
MSCI Australia ETF
iShares
MSCI Japan ETF
iShares
MSCI Mexico ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 24,330,411  $ 166,869,916  $ 41,666,257
Dividends — affiliated .............................................................. 9,725  146,486  19,256
Interest — unaffiliated .............................................................. 7,510  962  22,772
Securities lending income — affiliated — net ............................................... 8,204  85,930  130,144
Foreign taxes withheld ............................................................. (111,510) (16,682,183) (5,015,018)
Total investment income ..............................................................
24,244,340  150,421,111  36,823,411
EXPENSES
Investment advisory ............................................................... 3,365,899  39,089,742  5,012,761
Commitment costs ................................................................ 6,727  20,439  9,829
Interest expense ................................................................. 2  23,481  4
Total expenses .................................................................... 3,372,628  39,133,662  5,022,594
Net investment income ...............................................................
20,871,712  111,287,449  31,800,817
—  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................... (12,138,495) (161,843,025) (18,999,313)
Investments — affiliated ........................................................... (725) 1,086  157
Foreign currency transactions ....................................................... 439,327  (7,501,172) 392,186
Futures contracts ............................................................... 10,727  13,546,629  758,695
In-kind redemptions — unaffiliated
(a)
................................................... 56,477,072  515,918,324  98,630,204
44,787,906  360,121,842  80,781,929
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................... 94,529,364  2,946,486,594  458,227,323
Investments — affiliated ........................................................... (88) (1,112) (127)
Foreign currency translations ....................................................... 36,777  151,860  228,602
Futures contracts ............................................................... 95,430  2,768,616  346,666
94,661,483  2,949,405,958  458,802,464
Net realized and unrealized gain ........................................................
139,449,389  3,309,527,800  539,584,393
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 160,321,101  $ 3,420,815,249  $ 571,385,210
(a)
See Note 2 of the Notes to Financial Statements.

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI Australia ETF
iShares
MSCI Japan ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 20,871,712  $ 47,223,744  $ 111,287,449  $ 240,608,900
Net realized gain ........................................... 44,787,906  6,298,559  360,121,842  780,363,083
Net change in unrealized appreciation (depreciation) ................... 94,661,483  68,125,466  2,949,405,958  490,821,044
Net increase in net assets resulting from operations ......................
160,321,101  121,647,769  3,420,815,249  1,511,793,027
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(22,713,754)
(b)
(48,422,833) (577,680,708)
(b)
(329,818,132)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(238,135,068) 25,815,061  2,336,856,621  (1,627,826,063)
NET ASSETS
Total increase (decrease) in net assets .............................. (100,527,721) 99,039,997  5,179,991,162  (445,851,168)
Beginning of period ...........................................
1,538,303,332  1,439,263,335  15,131,582,479  15,577,433,647
End of period ...............................................
$ 1,437,775,611  $ 1,538,303,332  $ 20,311,573,641  $ 15,131,582,479
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Mexico ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................................... $ 31,800,817  $ 57,555,229
Net realized gain ............................................................................... 80,781,929  10,025,469
Net change in unrealized appreciation (depreciation) ....................................................... 458,802,464  307,471,384
Net increase in net assets resulting from operations ..........................................................
571,385,210  375,052,082
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................
(36,628,733)
(b)
(68,641,991)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................
328,218,773  154,243,906
NET ASSETS
Total increase in net assets .......................................................................... 862,975,250  460,653,997
Beginning of period ...............................................................................
1,790,417,431  1,329,763,434
End of period ...................................................................................
$ 2,653,392,681  $ 1,790,417,431
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Australia ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period .......
$ 27.08  $ 25.89  $ 22.24  $ 21.95  $ 25.96  $ 21.12
Net investment income
(a)
............... 0 .41  0 .81  0 .83  1 .01  0 .93  0 .65
Net realized and unrealized gain (loss)
(b)
.....
3 .03  1 .19  3 .78  0 .13  ( 3 .31 ) 4 .77
Net increase (decrease) from investment
operations .........................
3 .44  2 .00  4 .61  1 .14  ( 2 .38 ) 5 .42
Distributions from net investment income
(c)
..... ( 0 .44 )
(d)
( 0 .81 ) ( 0 .96 ) ( 0 .85 ) ( 1 .63 ) ( 0 .58 )
Net asset value, end of period ............
$ 30.08  $ 27.08  $ 25.89  $ 22.24  $ 21.95  $ 25.96
Total Return
(e)
– – – – – –
Based on net asset value ................
12.96%
(f)
8 .01% 21.13% 5 .15% ( 9 .53 ) % 25.69%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .49%
(h)
0 .50% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ..................
3 .03%
(h)
3 .19% 3 .56% 4 .48% 3 .86% 2 .69%
Supplemental Data
Net assets, end of period (000) ............
$ 1,437,776  $ 1,538,303  $ 1,439,263  $ 2,072,410  $ 1,615,410  $ 1,505,880
Portfolio turnover rate
(i)
..................
3% 6% 5% 4% 15% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

19
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Japan ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period .......
$ 78.08  $ 72.27  $ 61.57  $ 53.72  $ 68.55  $ 58.15
Net investment income
(a)
............... 0 .57  1 .18  0 .95  0 .92  1 .04  0 .91
Net realized and unrealized gain (loss)
(b)
.....
16.90  6 .29  11.13  7 .48  (14.44) 10.25
Net increase (decrease) from investment
operations .........................
17.47  7 .47  12.08  8 .40  (13.40) 11.16
Distributions from net investment income
(c)
..... ( 3 .06 )
(d)
( 1 .66 ) ( 1 .38 ) ( 0 .55 ) ( 1 .43 ) ( 0 .76 )
Net asset value, end of period ............
$ 92.49  $ 78.08  $ 72.27  $ 61.57  $ 53.72  $ 68.55
Total Return
(e)
– – – – – –
Based on net asset value ................
22.95%
(f)
10.63% 19.92% 15.68% (19.81) % 19.21%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .49%
(h)
0 .49% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ..................
1 .39%
(h)
1 .68% 1 .44% 1 .61% 1 .66% 1 .37%
Supplemental Data
Net assets, end of period (000) ............
$ 20,311,574  $ 15,131,582  $ 15,577,434  $ 13,603,868  $ 9,661,520  $ 11,906,294
Portfolio turnover rate
(i)
..................
2% 6% 6% 3% 4% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

20
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Mexico ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period ......
$ 61.95  $ 52.98  $ 61.58  $ 44.29  $ 51.24  $ 33.00
Net investment income
(a)
.............. 1 .07  2 .04  1 .86  1 .65  1 .50  0 .80
Net realized and unrealized gain (loss)
(b)
....
19.21  9 .59  ( 8 .96 ) 17.14  ( 7 .04 ) 18.32
Net increase (decrease) from investment
operations ........................
20.28  11.63  ( 7 .10 ) 18.79  ( 5 .54 ) 19.12
Distributions from net investment income
(c)
.... ( 1 .33 )
(d)
( 2 .66 ) ( 1 .50 ) ( 1 .50 ) ( 1 .41 ) ( 0 .88 )
Net asset value, end of period ...........
$ 80.90  $ 61.95  $ 52.98  $ 61.58  $ 44.29  $ 51.24
Total Return
(e)
– – – – – –
Based on net asset value ...............
33.12%
(f)
22.86% (11.91) % 42.93% (10.98) % 58.30%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .49%
(h)
0 .50% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income .................
3 .09%
(h)
3 .73% 2 .98% 2 .88% 3 .06% 1 .85%
Supplemental Data
Net assets, end of period (000) ...........
$ 2,653,393  $ 1,790,417  $ 1,329,763  $ 1,533,393  $ 806,143  $ 1,178,526
Portfolio turnover rate
(i)
.................
5% 7% 10% 11% 11% 15%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
21
Notes to Financial Statements
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
MSCI Australia .............................................................................................................. Non-diversified
MSCI Japan ............................................................................................................... Diversified
MSCI Mexico ............................................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) (continued)
22
2026
iShares Semi-Annual Financial Statements and Additional Information
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) ( continued)
23
Notes to Financial Statements
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI Japan
Citigroup Global Markets, Inc. .................................... $ 24,039  $ (21,601) $ —  $ 2,438
HSBC Bank PLC ............................................ 10,932,748  (10,932,748) —  —
Morgan Stanley ............................................. 14,551,752  (14,551,752) —  —
State Street Bank & Trust Co. .................................... 1,174,948  (1,174,948) —  —
$ 26,683,487  $ (26,681,049)
$ —
$ 2,438
a
MSCI Mexico
Barclays Capital, Inc. ......................................... 318,082  (318,082) —  —
BofA Securities, Inc. .......................................... 170,286  (170,286) —  —
Goldman Sachs & Co. LLC ..................................... 1,373,114  (1,373,114) —  —
J.P. Morgan Securities LLC ..................................... 5,533,542  (5,533,542) —  —
Morgan Stanley ............................................. 9,148,166  (9,148,166) —  —
$ 16,543,190  $ (16,543,190)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of February 28, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
24
2026
iShares Semi-Annual Financial Statements and Additional Information
in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each
Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI Japan ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $7 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59%
Over $7 billion, up to and including $11 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54
Over $11 billion, up to and including $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49
Over $24 billion, up to and including $48 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.44
Over $48 billion, up to and including $72 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40
Over $72 billion, up to and including $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.36
Over $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.32

Notes to Financial Statements
(unaudited) ( continued)
25
Notes to Financial Statements
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 28, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF Amounts
MSCI Australia ............................................................................................................. $ 2,388
MSCI Japan .............................................................................................................. 22,953
MSCI Mexico .............................................................................................................. 30,746
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Australia ..........................................................................
$ 10,788,174 $ 8,153,179 $ (385,580)
MSCI Japan ...........................................................................
56,477,618 82,152,671 (25,255,457)
iShares ETF Purchases Sales
MSCI Australia .......................................................................................... $ 42,748,878  $ 38,903,843
MSCI Japan ........................................................................................... 403,046,910  714,436,127
MSCI Mexico ........................................................................................... 119,445,243  98,775,381
iShares ETF In-kind Purchases In-kind Sales
MSCI Australia .......................................................................................... $ 235,283,041  $ 477,322,158
MSCI Japan ........................................................................................... 3,823,590,136  1,611,666,641
MSCI Mexico ........................................................................................... 865,664,045  565,196,834
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
MSCI Australia .............................................................................................................
$ (480,572,998)
MSCI Japan ..............................................................................................................
(2,469,745,684)
MSCI Mexico ..............................................................................................................
(555,817,667)
(a)
Amounts available to offset future realized capital gains.

Notes to Financial Statements
(unaudited) (continued)
26
2026
iShares Semi-Annual Financial Statements and Additional Information
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S.
Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating
Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Australia ................................................... $ 1,368,018,752  $ 173,954,996  $ (111,693,723) $ 62,261,273
MSCI Japan .................................................... 16,419,173,009  5,084,880,038  (1,197,069,775) 3,887,810,263
MSCI Mexico .................................................... 2,384,954,895  431,842,442  (152,547,523) 279,294,919

Notes to Financial Statements
(unaudited) ( continued)
27
Notes to Financial Statements
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds' investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Six Months Ended
02/28/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI Australia
Shares sold ......................................................... 8,800,000  $ 241,166,245  17,800,000  $ 447,824,089
Shares redeemed ..................................................... (17,800,000) (479,301,313) (16,600,000) (422,009,028)
(9,000,000) $ (238,135,068) 1,200,000  $ 25,815,061
MSCI Japan
Shares sold ......................................................... 45,450,000  $ 3,960,729,913  39,150,000  $ 2,742,665,611
Shares redeemed ..................................................... (19,650,000) (1,623,873,292) (60,900,000) (4,370,491,674)
25,800,000  $ 2,336,856,621  (21,750,000) $ (1,627,826,063)
MSCI Mexico
Shares sold ......................................................... 12,400,000  $ 897,639,234  32,200,000  $ 1,699,922,042
Shares redeemed ..................................................... (8,500,000) (569,420,461) (28,400,000) (1,545,678,136)
3,900,000  $ 328,218,773  3,800,000  $ 154,243,906

Notes to Financial Statements
(unaudited) (continued)
28
2026
iShares Semi-Annual Financial Statements and Additional Information
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
29
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
30
2026
iShares Semi-Annual Financial Statements and Additional Information
Portfolio Abbreviation
CPO Certificate of  Participation (Ordinary)
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares, Inc.
iShares MSCI Israel ETF | EIS | NYSE Arca
iShares MSCI Turkey ETF | TUR | NASDAQ
iShares MSCI USA Equal Weighted ETF | EUSA | NYSE Arca

Page
2

iShares
®
MSCI Israel ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  6 .1%
Aryt Industries Ltd. ........................ 119,261 $ 2,257,634
Bet Shemesh Engines Holdings 1997 Ltd.
(a)
....... 15,605 4,003,333
Elbit Systems Ltd. ........................ 59,424 45,895,667
52,156,634
a
Banks  —  25 .2%
Bank Hapoalim BM ....................... 2,663,242 67,215,220
Bank Leumi Le-Israel BM ................... 3,157,579 76,443,453
FIBI Holdings Ltd. ........................ 37,802 3,950,846
First International Bank Of Israel Ltd. (The) ....... 117,676 10,125,551
Israel Discount Bank Ltd. , Class A ............. 2,605,970 31,539,968
Mizrahi Tefahot Bank Ltd. ................... 332,181 24,887,813
214,162,851
a
Broadline Retail  —  1 .2%
Global-e Online Ltd.
(a)
...................... 234,864 8,213,194
Max Stock Ltd. .......................... 226,623 1,993,644
10,206,838
a
Building Products  —  0 .2%
Inrom Construction Industries Ltd. ............. 224,624 1,435,652
a
Capital Markets  —  1 .8%
Etoro Group Ltd. , Class A
(a) (b)
................. 29,926 917,830
IBI Investment House Ltd. ................... 6,915 816,750
Meitav Investment House Ltd. ................ 75,554 2,769,409
Tel Aviv Stock Exchange Ltd. ................. 197,485 9,632,178
YD More Investments Ltd. ................... 79,101 1,005,076
15,141,243
a
Chemicals  —  1 .5%
ICL Group Ltd. ........................... 1,645,039 7,796,682
Israel Corp. Ltd.
(b)
......................... 8,072 2,085,955
Turpaz Industries Ltd.
(a)
..................... 103,980 2,514,325
12,396,962
a
Communications Equipment  —  0 .5%
Gilat Satellite Networks Ltd.
(a)
................. 155,005 2,386,382
Ituran Location and Control Ltd. ............... 33,735 1,619,280
4,005,662
a
Construction & Engineering  —  2 .0%
Ashtrom Group Ltd. ....................... 107,023 2,324,655
Danya Cebus Ltd. ........................ 24,221 1,360,817
Elco Ltd. ............................... 23,287 1,128,181
Electra Ltd. ............................. 89,849 2,728,843
Kvutzat Acro Ltd. ......................... 66,422 983,667
Shapir Engineering and Industry Ltd. ............ 343,482 3,581,518
Shikun & Binui Ltd.
(a) (b)
..................... 805,954 4,248,412
Shikun & Binui Soltec Renewable Energy
(a)
....... 557,421 553,933
16,910,026
a
Consumer Finance  —  0 .2%
Isracard Ltd. ............................ 415,896 1,980,156
a
Consumer Staples Distribution & Retail  —  1 .1%
M Yochananof & Sons Ltd. .................. 10,960 1,263,377
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. 19,093 2,450,165
Shufersal Ltd. ........................... 426,688 5,979,571
9,693,113
a
Security Shares Value
a
Diversified REITs  —  0 .6%
REIT 1 Ltd. ............................. 429,099 $ 3,204,971
Sella Capital Real Estate Ltd. ................. 515,711 1,506,504
4,711,475
a
Diversified Telecommunication Services  —  1 .8%
Bezeq The Israeli Telecommunication Corp. Ltd. .... 5,917,234 15,603,299
a
Electronic Equipment, Instruments & Components  —  2 .3%
Nayax Ltd.
(a)
............................ 31,065 1,563,742
Next Vision Stabilized Systems Ltd. ............ 154,908 17,672,333
19,236,075
a
Financial Services  —  0 .2%
Mivtach Shamir Holdings Ltd. ................. 10,548 1,448,407
a
Food Products  —  0 .8%
Neto Malinda Trading Ltd. ................... 25,386 1,473,798
Strauss Group Ltd. ........................ 124,576 5,494,306
6,968,104
a
Health Care Equipment & Supplies  —  0 .2%
Inmode Ltd.
(a)
........................... 120,843 1,661,591
a
Hotels, Restaurants & Leisure  —  0 .6%
Fattal Holdings 1998 Ltd.
(a)
.................. 15,815 3,101,711
Isrotel Ltd. ............................. 38,230 1,998,893
5,100,604
a
Household Durables  —  0 .2%
Azorim-Investment Development & Construction Co.
Ltd.
(b)
............................... 159,796 1,079,694
Electra Consumer Products 1970 Ltd. ........... 27,825 753,050
1,832,744
a
Independent Power and Renewable Electricity Producers  —  5 .5%
Doral Group Renewable Energy Resources Ltd.
(a)
... 170,302 3,274,305
Energix-Renewable Energies Ltd. .............. 614,448 3,915,422
Enlight Renewable Energy Ltd.
(a)
.............. 281,260 19,292,879
Kenon Holdings Ltd. ....................... 44,659 3,533,562
Meshek Energy Renewable Energies Ltd.
(a)
....... 681,800 2,425,530
OPC Energy Ltd.
(a)
........................ 353,605 11,163,208
OY Nofar Energy Ltd.
(a)
..................... 56,844 3,010,050
46,614,956
a
Insurance  —  7 .5%
Clal Insurance Enterprises Holdings Ltd.
(b)
........ 153,203 11,459,372
Harel Insurance Investments & Financial Services Ltd. 240,624 12,660,850
IDI Insurance Co. Ltd. ...................... 17,980 1,312,511
Menora Mivtachim Holdings Ltd. ............... 46,557 6,660,685
Migdal Insurance & Financial Holdings Ltd.
(a)
...... 1,240,878 6,721,438
Phoenix Financial Ltd. ..................... 486,268 24,862,001
63,676,857
a
IT Services  —  1 .9%
Formula Systems 1985 Ltd. .................. 21,249 2,457,309
Matrix IT Ltd. ............................ 108,491 3,274,302
One Software Technologies Ltd. ............... 99,097 1,913,139
Wix.com Ltd.
(a)
........................... 118,711 8,364,377
16,009,127
a
Machinery  —  0 .2%
Kornit Digital Ltd.
(a)
........................ 95,897 1,466,265
a
Marine Transportation  —  0 .9%
ZIM Integrated Shipping Services Ltd. ........... 256,881 7,405,879
a

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Israel ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Oil, Gas & Consumable Fuels  —  1 .9%
Delek Group Ltd. ......................... 19,498 $ 5,982,095
Equital Ltd.
(a)
............................ 50,360 2,317,727
Oil Refineries Ltd. ........................ 4,611,271 1,502,939
Paz Retail And Energy Ltd. .................. 21,791 5,351,407
Tamar Petroleum Ltd.
(c)
..................... 56,729 592,353
15,746,521
a
Passenger Airlines  —  0 .4%
El Al Israel Airlines ........................ 645,847 3,220,540
a
Personal Care Products  —  0 .1%
Oddity Tech Ltd. , Class A
(a)
.................. 88,077 1,036,666
a
Pharmaceuticals  —  9 .7%
Teva Pharmaceutical Industries Ltd. , ADR
(a)
....... 2,443,289 82,729,766
a
Professional Services  —  0 .5%
Danel Adir Yeoshua Ltd. .................... 10,645 1,501,386
Fiverr International Ltd.
(a) (b)
................... 67,753 733,765
Hilan Ltd. .............................. 34,249 2,193,071
4,428,222
a
Real Estate Management & Development  —  8 .2%
Africa Israel Residences Ltd.
(b)
................ 13,689 1,208,145
Airport City Ltd.
(a)
......................... 122,321 2,148,320
Alony Hetz Properties & Investments Ltd. ......... 322,815 3,793,513
Amot Investments Ltd. ..................... 526,468 3,494,740
Amram Avraham Construction Co. Ltd.
(a)
......... 55,900 819,781
Aura Investments Ltd.
(b)
.................... 335,108 2,216,277
Azrieli Group Ltd. ......................... 90,275 12,972,786
Big Shopping Centers Ltd. ................... 34,606 8,339,141
Blue Square Real Estate Ltd. ................. 11,630 1,564,478
Electra Real Estate Ltd.
(a) (b)
.................. 67,976 1,211,630
G City Ltd. ............................. 201,936 506,229
Gav-Yam Lands Corp. Ltd. .................. 116,709 1,366,052
Israel Canada T.R Ltd.
(b)
.................... 388,116 2,431,803
Isras Holdings Ltd.
(a)
....................... 8,305 863,480
Isras Investment Co. Ltd. ................... 2,608 699,297
Mega Or Holdings Ltd. ..................... 50,812 8,278,180
Melisron Ltd. ............................ 50,817 6,885,798
Mivne Real Estate KD Ltd. ................... 1,234,917 5,123,384
Prashkovsky Investments and Construction Ltd.
(a) (b)
.. 15,892 876,213
Summit Real Estate Holdings Ltd. .............. 78,326 1,416,832
YH Dimri Construction & Development Ltd.
(b)
...... 21,125 3,006,143
69,222,222
a
Semiconductors & Semiconductor Equipment  —  8 .1%
Camtek Ltd.
(a)
........................... 63,413 10,565,070
Nova Ltd.
(a)
............................. 63,205 27,759,381
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Tower Semiconductor Ltd.
(a)
.................. 239,630 $ 30,368,542
68,692,993
a
Software  —  6 .5%
Cellebrite DI Ltd.
(a) (b)
....................... 234,603 3,129,604
Check Point Software Technologies Ltd.
(a) (b)
....... 182,933 27,818,621
Monday.com Ltd.
(a)
........................ 92,032 6,685,205
Nice Ltd.
(a)
............................. 131,368 15,044,006
Radware Ltd.
(a)
.......................... 73,842 1,709,442
Riskified Ltd. , Class A
(a)
..................... 173,705 772,987
55,159,865
a
Specialty Retail  —  0 .4%
Carasso Motors Ltd.
(a) (b)
..................... 80,024 910,018
Delek Automotive Systems Ltd. ............... 104,849 654,825
Fox Wizel Ltd. ........................... 17,620 1,592,940
Retailors Ltd. ........................... 47,300 521,680
3,679,463
a
Textiles, Apparel & Luxury Goods  —  0 .1%
Delta Galil Ltd.
(b)
......................... 25,403 1,232,604
a
Wireless Telecommunication Services  —  0 .8%
Cellcom Israel Ltd. ........................ 250,902 2,924,643
Partner Communications Co. Ltd. .............. 319,145 3,904,926
6,829,569
a
Total Long-Term Investments — 99.2%
(Cost: $ 651,717,009 ) ................................ 841,802,951
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 8,342,287 8,346,458
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(d) (e)
............................ 6,972,926 6,972,926
a
Total Short-Term Securities — 1.8%
(Cost: $ 15,319,215 ) ................................. 15,319,384
Total Investments — 101.0%
(Cost: $ 667,036,224 ) ................................ 857,122,335
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (8,464,888)
Net Assets — 100.0% ................................. $ 848,657,447
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI Israel ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
5
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 5,111,922 $ 3,231,504
(a)
$ — $ 3,212 $ (180) $ 8,346,458 8,342,287 $ 89,196
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 240,000 6,732,926
(a)
— — — 6,972,926 6,972,926 9,427 —
$ — $ 3,212 $ (180)
$ 15,319,384
$ 98,623 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index ................................................................. 86 03/20/26 $ 6,253 $ (40,303)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 40,303 $ — $ — $ — $ 40,303
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 293,738 $ — $ — $ — $ 293,738
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (24,237) $ — $ — $ — $ (24,237)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 3,751,729
a

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Israel ETF
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 179,369,176  $ 662,433,775  $ —  $ 841,802,951
Short-Term Securities
Money Market Funds ...................................... 15,319,384  —  —  15,319,384
$ 194,688,560  $ 662,433,775  $ —  $ 857,122,335
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (40,303) $ —  $ —  $ (40,303)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Turkey ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  10 .5%
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 4,968,394 $ 36,440,050
a
Air Freight & Logistics  —  0 .6%
Reysas Tasimacilik ve Lojistik Ticaret A.S.
(a) (b)
...... 4,280,544 1,947,956
a
Automobiles  —  3 .1%
Ford Otomotiv Sanayi A.S. .................. 2,874,239 7,595,536
Tofas Turk Otomobil Fabrikasi A.S. ............. 455,861 3,306,306
10,901,842
a
Banks  —  16 .3%
Akbank TAS ............................ 11,326,050 23,288,175
Haci Omer Sabanci Holding A.S. .............. 3,842,153 8,831,246
Turkiye Is Bankasi A.S. , Class C ............... 31,743,716 12,244,112
Yapi ve Kredi Bankasi A.S.
(a)
................. 12,185,263 12,035,505
56,399,038
a
Beverages  —  1 .2%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.
(b)
...... 9,390,302 4,060,239
a
Capital Markets  —  1 .6%
Is Yatirim Menkul Degerler A.S. ............... 1,518,908 1,667,441
Tera Yatirim Menkul Degerler A.S.
(a)
............ 630,639 3,789,521
5,456,962
a
Chemicals  —  2 .4%
Gubre Fabrikalari TAS
(a)
.................... 301,010 3,651,221
Hektas Ticaret TAS
(a) (b)
..................... 16,531,127 1,144,753
Petkim Petrokimya Holding A.S.
(a) (b)
............. 5,492,552 2,164,423
Sasa Polyester Sanayi A.S.
(a)
................. 23,294,206 1,309,617
8,270,014
a
Construction & Engineering  —  0 .5%
Ral Yatirim Holding A.S.
(a)
................... 471,102 1,678,141
a
Construction Materials  —  2 .0%
Baticim Bati Anadolu Cimento Sanayii A.S.
(a)
...... 8,594,334 1,058,300
BatiSoke Soke Cimento Sanayii TAS
(a)
.......... 1,054,835 700,118
Cimsa Cimento Sanayi VE Ticaret A.S.
(b)
......... 1,029,114 1,199,658
Nuh Cimento Sanayi A.S. ................... 334,494 2,070,887
Oyak Cimento Fabrikalari A.S.
(b)
............... 3,522,408 1,967,794
6,996,757
a
Consumer Finance  —  0 .3%
Katilimevim Tasarruf Finansman A.S. ........... 1,001,267 916,168
a
Consumer Staples Distribution & Retail  —  9 .7%
BIM Birlesik Magazalar A.S. .................. 1,633,861 24,885,460
Grainturk Tarim A.S.
(a)
...................... 132,943 690,527
Migros Ticaret A.S.
(b)
....................... 386,920 5,705,421
Sok Marketler Ticaret A.S.
(a)
.................. 1,516,479 2,205,852
33,487,260
a
Diversified REITs  —  1 .9%
Peker Gayrimenkul Yatirim Ortakligi A.S.
(a)
........ 11,632,695 3,415,618
Torunlar Gayrimenkul Yatirim Ortakligi A.S. ........ 702,970 1,362,928
Ziraat Gayrimenkul Yatirim Ortakligi A.S. ......... 3,401,390 1,765,186
6,543,732
a
Electric Utilities  —  0 .9%
Enerjisa Enerji A.S.
(c)
...................... 1,223,112 2,989,990
a
Security Shares Value
a
Electrical Equipment  —  1 .4%
Astor Transformator Enerji Turizm Insaat Ve Petrol
Sanayi Ticaret A.S.
(b)
..................... 1,097,347 $ 4,695,624
a
Financial Services  —  3 .3%
Destek Finans Faktoring A.S.
(a) (b)
.............. 307,325 10,500,163
Turkiye Sinai Kalkinma Bankasi A.S.
(a)
........... 3,345,553 989,798
11,489,961
a
Food Products  —  1 .1%
Efor Yatirim Sanayi Ticaret A.S. ............... 1,870,732 913,778
Ulker Biskuvi Sanayi A.S. ................... 982,819 2,764,769
3,678,547
a
Gas Utilities  —  1 .2%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A.S.
(a)
.. 2,343,289 1,327,436
Aygaz A.S. ............................. 154,168 862,532
Enerya Enerji A.S. ........................ 8,123,909 1,852,815
4,042,783
a
Ground Transportation  —  1 .4%
LDR Turizm A.S. ......................... 854,678 1,644,809
Pasifik Eurasia Lojistik Dis Ticaret A.S.
(a) (b)
........ 1,225,326 3,383,075
5,027,884
a
Health Care Providers & Services  —  1 .4%
MLP Saglik Hizmetleri A.S. , Class B
(a) (c)
.......... 397,872 3,973,026
Selcuk Ecza Deposu Ticaret ve Sanayi A.S. ....... 426,433 825,029
4,798,055
a
Hotels, Restaurants & Leisure  —  0 .4%
TAB Gida Sanayi Ve Ticaret A.S. .............. 229,382 1,360,006
a
Household Durables  —  0 .2%
Arcelik A.S.
(a) (b)
.......................... 292,786 768,727
a
Independent Power and Renewable Electricity Producers  —  1 .2%
Aksa Enerji Uretim A.S. , Class B
(a) (b)
............ 838,149 1,282,275
Margun Enerji Uretim Sanayi VE Ticaret A.S.
(a)
..... 2,572,538 2,913,676
4,195,951
a
Industrial Conglomerates  —  8 .4%
AG Anadolu Grubu Holding A.S. ............... 1,240,061 953,459
Alarko Holding A.S.
(b)
...................... 838,752 1,958,624
Kiler Holding A.S.
(a)
....................... 1,350,925 9,532,179
KOC Holding A.S. ........................ 2,767,212 12,588,283
Turkiye Sise ve Cam Fabrikalari A.S. ............ 4,154,407 4,250,292
29,282,837
a
Industrial REITs  —  0 .4%
Reysas Gayrimenkul Yatirim Ortakligi A.S.
(a) (b)
...... 2,074,362 1,527,891
a
Insurance  —  1 .2%
Anadolu Anonim Turk Sigorta Sirketi ............ 2,195,167 1,298,093
Anadolu Hayat Emeklilik A.S. ................. 315,190 804,942
Turkiye Sigorta A.S. ....................... 7,179,221 1,993,593
4,096,628
a
Machinery  —  0 .5%
Otokar Otomotiv Ve Savunma Sanayi A.S.
(a)
....... 101,606 889,651
Turk Traktor ve Ziraat Makineleri A.S. ........... 88,662 1,031,432
1,921,083
a
Metals & Mining  —  6 .4%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret
A.S.
(a)
............................... 8,808 130,037
Eregli Demir ve Celik Fabrikalari TAS
(b)
.......... 13,093,138 9,753,758

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Turkey ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Metals & Mining (continued)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. ,
Class D
(a) (b)
........................... 3,987,670 $ 2,959,654
TR Anadolu Metal Madencilik Isletmeleri A.S.
(a)
..... 921,320 3,539,828
Turk Altin Isletmeleri A.S.
(a) (b)
................. 4,227,479 5,869,628
22,252,905
a
Oil, Gas & Consumable Fuels  —  5 .0%
Turkiye Petrol Rafinerileri A.S. ................ 3,495,601 17,409,079
a
Passenger Airlines  —  5 .0%
Pegasus Hava Tasimaciligi A.S.
(a) (b)
............. 999,480 4,477,530
Turk Hava Yollari AO ...................... 1,848,554 12,957,311
17,434,841
a
Personal Care Products  —  0 .3%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
Sanayi ve Ticaret A.S. .................... 363,275 950,895
a
Pharmaceuticals  —  0 .2%
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A.S.
(b)
4,488,510 797,907
a
Real Estate Management & Development  —  0 .6%
LYDIA HOLDING A.S.
(a)
..................... 283,437 1,290,750
Tera Yatirim Teknoloji Holding A.S.
(a)
............ 2,623,769 843,256
2,134,006
a
Residential REITs  —  1 .4%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.
(b)
... 9,181,678 4,964,194
a
Specialty Retail  —  1 .2%
Dogan Sirketler Grubu Holding A.S. ............ 5,421,784 2,486,675
Dogus Otomotiv Servis ve Ticaret A.S. .......... 313,373 1,562,086
4,048,761
a
Textiles, Apparel & Luxury Goods  —  1 .6%
Aksa Akrilik Kimya Sanayii A.S. ............... 8,188,610 1,897,393
Isiklar Enerji ve Yapi Holding A.S.
(a)
............. 409,550 775,119
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
Mavi Giyim Sanayi Ve Ticaret A.S. , Class B
(c)
...... 2,880,023 $ 2,979,335
5,651,847
a
Transportation Infrastructure  —  1 .6%
TAV Havalimanlari Holding A.S.
(a) (b)
............. 770,549 5,424,118
a
Wireless Telecommunication Services  —  3 .5%
Turkcell Iletisim Hizmetleri A.S. ................ 4,555,824 12,035,023
a
a
Total Long-Term Investments — 99.9%
(Cost: $ 303,086,441 ) ................................ 346,077,702
a
Short-Term Securities
Money Market Funds  —  8 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 30,426,447 30,441,661
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(d) (e)
............................ 179,457 179,457
a
Total Short-Term Securities — 8.9%
(Cost: $ 30,620,304 ) ................................. 30,621,118
Total Investments — 108.8%
(Cost: $ 333,706,745 ) ................................ 376,698,820
Liabilities in Excess of Other Assets — ( 8 .8 ) % ............... (30,367,257)
Net Assets — 100.0% ................................. $ 346,331,563
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 13,965,882 $ 16,476,117
(a)
$ — $ (366) $ 28 $ 30,441,661 30,426,447 $ 386,405
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1 179,456
(a)
— — — 179,457 179,457 6,622 —
$ — $ (366) $ 28
$ 30,621,118
$ 393,027 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI Turkey ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
9
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 1 03/20/26 $ 80 $ 9,561
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 9,561 $ — $ — $ — $ 9,561
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 23,194 $ — $ — $ — $ 23,194
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 9,873 $ — $ — $ — $ 9,873
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 40,093
a

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Turkey ETF
10
2026
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 65,126,056  $ 280,951,646  $ —  $ 346,077,702
Short-Term Securities
Money Market Funds ...................................... 30,621,118  —  —  30,621,118
$ 95,747,174  $ 280,951,646  $ —  $ 376,698,820
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 9,561  $ —  $ —  $ 9,561
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .9%
Axon Enterprise, Inc.
(a) (b)
.................... 6,763 $ 3,668,251
Boeing Co. (The)
(a)
........................ 12,018 2,734,456
Curtiss-Wright Corp. ....................... 4,222 2,956,793
FTAI Aviation Ltd. ......................... 10,222 3,125,888
General Dynamics Corp. .................... 8,540 3,049,207
General Electric Co. ....................... 8,888 3,042,007
HEICO Corp. ........................... 3,579 1,143,347
HEICO Corp. , Class A ...................... 6,767 1,624,825
Howmet Aerospace, Inc.
(b)
................... 11,524 3,025,396
L3Harris Technologies, Inc. .................. 8,493 3,096,038
Lockheed Martin Corp. ..................... 4,496 2,958,728
Northrop Grumman Corp. ................... 4,155 3,009,799
Rocket Lab Corp.
(a)
....................... 41,801 2,888,449
RTX Corp. ............................. 14,371 2,911,852
Textron, Inc. ............................ 29,373 2,897,646
TransDigm Group, Inc. ..................... 2,256 2,939,094
45,071,776
a
Air Freight & Logistics  —  0 .8%
CH Robinson Worldwide, Inc. ................ 16,491 3,054,958
Expeditors International of Washington, Inc. ....... 19,857 2,879,860
FedEx Corp. ............................ 7,718 2,986,866
United Parcel Service, Inc. , Class B ............ 25,326 2,936,803
11,858,487
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 35,585 2,616,921
a
Automobiles  —  0 .7%
Ford Motor Co. .......................... 208,240 2,934,102
General Motors Co. ....................... 36,327 2,859,298
Rivian Automotive, Inc. , Class A
(a) (b)
............. 177,922 2,727,544
Tesla, Inc.
(a)
............................. 7,138 2,873,116
11,394,060
a
Banks  —  2 .7%
Bank of America Corp. ..................... 55,870 2,784,002
Citigroup, Inc. ........................... 26,486 2,918,492
Citizens Financial Group, Inc. ................ 46,344 2,789,445
Fifth Third Bancorp ....................... 55,775 2,759,189
First Citizens BancShares, Inc. , Class A .......... 1,466 2,782,688
Huntington Bancshares, Inc. ................. 171,820 2,886,576
JPMorgan Chase & Co. .................... 9,495 2,851,349
KeyCorp ............................... 141,133 2,927,098
M&T Bank Corp. ......................... 12,851 2,788,410
Pinnacle Financial Partners, Inc. ............... 30,328 2,752,569
PNC Financial Services Group, Inc. (The) ........ 12,783 2,714,470
Regions Financial Corp. .................... 99,207 2,760,931
Truist Financial Corp. ...................... 58,702 2,894,596
U.S. Bancorp ........................... 50,418 2,755,848
Wells Fargo & Co. ........................ 33,542 2,731,996
42,097,659
a
Beverages  —  1 .0%
Coca-Cola Co. (The) ...................... 36,639 2,988,277
Constellation Brands, Inc. , Class A ............. 19,282 3,043,857
Keurig Dr Pepper, Inc. ..................... 100,873 3,054,434
Monster Beverage Corp.
(a)
................... 35,046 2,989,424
PepsiCo, Inc. ........................... 18,069 3,067,032
15,143,024
a
Biotechnology  —  2 .4%
AbbVie, Inc. ............................ 12,785 2,967,143
Alnylam Pharmaceuticals, Inc.
(a)
............... 8,812 2,933,691
Security Shares Value
a
Biotechnology (continued)
Amgen, Inc. ............................ 7,820 $ 3,035,411
Biogen, Inc.
(a)
........................... 14,909 2,859,844
Gilead Sciences, Inc. ...................... 18,842 2,806,516
Incyte Corp.
(a)
........................... 28,764 2,912,930
Insmed, Inc.
(a)
........................... 19,443 2,903,423
Natera, Inc.
(a)
........................... 13,840 2,879,274
Neurocrine Biosciences, Inc.
(a)
................ 22,858 3,022,971
Regeneron Pharmaceuticals, Inc. .............. 3,667 2,866,384
Revolution Medicines, Inc.
(a)
.................. 29,038 2,962,457
United Therapeutics Corp.
(a)
.................. 6,048 3,047,587
Vertex Pharmaceuticals, Inc.
(a)
................ 6,118 3,039,606
38,237,237
a
Broadline Retail  —  0 .6%
Amazon.com, Inc.
(a)
....................... 14,356 3,014,760
eBay, Inc. .............................. 36,546 3,320,569
MercadoLibre, Inc.
(a)
....................... 1,477 2,595,946
8,931,275
a
Building Products  —  1 .4%
Allegion PLC ............................ 17,878 2,881,040
Builders FirstSource, Inc.
(a)
.................. 25,592 2,668,990
Carlisle Companies, Inc. .................... 7,156 2,824,974
Carrier Global Corp. ....................... 44,092 2,839,525
Johnson Controls International PLC ............ 20,461 2,952,522
Lennox International, Inc. ................... 5,163 2,942,600
Masco Corp. ............................ 38,514 2,758,373
Trane Technologies PLC .................... 6,177 2,855,750
22,723,774
a
Capital Markets  —  4 .9%
Ameriprise Financial, Inc. ................... 6,175 2,902,991
Ares Management Corp. , Class A .............. 22,783 2,551,924
Bank of New York Mellon Corp. (The) ........... 24,714 2,943,437
BlackRock, Inc.
(c)
......................... 2,722 2,894,112
Blackstone, Inc. .......................... 22,695 2,572,932
Carlyle Group, Inc. (The) .................... 54,687 2,843,177
Cboe Global Markets, Inc. ................... 10,323 3,094,010
Charles Schwab Corp. (The) ................. 31,898 3,036,690
CME Group, Inc. , Class A ................... 9,655 3,084,773
Coinbase Global, Inc. , Class A
(a)
............... 17,564 3,088,629
Goldman Sachs Group, Inc. (The) ............. 3,214 2,762,658
Interactive Brokers Group, Inc. , Class A .......... 39,953 2,844,254
Intercontinental Exchange, Inc. ............... 19,401 3,184,286
KKR & Co., Inc. .......................... 28,578 2,505,719
LPL Financial Holdings, Inc. .................. 9,132 2,743,070
Moody's Corp. ........................... 7,008 3,346,951
Morgan Stanley .......................... 17,391 2,895,775
MSCI, Inc. , Class A ....................... 5,681 3,248,566
Nasdaq, Inc. ............................ 37,109 3,250,006
Northern Trust Corp. ....................... 19,944 2,853,787
Raymond James Financial, Inc. ............... 18,642 2,853,717
Robinhood Markets, Inc. , Class A
(a)
............. 38,595 2,927,431
S&P Global, Inc. ......................... 7,196 3,179,769
State Street Corp. ........................ 23,213 2,985,656
T Rowe Price Group, Inc. ................... 31,130 2,945,832
Tradeweb Markets, Inc. , Class A ............... 25,560 3,150,398
76,690,550
a
Chemicals  —  2 .2%
Air Products and Chemicals, Inc. .............. 10,741 2,960,971
CF Industries Holdings, Inc. .................. 30,976 3,083,351
Corteva, Inc. ............................ 38,658 3,097,279
Dow, Inc. .............................. 94,910 2,916,584
DuPont de Nemours, Inc. ................... 57,883 2,896,465

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Chemicals (continued)
Ecolab, Inc. ............................ 9,554 $ 2,945,976
International Flavors & Fragrances, Inc. .......... 35,909 2,952,797
Linde PLC ............................. 5,984 3,040,351
LyondellBasell Industries N.V. , Class A .......... 53,352 3,068,807
PPG Industries, Inc. ....................... 22,540 2,778,506
RPM International, Inc. ..................... 24,822 2,832,687
Sherwin-Williams Co. (The) .................. 7,949 2,882,228
35,456,002
a
Commercial Services & Supplies  —  1 .3%
Cintas Corp. ............................ 14,900 2,996,837
Copart, Inc.
(a)
........................... 77,584 2,955,174
Republic Services, Inc. , Class A ............... 13,197 3,022,113
Rollins, Inc. ............................. 48,708 2,965,830
Veralto Corp. ............................ 31,693 3,087,849
Waste Connections, Inc. .................... 18,184 3,130,012
Waste Management, Inc. .................... 12,501 3,010,741
21,168,556
a
Communications Equipment  —  1 .1%
Arista Networks, Inc.
(a)
..................... 20,376 2,720,196
Ciena Corp.
(a) (b)
.......................... 9,616 3,353,099
Cisco Systems, Inc. ....................... 37,641 2,990,954
F5, Inc.
(a)
.............................. 10,724 2,910,065
Lumentum Holdings, Inc.
(a)
.................. 3,929 2,753,875
Motorola Solutions, Inc. .................... 6,311 3,043,543
17,771,732
a
Construction & Engineering  —  0 .8%
AECOM ............................... 32,091 3,144,276
Comfort Systems USA, Inc. .................. 2,169 3,100,304
EMCOR Group, Inc. ....................... 3,639 2,636,892
Quanta Services, Inc. ...................... 5,539 3,118,900
12,000,372
a
Construction Materials  —  0 .8%
Amrize Ltd.
(a) (b)
........................... 50,664 3,292,653
CRH PLC .............................. 23,870 2,863,923
Martin Marietta Materials, Inc. ................ 4,345 2,939,697
Vulcan Materials Co. ...................... 9,432 2,923,920
12,020,193
a
Consumer Finance  —  0 .7%
American Express Co. ..................... 8,677 2,680,325
Capital One Financial Corp. .................. 14,656 2,867,300
SoFi Technologies, Inc.
(a)
.................... 150,696 2,676,361
Synchrony Financial ....................... 41,088 2,839,592
11,063,578
a
Consumer Staples Distribution & Retail  —  1 .5%
Casey's General Stores, Inc. ................. 4,365 2,992,600
Costco Wholesale Corp. .................... 2,818 2,848,406
Dollar General Corp. ...................... 19,518 3,049,492
Dollar Tree, Inc.
(a)
......................... 22,847 2,889,689
Kroger Co. (The) ......................... 41,943 2,862,190
Sysco Corp. ............................ 32,411 2,954,587
Target Corp. ............................ 25,054 2,850,895
Walmart, Inc. ............................ 22,091 2,826,544
23,274,403
a
Containers & Packaging  —  1 .1%
Amcor PLC ............................. 59,125 2,863,424
Avery Dennison Corp. ...................... 14,996 2,944,465
Ball Corp. .............................. 43,742 2,936,400
International Paper Co. ..................... 60,329 2,627,328
Packaging Corp. of America ................. 12,084 2,805,180
Security Shares Value
a
Containers & Packaging (continued)
Smurfit Westrock PLC ..................... 57,659 $ 2,710,549
16,887,346
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 23,461 2,797,959
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 39,950 2,982,268
a
Diversified Telecommunication Services  —  0 .7%
AST SpaceMobile, Inc. , Class A
(a)
.............. 35,212 2,788,438
AT&T, Inc. .............................. 101,276 2,836,741
Comcast Corp. , Class A .................... 92,132 2,852,407
Verizon Communications, Inc. ................ 59,514 2,984,032
11,461,618
a
Electric Utilities  —  3 .2%
Alliant Energy Corp. ....................... 41,791 3,023,161
American Electric Power Co., Inc. .............. 22,177 2,967,726
Constellation Energy Corp. .................. 9,612 3,170,807
Duke Energy Corp. ....................... 22,506 2,944,910
Edison International ....................... 40,678 3,040,274
Entergy Corp. ........................... 27,808 2,978,515
Evergy, Inc. ............................. 36,284 3,035,519
Eversource Energy ....................... 40,196 3,063,337
Exelon Corp. ............................ 61,210 3,028,059
FirstEnergy Corp. ........................ 60,227 3,081,213
NextEra Energy, Inc. ...................... 31,373 2,941,846
NRG Energy, Inc. ......................... 16,837 3,013,149
Oklo, Inc. , Class A
(a) (b)
...................... 43,172 2,717,677
PG&E Corp. ............................ 161,824 3,074,656
PPL Corp. ............................. 77,818 3,033,346
Southern Co. (The) ....................... 31,570 3,074,287
Xcel Energy, Inc. ......................... 36,085 3,008,046
51,196,528
a
Electrical Equipment  —  1 .5%
AMETEK, Inc. ........................... 12,390 2,963,936
Bloom Energy Corp. , Class A
(a)
................ 20,081 3,126,009
Eaton Corp. PLC ......................... 7,393 2,779,177
Emerson Electric Co. ...................... 19,602 2,955,002
GE Vernova, Inc. ......................... 3,547 3,098,659
Hubbell, Inc. , Class B ...................... 5,526 2,827,267
Rockwell Automation, Inc. ................... 7,523 3,065,246
Vertiv Holdings Co. , Class A ................. 11,945 3,044,661
23,859,957
a
Electronic Equipment, Instruments & Components  —  1 .9%
Amphenol Corp. , Class A ................... 19,461 2,842,474
CDW Corp. ............................. 23,534 2,886,210
Coherent Corp.
(a)
......................... 13,228 3,425,126
Corning, Inc. ............................ 22,224 3,342,045
Flex Ltd.
(a)
.............................. 45,167 2,846,424
Jabil, Inc. .............................. 11,279 2,988,822
Keysight Technologies, Inc.
(a)
................. 12,433 3,821,034
TE Connectivity PLC ...................... 12,225 2,813,584
Teledyne Technologies, Inc.
(a)
................. 4,488 3,056,777
Zebra Technologies Corp. , Class A
(a)
............ 11,184 2,504,768
30,527,264
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 48,643 3,174,442
Halliburton Co. .......................... 87,072 3,134,592
SLB Ltd. ............................... 58,757 3,016,585
9,325,619
a

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Entertainment  —  1 .6%
Electronic Arts, Inc. ....................... 14,585 $ 2,925,313
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 33,855 3,100,779
Live Nation Entertainment, Inc.
(a)
.............. 18,628 3,020,344
Netflix, Inc.
(a) (b)
........................... 37,748 3,632,868
ROBLOX Corp. , Class A
(a)
................... 46,366 3,183,490
Take-Two Interactive Software, Inc.
(a)
............ 15,258 3,226,762
Walt Disney Co. (The) ..................... 27,733 2,940,807
Warner Bros Discovery, Inc.
(a)
................ 101,758 2,866,523
24,896,886
a
Financial Services  —  2 .8%
Affirm Holdings, Inc. , Class A
(a)
................ 56,997 2,677,719
Apollo Global Management, Inc. ............... 24,525 2,565,315
Berkshire Hathaway, Inc. , Class B
(a)
............ 5,995 3,027,175
Block, Inc. , Class A
(a)
...................... 58,447 3,723,074
Corpay, Inc.
(a)
........................... 8,605 2,797,486
Equitable Holdings, Inc. .................... 33,709 1,355,776
Fidelity National Information Services, Inc. ........ 63,366 3,229,131
Fiserv, Inc.
(a)
............................ 46,238 2,880,165
Global Payments, Inc. ..................... 42,278 3,232,576
Jack Henry & Associates, Inc. ................ 18,893 3,069,357
Mastercard, Inc. , Class A .................... 5,804 3,001,887
PayPal Holdings, Inc. ...................... 71,982 3,326,288
Rocket Companies, Inc. , Class A .............. 160,490 2,919,313
Toast, Inc. , Class A
(a)
...................... 107,311 2,930,663
Visa, Inc. , Class A ........................ 9,519 3,047,413
43,783,338
a
Food Products  —  1 .7%
Archer-Daniels-Midland Co. .................. 42,683 2,946,834
Bunge Global SA ......................... 23,906 2,884,259
General Mills, Inc. ........................ 64,055 2,897,208
Hershey Co. (The) ........................ 13,220 3,123,622
Hormel Foods Corp. ....................... 125,281 3,207,194
Kraft Heinz Co. (The) ...................... 128,481 3,161,917
McCormick & Co., Inc. , NVS ................. 41,911 2,977,357
Mondelez International, Inc. , Class A ............ 48,404 2,980,718
Tyson Foods, Inc. , Class A .................. 47,212 3,068,308
27,247,417
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 15,996 2,987,893
a
Ground Transportation  —  1 .1%
CSX Corp. ............................. 70,936 3,028,258
JB Hunt Transport Services, Inc. .............. 13,060 3,048,334
Norfolk Southern Corp. ..................... 9,213 2,899,700
Old Dominion Freight Line, Inc. ............... 15,038 3,053,466
Uber Technologies, Inc.
(a)
................... 41,241 3,110,396
Union Pacific Corp. ....................... 11,006 2,916,370
18,056,524
a
Health Care Equipment & Supplies  —  3 .2%
Abbott Laboratories ....................... 25,885 3,011,720
Becton Dickinson & Co. .................... 16,546 2,920,038
Boston Scientific Corp.
(a)
.................... 38,451 2,954,959
Cooper Companies, Inc. (The)
(a)
............... 35,721 2,988,776
Dexcom, Inc.
(a)
.......................... 41,431 3,042,278
Edwards Lifesciences Corp.
(a)
................ 37,003 3,199,649
GE HealthCare Technologies, Inc. ............. 35,758 3,013,327
Hologic, Inc.
(a)
........................... 38,921 2,933,087
IDEXX Laboratories, Inc.
(a)
................... 4,659 3,059,705
Insulet Corp.
(a)
........................... 11,868 2,926,767
Intuitive Surgical, Inc.
(a)
..................... 5,903 2,972,219
Medtronic PLC .......................... 30,330 2,962,028
Security Shares Value
a
Health Care Equipment & Supplies (continued)
ResMed, Inc. ........................... 11,345 $ 2,907,270
Solventum Corp.
(a)
........................ 39,683 2,944,479
STERIS PLC ............................ 11,905 3,004,227
Stryker Corp. ........................... 7,850 3,041,561
Zimmer Biomet Holdings, Inc. ................ 30,040 2,957,138
50,839,228
a
Health Care Providers & Services  —  2 .4%
Cardinal Health, Inc. ....................... 13,001 2,980,219
Cencora, Inc. ........................... 8,157 3,035,546
Centene Corp.
(a)
......................... 71,620 3,214,306
Cigna Group (The) ........................ 10,168 2,946,890
CVS Health Corp. ........................ 37,731 3,014,707
Elevance Health, Inc. ...................... 8,590 2,748,800
HCA Healthcare, Inc. ...................... 5,430 2,876,271
Humana, Inc. ........................... 15,867 3,023,298
Labcorp Holdings, Inc. ..................... 10,511 3,038,940
McKesson Corp. ......................... 3,089 3,049,986
Quest Diagnostics, Inc. ..................... 14,240 3,017,598
UnitedHealth Group, Inc. .................... 10,200 2,991,354
Universal Health Services, Inc. , Class B ......... 12,201 2,514,626
38,452,541
a
Health Care REITs  —  0 .6%
Healthpeak Properties, Inc. .................. 171,310 3,028,761
Ventas, Inc. ............................ 33,615 2,896,268
Welltower, Inc. ........................... 13,459 2,787,628
8,712,657
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 16,532 3,008,989
a
Hotels, Restaurants & Leisure  —  3 .3%
Airbnb, Inc. , Class A
(a)
...................... 23,398 3,161,304
Booking Holdings, Inc. ..................... 707 2,997,220
Carnival Corp. ........................... 88,697 2,798,390
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 76,780 2,857,752
Darden Restaurants, Inc. ................... 13,246 2,832,657
Domino's Pizza, Inc. ....................... 7,817 3,146,421
DoorDash, Inc. , Class A
(a)
................... 17,965 3,170,283
DraftKings, Inc. , Class A
(a)
................... 130,090 3,101,346
Expedia Group, Inc. ....................... 14,598 3,148,643
Flutter Entertainment PLC , Class DI
(a)
........... 23,701 2,515,624
Hilton Worldwide Holdings, Inc. ............... 9,177 2,861,205
Hyatt Hotels Corp. , Class A .................. 17,229 2,782,483
Las Vegas Sands Corp. .................... 50,980 2,891,586
Marriott International, Inc. , Class A ............. 8,072 2,758,445
McDonald's Corp. ........................ 8,805 3,003,033
Royal Caribbean Cruises Ltd. ................ 8,987 2,794,597
Starbucks Corp. .......................... 30,631 3,002,451
Yum! Brands, Inc. ........................ 17,973 3,022,340
52,845,780
a
Household Durables  —  0 .9%
DR Horton, Inc. .......................... 17,551 2,815,005
Garmin Ltd. ............................. 13,428 3,395,001
Lennar Corp. , Class A ...................... 24,394 2,789,698
NVR, Inc.
(a)
............................. 394 2,962,009
PulteGroup, Inc. ......................... 20,189 2,769,931
14,731,644
a
Household Products  —  0 .9%
Church & Dwight Co., Inc. ................... 28,714 3,010,950
Clorox Co. (The) ......................... 23,656 3,008,097
Colgate-Palmolive Co. ..................... 30,018 2,975,985
Kimberly-Clark Corp. ...................... 26,880 2,995,507

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Household Products (continued)
Procter & Gamble Co. (The) ................. 17,862 $ 2,986,526
14,977,065
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp. ............................ 16,800 2,921,352
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 17,555 2,902,192
Honeywell International, Inc. ................. 12,064 2,938,670
5,840,862
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 20,427 2,912,277
a
Insurance  —  4 .3%
Aflac, Inc. .............................. 26,542 2,997,388
Allstate Corp. (The) ....................... 13,514 2,899,023
American International Group, Inc. ............. 36,779 2,960,342
Aon PLC , Class A ........................ 9,092 3,050,093
Arch Capital Group Ltd.
(a)
................... 28,808 2,885,121
Arthur J Gallagher & Co. .................... 13,803 3,149,845
Brown & Brown, Inc. ....................... 43,037 3,090,917
Chubb Ltd. ............................. 8,709 2,968,550
Cincinnati Financial Corp. ................... 17,541 2,876,373
Erie Indemnity Co. , Class A , NVS .............. 10,336 2,784,932
Everest Group Ltd. ........................ 8,530 2,861,730
Fidelity National Financial, Inc. ................ 49,427 2,613,700
Hartford Insurance Group, Inc. (The) ............ 21,335 3,004,608
Loews Corp. ............................ 27,385 3,012,898
Markel Group, Inc.
(a)
....................... 1,399 2,899,385
Marsh & McLennan Companies, Inc. ............ 16,881 3,152,358
MetLife, Inc. ............................ 39,016 2,811,883
Principal Financial Group, Inc. ................ 33,221 3,169,948
Progressive Corp. (The) .................... 14,092 3,010,897
Prudential Financial, Inc. .................... 28,279 2,782,088
Travelers Companies, Inc. (The) ............... 9,710 2,996,894
W R Berkley Corp. ........................ 41,086 2,945,866
Willis Towers Watson PLC ................... 10,011 3,055,057
67,979,896
a
Interactive Media & Services  —  1 .0%
Alphabet, Inc. , Class A ..................... 5,082 1,584,364
Alphabet, Inc. , Class C , NVS ................. 4,432 1,380,258
Meta Platforms, Inc. , Class A ................. 4,531 2,936,904
Pinterest, Inc. , Class A
(a)
.................... 188,604 3,230,786
Reddit, Inc. , Class A
(a) (b)
..................... 20,974 3,058,219
Snap, Inc. , Class A , NVS
(a)
.................. 619,866 3,229,502
15,420,033
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 13,247 2,764,914
Cloudflare, Inc. , Class A
(a)
................... 15,070 2,594,903
Cognizant Technology Solutions Corp. , Class A ..... 44,657 2,877,251
CoreWeave, Inc. , Class A
(a) (b)
................. 32,059 2,550,614
Gartner, Inc.
(a)
........................... 18,708 2,940,898
GoDaddy, Inc. , Class A
(a)
.................... 32,059 2,794,262
International Business Machines Corp. .......... 11,284 2,710,530
MongoDB, Inc. , Class A
(a)
................... 8,242 2,707,250
Okta, Inc. , Class A
(a)
....................... 35,451 2,570,197
Snowflake, Inc. , Class A
(a)
................... 16,501 2,778,933
Twilio, Inc. , Class A
(a)
...................... 26,928 3,257,211
VeriSign, Inc. ........................... 13,478 3,072,175
33,619,138
a
Security Shares Value
a
Life Sciences Tools & Services  —  1 .5%
Agilent Technologies, Inc. ................... 23,630 $ 2,868,209
Danaher Corp. .......................... 14,202 2,991,509
Illumina, Inc.
(a)
........................... 25,117 3,377,232
IQVIA Holdings, Inc.
(a)
...................... 17,820 3,186,394
Mettler-Toledo International, Inc.
(a)
............. 2,178 2,976,651
Thermo Fisher Scientific, Inc. ................. 5,834 3,040,156
Waters Corp.
(a)
.......................... 9,148 2,921,688
West Pharmaceutical Services, Inc. ............ 11,984 3,048,011
24,409,850
a
Machinery  —  3 .3%
Caterpillar, Inc. .......................... 3,791 2,816,068
CNH Industrial N.V. ....................... 226,502 2,785,975
Cummins, Inc. ........................... 4,898 2,859,795
Deere & Co. ............................ 4,850 3,054,093
Dover Corp. ............................ 12,462 2,810,181
Fortive Corp. ............................ 51,836 3,068,691
Graco, Inc. ............................. 30,883 2,900,531
IDEX Corp. ............................. 14,028 2,938,445
Illinois Tool Works, Inc. ..................... 9,931 2,886,246
Ingersoll Rand, Inc. ....................... 29,729 2,798,688
Nordson Corp. ........................... 9,893 2,903,002
Otis Worldwide Corp. ...................... 31,778 2,941,372
PACCAR, Inc. ........................... 23,098 2,912,427
Parker-Hannifin Corp. ...................... 2,882 2,908,457
Pentair PLC ............................ 29,441 2,920,253
Snap-on, Inc. ........................... 7,636 2,941,540
Westinghouse Air Brake Technologies Corp. ....... 11,208 2,958,352
Xylem, Inc. ............................. 22,862 2,962,001
52,366,117
a
Media  —  1 .2%
Charter Communications, Inc. , Class A
(a) (b)
........ 12,318 2,890,172
EchoStar Corp. , Class A
(a)
................... 25,898 2,991,996
Fox Corp. , Class A , NVS .................... 30,737 1,731,723
Fox Corp. , Class B ........................ 23,177 1,198,946
News Corp. , Class A , NVS .................. 126,666 3,076,717
Omnicom Group, Inc. ...................... 43,047 3,671,479
Trade Desk, Inc. (The) , Class A
(a)
.............. 115,647 2,754,711
18,315,744
a
Metals & Mining  —  0 .9%
Freeport-McMoRan, Inc. .................... 47,853 3,257,832
Newmont Corp. .......................... 23,850 3,100,500
Nucor Corp. ............................ 15,982 2,826,896
Reliance, Inc. ........................... 8,643 2,728,077
Steel Dynamics, Inc. ....................... 15,157 2,927,271
14,840,576
a
Mortgage REITs  —  0 .2%
Annaly Capital Management, Inc. .............. 129,932 3,019,620
a
Multi-Utilities  —  1 .9%
Ameren Corp. ........................... 26,258 2,974,506
CenterPoint Energy, Inc. .................... 69,344 3,016,464
CMS Energy Corp. ........................ 38,942 3,040,202
Consolidated Edison, Inc. ................... 25,637 2,884,675
Dominion Energy, Inc. ...................... 44,819 2,829,872
DTE Energy Co. ......................... 20,433 3,028,988
NiSource, Inc. ........................... 63,012 2,980,468
Public Service Enterprise Group, Inc. ........... 33,327 2,868,455
Sempra ............................... 31,312 3,014,406
WEC Energy Group, Inc. .................... 25,188 2,945,988
29,584,024
a

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Oil, Gas & Consumable Fuels  —  3 .7%
Cheniere Energy, Inc. ...................... 13,241 $ 3,121,301
Chevron Corp. ........................... 15,999 2,987,973
ConocoPhillips .......................... 26,776 3,038,005
Coterra Energy, Inc. ....................... 94,118 2,879,069
Devon Energy Corp. ....................... 66,179 2,880,772
Diamondback Energy, Inc. ................... 17,489 3,044,485
EOG Resources, Inc. ...................... 23,908 2,966,505
EQT Corp. ............................. 50,681 3,112,827
Expand Energy Corp. ...................... 28,693 3,096,548
Exxon Mobil Corp. ........................ 19,678 3,000,895
Kinder Morgan, Inc. ....................... 91,697 3,050,759
Marathon Petroleum Corp. .................. 14,585 2,890,893
Occidental Petroleum Corp. .................. 64,209 3,408,214
ONEOK, Inc. ............................ 34,295 2,838,597
Phillips 66 .............................. 18,515 2,857,420
Targa Resources Corp. ..................... 13,036 3,073,889
Texas Pacific Land Corp. .................... 6,837 3,584,571
Valero Energy Corp. ....................... 14,842 3,037,267
Williams Companies, Inc. (The) ............... 40,789 3,047,754
57,917,744
a
Passenger Airlines  —  0 .3%
Delta Air Lines, Inc. ....................... 41,321 2,714,790
United Airlines Holdings, Inc.
(a)
................ 25,688 2,730,634
5,445,424
a
Personal Care Products  —  0 .4%
Estee Lauder Companies, Inc. (The) , Class A ...... 26,076 2,854,540
Kenvue, Inc. ............................ 158,181 3,024,421
5,878,961
a
Pharmaceuticals  —  1 .3%
Bristol-Myers Squibb Co. .................... 48,744 3,040,163
Eli Lilly & Co. ........................... 2,821 2,967,664
Johnson & Johnson ....................... 11,891 2,954,081
Merck & Co., Inc. ......................... 23,840 2,951,869
Pfizer, Inc. ............................. 109,340 3,023,251
Royalty Pharma PLC , Class A ................ 64,466 2,978,974
Zoetis, Inc. , Class A ....................... 23,038 3,020,282
20,936,284
a
Professional Services  —  1 .8%
Automatic Data Processing, Inc. ............... 13,406 2,873,710
Broadridge Financial Solutions, Inc. ............ 17,250 3,206,257
Equifax, Inc. ............................ 15,409 3,219,865
Jacobs Solutions, Inc. ...................... 21,453 2,957,511
Leidos Holdings, Inc. ...................... 17,989 3,149,874
Paychex, Inc. ........................... 30,999 2,903,056
SS&C Technologies Holdings, Inc. ............. 40,774 3,069,874
TransUnion ............................. 39,061 3,068,242
Verisk Analytics, Inc. , Class A ................. 16,553 3,435,906
27,884,295
a
Real Estate Management & Development  —  0 .6%
CBRE Group, Inc. , Class A
(a)
................. 20,682 3,053,904
CoStar Group, Inc.
(a)
....................... 64,055 2,858,775
Zillow Group, Inc. , Class C , NVS
(a)
............. 66,590 2,971,246
8,883,925
a
Residential REITs  —  1 .3%
AvalonBay Communities, Inc. ................ 16,464 2,917,915
Equity Residential ........................ 46,004 2,907,913
Essex Property Trust, Inc. ................... 11,542 2,944,480
Invitation Homes, Inc. ...................... 109,004 2,871,165
Mid-America Apartment Communities, Inc. ........ 21,884 2,929,392
Sun Communities, Inc. ..................... 22,632 3,088,363
Security Shares Value
a
Residential REITs (continued)
UDR, Inc. .............................. 80,015 $ 3,000,562
20,659,790
a
Retail REITs  —  0 .7%
Kimco Realty Corp. ....................... 126,942 2,989,484
Realty Income Corp. ....................... 43,886 2,940,362
Regency Centers Corp. .................... 37,867 2,991,493
Simon Property Group, Inc. .................. 14,312 2,917,501
11,838,840
a
Semiconductors & Semiconductor Equipment  —  4 .0%
Advanced Micro Devices, Inc.
(a)
............... 14,369 2,876,817
Analog Devices, Inc. ....................... 8,605 3,061,573
Applied Materials, Inc. ..................... 8,085 3,010,045
Astera Labs, Inc.
(a)
........................ 23,601 2,804,507
Broadcom, Inc. .......................... 8,756 2,797,980
Credo Technology Group Holding Ltd.
(a)
.......... 23,373 2,624,087
Entegris, Inc. ............................ 22,513 2,981,847
First Solar, Inc.
(a)
......................... 12,897 2,543,288
Intel Corp.
(a)
............................ 63,215 2,883,236
KLA Corp. .............................. 1,981 3,020,133
Lam Research Corp. ...................... 12,304 2,877,783
Marvell Technology, Inc. .................... 36,965 3,019,671
Microchip Technology, Inc. ................... 37,086 2,768,099
Micron Technology, Inc. ..................... 7,278 3,001,229
Monolithic Power Systems, Inc. ............... 2,478 2,831,710
NVIDIA Corp. ........................... 15,483 2,743,433
NXP Semiconductors N.V. ................... 11,898 2,700,965
ON Semiconductor Corp.
(a)
.................. 40,521 2,693,836
Qnity Electronics, Inc. ...................... 26,061 3,303,492
QUALCOMM, Inc. ........................ 20,438 2,909,554
Teradyne, Inc. ........................... 9,526 3,048,606
Texas Instruments, Inc. ..................... 12,910 2,738,340
63,240,231
a
Software  —  5 .4%
Adobe, Inc.
(a)
............................ 11,131 2,920,886
AppLovin Corp. , Class A
(a)
................... 7,757 3,372,511
Atlassian Corp. , Class A
(a) (b)
.................. 35,637 2,677,408
Autodesk, Inc.
(a)
.......................... 12,949 3,183,771
Cadence Design Systems, Inc.
(a)
.............. 10,259 3,092,062
Crowdstrike Holdings, Inc. , Class A
(a)
............ 7,044 2,620,227
Datadog, Inc. , Class A
(a)
.................... 23,817 2,666,551
Fair Isaac Corp.
(a)
......................... 2,161 3,045,627
Fortinet, Inc.
(a)
........................... 35,625 2,815,444
Gen Digital, Inc. .......................... 128,628 2,903,134
HubSpot, Inc.
(a)
.......................... 11,827 3,128,360
Intuit, Inc. .............................. 7,697 3,148,304
IREN Ltd.
(a)
............................. 71,207 2,915,927
Microsoft Corp. .......................... 7,200 2,827,728
Oracle Corp. ............................ 18,965 2,757,511
Palantir Technologies, Inc. , Class A
(a)
........... 21,910 3,005,833
Palo Alto Networks, Inc.
(a)
................... 17,830 2,655,243
PTC, Inc.
(a)
............................. 18,961 2,969,103
Roper Technologies, Inc. .................... 9,251 3,235,352
Salesforce, Inc. .......................... 15,816 3,080,799
Samsara, Inc. , Class A
(a)
.................... 111,612 3,225,587
ServiceNow, Inc.
(a)
........................ 27,535 2,974,055
Strategy, Inc. , Class A
(a)
.................... 22,736 2,944,312
Synopsys, Inc.
(a)
......................... 6,944 2,874,816
Trimble, Inc.
(a)
........................... 44,359 2,966,286
Tyler Technologies, Inc.
(a)
................... 9,362 3,320,608
Workday, Inc. , Class A
(a)
.................... 20,496 2,741,545
Zoom Communications, Inc. , Class A
(a)
.......... 32,770 2,423,014

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Software (continued)
Zscaler, Inc.
(a)
........................... 16,951 $ 2,491,627
84,983,631
a
Specialized REITs  —  2 .0%
American Tower Corp. ..................... 15,170 2,910,516
Crown Castle, Inc. ........................ 32,052 2,869,936
Digital Realty Trust, Inc. .................... 16,184 2,867,805
Equinix, Inc. ............................ 3,057 2,978,313
Extra Space Storage, Inc. ................... 19,753 2,983,296
Gaming and Leisure Properties, Inc. ............ 61,692 3,017,356
Iron Mountain, Inc. ........................ 26,817 2,905,086
Public Storage ........................... 9,669 2,968,963
SBA Communications Corp. , Class A ............ 14,333 2,883,226
VICI Properties, Inc. , Class A ................. 96,198 2,906,141
Weyerhaeuser Co. ........................ 109,580 2,687,997
31,978,635
a
Specialty Retail  —  2 .4%
AutoZone, Inc.
(a)
......................... 780 2,929,352
Best Buy Co., Inc. ........................ 44,463 2,755,372
Burlington Stores, Inc.
(a)
.................... 9,338 2,865,552
Carvana Co. , Class A
(a)
..................... 8,346 2,788,899
Dick's Sporting Goods, Inc. .................. 14,116 2,874,441
Home Depot, Inc. (The) .................... 7,699 2,931,163
Lowe's Companies, Inc. .................... 10,443 2,762,905
O'Reilly Automotive, Inc.
(a)
................... 31,623 2,968,767
Ross Stores, Inc. ......................... 14,669 3,016,533
TJX Companies, Inc. (The) .................. 18,406 2,975,514
Tractor Supply Co. ........................ 55,572 2,880,853
Ulta Beauty, Inc.
(a)
........................ 4,112 2,815,857
Williams-Sonoma, Inc. ..................... 13,766 2,830,978
37,396,186
a
Technology Hardware, Storage & Peripherals  —  1 .9%
Apple, Inc. ............................. 11,014 2,909,679
Dell Technologies, Inc. , Class C ............... 25,206 3,732,504
Everpure, Inc. , Class A
(a)
.................... 40,221 2,582,993
Hewlett Packard Enterprise Co. ............... 134,525 2,888,252
HP, Inc. ............................... 158,725 3,014,188
IonQ, Inc.
(a) (b)
............................ 88,184 3,383,620
NetApp, Inc. ............................ 29,057 2,877,515
Seagate Technology Holdings PLC ............. 7,023 2,864,260
Super Micro Computer, Inc.
(a)
................. 96,983 3,141,279
Western Digital Corp. ...................... 10,273 2,873,358
30,267,648
a
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .7%
Deckers Outdoor Corp.
(a)
.................... 24,811 $ 2,909,586
Lululemon Athletica, Inc.
(a)
................... 16,303 3,018,827
NIKE, Inc. , Class B ....................... 45,363 2,820,671
Tapestry, Inc. ............................ 18,991 2,952,531
11,701,615
a
Tobacco  —  0 .4%
Altria Group, Inc. ......................... 43,808 3,024,504
Philip Morris International, Inc. ................ 15,906 2,971,718
5,996,222
a
Trading Companies & Distributors  —  0 .9%
Fastenal Co. ............................ 63,697 2,932,610
Ferguson Enterprises, Inc. ................... 11,214 2,924,163
United Rentals, Inc. ....................... 3,379 2,838,360
Watsco, Inc. ............................ 6,895 2,877,490
WW Grainger, Inc. ........................ 2,563 2,933,943
14,506,566
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 21,519 2,927,230
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc. ........................ 13,284 2,883,824
a
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,359,030,261 ) ............................... 1,573,654,660
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (d) (e)
...................... 21,357,838 21,368,517
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 2,328,106 2,328,106
a
Total Short-Term Securities — 1.5%
(Cost: $ 23,687,749 ) ................................. 23,696,623
Total Investments — 101.2%
(Cost: $ 1,382,718,010 ) ............................... 1,597,351,283
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (19,032,375)
Net Assets — 100.0% ................................. $ 1,578,318,908
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 28,522,969 $ — $ (7,153,502)
(a)
$ 2,093 $ (3,043) $ 21,368,517 21,357,838 $ 32,804
(b)
$ —

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury,
SL Agency Shares $ 1,856,694 $ 471,412
(a)
$ — $ — $ — $ 2,328,106 2,328,106 $ 45,982 $ —
BlackRock, Inc. ... 2,806,579 615,352 (391,430) 151,669 (288,058) 2,894,112 2,722 25,294 —
$ — $ 153,762 $ (291,101)
$ 26,590,735
$ 104,080 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 4 03/20/26 $ 1,378 $ (2,043)
E-Mini S&P MidCap 400 Index ............................................................ 8 03/20/26 2,862 43,051
$ 41,008
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 43,051 $ — $ — $ — $ 43,051
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 2,043 $ — $ — $ — $ 2,043
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 165,178 $ — $ — $ — $ 165,178
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 10,501 $ — $ — $ — $ 10,501
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 3,628,843
a

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI USA Equal Weighted ETF
18
2026
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,573,654,660 $ — $ — $ 1,573,654,660
Short-Term Securities
Money Market Funds ...................................... 23,696,623 — — 23,696,623
$ 1,597,351,283 $ — $ — $ 1,597,351,283
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 43,051 $ — $ — $ 43,051
Liabilities
Equity Contracts ........................................... (2,043) — — (2,043)
$ 41,008 $ — $ — $ 41,008
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
February 28, 2026
See notes to financial statements.
iShares
MSCI Israel ETF
iShares
MSCI Turkey ETF
iShares
MSCI USA Equal
Weighted ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................... $ 841,802,951  $ 346,077,702  $ 1,570,760,548
Investments, at value — affiliated
(c)
........................................................ 15,319,384  30,621,118  26,590,735
Cash ............................................................................ —  31  18,311
Cash pledged:
Futures contracts .................................................................. —  3,000  243,000
Foreign currency collateral pledged:
(d)
Futures contracts .................................................................. 437,192  —  —
Foreign currency, at value
(e)
............................................................. 1,126,270  320,955  —
Receivables:
Investments sold .................................................................. 15,614,617  4,804,095  145,044,340
Securities lending income — affiliated .................................................... 16,788  78,575  4,528
Dividends — unaffiliated ............................................................. 68,188  —  1,687,991
Dividends — affiliated ............................................................... 2,498  486  6,512
Interest — unaffiliated ............................................................... 2,348  —  —
Total assets .......................................................................
874,390,236  381,905,962  1,744,355,965
LIABILITIES
Collateral on securities loaned ........................................................... 8,337,869  30,442,602  21,373,593
Payables:
Investments purchased .............................................................. 16,949,560  4,990,520  144,533,044
Deferred foreign capital gain tax ........................................................ 98,991  —  —
Investment advisory fees ............................................................. 329,072  141,067  107,180
Variation margin on futures contracts ..................................................... 17,297  210  23,240
Total liabilities ......................................................................
25,732,789  35,574,399  166,037,057
Commitments and contingent liabilities
NET ASSETS ......................................................................
$ 848,657,447  $ 346,331,563  $ 1,578,318,908
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................... $ 739,799,772  $ 634,577,691  $ 1,354,466,323
Accumulated earnings (loss) ............................................................ 108,857,675  (288,246,128) 223,852,585
NET ASSETS ......................................................................
$ 848,657,447  $ 346,331,563  $ 1,578,318,908
NET ASSET VALUE
Shares outstanding .................................................................. 7,150,000  8,450,000  14,600,000
Net asset value ..................................................................... $ 118.69  $ 40.99  $ 108.10
Shares authorized ................................................................... 500 million 200 million 500 million
Par value ......................................................................... $                    0.001 $                    0.001 $                    0.001
(a)
Securities loaned, at value ........................................................... $ 7,704,975  $ 28,885,718  $ 20,836,816
(b)
Investments, at cost — unaffiliated ...................................................... $ 651,717,009  $ 303,086,441  $ 1,356,564,683
(c)
Investments, at cost — affiliated ........................................................ $ 15,319,215  $ 30,620,304  $ 26,153,327
(d)
Foreign currency collateral pledged, at cost ................................................ $ 436,101  $ —  $ —
(e)
  Foreign currency, at cost ............................................................. $ 1,129,028  $ 322,611  $ —

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended February 28, 2026
See notes to financial statements.
iShares
MSCI Israel ETF
iShares
MSCI Turkey ETF
iShares
MSCI USA Equal
Weighted ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 3,590,790  $ 1,194,271  $ 12,543,090
Dividends — affiliated .............................................................. 9,427  6,622  71,276
Interest — unaffiliated .............................................................. 2,823  242  5,571
Securities lending income — affiliated — net ............................................... 89,196  386,405  32,804
Foreign taxes withheld ............................................................. (894,912) (172,375) (5,355)
Total investment income ..............................................................
2,797,324  1,415,165  12,647,386
EXPENSES
Investment advisory ............................................................... 1,576,986  592,600  653,346
Commitment costs ................................................................ 2,515  886  —
Interest expense ................................................................. 879  3,734  321
Total expenses .................................................................... 1,580,380  597,220  653,667
Net investment income ...............................................................
1,216,944  817,945  11,993,719
—  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................ (1,551,782) (4,534,378) 7,690,621
Investments — affiliated ........................................................... 3,212  (366) 2,093
Foreign currency transactions ....................................................... (18,965) (6,846) —
Futures contracts ............................................................... 293,738  23,194  165,178
In-kind redemptions — unaffiliated
(b)
................................................... —  386,506  68,346,340
In-kind redemptions — affiliated
(b)
.................................................... —  —  151,669
(1,273,797) (4,131,890) 76,355,901
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................ 127,049,492  47,656,359  2,579,228
Investments — affiliated ........................................................... (180) 28  (291,101)
Foreign currency translations ....................................................... 16,638  (1,356) —
Futures contracts ............................................................... (24,237) 9,873  10,501
127,041,713  47,664,904  2,298,628
Net realized and unrealized gain ........................................................
125,767,916  43,533,014  78,654,529
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 126,984,860  $ 44,350,959  $ 90,648,248
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........................... $ (4,640) $ —  $ —
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of reduction in deferred foreign capital gain tax of ........................................ $ 20,018  $ —  $ —

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI Israel ETF
iShares
MSCI Turkey ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 1,216,944  $ 3,279,756  $ 817,945  $ 3,225,103
Net realized gain (loss) ....................................... (1,273,797) 6,954,127  (4,131,890) (4,799,522)
Net change in unrealized appreciation (depreciation) ................... 127,041,713  72,038,299  47,664,904  (6,848,065)
Net increase (decrease) in net assets resulting from operations ..............
126,984,860  82,272,182  44,350,959  (8,422,484)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(5,660,871)
(b)
(2,973,066) (2,065,929)
(b)
(2,779,974)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
323,858,175  169,691,511  129,570,654  (33,722,207)
NET ASSETS
Total increase (decrease) in net assets .............................. 445,182,164  248,990,627  171,855,684  (44,924,665)
Beginning of period ...........................................
403,475,283  154,484,656  174,475,879  219,400,544
End of period ...............................................
$ 848,657,447  $ 403,475,283  $ 346,331,563  $ 174,475,879
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI USA Equal Weighted ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................................... $ 11,993,719  $ 19,743,659
Net realized gain ............................................................................... 76,355,901  40,397,339
Net change in unrealized appreciation (depreciation) ....................................................... 2,298,628  85,614,400
Net increase in net assets resulting from operations ..........................................................
90,648,248  145,755,398
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................
(14,191,311)
(b)
(17,388,853)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................
(63,454,818) 627,858,260
NET ASSETS
Total increase in net assets .......................................................................... 13,002,119  756,224,805
Beginning of period ...............................................................................
1,565,316,789  809,091,984
End of period ...................................................................................
$ 1,578,318,908  $ 1,565,316,789
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Israel ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period ......
$ 94.94  $ 67.17  $ 55.04  $ 66.35  $ 72.22  $ 56.70
Net investment income
(a)
.............. 0 .23  1 .07  0 .66  1 .04  1 .16  0 .26
Net realized and unrealized gain (loss)
(b)
....
24.61  27.74  12.25  (11.47) ( 5 .74 ) 15.38
Net increase (decrease) from investment
operations ........................
24.84  28.81  12.91  (10.43) ( 4 .58 ) 15.64
Distributions from net investment income
(c)
.... ( 1 .09 )
(d)
( 1 .04 ) ( 0 .78 ) ( 0 .88 ) ( 1 .29 ) ( 0 .12 )
Net asset value, end of period ...........
$ 118.69  $ 94.94  $ 67.17  $ 55.04  $ 66.35  $ 72.22
Total Return
(e)
– – – – – –
Based on net asset value ...............
26.28%
(f)
43.16% 23.62% (15.74) % ( 6 .38 ) % 27.59%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .55%
(h)
0 .59% 0 .59% 0 .59% 0 .58% 0 .57%
Net investment income .................
0 .42%
(h)
1 .34% 1 .13% 1 .82% 1 .64% 0 .40%
Supplemental Data
Net assets, end of period (000) ...........
$ 848,657  $ 403,475  $ 154,485  $ 143,116  $ 162,562  $ 162,485
Portfolio turnover rate
(i)
.................
10% 8% 7% 12% 13% 21%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Turkey ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period ......
$ 35.25  $ 37.19  $ 37.37  $ 22.60  $ 23.91  $ 19.99
Net investment income
(a)
.............. 0 .14  0 .64  0 .66  0 .74  0 .66  0 .70
Net realized and unrealized gain (loss)
(b)
....
5 .96  ( 1 .97 ) 0 .01  15.28  ( 1 .33 ) 3 .99
Net increase (decrease) from investment
operations ........................
6 .10  ( 1 .33 ) 0 .67  16.02  ( 0 .67 ) 4 .69
Distributions from net investment income
(c)
.... ( 0 .36 )
(d)
( 0 .61 ) ( 0 .85 ) ( 1 .25 ) ( 0 .64 ) ( 0 .77 )
Net asset value, end of period ...........
$ 40.99  $ 35.25  $ 37.19  $ 37.37  $ 22.60  $ 23.91
Total Return
(e)
– – – – – –
Based on net asset value ...............
17.48%
(f)
( 3 .40 ) % 1 .81% 72.12% ( 2 .41 ) % 23.59%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .55%
(h)
0 .59% 0 .59% 0 .59% 0 .58% 0 .57%
Net investment income .................
0 .76%
(h)
1 .87% 1 .74% 2 .37% 3 .23% 2 .98%
Supplemental Data
Net assets, end of period (000) ...........
$ 346,332  $ 174,476  $ 219,401  $ 226,086  $ 290,408  $ 301,262
Portfolio turnover rate
(i)
.................
5% 15% 14% 29% 18% 22%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Equal Weighted ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period .......
$ 102.64  $ 94.08  $ 79.36  $ 74.32  $ 87.61  $ 62.79
Net investment income
(a)
............... 0 .85  1 .58  1 .44  1 .27  1 .25  1 .03
Net realized and unrealized gain (loss)
(b)
.....
5 .61  8 .47  14.59  5 .05  (13.32) 24.72
Net increase (decrease) from investment
operations .........................
6 .46  10.05  16.03  6 .32  (12.07) 25.75
Distributions from net investment income
(c)
..... ( 1 .00 )
(d)
( 1 .49 ) ( 1 .31 ) ( 1 .28 ) ( 1 .22 ) ( 0 .93 )
Net asset value, end of period ............
$ 108.10  $ 102.64  $ 94.08  $ 79.36  $ 74.32  $ 87.61
Total Return
(e)
– – – – – –
Based on net asset value ................
6 .35%
(f)
10.80% 20.43% 8 .69% (13.93) % 41.36%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .09%
(h)
0 .09% 0 .09% 0 .09% 0 .10% 0 .15%
Total expenses after fees waived ...........
0 .09%
(h)
0 .09% 0 .09% 0 .09% 0 .09% 0 .15%
Net investment income ..................
1 .65%
(h)
1 .63% 1 .69% 1 .69% 1 .52% 1 .34%
Supplemental Data
Net assets, end of period (000) ............
$ 1,578,319  $ 1,565,317  $ 809,092  $ 555,533  $ 412,468  $ 473,092
Portfolio turnover rate
(i)
..................
18% 31% 26% 28% 27% 30%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)

2026
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
MSCI Israel ................................................................................................................ Non-diversified
MSCI Turkey ............................................................................................................... Non-diversified
MSCI USA Equal Weighted ..................................................................................................... Diversified

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI Israel
BNP Paribas SA ............................................. $ 112,056  $ (112,056) $ —  $ —
BofA Securities, Inc. .......................................... 1,100,568  (1,100,568) —  —
Goldman Sachs & Co. LLC ..................................... 3,403,273  (3,403,273) —  —
J.P. Morgan Securities LLC ..................................... 378,503  (378,503) —  —
Jefferies LLC ............................................... 11,893  (11,893) —  —
Morgan Stanley ............................................. 932,092  (932,092) —  —
National Financial Services LLC .................................. 695,014  (695,014) —  —
SG Americas Securities LLC .................................... 844,555  (844,555) —  —
UBS AG .................................................. 227,021  (227,021) —  —
$ 7,704,975  $ (7,704,975)
$ —
$ —
a
MSCI Turkey
BNP Paribas SA ............................................. 785,906  (785,906) —  —
BofA Securities, Inc. .......................................... 5,029,366  (5,029,366) —  —
Goldman Sachs & Co. LLC ..................................... 7,195,052  (7,195,052) —  —
HSBC Bank PLC ............................................ 6,966,301  (6,966,301) —  —
Morgan Stanley ............................................. 8,909,093  (8,909,093) —  —
$ 28,885,718  $ (28,885,718)
$ —
$ —
a
MSCI USA Equal Weighted
Barclays Bank PLC ........................................... 5,003,475  (4,825,250) —  178,225
BofA Securities, Inc. .......................................... 6,101  (6,101) —  —
Citigroup Global Markets, Inc. .................................... 30,711  (30,711) —  —
Goldman Sachs & Co. LLC ..................................... 3,400,239  (3,400,239) —  —
HSBC Bank PLC ............................................ 139,540  (139,540) —  —
J.P. Morgan Securities LLC ..................................... 4,682,702  (4,682,702) —  —
Morgan Stanley ............................................. 37,257  (37,257) —  —
UBS AG .................................................. 7,516,962  (7,516,962) —  —
Wells Fargo Bank NA ......................................... 19,829  (19,829) —  —
$ 20,836,816  $ (20,658,591)
$ —
$ 178,225
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the iShares MSCI Israel and iShares MSCI Turkey ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to the iShares MSCI USA Equal Weighted ETF, BFA is entitled to an annual investment advisory fee of 0.09%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to September 8, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI Israel ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral
(b)
The market value of the loaned securities is determined as of February 28, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $2 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7400%
Over $2 billion, up to and including $4 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6900
Over $4 billion, up to and including $8 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6400
Over $8 billion, up to and including $16 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5700
Over $16 billion, up to and including $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5100
Over $24 billion, up to and including $32 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800
Over $32 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4500
Over $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4275

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares MSCI USA Equal Weighted ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, the iShares MSCI Israel and iShares MSCI Turkey ETFs (the “Group 2 Funds”), retains 82% of securities lending income
(which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in a given calendar year exceeds a specific threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 28, 2026, in-kind transactions were as follows:
iShares ETF Amounts
MSCI Israel ............................................................................................................... $ 21,973
MSCI Turkey .............................................................................................................. 85,660
MSCI USA Equal Weighted .................................................................................................... 11,809
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Israel ............................................................................
$ 31,655 $ 14,567,346 $ (2,202,705)
MSCI USA Equal Weighted .................................................................
113,513,545 116,015,634 18,790,808
iShares ETF Purchases Sales
MSCI Israel ............................................................................................ $ 91,400,412  $ 60,225,111
MSCI Turkey ........................................................................................... 14,428,846  10,997,930
MSCI USA Equal Weighted ................................................................................. 267,433,949  270,594,018
iShares ETF In-kind Purchases  In-kind Sales
MSCI Israel ............................................................................................ $ 287,909,094  $ —

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
8. Income Tax Information
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares MSCI Israel ETF and iShares MSCI Turkey ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement
(“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of
0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”)
plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each
Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
iShares ETF In-kind Purchases  In-kind Sales
MSCI Turkey ........................................................................................... 126,735,256  1,683,373
MSCI USA Equal Weighted ................................................................................. 155,941,945  219,051,487
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
MSCI Israel ...............................................................................................................
$ (75,087,308)
MSCI Turkey ..............................................................................................................
(324,229,305)
MSCI USA Equal Weighted ....................................................................................................
(68,984,682)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Israel ..................................................... $ 670,129,737  $ 234,942,043  $ (47,989,748) $ 186,952,295
MSCI Turkey .................................................... 337,409,804  56,020,111  (16,721,534) 39,298,577
MSCI USA Equal Weighted .......................................... 1,384,347,833  279,788,601  (66,744,143) 213,044,458

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
Certain Funds invest a significant portion of their assets in issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds' investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
02/28/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI Israel
Shares sold ......................................................... 2,900,000  $ 323,858,175  2,500,000  $ 212,847,471
Shares redeemed ..................................................... —  —  (550,000) (43,155,960)
2,900,000  $ 323,858,175  1,950,000  $ 169,691,511
MSCI Turkey
Shares sold ......................................................... 3,550,000  $ 131,270,112  2,450,000  $ 82,335,201
Shares redeemed ..................................................... (50,000) (1,699,458) (3,400,000) (116,057,408)
3,500,000  $ 129,570,654  (950,000) $ (33,722,207)
MSCI USA Equal Weighted
Shares sold ......................................................... 1,500,000  $ 156,829,294  8,150,000  $ 769,354,873
Shares redeemed ..................................................... (2,150,000) (220,284,112) (1,500,000) (141,496,613)
(650,000) $ (63,454,818) 6,650,000  $ 627,858,260

Additional Information

2026
iShares Semi-Annual Financial Statements and Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares, Inc.
iShares Emerging Markets Equity Factor ETF | EMGF | Cboe BZX Exchange
iShares MSCI Emerging Markets ex China ETF | EMXC | NASDAQ

Page
2

iShares
®
Emerging Markets Equity Factor ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  3 .2%
Ambev SA ............................. 325,260 $ 1,032,279
B3 SA - Brasil Bolsa Balcao .................. 1,805,588 6,304,501
Banco do Brasil SA ....................... 493,236 2,592,941
BB Seguridade Participacoes SA .............. 233,648 1,580,594
CPFL Energia SA ......................... 246,751 2,423,469
CSN Mineracao SA ....................... 1,646,322 1,746,999
Embraer SA ............................ 233,281 4,205,565
NU Holdings Ltd. , Class A
(a)
.................. 501,010 7,505,130
Petroleo Brasileiro SA - Petrobras .............. 695,685 5,798,619
Suzano SA ............................. 236,327 2,673,747
TIM SA ............................... 809,508 4,405,593
Vale SA ............................... 647,783 11,179,043
Vibra Energia SA ......................... 246,125 1,436,469
WEG SA .............................. 159,138 1,542,799
54,427,748
a
Chile  —  0 .8%
Banco de Chile .......................... 6,648,902 1,371,347
Banco de Credito e Inversiones SA ............. 16,512 1,131,274
Cencosud SA ........................... 729,490 2,279,782
Colbun SA ............................. 12,028,504 2,003,326
Empresas CMPC SA ...................... 558,393 827,571
Enel Chile SA ........................... 45,937,278 3,845,126
Falabella SA ............................ 99,005 735,118
Latam Airlines Group SA .................... 7,402,750 208,027
Quinenco SA ............................ 80,604 406,382
12,807,953
a
China  —  22 .5%
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 364,500 1,299,490
3SBio, Inc.
(a) (b)
........................... 690,000 1,945,088
Agricultural Bank of China Ltd. , Class A .......... 2,387,200 2,226,850
Agricultural Bank of China Ltd. , Class H .......... 3,922,000 2,655,570
AIMA Technology Group Co. Ltd. , Class A ........ 138,100 589,124
Akeso, Inc.
(a) (b)
........................... 98,000 1,335,119
Alibaba Group Holding Ltd. .................. 2,478,048 44,844,589
All Winner Technology Co. Ltd. , Class A .......... 59,900 371,532
Aluminum Corp. of China Ltd. , Class H .......... 1,648,000 2,971,754
Anker Innovations Technology Co. Ltd. , Class A .... 64,600 909,089
Atour Lifestyle Holdings Ltd. , ADR ............. 90,665 3,560,415
Bank of Beijing Co. Ltd. , Class A .............. 1,709,000 1,342,619
Bank of China Ltd. , Class H .................. 15,164,000 8,973,284
Bank of Communications Co. Ltd. , Class A ........ 593,800 566,771
Bank of Communications Co. Ltd. , Class H ....... 2,082,000 1,822,108
Bank of Qingdao Co. Ltd. , Class A ............. 594,300 457,364
Bank of Shanghai Co. Ltd. , Class A ............. 1,205,100 1,700,280
Beijing Aosaikang Pharmaceutical Co. Ltd. , Class A .. 134,400 300,950
Beijing Compass Technology Development Co. Ltd. ,
Class A
(a)
............................. 98,235 1,659,322
Beijing Kingsoft Office Software, Inc. , Class A ...... 23,502 1,032,148
Beijing Teamsun Technology Co. Ltd. , Class A ..... 139,700 588,468
Beijing Ultrapower Software Co. Ltd. , Class A ...... 319,200 540,663
Bohai Leasing Co. Ltd. , Class A
(a)
.............. 274,600 210,239
Bosideng International Holdings Ltd. ............ 3,820,000 2,368,056
BYD Co. Ltd. , Class A ...................... 320,200 4,158,447
BYD Co. Ltd. , Class H ..................... 70,400 848,679
Cambricon Technologies Corp. Ltd. , Class A
(a)
..... 4,276 732,457
Chengdu Kanghong Pharmaceutical Group Co. Ltd. ,
Class A .............................. 110,200 469,310
China CITIC Bank Corp. Ltd. , Class H ........... 323,000 297,191
China CITIC Financial Asset Management Co. Ltd. ,
Class H
(a) (b)
........................... 17,514,000 1,899,369
Security Shares Value
a
China (continued)
China Construction Bank Corp. , Class H ......... 15,420,000 $ 15,688,211
China Hongqiao Group Ltd. .................. 763,000 3,441,495
China Merchants Bank Co. Ltd. , Class H ......... 427,500 2,659,348
China Merchants Securities Co. Ltd. , Class A ...... 76,700 185,383
China Merchants Securities Co. Ltd. , Class H
(b)
..... 1,149,600 2,065,943
China Nonferrous Mining Corp. Ltd. ............ 997,000 1,905,665
China Pacific Insurance Group Co. Ltd. , Class H .... 211,000 965,738
China Petroleum & Chemical Corp. , Class H ...... 6,426,000 4,471,653
China Resources Beverage Holdings Co. Ltd.
(c)
.... 1,064,600 1,366,106
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 131,119 551,976
China Shenhua Energy Co. Ltd. , Class H ......... 279,500 1,602,510
China Taiping Insurance Holdings Co. Ltd. ........ 376,400 1,096,050
China Tower Corp. Ltd. , Class H
(b)
.............. 908,500 1,292,728
China-Singapore Suzhou Industrial Park Development
Group Co. Ltd. , Class A ................... 136,800 191,297
Chongqing Afari Technology Co. Ltd. , Class A
(a)
.... 520,100 882,009
Chongqing Rural Commercial Bank Co. Ltd. , Class H 5,625,000 4,234,891
Chow Tai Fook Jewellery Group Ltd. ............ 231,200 386,190
CITIC Securities Co. Ltd. , Class H ............. 383,500 1,372,728
CMOC Group Ltd. , Class H .................. 1,440,000 4,430,068
COFCO Sugar Holding Co. Ltd. , Class A ......... 342,700 785,215
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 978,500 1,898,813
CSC Financial Co. Ltd. , Class H
(b)
.............. 1,452,500 2,221,151
Datang International Power Generation Co. Ltd. , Class
H .................................. 390,000 132,013
Dong-E-E-Jiao Co. Ltd. , Class A ............... 102,200 809,174
Dosilicon Co. Ltd. , Class A
(a)
................. 7,367 150,264
East Money Information Co. Ltd. , Class A ......... 158,900 521,144
Eastroc Beverage Group Co. Ltd. , Class A ........ 14,800 520,764
Focus Media Information Technology Co. Ltd. , Class A 158,100 162,744
Fujian Wanchen Food Group Co. Ltd. , Class A ..... 29,600 888,753
G-bits Network Technology Xiamen Co. Ltd. , Class A . 10,900 665,647
GCL System Integration Technology Co. Ltd. , Class A
(a)
925,600 674,691
GD Power Development Co. Ltd. , Class A ........ 1,626,000 1,163,655
Giant Biogene Holding Co. Ltd.
(b) (c)
............. 322,800 1,314,231
Goneo Group Co. Ltd. , Class A ............... 148,871 944,240
Great Wall Motor Co. Ltd. , Class H ............. 424,000 694,758
Guangdong Dongfang Precision Science & Technology
Co. Ltd. , Class A ....................... 193,400 508,032
Guangdong Provincial Expressway Development Co.
Ltd. , Class B .......................... 569,235 640,829
Guosen Securities Co. Ltd. , Class A ............ 791,800 1,448,847
Guosheng Securities, Inc. , Class A
(a)
............ 290,000 673,914
H World Group Ltd. ....................... 294,900 1,627,934
Haidilao International Holding Ltd.
(b)
............ 304,000 682,395
Hainan Haide Capital Management Co. Ltd. , Class A
(a)
268,775 227,506
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 78,000 347,255
Hengdian Group DMEGC Magnetics Co. Ltd. , Class A 276,800 891,885
Hisense Home Appliances Group Co. Ltd. , Class H .. 475,000 1,453,316
Horizon Robotics , Class B
(a) (c)
................. 622,800 653,293
Huatai Securities Co. Ltd. , Class H
(b) (c)
........... 1,607,800 3,438,516
Hubei Jumpcan Pharmaceutical Co. Ltd. , Class A ... 143,900 582,752
Hytera Communications Corp. Ltd. , Class A
(a)
...... 117,000 188,738
Industrial & Commercial Bank of China Ltd. , Class A . 413,100 416,607
Industrial & Commercial Bank of China Ltd. , Class H . 14,390,000 11,835,168
Industrial Bank Co. Ltd. , Class A ............... 389,500 1,039,484
Inner Mongolia ERDOS Resources Co. Ltd. , Class B . 513,600 638,405
Jack Technology Co. Ltd. , Class A ............. 76,800 497,146
JD Health International, Inc.
(a) (b)
............... 27,700 200,481
JD.com, Inc. , Class A ...................... 85,000 1,128,433
JF SmartInvest Holdings Ltd. ................. 283,800 1,292,051
Jiangsu Phoenix Publishing & Media Corp. Ltd. , Class
A .................................. 119,000 174,083

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Jiangxi Copper Co. Ltd. , Class H .............. 208,000 $ 1,206,591
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 488,300 1,744,905
Jinneng Holding Shanxi Coal Industry Co. Ltd. , Class A 88,100 217,450
Kingboard Holdings Ltd. .................... 185,000 955,325
Kingnet Network Co. Ltd. , Class A ............. 357,600 1,180,116
Kingsoft Corp. Ltd. ........................ 228,000 757,214
Kuaishou Technology , Class B
(b)
............... 589,400 4,673,666
Kunlun Energy Co. Ltd. ..................... 396,000 424,490
Kweichow Moutai Co. Ltd. , Class A ............. 8,000 1,695,466
Lakala Payment Co. Ltd. , Class A .............. 127,500 532,024
Laopu Gold Co. Ltd. , Class H ................. 13,100 1,204,561
Li Auto, Inc. , Class A
(a)
..................... 237,100 2,081,779
Livzon Pharmaceutical Group, Inc. , Class A ....... 22,400 115,666
Loncin Motor Co. Ltd. , Class A ................ 328,300 752,633
Meihua Holdings Group Co. Ltd. , Class A ......... 468,500 782,277
Meitu, Inc.
(a) (b)
........................... 3,479,000 2,505,920
Meituan , Class B
(a) (b) (c)
...................... 802,120 8,259,427
Midea Group Co. Ltd. , Class A ................ 226,300 2,591,298
MotoMotion China Corp. , Class A .............. 8,300 107,436
NetEase Cloud Music, Inc.
(a) (b)
................ 103,550 2,041,788
NetEase, Inc. ........................... 332,700 7,494,127
New China Life Insurance Co. Ltd. , Class H ....... 287,300 2,021,791
Neway Valve Suzhou Co. Ltd. , Class A .......... 129,200 1,052,963
Newland Digital Technology Co. Ltd. , Class A ...... 168,200 616,423
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 589,000 3,553,567
Northeast Securities Co. Ltd. , Class A ........... 394,300 516,395
Opple Lighting Co. Ltd. , Class A ............... 84,100 229,004
Orient Securities Co. Ltd. , Class H
(b)
............ 1,358,000 1,067,363
Pacific Securities Co. Ltd. (The) , Class A
(a)
........ 339,100 206,393
PDD Holdings, Inc. , ADR
(a)
.................. 126,196 13,090,311
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 3,856,000 3,149,875
PetroChina Co. Ltd. , Class A ................. 3,603,200 5,711,201
PetroChina Co. Ltd. , Class H ................. 1,666,000 2,029,140
PICC Property & Casualty Co. Ltd. , Class H ....... 725,000 1,495,925
Ping An Healthcare and Technology Co. Ltd.
(a) (b) (c)
... 205,100 344,473
Ping An Insurance Group Co of China Ltd. , Class H .. 941,000 8,140,251
Pop Mart International Group Ltd.
(b)
............. 163,800 4,819,478
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 4,690,000 2,951,219
Qfin Holdings, Inc. , ADR .................... 33,110 482,082
Qunabox Group Ltd.
(a)
...................... 234,600 672,964
Quzhou Xin'an Development Co. Ltd. , Class A
(a)
.... 760,400 413,287
Rockchip Electronics Co. Ltd. , Class A .......... 21,600 564,606
SAIC Motor Corp. Ltd. , Class A ............... 290,800 606,461
Sangfor Technologies, Inc. , Class A ............ 68,400 1,309,553
Sensteed Hi-tech Group , Class A
(a)
............. 1,638,400 1,181,383
Seres Group Co. Ltd. , Class A ................ 94,416 1,475,423
Shaanxi Coal Industry Co. Ltd. , Class A .......... 243,100 839,245
Shanghai Construction Group Co. Ltd. , Class A ..... 1,388,000 604,899
Shanghai MicroPort MedBot Group Co. Ltd. , Class H
(a)
101,500 361,157
Shanghai Pudong Development Bank Co. Ltd. , Class A 443,548 628,076
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 156,000 191,224
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 27,000 633,517
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 1,207,400 880,834
Shenzhen SC New Energy Technology Corp. , Class A 55,400 997,781
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 34,764 292,270
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. ,
Class A .............................. 34,100 589,719
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(a)
.. 40,836 1,573,569
Sichuan Changhong Electric Co. Ltd. , Class A ..... 111,600 167,900
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 60,800 2,997,972
Simcere Pharmaceutical Group Ltd.
(b)
........... 1,319,000 2,096,853
Security Shares Value
a
China (continued)
Sino Biopharmaceutical Ltd. ................. 691,000 $ 532,853
Sinotrans Ltd. , Class H ..................... 630,000 422,286
Sinotruk Hong Kong Ltd. .................... 675,000 3,553,386
Suzhou Zelgen Biopharmaceutical Co. Ltd. , Class A
(a)
38,375 459,766
TAL Education Group , ADR
(a)
................. 13,816 145,482
Tencent Holdings Ltd. ...................... 860,900 56,641,905
Tingyi Cayman Islands Holding Corp. ........... 1,032,000 1,723,388
Uni-President China Holdings Ltd. ............. 2,329,000 2,298,218
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 190,300 1,316,741
Vantone Neo Development Group Co. Ltd. , Class A
(a)
. 277,300 502,392
Vipshop Holdings Ltd. , ADR .................. 162,776 2,835,558
Weichai Power Co. Ltd. , Class H .............. 862,000 3,587,047
Wolong Electric Group Co. Ltd.. , Class A ......... 21,200 138,196
Wuliangye Yibin Co. Ltd. , Class A .............. 6,800 103,031
Wuxi Taiji Industry Ltd. Co. , Class A ............ 331,700 533,678
XD, Inc. ............................... 281,000 2,644,097
Xiamen Bank Co. Ltd. , Class A ................ 426,300 449,237
Xiamen Xiangyu Co. Ltd. , Class A .............. 460,000 569,537
XPeng, Inc. , Class A
(a)
..................... 58,000 508,458
Yixintang Pharmaceutical Group Co. Ltd. , Class A ... 109,500 216,716
Yonghui Superstores Co. Ltd. , Class A
(a)
......... 695,100 430,584
Yum China Holdings, Inc. ................... 20,650 1,142,428
Yutong Bus Co. Ltd. , Class A ................. 64,700 279,986
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b)
145,800 760,402
Zhejiang Semir Garment Co. Ltd. , Class A ........ 410,600 331,405
Zhongshan Broad Ocean Motor Co. Ltd. , Class A ... 389,800 617,002
Zhuhai Zhumian Group Co. Ltd.
(a)
.............. 183,800 189,142
ZTE Corp. , Class H
(c)
...................... 176,000 609,810
381,024,098
a
Colombia  —  0 .3%
Grupo Cibest SA ......................... 139,111 3,041,014
Interconexion Electrica SA ESP ............... 313,774 2,299,783
5,340,797
a
Czech Republic  —  0 .4%
CEZ A.S. .............................. 35,352 2,008,225
Komercni Banka A.S. ...................... 83,279 4,773,719
6,781,944
a
Egypt  —  0 .2%
Abou Kir Fertilizers & Chemical Industries ........ 694,321 1,009,576
Eastern Co. SAE ......................... 690,366 590,302
ElSewedy Electric Co. ..................... 214,093 345,875
Talaat Moustafa Group ..................... 594,298 1,079,528
3,025,281
a
Greece  —  0 .7%
Eurobank SA ............................ 228,526 1,058,866
Hellenic Telecommunications Organization SA ..... 73,434 1,525,379
JUMBO SA ............................. 39,139 1,147,842
National Bank of Greece SA ................. 232,044 3,774,585
OPAP Holding SA ........................ 111,605 2,083,585
Piraeus Bank SA
(a)
........................ 287,050 2,754,128
12,344,385
a
Hong Kong  —  0 .4%
BOC Hong Kong Holdings Ltd. ................ 844,000 4,827,472
Guming Holdings Ltd.
(c)
..................... 476,800 1,732,895
6,560,367
a
Hungary  —  0 .3%
MOL Hungarian Oil & Gas PLC ............... 135,006 1,494,385
OTP Bank Nyrt .......................... 25,694 3,167,875

iShares
®
Emerging Markets Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Hungary (continued)
Richter Gedeon Nyrt ....................... 6,036 $ 225,987
4,888,247
a
India  —  13 .5%
3M India Ltd. ............................ 4,555 1,878,563
ABB India Ltd. ........................... 72,357 4,833,366
AIA Engineering Ltd. ....................... 4,520 191,414
Ajanta Pharma Ltd. ....................... 58,609 1,931,691
Authum Investment & Infrastucture Ltd. .......... 43,178 228,918
Axis Bank Ltd. ........................... 159,344 2,427,087
Bajaj Auto Ltd. ........................... 27,509 3,018,067
Bajaj Finance Ltd. ........................ 67,502 740,303
Bharat Electronics Ltd. ..................... 1,059,059 5,185,627
Bharat Petroleum Corp. Ltd. ................. 531,960 2,253,673
Bharti Airtel Ltd. .......................... 278,684 5,770,090
Britannia Industries Ltd. .................... 37,270 2,459,028
CG Power & Industrial Solutions Ltd. ............ 67,174 535,547
Cipla Ltd. .............................. 129,879 1,928,700
Coal India Ltd. ........................... 584,062 2,766,984
Cochin Shipyard Ltd.
(b)
..................... 61,895 1,015,232
Colgate-Palmolive India Ltd. ................. 75,623 1,875,303
Coromandel International Ltd. ................ 4,891 119,447
CRISIL Ltd. ............................. 14,065 676,806
Cummins India Ltd. ....................... 74,426 4,013,561
Dr Reddy's Laboratories Ltd. ................. 205,859 2,921,083
Elitecon International Ltd. ................... 295,884 189,253
Emami Ltd. ............................. 217,471 1,106,896
GAIL India Ltd. .......................... 145,307 271,142
GE Vernova T&D India Ltd. .................. 154,742 6,548,826
General Insurance Corp. of India
(b)
............. 384,341 1,617,257
Gillette India Ltd. ......................... 21,791 1,999,332
GlaxoSmithKline Pharmaceuticals Ltd. .......... 98,876 2,799,802
Glenmark Pharmaceuticals Ltd. ............... 133,488 3,136,829
Godrej Properties Ltd.
(a)
.................... 105,729 2,013,490
HCL Technologies Ltd. ..................... 235,267 3,601,115
HDB Financial Services Ltd. ................. 49,037 380,395
HDFC Asset Management Co. Ltd.
(b)
............ 3,112 92,366
HDFC Bank Ltd. ......................... 1,037,119 10,137,839
Hero MotoCorp Ltd. ....................... 28,985 1,821,252
Hexaware Technologies Ltd. ................. 175,726 916,637
Hindalco Industries Ltd. .................... 348,094 3,542,605
Hindustan Aeronautics Ltd. .................. 80,605 3,467,097
Hindustan Petroleum Corp. Ltd. ............... 243,712 1,175,501
Hindustan Zinc Ltd. ....................... 608,198 4,048,980
Hitachi Energy India Ltd. .................... 6,421 1,805,927
Housing & Urban Development Corp. Ltd. ........ 413,487 849,441
ICICI Bank Ltd. .......................... 689,836 10,490,133
Indian Oil Corp. Ltd. ....................... 843,974 1,739,577
Indian Railway Finance Corp. Ltd.
(b)
............ 883,277 1,006,295
Indian Renewable Energy Development Agency Ltd.
(a)
188,041 253,030
Info Edge India Ltd. ....................... 70,144 794,518
Infosys Ltd. ............................. 568,975 8,155,046
InterGlobe Aviation Ltd.
(b)
................... 42,377 2,254,790
ITC Hotels Ltd.
(a)
......................... 633,848 1,228,449
Jindal Steel Ltd. .......................... 24,755 338,971
JSW Steel Ltd. .......................... 16,120 224,521
Kotak Mahindra Bank Ltd. ................... 296,335 1,354,301
L&T Technology Services Ltd.
(b)
............... 31,651 1,222,782
Larsen & Toubro Ltd. ...................... 114,124 5,369,060
LIC Housing Finance Ltd. ................... 132,390 783,578
Lodha Developers Ltd.
(b)
.................... 22,894 249,142
Lupin Ltd. .............................. 70,347 1,788,024
Mahindra & Mahindra Ltd. ................... 166,849 6,236,217
Marico Ltd. ............................. 122,978 1,066,355
Maruti Suzuki India Ltd. .................... 8,198 1,340,163
Security Shares Value
a
India (continued)
Mazagon Dock Shipbuilders Ltd. .............. 23,777 $ 581,627
Motilal Oswal Financial Services Ltd. ............ 125,511 1,001,878
Mphasis Ltd. ............................ 19,761 499,536
Multi Commodity Exchange of India Ltd. ......... 44,553 1,198,819
Muthoot Finance Ltd. ...................... 17,984 663,729
National Aluminium Co. Ltd. .................. 903,015 3,523,354
NBCC India Ltd. ......................... 721,205 735,121
Nestle India Ltd. ......................... 210,375 2,989,356
Nippon Life India Asset Management Ltd.
(b)
....... 98,116 1,005,025
NMDC Ltd. ............................. 4,065,110 3,658,110
NTPC Green Energy Ltd.
(a)
.................. 2,524,100 2,501,691
NTPC Ltd. ............................. 776,231 3,262,681
Oil & Natural Gas Corp. Ltd. ................. 724,053 2,231,528
Oil India Ltd. ............................ 191,455 1,020,882
One 97 Communications Ltd.
(a)
................ 17,389 210,264
Page Industries Ltd. ....................... 4,198 1,483,302
Pidilite Industries Ltd. ...................... 53,946 885,509
Polycab India Ltd. ........................ 4,894 463,693
Power Finance Corp. Ltd. ................... 1,186,421 5,403,040
Power Grid Corp. of India Ltd. ................ 849,796 2,794,322
Premier Energies Ltd.
(b)
..................... 70,333 565,370
Procter & Gamble Hygiene & Health Care Ltd. ..... 2,157 269,407
REC Ltd. .............................. 757,773 2,918,481
Reliance Industries Ltd. .................... 573,318 8,798,904
SBI Life Insurance Co. Ltd.
(b)
................. 38,832 870,170
Shriram Finance Ltd. ...................... 76,296 907,134
Siemens Energy India Ltd. ................... 100,422 3,239,492
Solar Industries India Ltd. ................... 4,950 735,887
State Bank of India ........................ 83,351 1,102,042
Sun Pharmaceutical Industries Ltd. ............. 162,634 3,117,873
Tata Consultancy Services Ltd. ............... 276,356 8,031,817
Tata Investment Corp. Ltd. ................... 285,471 2,066,501
Tata Motors Passenger Vehicles Ltd. ............ 46,066 194,015
Tata Steel Ltd. ........................... 734,344 1,716,980
Tech Mahindra Ltd. ....................... 44,035 658,969
Titan Co. Ltd. ........................... 11,907 567,207
Trent Ltd. .............................. 19,961 857,694
TVS Motor Co. Ltd. ....................... 50,914 2,168,485
United Spirits Ltd. ........................ 10,608 161,004
Vedanta Ltd. ............................ 157,488 1,245,609
Vishal Mega Mart Ltd.
(a)
..................... 2,160,372 2,807,810
WAAREE Energies Ltd. .................... 20,110 598,882
Wipro Ltd. .............................. 1,450,993 3,215,521
Zydus Lifesciences Ltd. .................... 97,728 994,574
228,110,719
a
Indonesia  —  1 .1%
Adaro Andalan Indonesia PT ................. 7,046,000 3,882,594
Alamtri Resources Indonesia Tbk PT ............ 27,200,800 3,792,576
Aneka Tambang Tbk ...................... 5,117,700 1,330,670
Bank Central Asia Tbk PT ................... 5,246,600 2,240,244
Bank CIMB Niaga Tbk PT ................... 5,401,600 595,878
Bumi Resources Minerals Tbk PT
(a)
............. 6,790,200 392,503
GoTo Gojek Tokopedia Tbk PT , Class A
(a)
......... 231,352,700 841,664
Hanjaya Mandala Sampoerna Tbk PT ........... 16,718,400 902,484
Pertamina Geothermal Energy PT
(b)
............ 8,306,500 537,581
Telkom Indonesia Persero Tbk PT ............. 3,781,800 798,543
Unilever Indonesia Tbk PT .................. 4,604,900 653,723
United Tractors Tbk PT ..................... 1,966,600 3,349,591
19,318,051
a

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Kuwait  —  0 .3%
National Bank of Kuwait SAKP ................ 841,453 $ 2,584,240
Warba Bank KSCP
(a)
...................... 2,206,903 2,077,869
4,662,109
a
Malaysia  —  0 .7%
Genting Bhd ............................ 538,400 391,164
Hong Leong Financial Group Bhd
(c)
............. 112,200 614,165
IJM Corp. Bhd ........................... 478,300 308,119
KLCCP Stapled Group ..................... 51,300 121,163
Nestle Malaysia Bhd ....................... 52,600 1,485,670
Petronas Dagangan Bhd .................... 394,800 2,230,070
Public Bank Bhd ......................... 1,638,500 2,074,717
Sime Darby Bhd ......................... 1,047,200 657,352
Telekom Malaysia Bhd ..................... 224,200 429,191
Westports Holdings Bhd .................... 426,100 673,883
YTL Corp. Bhd
(c)
......................... 5,189,740 2,450,200
YTL Power International Bhd ................. 592,020 429,771
11,865,465
a
Mexico  —  1 .7%
America Movil SAB de CV , Series B ............ 3,286,415 4,272,607
Arca Continental SAB de CV ................. 65,275 785,635
Cemex SAB de CV , ADR .................... 158,914 1,988,014
Coca-Cola Femsa SAB de CV ................ 766,389 8,519,191
Fomento Economico Mexicano SAB de CV ....... 325,142 3,648,266
Gruma SAB de CV , Class B .................. 107,545 1,927,967
Grupo Aeroportuario del Pacifico SAB de CV , Class B 35,248 919,780
Grupo Financiero Banorte SAB de CV , Class O .... 248,431 2,832,967
Grupo Mexico SAB de CV , Series B ............ 217,491 2,766,058
Wal-Mart de Mexico SAB de CV ............... 157,682 510,347
28,170,832
a
Philippines  —  0 .4%
Bank of the Philippine Islands ................ 717,878 1,444,097
DMCI Holdings, Inc. ....................... 3,250,000 543,874
International Container Terminal Services, Inc. ..... 255,590 3,186,174
Manila Electric Co. ........................ 204,030 2,257,368
7,431,513
a
Poland  —  1 .1%
Asseco Poland SA ........................ 46,338 2,289,683
Bank Handlowy w Warszawie SA .............. 2,818 93,851
Bank Polska Kasa Opieki SA ................. 9,276 587,734
Budimex SA ............................ 13,474 3,038,827
LPP SA ............................... 344 1,990,578
mBank SA
(a)
............................ 5,658 1,644,418
Modivo SA
(a)
............................ 18,396 570,820
Orange Polska SA ........................ 539,392 2,117,340
Powszechna Kasa Oszczednosci Bank Polski SA ... 8,171 211,700
Tauron Polska Energia SA
(a)
.................. 2,033,257 6,693,991
19,238,942
a
Qatar  —  0 .4%
Industries Qatar QSC ...................... 79,997 265,358
Mesaieed Petrochemical Holding Co. ........... 2,217,397 635,990
Ooredoo QPSC .......................... 1,260,358 4,688,110
Qatar National Bank QPSC .................. 106,352 563,164
6,152,622
a
Russia  —  0 .0%
PhosAgro PJSC , GDR
(a) (d)
................... 986 10
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 135,475 18
United Co. RUSAL International PJSC
(a) (d)
........ 3,441,260 445
473
a
Security Shares Value
a
Saudi Arabia  —  1 .9%
Al Rajhi Bank ........................... 100,655 $ 2,699,377
Alinma Bank ............................ 156,620 1,163,335
Arab National Bank ....................... 204,517 1,121,937
Arabian Internet & Communications Services Co. ... 19,956 993,398
Astra Industrial Group Co. ................... 40,046 1,364,139
Banque Saudi Fransi ...................... 165,359 873,370
Dar Al Arkan Real Estate Development Co.
(a)
...... 57,809 307,811
Elm Co. ............................... 17,975 3,064,257
Etihad Etisalat Co. ........................ 131,720 2,254,686
Nahdi Medical Co. ........................ 109,600 2,900,797
Riyad Bank ............................. 86,016 634,720
Riyadh Cables Group Co. ................... 34,003 1,067,891
SABIC Agri-Nutrients Co. ................... 75,998 2,504,921
SAL Saudi Logistics Services ................. 88,068 3,796,691
Saudi Arabian Oil Co.
(b)
..................... 260,994 1,739,403
Saudi Aramco Base Oil Co. .................. 68,113 1,654,628
Saudi Energy Co. ........................ 885,773 3,190,947
Saudi Telecom Co. ........................ 140,410 1,564,169
32,896,477
a
South Africa  —  3 .1%
Anglogold Ashanti PLC ..................... 49,022 6,271,550
Bid Corp. Ltd. ........................... 29,498 778,290
Bidvest Group Ltd. ........................ 63,695 1,008,915
Clicks Group Ltd. ......................... 76,142 1,523,533
Exxaro Resources Ltd. ..................... 470,865 5,859,044
FirstRand Ltd. ........................... 262,274 1,634,384
Gold Fields Ltd. .......................... 87,850 5,148,538
Harmony Gold Mining Co. Ltd. ................ 69,130 1,573,035
Mr Price Group Ltd. ....................... 82,710 951,512
MTN Group Ltd. .......................... 441,165 5,738,284
Naspers Ltd. , Class N ...................... 98,542 5,483,927
Nedbank Group Ltd. ....................... 102,201 2,021,717
NEPI Rockcastle N.V.
(a)
..................... 345,837 3,215,179
Sasol Ltd.
(a)
............................. 128,676 1,172,450
Shoprite Holdings Ltd. ..................... 5,447 90,484
Standard Bank Group Ltd. ................... 136,705 2,753,170
Tiger Brands Ltd. ......................... 82,795 1,656,173
Valterra Platinum Ltd. ...................... 21,016 2,467,532
Woolworths Holdings Ltd. ................... 1,049,892 3,590,022
52,937,739
a
South Korea  —  20 .0%
Alteogen, Inc. ........................... 1,189 336,826
APR Corp.
(a)
............................ 10,870 2,361,401
CJ Corp. .............................. 19,811 3,010,277
CJ Logistics Corp. ........................ 5,528 505,974
Coway Co. Ltd.
(a) (c)
........................ 45,733 2,598,353
DB Insurance Co. Ltd. ..................... 27,899 3,544,433
Doosan Bobcat, Inc.
(a)
...................... 49,125 2,215,181
Doosan Enerbility Co. Ltd.
(a)
.................. 4,787 353,785
E-MART, Inc. ............................ 16,526 1,205,759
Hana Financial Group, Inc. .................. 103,430 8,748,854
Hankook Tire & Technology Co. Ltd. ............ 70,930 3,592,760
Hanmi Pharm Co. Ltd.
(a)
.................... 4,938 2,034,454
Hanmi Science Co. Ltd.
(a)
................... 66,326 2,011,739
Hanmi Semiconductor Co. Ltd. ................ 14,387 3,242,306
Hanwha Aerospace Co. Ltd. ................. 4,633 3,851,334
HD Hyundai Co. Ltd. ...................... 6,571 1,336,702
HD Hyundai Electric Co. Ltd. ................. 4,263 3,112,227
HD Hyundai Heavy Industries Co. Ltd. ........... 4,680 1,959,865
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 5,183 1,621,269
Hyosung Heavy Industries Corp. .............. 2,044 4,006,633
Hyundai Glovis Co. Ltd. .................... 17,754 3,574,770
Hyundai Marine & Fire Insurance Co. Ltd.
(a)
....... 11,544 275,662

iShares
®
Emerging Markets Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
South Korea (continued)
Hyundai Mobis Co. Ltd. ..................... 17,874 $ 6,424,853
Hyundai Motor Co. ........................ 42,387 19,872,055
Hyundai Rotem Co. Ltd. .................... 11,190 1,789,088
KB Financial Group, Inc. .................... 78,145 8,624,716
KCC Corp. ............................. 13,556 6,136,789
Kia Corp. .............................. 77,618 11,082,886
Korea Electric Power Corp. .................. 32,373 1,301,204
Korea Gas Corp. ......................... 7,728 221,422
Korea Investment Holdings Co. Ltd. ............ 19,649 3,533,157
Krafton, Inc.
(a)
........................... 6,496 1,121,779
KT&G Corp. ............................ 26,044 2,950,960
LG CNS Co. Ltd.
(c)
........................ 10,885 562,428
LG Electronics, Inc. ....................... 9,124 923,032
LG Innotek Co. Ltd. ....................... 3,345 741,105
LG Uplus Corp. .......................... 89,760 1,032,662
LS Corp.
(a)
............................. 8,439 1,671,931
LS Electric Co. Ltd. ....................... 4,157 2,276,450
Meritz Financial Group, Inc.
(a)
................. 4,030 355,503
Mirae Asset Securities Co. Ltd.
(c)
.............. 200,946 10,072,864
NAVER Corp. ........................... 11,653 2,058,553
POSCO Holdings, Inc. ..................... 4,141 1,188,469
S-1 Corp.
(c)
............................. 4,590 279,654
Samsung Biologics Co. Ltd.
(a) (b)
............... 1,606 1,981,457
Samsung C&T Corp. ...................... 19,278 4,697,921
Samsung Electro-Mechanics Co. Ltd. ........... 13,020 4,069,268
Samsung Electronics Co. Ltd. ................ 738,126 110,476,247
Samsung Episholdings Co. Ltd.
(a) (c)
............. 3,078 1,444,317
Samsung Fire & Marine Insurance Co. Ltd. ....... 9,406 3,465,541
Samsung Life Insurance Co. Ltd. .............. 24,619 3,941,116
Samsung SDS Co. Ltd. ..................... 2,088 282,963
Samsung Securities Co. Ltd. ................. 35,394 2,629,884
Samyang Foods Co. Ltd.
(c)
.................. 479 406,609
Shinhan Financial Group Co. Ltd. .............. 86,907 5,845,059
SK hynix, Inc. ........................... 69,960 51,727,863
SK Square Co. Ltd.
(a)
...................... 12,257 5,501,159
SK Telecom Co. Ltd. ....................... 27,472 1,518,471
SK, Inc. ............................... 4,374 1,221,313
Woori Financial Group, Inc. .................. 9,279 232,203
339,163,515
a
Taiwan  —  21 .2%
Accton Technology Corp. ................... 141,000 6,204,745
Acer, Inc. .............................. 791,000 690,855
Advantech Co. Ltd. ....................... 101,291 1,074,235
ASE Technology Holding Co. Ltd. .............. 468,000 5,639,200
Asia Vital Components Co. Ltd. ............... 58,000 3,189,214
Asustek Computer, Inc. ..................... 157,000 2,653,000
AUO Corp.
(a)
............................ 3,008,800 1,583,479
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 51,000 262,876
Cathay Financial Holding Co. Ltd. .............. 1,693,000 4,293,431
Chicony Electronics Co. Ltd. ................. 433,000 1,729,751
China Airlines Ltd. ........................ 297,000 198,476
Chroma ATE, Inc. ......................... 96,000 4,171,581
Chunghwa Telecom Co. Ltd. ................. 188,000 809,052
Compal Electronics, Inc. .................... 1,503,000 1,507,834
CTBC Financial Holding Co. Ltd. .............. 3,631,000 6,459,033
Delta Electronics, Inc. ...................... 318,000 14,339,834
E.Sun Financial Holding Co. Ltd. .............. 672,000 755,734
Elite Material Co. Ltd. ...................... 27,000 2,067,732
Far EasTone Telecommunications Co. Ltd. ........ 323,000 949,262
First Financial Holding Co. Ltd. ................ 118,850 113,299
Fortune Electric Co. Ltd. .................... 57,330 1,933,812
Fubon Financial Holding Co. Ltd. .............. 2,116,920 6,349,010
Global Unichip Corp. ...................... 52,000 4,553,535
Gold Circuit Electronics Ltd. .................. 25,000 649,429
Security Shares Value
a
Taiwan (continued)
Hon Hai Precision Industry Co. Ltd. ............. 1,538,000 $ 11,763,838
Inventec Corp. ........................... 481,000 704,553
Jentech Precision Industrial Co. Ltd. ............ 5,000 487,583
King Slide Works Co. Ltd. ................... 28,000 3,013,223
King Yuan Electronics Co. Ltd. ................ 18,000 185,212
Largan Precision Co. Ltd. ................... 4,000 320,597
Lite-On Technology Corp. ................... 791,718 4,321,552
MediaTek, Inc. ........................... 296,000 18,233,470
Mega Financial Holding Co. Ltd. ............... 769,688 990,161
Novatek Microelectronics Corp. ............... 547,000 6,830,176
Pou Chen Corp. .......................... 711,000 703,668
Powertech Technology, Inc. .................. 235,000 1,908,379
President Chain Store Corp. ................. 201,000 1,439,528
Quanta Computer, Inc. ..................... 376,000 3,450,624
Realtek Semiconductor Corp. ................ 279,000 4,270,080
Shanghai Commercial & Savings Bank Ltd. (The) ... 1,032,000 1,318,422
Silicon Motion Technology Corp. , ADR ........... 14,855 1,919,712
SinoPac Financial Holdings Co. Ltd. ............ 2,768,270 2,920,135
Synnex Technology International Corp. .......... 1,360,000 3,124,501
Taiwan Cooperative Financial Holding Co. Ltd. ..... 6,862,799 5,239,003
Taiwan Mobile Co. Ltd. ..................... 100,000 343,734
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 3,002,000 187,319,281
Tripod Technology Corp. .................... 18,000 222,341
TS Financial Holding Co. Ltd. ................. 3,757,000 3,058,447
Uni-President Enterprises Corp. ............... 1,311,000 3,031,230
United Integrated Services Co. Ltd. ............. 116,000 4,123,084
United Microelectronics Corp. ................ 1,730,000 3,579,120
Voltronic Power Technology Corp. .............. 42,000 1,235,259
Wistron Corp. ........................... 406,000 1,734,482
Wiwynn Corp. ........................... 15,000 1,885,068
Yuanta Financial Holding Co. Ltd. .............. 4,990,981 7,777,719
359,632,591
a
Thailand  —  0 .9%
Advanced Info Service PCL , NVDR ............. 188,100 2,298,527
Bumrungrad Hospital PCL , NVDR ............. 198,900 1,359,651
Delta Electronics Thailand PCL , NVDR .......... 208,200 1,864,601
Krung Thai Bank PCL , NVDR ................ 3,409,600 3,754,608
PTT Exploration & Production PCL , NVDR
(c)
....... 716,600 3,169,670
PTT PCL , NVDR ......................... 861,300 1,025,069
Thai Union Group PCL , NVDR ................ 2,299,300 916,317
TIDLOR Holdings PCL , NVDR ................ 937,800 600,299
TMBThanachart Bank PCL , NVDR
(c)
............ 3,853,000 292,329
15,281,071
a
Turkey  —  0 .6%
Akbank TAS ............................ 943,613 1,940,220
Anadolu Efes Biracilik Ve Malt Sanayii A.S. ....... 5,019,044 2,170,167
BIM Birlesik Magazalar A.S. .................. 45,821 697,903
KOC Holding A.S. ........................ 53,587 243,772
Tofas Turk Otomobil Fabrikasi A.S. ............. 55,759 404,413
Turkcell Iletisim Hizmetleri A.S. ................ 548,197 1,448,160
Turkiye Garanti Bankasi A.S.
(c)
................ 696,292 2,544,347
Yapi ve Kredi Bankasi A.S.
(a)
................. 1,310,507 1,294,401
10,743,383
a
United Arab Emirates  —  2 .5%
Abu Dhabi Islamic Bank PJSC ................ 1,070,920 7,436,506
Abu Dhabi National Oil Co. for Distribution PJSC ... 1,441,848 1,570,192
Aldar Properties PJSC ..................... 688,630 2,024,872
Emaar Development PJSC .................. 1,759,559 9,269,535
Emaar Properties PJSC .................... 958,545 4,230,456
Emirates Integrated Telecommunications Co. PJSC .. 2,441,045 7,277,179
Emirates NBD Bank PJSC ................... 675,919 6,072,699
Emirates Telecommunications Group Co. PJSC .... 334,920 1,849,193

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
United Arab Emirates (continued)
First Abu Dhabi Bank PJSC .................. 403,477 $ 2,155,217
41,885,849
a
Total Common Stocks — 98.2%
(Cost: $ 1,148,465,473 ) ............................... 1,664,692,171
a
Preferred Stocks
Brazil  —  0 .9%
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 1,594,088 3,753,173
Gerdau SA , Preference Shares , NVS ........... 1,580,144 6,469,760
Itau Unibanco Holding SA , Preference Shares , NVS . 389,396 3,553,291
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 178,871 1,372,280
15,148,504
a
Chile  —  0 .0%
Embotelladora Andina SA , Class B, Preference Shares 149,007 717,956
a
India  —  0 .0%
TVS Motor Co. Ltd. , 6.00%
(a)
................. 144,200 15,850
a
South Korea  —  0 .6%
Doosan Co. Ltd. , Preference Shares , NVS ........ 5,140 2,196,193
Doosan Co. Ltd. , Preference Shares , NVS ........ 2,385 942,401
Hanwha Corp. , Preference Shares , NVS
(a)
........ 52,228 2,037,493
Samsung C&T Corp. , Preference Shares , NVS
(c)
.... 3,856 582,256
Security Shares Value
a
South Korea (continued)
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 40,257 $ 4,043,392
9,801,735
a
Total Preferred Stocks — 1.5%
(Cost: $ 17,356,845 ) ................................. 25,684,045
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,165,822,318 ) ............................... 1,690,376,216
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(f) (g) (h)
...................... 21,322,786 21,333,447
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(f) (g)
............................. 6,868,645 6,868,645
a
Total Short-Term Securities — 1.6%
(Cost: $ 28,200,315 ) ................................. 28,202,092
Total Investments —  101.3%
(Cost: $ 1,194,022,633 ) ............................... 1,718,578,308
Liabilities in Excess of Other Assets — ( 1 .3 ) % ............... (22,843,382)
Net Assets — 100.0% ................................. $ 1,695,734,926
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 14,749,532 $ 6,585,301
(a)
$ — $ (1,387) $ 1 $ 21,333,447 21,322,786 $ 312,045
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,020,000 4,848,645
(a)
— — — 6,868,645 6,868,645 116,921 —
$ — $ (1,387) $ 1
$ 28,202,092
$ 428,966 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Emerging Markets Equity Factor ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
9
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 53 03/20/26 $ 4,250 $ 55,998
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 55,998 $ — $ — $ — $ 55,998
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 672,125 $ — $ — $ — $ 672,125
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 52,955 $ — $ — $ — $ 52,955
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 4,019,103
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 221,896,014 $ 1,442,795,684 $ 473 $ 1,664,692,171
Preferred Stocks ......................................... 15,866,460 9,817,585 — 25,684,045
Short-Term Securities
Money Market Funds ...................................... 28,202,092 — — 28,202,092
$ 265,964,566 $ 1,452,613,269 $ 473 $ 1,718,578,308

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Emerging Markets Equity Factor ETF
10
2026
iShares Semi-Annual Financial Statements and Additional Information
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 55,998 $ — $ — $ 55,998
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

iShares
®
MSCI Emerging Markets ex China ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  4 .4%
Ambev SA ............................. 9,558,222 $ 30,334,979
Axia Energia ............................ 2,446,917 29,244,632
B3 SA - Brasil Bolsa Balcao .................. 10,732,894 37,475,627
Banco Bradesco SA ....................... 3,242,003 11,617,204
Banco BTG Pactual SA ..................... 2,441,226 29,171,853
Banco do Brasil SA ....................... 3,561,823 18,724,496
BB Seguridade Participacoes SA .............. 1,465,796 9,915,889
Caixa Seguridade Participacoes SA ............ 1,254,101 4,351,986
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 998,367 29,969,511
Cia Paranaense de Energia - Copel ............ 3,634,477 10,393,335
CPFL Energia SA ......................... 458,256 4,500,769
Embraer SA ............................ 1,428,344 25,750,035
Energisa SA ............................ 593,373 6,232,934
Eneva SA
(a)
............................. 1,954,059 8,157,000
Engie Brasil Energia SA .................... 558,232 3,667,464
Equatorial SA ........................... 2,406,427 19,766,827
JBS N.V. , Class A
(a) (b)
...................... 840,799 14,201,095
Klabin SA .............................. 1,729,199 6,935,011
Localiza Rent a Car SA ..................... 1,873,265 18,548,119
MBRF Global Foods Co. SA ................. 1,312,908 5,296,194
Motiva Infraestrutura de Mobilidade SA .......... 2,016,938 6,550,672
NU Holdings Ltd. , Class A
(a)
.................. 6,890,075 103,213,324
Petroleo Brasileiro SA - Petrobras .............. 7,627,799 63,578,631
Porto Seguro SA ......................... 396,642 4,048,820
PRIO SA
(a)
............................. 1,689,043 17,952,980
Raia Drogasil SA ......................... 2,678,155 13,102,141
Rede D'Or Sao Luiz SA
(c)
................... 1,622,406 12,753,918
Rumo SA .............................. 2,653,525 8,266,223
StoneCo Ltd. , Class A
(a)
.................... 453,593 7,620,362
Suzano SA ............................. 1,410,763 15,961,037
Telefonica Brasil SA ....................... 1,655,159 13,941,240
TIM SA ............................... 1,713,793 9,326,992
TOTVS SA ............................. 1,101,145 8,127,831
Ultrapar Participacoes SA ................... 1,526,301 7,681,374
Vale SA ............................... 7,367,589 127,145,343
Vibra Energia SA ......................... 2,202,996 12,857,435
WEG SA .............................. 3,421,097 33,166,590
XP, Inc. , Class A ......................... 817,727 17,605,662
807,155,535
a
Chile  —  0 .6%
Banco de Chile .......................... 93,291,262 19,241,483
Banco de Credito e Inversiones SA ............. 181,329 12,423,256
Banco Santander Chile ..................... 137,103,637 11,782,442
Cencosud SA ........................... 2,539,660 7,936,874
Empresas CMPC SA ...................... 2,226,351 3,299,581
Empresas Copec SA ...................... 791,420 6,532,883
Enel Chile SA ........................... 57,329,127 4,798,667
Falabella SA ............................ 1,278,868 9,495,674
Latam Airlines Group SA .................... 642,013,615 18,041,430
Plaza SA .............................. 1,587,725 7,422,676
100,974,966
a
Colombia  —  0 .1%
Grupo Cibest SA ......................... 529,602 11,577,280
Interconexion Electrica SA ESP ............... 920,335 6,745,526
18,322,806
a
Czech Republic  —  0 .2%
CEZ A.S. .............................. 274,437 15,589,818
Komercni Banka A.S. ...................... 153,088 8,775,310
Security Shares Value
a
Czech Republic (continued)
Moneta Money Bank A.S.
(c)
.................. 526,786 $ 5,067,917
29,433,045
a
Egypt  —  0 .1%
Commercial International Bank - Egypt (CIB) ...... 4,986,189 13,882,299
Eastern Co. SAE ......................... 3,144,873 2,689,047
Talaat Moustafa Group ..................... 1,430,189 2,597,903
19,169,249
a
Greece  —  0 .6%
Alpha Bank SA .......................... 3,272,512 14,393,891
Eurobank SA ............................ 5,100,747 23,634,113
Hellenic Telecommunications Organization SA ..... 316,480 6,573,957
JUMBO SA ............................. 223,789 6,563,131
National Bank of Greece SA ................. 1,743,168 28,355,552
OPAP Holding SA ........................ 346,847 6,475,384
Piraeus Bank SA
(a)
........................ 2,241,078 21,502,231
Public Power Corp. SA ..................... 351,218 7,859,918
115,358,177
a
Hungary  —  0 .4%
MOL Hungarian Oil & Gas PLC ............... 853,003 9,441,913
OTP Bank Nyrt .......................... 455,944 56,214,429
Richter Gedeon Nyrt ....................... 284,547 10,653,421
76,309,763
a
India  —  16 .9%
ABB India Ltd. ........................... 109,829 7,336,454
Adani Enterprises Ltd. ..................... 326,512 7,770,126
Adani Ports & Special Economic Zone Ltd. ........ 1,114,095 18,650,713
Adani Power Ltd.
(a)
........................ 5,974,418 9,217,505
Aditya Birla Capital Ltd.
(a)
................... 1,453,613 5,506,392
Alkem Laboratories Ltd. .................... 92,340 5,726,458
Ambuja Cements Ltd. ...................... 1,250,165 6,870,752
APL Apollo Tubes Ltd. ..................... 373,610 9,187,121
Apollo Hospitals Enterprise Ltd. ............... 218,510 18,819,547
Ashok Leyland Ltd. ....................... 6,013,820 13,964,890
Asian Paints Ltd. ......................... 782,133 20,467,108
Astral Ltd. .............................. 242,393 4,448,521
AU Small Finance Bank Ltd.
(c)
................ 1,090,092 11,477,982
Aurobindo Pharma Ltd. ..................... 538,998 7,253,412
Avenue Supermarts Ltd.
(a) (c)
.................. 330,858 14,031,357
Axis Bank Ltd. ........................... 4,596,087 70,006,410
Bajaj Auto Ltd. ........................... 137,085 15,039,869
Bajaj Finance Ltd. ........................ 5,699,589 62,508,073
Bajaj Finserv Ltd. ......................... 785,628 17,229,004
Bajaj Holdings & Investment Ltd. .............. 54,388 6,465,795
Balkrishna Industries Ltd. ................... 157,948 4,144,757
Bank of Baroda .......................... 2,151,526 7,622,021
Bharat Electronics Ltd. ..................... 7,469,913 36,576,037
Bharat Forge Ltd. ......................... 489,104 10,297,124
Bharat Heavy Electricals Ltd. ................. 2,147,676 6,258,195
Bharat Petroleum Corp. Ltd. ................. 3,148,717 13,339,684
Bharti Airtel Ltd. .......................... 5,220,397 108,087,161
Bosch Ltd. ............................. 15,296 6,126,473
Britannia Industries Ltd. .................... 222,053 14,650,781
BSE Ltd. .............................. 358,713 10,702,256
Canara Bank ............................ 3,792,291 6,565,261
CG Power & Industrial Solutions Ltd. ............ 1,456,822 11,614,570
Cholamandalam Investment and Finance Co. Ltd. ... 861,901 16,421,797
Cipla Ltd. .............................. 1,153,768 17,133,423
Coal India Ltd. ........................... 3,817,539 18,085,524
Colgate-Palmolive India Ltd. ................. 251,413 6,234,551
Coromandel International Ltd. ................ 249,052 6,082,319
Cummins India Ltd. ....................... 281,304 15,169,842

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
Dabur India Ltd. .......................... 1,099,159 $ 6,268,360
Divi's Laboratories Ltd. ..................... 244,739 17,274,201
Dixon Technologies India Ltd. ................ 74,223 8,604,277
DLF Ltd. ............................... 1,506,872 10,012,484
Dr Reddy's Laboratories Ltd. ................. 1,111,413 15,770,647
Eicher Motors Ltd. ........................ 280,688 24,733,612
Eternal Ltd.
(a)
............................ 4,913,420 13,296,355
Fortis Healthcare Ltd. ...................... 992,336 10,302,505
FSN E-Commerce Ventures Ltd.
(a)
............. 2,341,221 6,861,474
GAIL India Ltd. .......................... 4,749,891 8,863,273
GE Vernova T&D India Ltd. .................. 257,346 10,891,123
GMR Airports Ltd.
(a)
....................... 5,374,773 5,955,129
Godrej Consumer Products Ltd. ............... 839,444 11,243,638
Godrej Properties Ltd.
(a)
.................... 309,052 5,885,549
Grasim Industries Ltd. ...................... 557,601 17,170,229
Havells India Ltd. ......................... 453,717 6,967,621
HCL Technologies Ltd. ..................... 1,938,054 29,664,831
HDFC Asset Management Co. Ltd.
(c)
............ 393,908 11,691,357
HDFC Bank Ltd. ......................... 22,996,889 224,794,607
HDFC Life Insurance Co. Ltd.
(c)
............... 2,005,342 15,777,407
Hero MotoCorp Ltd. ....................... 245,286 15,412,375
Hindalco Industries Ltd. .................... 2,754,525 28,033,216
Hindustan Aeronautics Ltd. .................. 408,928 17,589,393
Hindustan Petroleum Corp. Ltd. ............... 1,961,883 9,462,788
Hindustan Unilever Ltd. ..................... 1,673,645 43,031,019
Hitachi Energy India Ltd. .................... 26,911 7,568,804
Hyundai Motor India Ltd. .................... 334,883 7,970,824
ICICI Bank Ltd. .......................... 10,098,362 153,562,811
ICICI Lombard General Insurance Co. Ltd.
(c)
....... 501,884 10,503,827
ICICI Prudential Life Insurance Co. Ltd.
(c)
......... 736,759 5,304,648
IDFC First Bank Ltd. ....................... 7,506,419 6,067,902
Indian Hotels Co. Ltd. (The) .................. 1,762,737 12,944,255
Indian Oil Corp. Ltd. ....................... 5,832,466 12,021,722
Indus Towers Ltd.
(a)
....................... 2,709,981 13,577,607
IndusInd Bank Ltd.
(a)
....................... 1,173,555 12,348,679
Info Edge India Ltd. ....................... 742,562 8,410,971
Infosys Ltd. ............................. 6,598,469 94,575,008
InterGlobe Aviation Ltd.
(c)
.................... 387,851 20,636,730
ITC Ltd. ............................... 6,148,044 21,215,164
Jindal Stainless Ltd. ....................... 674,276 5,764,305
Jindal Steel Ltd. .......................... 731,450 10,015,765
Jio Financial Services Ltd. ................... 5,857,822 16,471,474
JSW Energy Ltd. ......................... 894,114 4,796,427
JSW Steel Ltd. .......................... 1,245,250 17,343,975
Jubilant Foodworks Ltd. .................... 799,329 4,571,530
Kalyan Jewellers India Ltd. .................. 825,754 3,728,268
Kotak Mahindra Bank Ltd. ................... 11,165,537 51,028,376
L&T Finance Ltd. ......................... 1,638,810 5,120,123
Larsen & Toubro Ltd. ...................... 1,377,259 64,794,307
Lodha Developers Ltd.
(c)
.................... 610,976 6,648,904
LTIMindtree Ltd.
(c)
........................ 152,238 7,490,388
Lupin Ltd. .............................. 497,063 12,633,953
Mahindra & Mahindra Ltd. ................... 1,899,988 71,014,737
Mankind Pharma Ltd. ...................... 256,951 6,357,580
Marico Ltd. ............................. 1,063,660 9,223,106
Maruti Suzuki India Ltd. .................... 255,935 41,838,821
Max Healthcare Institute Ltd. ................. 1,584,070 19,067,290
Mphasis Ltd. ............................ 255,978 6,470,835
MRF Ltd. .............................. 4,686 7,266,387
Muthoot Finance Ltd. ...................... 247,964 9,151,519
Nestle India Ltd. ......................... 1,381,719 19,633,750
NHPC Ltd. ............................. 6,254,771 5,181,587
NMDC Ltd. ............................. 6,194,107 5,573,951
NTPC Ltd. ............................. 8,879,873 37,324,193
Security Shares Value
a
India (continued)
Oberoi Realty Ltd. ........................ 261,909 $ 4,389,681
Oil & Natural Gas Corp. Ltd. ................. 6,437,810 19,841,298
Oil India Ltd. ............................ 1,013,181 5,402,515
One 97 Communications Ltd.
(a)
................ 782,628 9,463,377
Oracle Financial Services Software Ltd. .......... 44,123 3,376,658
Page Industries Ltd. ....................... 12,228 4,320,585
PB Fintech Ltd.
(a)
......................... 704,604 11,481,429
Persistent Systems Ltd. .................... 225,192 11,752,022
Petronet LNG Ltd. ........................ 1,591,595 5,659,022
Phoenix Mills Ltd. (The) .................... 409,872 7,483,026
PI Industries Ltd. ......................... 154,410 5,298,555
Pidilite Industries Ltd. ...................... 625,526 10,267,838
Polycab India Ltd. ........................ 108,417 10,272,210
Power Finance Corp. Ltd. ................... 3,042,779 13,857,017
Power Grid Corp. of India Ltd. ................ 9,463,542 31,118,272
Prestige Estates Projects Ltd. ................ 359,021 5,500,599
Punjab National Bank ...................... 4,826,088 6,872,849
Rail Vikas Nigam Ltd. ...................... 1,055,162 3,672,155
REC Ltd. .............................. 2,441,043 9,401,414
Reliance Industries Ltd. .................... 12,391,555 190,177,368
Samvardhana Motherson International Ltd. ....... 8,630,183 12,665,814
SBI Cards & Payment Services Ltd.
(a)
........... 583,876 4,979,809
SBI Life Insurance Co. Ltd.
(c)
................. 925,497 20,739,072
Shree Cement Ltd. ........................ 18,503 5,303,783
Shriram Finance Ltd. ...................... 2,876,384 34,199,255
Siemens Energy India Ltd. ................... 182,217 5,878,099
Siemens Ltd.
(a)
.......................... 185,739 6,986,073
Solar Industries India Ltd. ................... 55,580 8,262,752
SRF Ltd. .............................. 300,936 8,490,677
State Bank of India ........................ 3,745,657 49,523,960
Sun Pharmaceutical Industries Ltd. ............. 1,955,372 37,486,631
Sundaram Finance Ltd. ..................... 135,357 8,210,205
Supreme Industries Ltd. .................... 129,969 5,688,390
Suzlon Energy Ltd.
(a)
...................... 21,084,433 9,907,805
Swiggy Ltd.
(a)
........................... 2,812,314 9,348,432
Tata Communications Ltd. ................... 233,249 4,097,577
Tata Consultancy Services Ltd. ............... 1,840,924 53,503,325
Tata Consumer Products Ltd. ................. 1,216,473 15,263,974
Tata Motors Ltd.
(a)
........................ 4,133,207 22,956,645
Tata Motors Passenger Vehicles Ltd. ............ 4,107,965 17,301,378
Tata Power Co. Ltd. (The) ................... 3,311,329 13,766,918
Tata Steel Ltd. ........................... 15,248,115 35,651,829
Tech Mahindra Ltd. ....................... 1,102,577 16,499,699
Titan Co. Ltd. ........................... 719,330 34,266,311
Torrent Pharmaceuticals Ltd. ................. 244,464 11,660,371
Torrent Power Ltd. ........................ 365,340 6,304,442
Trent Ltd. .............................. 371,652 15,969,326
Tube Investments of India Ltd. ................ 217,745 6,588,137
TVS Motor Co. Ltd. ....................... 484,794 20,647,922
UltraTech Cement Ltd. ..................... 240,718 33,562,581
Union Bank of India Ltd. .................... 3,131,785 6,971,172
United Spirits Ltd. ........................ 599,451 9,098,220
UPL Ltd. ............................... 1,010,916 7,092,181
Varun Beverages Ltd. ...................... 2,761,720 13,725,518
Vedanta Ltd. ............................ 2,797,789 22,128,364
Vishal Mega Mart Ltd.
(a)
..................... 4,394,547 5,711,541
Vodafone Idea Ltd.
(a)
....................... 55,276,459 6,445,713
Voltas Ltd. ............................. 448,620 7,700,410
WAAREE Energies Ltd. .................... 180,568 5,377,369
Wipro Ltd. .............................. 5,390,915 11,946,714
Yes Bank Ltd.
(a)
.......................... 32,036,121 7,302,587
Zydus Lifesciences Ltd. .................... 422,660 4,301,393
3,070,987,502
a

iShares
®
MSCI Emerging Markets ex China ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Indonesia  —  1 .2%
Amman Mineral Internasional PT
(a)
............. 29,706,700 $ 13,551,440
Astra International Tbk PT ................... 42,190,300 16,787,440
Bank Central Asia Tbk PT ................... 112,924,027 48,217,402
Bank Mandiri Persero Tbk PT ................ 77,446,500 24,308,271
Bank Negara Indonesia Persero Tbk PT ......... 30,798,400 8,072,353
Bank Rakyat Indonesia Persero Tbk PT .......... 140,074,371 32,598,007
Barito Pacific Tbk PT
(a)
..................... 47,181,405 5,600,418
Barito Renewables Energy Tbk PT
(a)
............ 16,249,700 7,972,191
Bumi Resources Minerals Tbk PT
(a)
............. 115,564,300 6,680,114
Chandra Asri Pacific Tbk PT ................. 17,307,400 6,919,650
Charoen Pokphand Indonesia Tbk PT ........... 14,726,900 3,730,850
Dian Swastatika Sentosa Tbk PT
(a)
............. 2,023,700 9,527,022
GoTo Gojek Tokopedia Tbk PT , Class A
(a)
......... 1,789,288,039 6,509,452
Petrindo Jaya Kreasi Tbk PT ................. 45,552,000 4,335,744
Sumber Alfaria Trijaya Tbk PT ................ 37,396,900 3,719,104
Telkom Indonesia Persero Tbk PT ............. 101,792,800 21,493,976
United Tractors Tbk PT ..................... 2,885,300 4,914,357
224,937,791
a
Kuwait  —  0 .8%
Boubyan Bank KSCP ...................... 3,165,763 7,008,656
Gulf Bank KSCP ......................... 4,090,633 4,521,440
Kuwait Finance House KSCP ................. 22,353,148 58,597,794
Mabanee Co. KPSC ....................... 1,324,357 4,231,728
Mobile Telecommunications Co. KSCP .......... 3,935,964 6,955,638
National Bank of Kuwait SAKP ................ 16,711,249 51,322,685
Warba Bank KSCP
(a)
...................... 4,785,071 4,505,284
137,143,225
a
Malaysia  —  1 .5%
AMMB Holdings Bhd ...................... 5,199,200 8,587,537
Axiata Group Bhd
(b)
....................... 5,753,800 3,368,634
CELCOMDIGI BHD
(b)
...................... 6,873,600 5,635,257
CIMB Group Holdings Bhd .................. 16,575,000 34,225,815
Gamuda Bhd
(b)
.......................... 9,261,500 9,962,908
Hong Leong Bank Bhd ..................... 1,319,800 7,894,139
IHH Healthcare Bhd ....................... 4,486,900 10,490,873
IOI Corp. Bhd ........................... 5,178,700 5,265,744
Kuala Lumpur Kepong Bhd .................. 991,300 4,840,581
Malayan Banking Bhd ...................... 12,383,900 38,050,824
Maxis Bhd
(b)
............................ 4,811,900 4,797,160
MISC Bhd .............................. 2,593,600 5,377,680
MR DIY Group M Bhd
(c)
..................... 6,707,150 3,085,500
Nestle Malaysia Bhd ....................... 137,100 3,872,344
Petronas Chemicals Group Bhd ............... 5,068,400 3,908,209
Petronas Dagangan Bhd .................... 596,100 3,367,134
Petronas Gas Bhd ........................ 1,628,300 7,508,524
Press Metal Aluminium Holdings Bhd ........... 7,619,600 13,952,932
Public Bank Bhd ......................... 28,789,100 36,453,608
QL Resources Bhd
(b)
....................... 3,197,250 3,352,552
RHB Bank Bhd .......................... 3,571,100 7,706,053
SD Guthrie Bhd .......................... 4,023,200 5,945,361
Sunway Bhd
(b)
........................... 5,323,500 8,004,317
Telekom Malaysia Bhd ..................... 2,247,900 4,303,206
Tenaga Nasional Bhd ...................... 5,317,900 19,638,784
YTL Corp. Bhd
(b)
......................... 6,390,560 3,017,136
YTL Power International Bhd
(b)
................ 6,189,920 4,493,513
267,106,325
a
Mexico  —  2 .6%
America Movil SAB de CV , Series B ............ 36,693,025 47,703,915
Arca Continental SAB de CV ................. 1,042,357 12,545,567
Cemex SAB de CV, CPO , NVS ............... 30,764,763 38,514,011
Coca-Cola Femsa SAB de CV ................ 1,065,663 11,845,925
Fibra Uno Administracion SA de CV ............ 5,752,700 9,994,239
Security Shares Value
a
Mexico (continued)
Fomento Economico Mexicano SAB de CV ....... 3,466,571 $ 38,896,770
Gruma SAB de CV , Class B .................. 325,859 5,841,697
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 590,024 9,013,437
Grupo Aeroportuario del Pacifico SAB de CV , Class B 791,359 20,650,141
Grupo Aeroportuario del Sureste SAB de CV , Class B 364,477 13,101,659
Grupo Bimbo SAB de CV , Series A ............. 2,641,551 9,583,330
Grupo Carso SAB de CV , Series A1 ............ 1,162,133 9,106,367
Grupo Comercial Chedraui SA de CV ........... 655,764 4,205,236
Grupo Financiero Banorte SAB de CV , Class O .... 5,127,842 58,475,026
Grupo Financiero Inbursa SAB de CV , Series O .... 3,089,247 7,856,754
Grupo Mexico SAB de CV , Series B ............ 6,306,771 80,209,735
Industrias Penoles SAB de CV
(a)
............... 404,633 25,695,206
Kimberly-Clark de Mexico SAB de CV , Class A ..... 3,033,972 7,615,760
Prologis Property Mexico SA de CV ............ 2,158,782 10,602,124
Promotora y Operadora de Infraestructura SAB de CV 390,694 6,437,082
Sigma Foods SAB de CV ................... 7,438,653 8,357,795
Wal-Mart de Mexico SAB de CV ............... 10,595,179 34,291,910
470,543,686
a
Netherlands  —  0 .0%
X5 Retail Group N.V. , GDR
(a) (d) (e)
............... 67,732 9
a
Peru  —  0 .6%
Cia de Minas Buenaventura SAA , ADR .......... 331,052 14,457,041
Credicorp Ltd. ........................... 136,311 47,215,404
Southern Copper Corp. ..................... 184,884 40,360,177
102,032,622
a
Philippines  —  0 .5%
Ayala Corp. ............................. 515,630 5,365,091
Ayala Land, Inc. .......................... 13,559,100 4,913,447
Bank of the Philippine Islands ................ 3,847,438 7,739,579
BDO Unibank, Inc. ........................ 4,960,854 11,797,671
International Container Terminal Services, Inc. ..... 2,080,780 25,938,913
Jollibee Foods Corp. ...................... 1,042,640 3,872,492
Manila Electric Co. ........................ 585,160 6,474,154
Metropolitan Bank & Trust Co. ................ 3,678,037 4,911,278
PLDT, Inc. ............................. 155,000 3,761,557
SM Investments Corp. ..................... 455,825 5,572,819
SM Prime Holdings, Inc. .................... 20,828,400 7,759,498
88,106,499
a
Poland  —  1 .4%
Allegro.eu SA
(a) (c)
......................... 1,643,728 12,791,445
Asseco Poland SA ........................ 100,307 4,956,435
Bank Millennium SA
(a)
...................... 1,271,787 6,185,136
Bank Polska Kasa Opieki SA ................. 369,568 23,416,106
Budimex SA
(b)
........................... 26,075 5,880,765
CD Projekt SA ........................... 132,146 8,974,154
Dino Polska SA
(a) (c)
........................ 1,007,305 11,326,235
KGHM Polska Miedz SA
(a)
................... 286,287 26,997,426
LPP SA ............................... 2,266 13,112,355
mBank SA
(a)
............................ 30,111 8,751,337
ORLEN SA ............................. 1,179,943 38,005,004
PGE Polska Grupa Energetyczna SA
(a)
.......... 1,850,002 5,842,569
Powszechna Kasa Oszczednosci Bank Polski SA ... 1,783,765 46,214,938
Powszechny Zaklad Ubezpieczen SA ........... 1,230,175 23,306,658
Santander Bank Polska SA .................. 83,311 13,836,803
Zabka Group SA
(a)
........................ 827,434 5,177,694
254,775,060
a
Qatar  —  0 .7%
Al Rayan Bank .......................... 12,635,169 8,055,000
Commercial Bank PSQC (The) ................ 6,575,518 8,749,918
Dukhan Bank ........................... 4,129,071 4,052,829

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Qatar (continued)
Industries Qatar QSC ...................... 3,063,220 $ 10,161,007
Mesaieed Petrochemical Holding Co. ........... 10,428,881 2,991,192
Nebras Energy .......................... 963,549 3,899,403
Ooredoo QPSC .......................... 1,952,466 7,262,519
Qatar Fuel QSC .......................... 522,982 2,123,639
Qatar Gas Transport Co. Ltd. ................. 5,853,985 7,918,279
Qatar International Islamic Bank QSC ........... 2,142,629 6,633,387
Qatar Islamic Bank QPSC ................... 3,666,268 23,826,880
Qatar National Bank QPSC .................. 9,484,630 50,223,845
135,897,898
a
Russia  —  0 .0%
Alrosa PJSC
(a) (d)
.......................... 1,271,273 165
Mobile TeleSystems PJSC
(a) (d)
................ 418,880 54
Moscow Exchange MICEX-RTS PJSC
(a) (d)
........ 631,870 82
Ozon Holdings PLC , ADR
(a) (d)
................. 534 —
PhosAgro PJSC , GDR
(a) (d)
................... 433 4
PhosAgro PJSC , GDR
(a) (d) (e)
.................. 1 —
Polyus PJSC
(a) (d)
......................... 133,970 2
Rosneft Oil Co. PJSC
(a) (d)
.................... 532,936 69
Sberbank of Russia PJSC
(a) (d)
................. 4,933,827 638
Severstal PAO
(a) (d)
........................ 109,143 14
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 58,085 8
United Co. RUSAL International PJSC
(a) (d)
........ 1,500,930 194
VK IPJSC , GDR
(a) (d)
....................... 873 —
VTB Bank PJSC
(a) (d)
....................... 232,194 —
1,230
a
Saudi Arabia  —  3 .4%
ACWA Power Co.
(a)
....................... 309,435 13,646,936
Ades Holding Co. ......................... 708,753 3,375,426
Al Rajhi Bank ........................... 3,971,040 106,495,800
Alinma Bank ............................ 2,480,071 18,421,367
Almarai Co. JSC ......................... 1,004,599 10,680,897
Arab National Bank ....................... 1,794,977 9,846,862
Arabian Internet & Communications Services Co. ... 46,903 2,334,804
Bank AlBilad ............................ 1,484,465 10,089,936
Bank Al-Jazira ........................... 1,258,413 3,867,755
Banque Saudi Fransi ...................... 2,442,936 12,902,749
Bupa Arabia for Cooperative Insurance Co. ....... 166,344 7,877,635
Co. for Cooperative Insurance (The) ............ 152,263 5,500,405
Dar Al Arkan Real Estate Development Co.
(a)
...... 1,062,266 5,656,156
Dr Sulaiman Al Habib Medical Services Group Co. .. 179,357 11,045,740
Elm Co. ............................... 49,056 8,362,738
Etihad Etisalat Co. ........................ 773,865 13,246,454
Jabal Omar Development Co.
(a)
............... 1,167,906 4,629,610
Jarir Marketing Co. ........................ 1,230,819 4,588,837
Makkah Construction & Development Co. ........ 196,962 4,101,078
Mouwasat Medical Services Co. ............... 191,961 3,256,785
Riyad Bank ............................. 2,964,111 21,872,430
SABIC Agri-Nutrients Co. ................... 476,940 15,720,114
SAL Saudi Logistics Services ................. 69,526 2,997,328
Saudi Arabian Mining Co.
(a)
.................. 2,761,445 51,562,824
Saudi Arabian Oil Co.
(c)
..................... 12,251,738 81,652,087
Saudi Awwal Bank ........................ 2,045,376 18,621,857
Saudi Basic Industries Corp. ................. 1,822,260 26,331,412
Saudi Energy Co. ........................ 1,734,350 6,247,898
Saudi Investment Bank (The) ................. 1,260,073 4,535,174
Saudi National Bank (The) ................... 5,958,501 66,210,862
Saudi Tadawul Group Holding Co. ............. 96,985 3,537,164
Saudi Telecom Co. ........................ 4,040,242 45,008,354
Yanbu National Petrochemical Co. ............. 540,452 3,632,999
607,858,473
a
Security Shares Value
a
South Africa  —  5 .2%
Absa Group Ltd. ......................... 1,738,236 $ 29,706,047
Anglogold Ashanti PLC ..................... 1,021,989 130,746,503
Bid Corp. Ltd. ........................... 677,936 17,886,995
Bidvest Group Ltd. ........................ 660,036 10,454,824
Capitec Bank Holdings Ltd. .................. 178,081 53,064,462
Clicks Group Ltd. ......................... 479,427 9,592,901
Discovery Ltd. ........................... 1,174,841 19,282,923
FirstRand Ltd. ........................... 10,286,717 64,102,596
Gold Fields Ltd. .......................... 1,818,160 106,555,106
Harmony Gold Mining Co. Ltd. ................ 1,168,515 26,589,255
Impala Platinum Holdings Ltd. ................ 1,840,701 40,892,432
MTN Group Ltd. .......................... 3,553,658 46,222,842
Naspers Ltd. , Class N ...................... 1,590,644 88,520,374
Nedbank Group Ltd. ....................... 931,908 18,434,792
NEPI Rockcastle N.V.
(a)
..................... 1,251,277 11,632,878
Northam Platinum Holdings Ltd. ............... 725,517 19,860,187
OUTsurance Group Ltd. .................... 1,730,815 7,985,743
Pepkor Holdings Ltd.
(c)
..................... 7,169,412 11,936,556
Reinet Investments SCA .................... 279,793 9,887,967
Remgro Ltd. ............................ 1,017,846 12,393,448
Sanlam Ltd. ............................ 3,695,434 24,682,307
Sasol Ltd.
(a)
............................. 1,173,048 10,688,400
Shoprite Holdings Ltd. ..................... 960,782 15,960,189
Sibanye Stillwater Ltd.
(a)
.................... 5,748,120 25,534,345
Standard Bank Group Ltd. ................... 2,687,778 54,130,501
Valterra Platinum Ltd. ...................... 539,051 63,291,083
Vodacom Group Ltd. ...................... 1,261,503 12,892,503
942,928,159
a
South Korea  —  22 .7%
Alteogen, Inc.
(b)
.......................... 81,861 23,190,030
Amorepacific Corp.
(b)
...................... 59,198 6,224,085
APR Corp.
(a) (b)
........................... 48,977 10,639,772
Celltrion, Inc. ............................ 306,302 50,711,801
DB Insurance Co. Ltd. ..................... 93,535 11,883,171
Doosan Co. Ltd. ......................... 14,753 13,127,060
Doosan Enerbility Co. Ltd.
(a)
.................. 911,317 67,351,145
Ecopro BM Co. Ltd.
(a)
...................... 99,441 15,316,181
Ecopro Co. Ltd.
(a)
......................... 207,068 26,589,881
Hana Financial Group, Inc. .................. 566,829 47,946,478
Hanjin Kal Corp.
(a) (b)
....................... 47,024 5,096,760
Hankook Tire & Technology Co. Ltd. ............ 151,513 7,674,466
Hanmi Semiconductor Co. Ltd. ................ 87,428 19,703,086
Hanwha Aerospace Co. Ltd. ................. 68,058 56,575,461
Hanwha Ocean Co. Ltd.
(a) (b)
.................. 280,603 27,532,412
Hanwha Systems Co. Ltd.
(a)
.................. 152,774 12,064,739
HD Hyundai Co. Ltd. ...................... 88,806 18,065,311
HD Hyundai Electric Co. Ltd. ................. 47,425 34,622,881
HD Hyundai Heavy Industries Co. Ltd. ........... 74,720 31,290,838
HD Hyundai Marine Solution Co. Ltd. ........... 31,426 4,024,039
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 86,595 27,087,367
HLB, Inc.
(a) (b)
............................ 243,387 8,749,340
HMM Co. Ltd. ........................... 489,055 7,248,798
HYBE Co. Ltd.
(a)
......................... 47,320 12,722,077
Hyosung Heavy Industries Corp. .............. 11,452 22,448,122
Hyundai Engineering & Construction Co. Ltd. ...... 155,786 17,842,079
Hyundai Glovis Co. Ltd. .................... 76,720 15,447,581
Hyundai Mobis Co. Ltd. ..................... 119,685 43,021,069
Hyundai Motor Co. ........................ 270,283 126,715,233
Hyundai Rotem Co. Ltd. .................... 155,547 24,869,277
Industrial Bank of Korea .................... 565,626 10,129,758
Kakao Corp. ............................ 633,853 27,426,670
KakaoBank Corp. ........................ 341,267 6,430,825
KB Financial Group, Inc. .................... 737,253 81,369,218
Kia Corp. .............................. 476,155 67,989,016

iShares
®
MSCI Emerging Markets ex China ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
South Korea (continued)
Korea Aerospace Industries Ltd. ............... 148,545 $ 19,738,516
Korea Electric Power Corp. .................. 513,484 20,639,035
Korea Investment Holdings Co. Ltd. ............ 85,390 15,354,281
Korean Air Lines Co. Ltd.
(a)
.................. 374,559 7,299,128
Krafton, Inc.
(a)
........................... 58,060 10,026,249
KT&G Corp. ............................ 192,411 21,801,457
LG Chem Ltd. ........................... 101,389 29,481,684
LG Corp. .............................. 183,434 13,726,197
LG Display Co. Ltd.
(a) (b)
..................... 617,704 6,164,724
LG Electronics, Inc. ....................... 215,556 21,806,772
LG Energy Solution Ltd.
(a) (b)
.................. 95,456 28,368,873
LG Uplus Corp. .......................... 287,113 3,303,149
LIG Nex1 Co. Ltd.
(a)
....................... 27,050 9,549,131
LS Electric Co. Ltd. ....................... 30,416 16,656,365
Meritz Financial Group, Inc.
(a)
................. 161,996 14,290,334
Mirae Asset Securities Co. Ltd.
(b)
.............. 403,858 20,244,277
NAVER Corp. ........................... 286,819 50,667,814
NH Investment & Securities Co. Ltd. ............ 297,992 7,364,301
POSCO Future M Co. Ltd.
(a) (b)
................ 72,612 12,464,384
POSCO Holdings, Inc. ..................... 148,328 42,570,196
Posco International Corp. ................... 106,199 5,341,312
Samsung Biologics Co. Ltd.
(a) (c)
................ 23,554 29,060,541
Samsung C&T Corp. ...................... 173,361 42,246,928
Samsung Electro-Mechanics Co. Ltd. ........... 114,003 35,630,475
Samsung Electronics Co. Ltd. ................ 9,619,589 1,439,775,993
Samsung Episholdings Co. Ltd.
(a)
.............. 14,872 6,978,519
Samsung Fire & Marine Insurance Co. Ltd. ....... 61,098 22,510,907
Samsung Heavy Industries Co. Ltd.
(a)
........... 1,430,960 28,802,663
Samsung Life Insurance Co. Ltd. .............. 163,460 26,167,382
Samsung SDI Co. Ltd.
(a)
.................... 122,854 39,828,623
Samsung SDS Co. Ltd. ..................... 87,175 11,813,854
Samyang Foods Co. Ltd. .................... 8,442 7,166,171
Shinhan Financial Group Co. Ltd. .............. 888,717 59,771,978
SK Biopharmaceuticals Co. Ltd.
(a)
.............. 63,108 5,253,981
SK hynix, Inc. ........................... 1,109,449 820,317,694
SK Innovation Co. Ltd. ..................... 137,777 12,235,211
SK Square Co. Ltd.
(a)
...................... 187,773 84,275,859
SK Telecom Co. Ltd. ....................... 207,224 11,453,978
SK, Inc. ............................... 74,394 20,772,379
S-Oil Corp.
(a)
............................ 92,481 7,071,887
Woori Financial Group, Inc. .................. 1,349,129 33,761,403
Yuhan Corp. ............................ 115,623 8,849,653
4,119,730,285
a
Taiwan  —  28 .9%
Accton Technology Corp. ................... 1,018,000 44,797,382
Advantech Co. Ltd. ....................... 947,280 10,046,319
Airtac International Group ................... 278,439 10,653,542
Alchip Technologies Ltd. .................... 153,976 16,854,874
ASE Technology Holding Co. Ltd. .............. 6,747,000 81,298,467
Asia Cement Corp. ........................ 4,616,000 5,285,295
Asia Vital Components Co. Ltd. ............... 674,000 37,060,862
ASPEED Technology, Inc. ................... 60,000 18,519,784
Asustek Computer, Inc. ..................... 1,416,000 23,927,691
Bizlink Holding, Inc. ....................... 353,000 15,598,751
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 2,074,000 10,690,288
Catcher Technology Co. Ltd. ................. 1,047,000 6,393,911
Cathay Financial Holding Co. Ltd. .............. 19,313,379 48,978,538
Chailease Holding Co. Ltd. .................. 3,083,671 10,214,924
Chang Hwa Commercial Bank Ltd. ............. 14,283,671 9,864,076
China Airlines Ltd. ........................ 5,772,000 3,857,257
China Steel Corp. ........................ 24,002,000 15,880,042
Chroma ATE, Inc. ......................... 758,000 32,938,111
Chunghwa Telecom Co. Ltd. ................. 7,683,000 33,063,552
Compal Electronics, Inc. .................... 8,469,000 8,496,237
Security Shares Value
a
Taiwan (continued)
CTBC Financial Holding Co. Ltd. .............. 33,967,000 $ 60,422,468
Delta Electronics, Inc. ...................... 3,934,000 177,399,081
E Ink Holdings, Inc. ....................... 1,721,000 10,186,462
E.Sun Financial Holding Co. Ltd. .............. 29,358,995 33,017,229
Elite Material Co. Ltd. ...................... 612,000 46,868,591
eMemory Technology, Inc. ................... 127,000 10,100,104
Eva Airways Corp. ........................ 5,361,000 6,490,903
Evergreen Marine Corp. Taiwan Ltd. ............ 2,192,400 13,758,936
Far Eastern New Century Corp. ............... 6,359,000 5,849,276
Far EasTone Telecommunications Co. Ltd. ........ 3,550,000 10,433,065
First Financial Holding Co. Ltd. ................ 23,466,111 22,370,029
Formosa Chemicals & Fibre Corp. ............. 7,048,000 11,395,231
Formosa Plastics Corp. ..................... 7,661,000 12,566,807
Fortune Electric Co. Ltd. .................... 322,310 10,871,917
Fubon Financial Holding Co. Ltd. .............. 17,011,504 51,020,449
Gigabyte Technology Co. Ltd. ................ 1,062,000 8,047,260
Global Unichip Corp. ...................... 175,000 15,324,396
Globalwafers Co. Ltd. ...................... 523,000 7,532,354
Gold Circuit Electronics Ltd. .................. 651,000 16,911,139
Hon Hai Precision Industry Co. Ltd. ............. 25,416,200 194,403,155
Hon Precision, Inc. ........................ 101,000 15,708,605
Hotai Motor Co. Ltd. ....................... 592,591 11,070,412
Hua Nan Financial Holdings Co. Ltd. ............ 18,259,090 22,174,131
Innolux Corp. ........................... 15,416,636 13,083,236
International Games System Co. Ltd. ........... 447,000 9,889,929
Inventec Corp. ........................... 5,427,000 7,949,288
Jentech Precision Industrial Co. Ltd. ............ 171,000 16,675,325
KGI Financial Holding Co. Ltd. ................ 32,309,785 22,574,780
King Slide Works Co. Ltd. ................... 115,000 12,375,737
King Yuan Electronics Co. Ltd. ................ 2,226,000 22,904,530
Largan Precision Co. Ltd. ................... 201,000 16,109,985
Lite-On Technology Corp. ................... 3,989,000 21,773,753
Lotes Co. Ltd. ........................... 169,000 9,492,045
MediaTek, Inc. ........................... 3,083,000 189,911,444
Mega Financial Holding Co. Ltd. ............... 24,067,666 30,961,726
Nan Ya Plastics Corp. ...................... 10,455,000 30,332,803
Novatek Microelectronics Corp. ............... 1,142,000 14,259,710
Pegatron Corp. .......................... 3,964,000 9,277,988
PharmaEssentia Corp. ..................... 598,693 13,827,509
President Chain Store Corp. ................. 1,140,000 8,164,485
Quanta Computer, Inc. ..................... 5,463,000 50,135,003
Realtek Semiconductor Corp. ................ 999,000 15,289,641
Shanghai Commercial & Savings Bank Ltd. (The) ... 7,844,678 10,021,896
SinoPac Financial Holdings Co. Ltd. ............ 25,219,721 26,603,256
Taiwan Business Bank ..................... 14,874,122 7,793,645
Taiwan Cooperative Financial Holding Co. Ltd. ..... 22,329,230 17,045,947
Taiwan High Speed Rail Corp. ................ 3,896,000 3,371,773
Taiwan Mobile Co. Ltd. ..................... 3,488,000 11,989,457
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 49,811,000 3,108,114,833
TCC Group Holdings Co. Ltd. ................ 13,590,671 11,444,015
Teco Electric and Machinery Co. Ltd. ............ 2,437,000 6,362,840
TS Financial Holding Co. Ltd. ................. 42,922,067 34,941,405
Unimicron Technology Corp. ................. 2,683,282 40,588,579
Uni-President Enterprises Corp. ............... 9,709,000 22,448,673
United Microelectronics Corp. ................ 22,903,000 47,383,002
Vanguard International Semiconductor Corp. ...... 2,276,718 9,651,914
Wan Hai Lines Ltd. ........................ 1,438,015 3,514,716
Wistron Corp. ........................... 6,086,000 26,000,145
Wiwynn Corp. ........................... 226,000 28,401,692
Yageo Corp. ............................ 3,337,840 31,266,255
Yang Ming Marine Transport Corp. ............. 3,482,000 6,377,615
Yuanta Financial Holding Co. Ltd. .............. 21,541,771 33,569,720
Zhen Ding Technology Holding Ltd. ............. 1,529,000 10,108,780
5,230,330,978
a

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Thailand  —  1 .5%
Advanced Info Service PCL , NVDR ............. 2,083,500 $ 25,459,755
Airports of Thailand PCL , NVDR
(b)
.............. 8,690,200 15,228,141
Bangkok Dusit Medical Services PCL , NVDR ...... 23,029,600 16,037,090
Bumrungrad Hospital PCL , NVDR ............. 1,190,700 8,139,448
Central Pattana PCL , NVDR ................. 4,113,200 9,249,349
Charoen Pokphand Foods PCL , NVDR .......... 7,928,300 5,350,479
CP ALL PCL , NVDR
(b)
...................... 11,185,100 18,622,631
Delta Electronics Thailand PCL , NVDR
(b)
......... 6,337,500 56,795,374
Gulf Development PCL , Class R , NVDR
(a)
........ 9,174,065 18,290,694
Kasikornbank PCL , NVDR ................... 1,178,300 7,617,005
Krung Thai Bank PCL , NVDR ................ 7,001,000 7,709,413
Minor International PCL , NVDR ............... 6,197,600 5,182,529
PTT Exploration & Production PCL , NVDR
(b)
....... 2,825,600 12,498,214
PTT PCL , NVDR ......................... 20,600,300 24,517,280
SCB X PCL , NVDR ....................... 1,725,700 8,239,620
Siam Cement PCL (The) , NVDR
(b)
............. 1,602,100 11,591,281
TMBThanachart Bank PCL , NVDR ............. 50,408,300 3,824,508
True Corp. PCL , NVDR ..................... 21,404,782 9,975,391
264,328,202
a
Turkey  —  0 .6%
Akbank TAS ............................ 6,520,340 13,406,864
Aselsan Elektronik Sanayi Ve Ticaret A.S.
(b)
....... 2,791,384 20,473,049
BIM Birlesik Magazalar A.S. .................. 916,789 13,963,683
Eregli Demir ve Celik Fabrikalari TAS
(b)
.......... 7,218,315 5,377,297
Ford Otomotiv Sanayi A.S. .................. 1,430,439 3,780,114
Haci Omer Sabanci Holding A.S. .............. 2,386,756 5,485,994
KOC Holding A.S. ........................ 1,535,813 6,986,543
Turk Hava Yollari AO ...................... 1,126,414 7,895,521
Turkcell Iletisim Hizmetleri A.S. ................ 2,478,173 6,546,537
Turkiye Is Bankasi A.S. , Class C ............... 18,243,308 7,036,766
Turkiye Petrol Rafinerileri A.S. ................ 1,988,508 9,903,331
Yapi ve Kredi Bankasi A.S.
(a)
................. 6,964,695 6,879,098
107,734,797
a
United Arab Emirates  —  1 .8%
Abu Dhabi Commercial Bank PJSC ............ 6,405,696 26,434,913
Abu Dhabi Islamic Bank PJSC ................ 2,987,849 20,747,729
Abu Dhabi National Oil Co. for Distribution PJSC ... 6,462,844 7,038,123
ADNOC Drilling Co. PJSC ................... 6,517,188 9,084,549
Adnoc Gas PLC .......................... 12,484,997 11,554,439
ADNOC Logistics & Services ................. 3,695,137 5,508,812
Air Arabia PJSC .......................... 4,139,719 6,085,658
Aldar Properties PJSC ..................... 7,864,221 23,124,236
Dubai Electricity & Water Authority PJSC ......... 12,257,839 10,016,537
Dubai Islamic Bank PJSC ................... 5,924,045 13,379,845
Emaar Development PJSC .................. 2,034,792 10,719,491
Emaar Properties PJSC .................... 13,435,846 59,297,957
Emirates NBD Bank PJSC ................... 3,864,067 34,716,165
Emirates Telecommunications Group Co. PJSC .... 7,101,628 39,210,197
First Abu Dhabi Bank PJSC .................. 9,016,225 48,161,156
Salik Co. PJSC .......................... 3,723,163 6,487,318
331,567,125
a
Total Common Stocks — 96.7%
(Cost: $ 10,306,313,872 ) .............................. 17,522,733,407
a
Preferred Stocks
Brazil  —  1 .6%
Axia Energia , Class B, Preference Shares , NVS .... 507,997 6,625,316
Axia Energia , Class C, Preference Shares , NVS
(a)
... 758,368 8,733,843
Security Shares Value
a
Brazil (continued)
Banco Bradesco SA , Preference Shares , NVS ..... 10,825,864 $ 44,663,420
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 3,443,777 8,108,142
Gerdau SA , Preference Shares , NVS ........... 2,606,529 10,672,202
Itau Unibanco Holding SA , Preference Shares , NVS . 11,009,835 100,466,221
Itausa SA , Preference Shares , NVS ............ 12,159,516 33,846,931
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 9,385,805 72,006,966
285,123,041
a
Chile  —  0 .1%
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares
(a)
..................... 290,291 22,154,575
a
Colombia  —  0 .1%
Grupo Cibest SA , Preference Shares ........... 914,932 15,513,852
a
India  —  0 .0%
TVS Motor Co. Ltd. , 6.00%
(a)
................. 1,926,488 211,757
a
South Korea  —  1 .1%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 45,352 10,140,604
Hyundai Motor Co. , Series 2, Preference Shares , NVS 71,437 16,064,709
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 1,662,390 166,969,581
193,174,894
a
Total Preferred Stocks — 2.9%
(Cost: $ 297,650,592 ) ................................ 516,178,119
a
Total Long-Term Investments — 99.6%
(Cost: $ 10,603,964,464 ) .............................. 18,038,911,526
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(f) (g) (h)
...................... 116,830,075 116,888,491
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(f) (g)
............................. 89,923,857 89,923,857
a
Total Short-Term Securities — 1.1%
(Cost: $ 206,807,593 ) ................................ 206,812,348
Total Investments —  100.7%
(Cost: $ 10,810,772,057 ) .............................. 18,245,723,874
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (118,869,074)
Net Assets — 100.0% ................................. $ 18,126,854,800
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI Emerging Markets ex China ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 147,844,844 $ — $ (30,956,750)
(a)
$ 2,227 $ (1,830) $ 116,888,491 116,830,075 $ 1,444,580
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 87,860,000 2,063,857
(a)
— — — 89,923,857 89,923,857 1,726,980 —
$ — $ 2,227 $ (1,830)
$ 206,812,348
$ 3,171,560 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................ 595 03/20/26 $ 47,710 $ (25,446)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 25,446 $ — $ — $ — $ 25,446
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 3,723,865 $ — $ — $ — $ 3,723,865
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 2,209 $ — $ — $ — $ 2,209

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Emerging Markets ex China ETF
18
2026
iShares Semi-Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 31,431,838
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,399,123,821 $ 15,123,608,347 $ 1,239 $ 17,522,733,407
Preferred Stocks ......................................... 300,636,893 215,541,226 — 516,178,119
Short-Term Securities
Money Market Funds ...................................... 206,812,348 — — 206,812,348
$ 2,906,573,062 $ 15,339,149,573 $ 1,239 $ 18,245,723,874
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (25,446) $ — $ — $ (25,446)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

19
Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
February 28, 2026
See notes to financial statements.
iShares
Emerging Markets
Equity Factor ETF
iShares
MSCI Emerging
Markets ex China
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................................... $ 1,690,376,216  $ 18,038,911,526
Investments, at value — affiliated
(c)
........................................................................ 28,202,092  206,812,348
Cash pledged:
Futures contracts .................................................................................. 142,000  —
Foreign currency, at value
(d)
............................................................................. 1,289,082  9,320,463
Receivables:
Investments sold .................................................................................. 1,326  117,626,016
Securities lending income — affiliated .................................................................... 51,004  176,710
Capital shares sold ................................................................................. 348  73,162,583
Dividends — unaffiliated ............................................................................. 2,808,953  29,231,622
Dividends — affiliated ............................................................................... 22,443  248,515
Tax reclaims ..................................................................................... 70,497  1,723,164
Variation margin on futures contracts ..................................................................... 178,799  —
Foreign withholding tax claims ......................................................................... 42,466  1,617,452
Total assets .......................................................................................
1,723,185,226  18,478,830,399
LIABILITIES
Collateral on securities loaned ........................................................................... 21,538,549  116,978,761
Payables:
Investments purchased .............................................................................. 129,809  150,097,165
Deferred foreign capital gain tax ........................................................................ 5,466,085  81,640,511
Interest expense .................................................................................. 4,585  —
Investment advisory fees ............................................................................. 304,838  3,217,764
Professional fees .................................................................................. 6,434  15,952
Variation margin on futures contracts ..................................................................... —  25,446
Total liabilities ......................................................................................
27,450,300  351,975,599
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 1,695,734,926  $ 18,126,854,800
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 1,325,208,032  $ 11,670,093,589
Accumulated earnings ................................................................................ 370,526,894  6,456,761,211
NET ASSETS ......................................................................................
$ 1,695,734,926  $ 18,126,854,800
NET ASSET VALUE
Shares outstanding .................................................................................. 25,500,000  207,100,000
Net asset value ..................................................................................... $ 66.50  $ 87.53
Shares authorized ................................................................................... 525 million 2 billion
Par value ......................................................................................... $                    0.001 $                    0.001
(a)
Securities loaned, at value ........................................................................... $ 20,237,632  $ 111,352,303
(b)
Investments, at cost — unaffiliated ...................................................................... $ 1,165,822,318  $ 10,603,964,464
(c)
Investments, at cost — affiliated ........................................................................ $ 28,200,315  $ 206,807,593
(d)
  Foreign currency, at cost ............................................................................. $ 1,289,969  $ 9,309,820

20
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended February 28, 2026
iShares
Emerging Markets
Equity Factor ETF
iShares
MSCI Emerging
Markets ex China
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 12,495,386  $ 118,642,423
Dividends — affiliated .............................................................................. 116,921  1,726,980
Interest — unaffiliated .............................................................................. 28,581  105,021
Securities lending income — affiliated — net ............................................................... 312,045  1,444,580
Foreign taxes withheld ............................................................................. (1,603,085) (15,600,789)
Total investment income ..............................................................................
11,349,848  106,318,215
EXPENSES
Investment advisory ............................................................................... 1,626,089  17,280,981
Commitment costs ................................................................................ 10,129  20,439
Professional .................................................................................... 4,095  16,152
Interest expense ................................................................................. 15,032  16,275
Total expenses .................................................................................... 1,655,345  17,333,847
Net investment income ...............................................................................
9,694,503  88,984,368
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................ (978,676) 90,559,390
Investments — affiliated ........................................................................... (1,387) 2,227
Foreign currency transactions ....................................................................... (111,214) (1,107,363)
Futures contracts ............................................................................... 672,125  3,723,865
In-kind redemptions — unaffiliated
(b)
................................................................... —  37,515,382
(419,152) 130,693,501
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................................ 309,073,688  4,707,600,023
Investments — affiliated ........................................................................... 1  (1,830)
Foreign currency translations ....................................................................... 27,774  597,611
Futures contracts ............................................................................... 52,955  2,209
309,154,418  4,708,198,013
Net realized and unrealized gain ........................................................................
308,735,266  4,838,891,514
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 318,429,769  $ 4,927,875,882
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........................................... $ (174,332) $ (296,570)
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of increase in deferred foreign capital gain tax of ......................................................... $ (520,970) $ (17,308,230)

21
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Emerging Markets Equity Factor ETF
iShares
MSCI Emerging Markets ex China ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 9,694,503  $ 22,479,214  $ 88,984,368  $ 364,139,689
Net realized gain (loss) ....................................... (419,152) (10,564,086) 130,693,501  (274,327,076)
Net change in unrealized appreciation (depreciation) ................... 309,154,418  118,887,663  4,708,198,013  805,839,330
Net increase in net assets resulting from operations ......................
318,429,769  130,802,791  4,927,875,882  895,651,943
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(18,610,144)
(b)
(28,880,125) (246,711,917)
(b)
(435,173,384)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
438,234,840  187,765,922  953,663,995  (4,162,033,416)
NET ASSETS
Total increase (decrease) in net assets .............................. 738,054,465  289,688,588  5,634,827,960  (3,701,554,857)
Beginning of period ...........................................
957,680,461  667,991,873  12,492,026,840  16,193,581,697
End of period ...............................................
$ 1,695,734,926  $ 957,680,461  $ 18,126,854,800  $ 12,492,026,840
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

22
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Emerging Markets Equity Factor ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period ......
$ 53.20  $ 47.38  $ 41.82  $ 43.38  $ 53.61  $ 44.03
Net investment income
(a)
.............. 0 .43  1 .39
(b)
1 .29  1 .46  1 .64  1 .23
Net realized and unrealized gain (loss)
(c)
....
13.70  6 .22  6 .77  ( 1 .38 ) (10.49) 9 .24
Net increase (decrease) from investment
operations ........................
14.13  7 .61  8 .06  0 .08  ( 8 .85 ) 10.47
Distributions from net investment income
(d)
.... ( 0 .83 )
(e)
( 1 .79 ) ( 2 .50 ) ( 1 .64 ) ( 1 .38 ) ( 0 .89 )
Net asset value, end of period ...........
$ 66.50  $ 53.20  $ 47.38  $ 41.82  $ 43.38  $ 53.61
Total Return
(f)
– – – – – –
Based on net asset value ...............
26.87%
(g)
16.50%
(b)
20.07% 0 .30% (16.80) % 23.97%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0 .25%
(i)
0 .26% 0 .26% 0 .33% 0 .45% 0 .45%
Total expenses excluding professional fees for
foreign withholding tax claims ...........
0 .25%
(i)
0 .25% 0 .26 % N/A  N/A  N/A
Net investment income .................
1 .49%
(i)
2 .87%
(b)
2 .93% 3 .51% 3 .41% 2 .44%
Supplemental Data
Net assets, end of period (000) ...........
$ 1,695,735  $ 957,680  $ 667,992  $ 606,434  $ 832,808  $ 761,199
Portfolio turnover rate
(j)
.................
9% 20% 29% 121% 54% 49%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2025:
• Net investment income per share by $0.00.
• Total return by 0.01%.
• Ratio of net investment income to average net assets by 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

23
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Emerging Markets ex China ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period ......
$ 63.41  $ 60.65  $ 51.16  $ 49.62  $ 62.82  $ 46.00
Net investment income
(a)
.............. 0 .47  1 .42
(b)
1 .45  1 .45  1 .86  1 .58
Net realized and unrealized gain (loss)
(c)
....
24.99  3 .05  9 .17  1 .31  (13.73) 16.09
Net increase (decrease) from investment
operations ........................
25.46  4 .47  10.62  2 .76  (11.87) 17.67
Distributions from net investment income
(d)
.... ( 1 .34 )
(e)
( 1 .71 ) ( 1 .13 ) ( 1 .22 ) ( 1 .33 ) ( 0 .85 )
Net asset value, end of period ...........
$ 87.53  $ 63.41  $ 60.65  $ 51.16  $ 49.62  $ 62.82
Total Return
(f)
– – – – – –
Based on net asset value ...............
40.72%
(g)
7 .62%
(b)
20.98% 5 .69% (19.17) % 38.66%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses ......................
0 .25%
(i)
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ..........
0 .25%
(i)
0 .25% 0 .25% 0 .25% 0 .25% 0 .22%
Net investment income .................
1 .29%
(i)
2 .41%
(b)
2 .58% 2 .89% 3 .34% 2 .65%
Supplemental Data
Net assets, end of period (000) ...........
$ 18,126,855  $ 12,492,027  $ 16,193,582  $ 5,147,101  $ 2,307,162  $ 1,281,467
Portfolio turnover rate
(j)
.................
8% 15% 12% 13% 21% 51%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2025:
• Net investment income per share by $0.01.
• Total return by 0.06%.
• Ratio of net investment income to average net assets by 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
24
2026
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
Emerging Markets Equity Factor ................................................................................................. Diversified
MSCI Emerging Markets ex China ................................................................................................ Diversified

Notes to Financial Statements
(unaudited) ( continued)
25
Notes to Financial Statements
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
26
2026
iShares Semi-Annual Financial Statements and Additional Information
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Emerging Markets Equity Factor
Citigroup Global Markets Ltd. ........................................ $ 109,477 $ (109,477) $ — $ —
Citigroup Global Markets, Inc. ........................................ 140,772 (140,772) — —
Goldman Sachs & Co. LLC ......................................... 2,256,571 (2,256,571) — —
Goldman Sachs International ........................................ 5,368,032 (5,368,032) — —
HSBC Bank PLC ................................................ 397,710 (397,710) — —
J.P. Morgan Securities LLC ......................................... 1,363,867 (1,363,867) — —
J.P. Morgan Securities PLC ......................................... 1,067,000 (1,067,000) — —
Jefferies LLC ................................................... 102,657 (102,657) — —
Macquarie Bank Ltd. .............................................. 1,325,295 (1,325,295) — —
Morgan Stanley ................................................. 7,175,926 (7,175,926) — —
SG Americas Securities LLC ........................................ 113,002 (113,002) — —
State Street Bank & Trust Co. ........................................ 9,771 (9,771) — —
UBS AG ...................................................... 807,552 (807,552) — —
$ 20,237,632 $ (20,237,632)
$ —
$ —
a
MSCI Emerging Markets ex China
BofA Securities, Inc. .............................................. 1,921,022 (1,921,022) — —
Citigroup Global Markets Ltd. ........................................ 890,274 (890,274) — —
Goldman Sachs & Co. LLC ......................................... 1,365,514 (1,365,514) — —
Goldman Sachs International ........................................ 78,926,768 (78,926,768) — —
J.P. Morgan Securities LLC ......................................... 19,932,289 (19,932,289) — —
Macquarie Bank Ltd. .............................................. 2,220,850 (2,220,850) — —
Morgan Stanley ................................................. 4,284,052 (4,284,052) — —
UBS AG ...................................................... 1,787,888 (1,787,888) — —
Wells Fargo Securities LLC ......................................... 23,646 (23,646) — —
$ 111,352,303 $ (111,352,303)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)
27
Notes to Financial Statements
the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any other fund expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the
Statements of Operations does not include acquired fund fees and expenses.
For each of the iShares Emerging Markets Equity Factor and iShares MSCI Emerging Markets ex China ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2026 and December 31, 2027, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
For the six months ended February 28, 2026, there were no fees waived by BFA pursuant to these arrangements.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Notes to Financial Statements
(unaudited) (continued)
28
2026
iShares Semi-Annual Financial Statements and Additional Information
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 28, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
Emerging Markets Equity Factor ................................................................................................ $ 67,520
MSCI Emerging Markets ex China ............................................................................................... 322,368
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Emerging Markets Equity Factor .............................................................
$ 4,626,765 $ 2,616,222 $ (174,110)
MSCI Emerging Markets ex China ............................................................
12,476,206 20,291,352 709,944
iShares ETF Purchases Sales
Emerging Markets Equity Factor ............................................................................. $ 501,277,381 $ 117,582,316
MSCI Emerging Markets ex China ............................................................................ 1,724,710,992 1,133,732,272
iShares ETF In-kind Purchases In-kind Sales
Emerging Markets Equity Factor ............................................................................... $ 45,794,234 $ —
MSCI Emerging Markets ex China .............................................................................. 265,591,163 142,086,050

Notes to Financial Statements
(unaudited) ( continued)
29
Notes to Financial Statements
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S.
Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating
Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the iShares MSCI Emerging Markets ex China ETF did not borrow under the Syndicated Credit Agreement.
For the six months ended February 28, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the
Syndicated Credit Agreement were as follows:
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv)
lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company,
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Emerging Markets Equity Factor .................................................................................................
$ (129,275,227)
MSCI Emerging Markets ex China ................................................................................................
(828,073,871)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Emerging Markets Equity Factor ...................................... $ 1,213,817,681  $ 561,762,262  $ (56,945,637) $ 504,816,625
MSCI Emerging Markets ex China ..................................... 10,986,284,132  7,640,934,448  (381,520,152) 7,259,414,296
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
Emerging Markets Equity Factor ............................................................ $ 10,500,000 $ 333,702 5.00%

Notes to Financial Statements
(unaudited) (continued)
30
2026
iShares Semi-Annual Financial Statements and Additional Information
market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or
China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) ( continued)
31
Notes to Financial Statements
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares Emerging Markets Equity Factor ETF and iShares MSCI Emerging Markets ex China ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the
European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the
Funds, as of February 28, 2026, are $42,466 or $0.00 per share and $1,617,452 or $0.01 per share, respectively.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
02/28/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
Emerging Markets Equity Factor
Shares sold ......................................................... 7,500,000  $ 438,234,840  3,900,000  $ 187,765,922
Shares redeemed ..................................................... —  —  —  —
7,500,000  $ 438,234,840  3,900,000  $ 187,765,922
MSCI Emerging Markets ex China
Shares sold ......................................................... 22,400,000  $ 1,788,578,511  16,800,000  $ 1,025,553,083
Shares redeemed ..................................................... (12,300,000) (834,914,516) (86,800,000) (5,187,586,499)
10,100,000  $ 953,663,995  (70,000,000) $ (4,162,033,416)

Additional Information
32
2026
iShares Semi-Annual Financial Statements and Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
33
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by STOXX Ltd. or MSCI, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares, Inc.
iShares MSCI Austria ETF | EWO | NYSE Arca
iShares MSCI Netherlands ETF | EWN | NYSE Arca

Page
2

iShares
®
MSCI Austria ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .1%
Frequentis AG ........................... 18,513 $ 1,633,744
a
Air Freight & Logistics  —  2 .9%
Oesterreichische Post AG ................... 98,332 4,071,847
a
Banks  —  38 .2%
BAWAG Group AG
(a) (b)
..................... 112,516 17,426,798
Erste Group Bank AG ...................... 258,194 30,646,127
Raiffeisen Bank International AG .............. 129,468 6,431,958
54,504,883
a
Chemicals  —  2 .0%
Lenzing AG
(b) (c)
.......................... 99,051 2,859,103
a
Commercial Services & Supplies  —  3 .3%
DO & CO AG ........................... 18,749 4,774,148
a
Construction & Engineering  —  2 .4%
Porr AG ............................... 75,786 3,492,609
a
Construction Materials  —  4 .2%
Wienerberger AG , Bearer ................... 182,214 5,980,767
a
Electric Utilities  —  7 .3%
EVN AG ............................... 109,608 3,814,692
Verbund AG ............................ 92,351 6,575,750
10,390,442
a
Electronic Equipment, Instruments & Components  —  3 .0%
AT&S Austria Technologie & Systemtechnik AG
(b)
... 71,443 4,324,385
a
Insurance  —  8 .5%
UNIQA Insurance Group AG ................. 287,792 5,687,848
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 82,053 6,400,484
12,088,332
a
Security Shares Value
a
Machinery  —  6 .8%
ANDRITZ AG ........................... 74,593 $ 6,475,824
Palfinger AG ............................ 70,288 3,219,687
9,695,511
a
Metals & Mining  —  4 .9%
voestalpine AG .......................... 121,231 6,938,065
a
Oil, Gas & Consumable Fuels  —  9 .9%
OMV AG .............................. 218,012 14,122,856
a
Real Estate Management & Development  —  4 .4%
CA Immobilien Anlagen AG .................. 113,057 3,529,736
CPI Europe AG
(b) (c)
........................ 144,430 2,739,597
6,269,333
a
Total Long-Term Investments — 98.9%
(Cost: $ 111,674,577 ) ................................ 141,146,025
a
Short-Term Securities
Money Market Funds  —  3 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 4,462,970 4,465,202
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(d) (e)
............................ 46,510 46,510
a
Total Short-Term Securities — 3.2%
(Cost: $ 4,511,398 ) .................................. 4,511,712
Total Investments — 102.1%
(Cost: $ 116,185,975 ) ................................ 145,657,737
Liabilities in Excess of Other Assets — ( 2 .1 ) % ............... (2,966,811)
Net Assets — 100.0% ................................. $ 142,690,926
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 4,207,450 $ 257,706
(a)
$ — $ 140 $ (94) $ 4,465,202 4,462,970 $ 40,178
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 39,043 7,467
(a)
— — — 46,510 46,510 909 —
$ — $ 140 $ (94)
$ 4,511,712
$ 41,087 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Austria ETF
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 20 03/20/26 $ 1,454 $ 78,786
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 78,786 $ — $ — $ — $ 78,786
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 123,598 $ — $ — $ — $ 123,598
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 61,519 $ — $ — $ — $ 61,519
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,582,936
a

iShares
®
MSCI Austria ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
5
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,774,148  $ 136,371,877  $ —  $ 141,146,025
Short-Term Securities
Money Market Funds ...................................... 4,511,712  —  —  4,511,712
$ 9,285,860  $ 136,371,877  $ —  $ 145,657,737
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 78,786  $ —  $ —  $ 78,786
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
February 28, 2026
iShares
®
MSCI Netherlands ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .1%
CSG N.V. , Class A
(a)
....................... 94,334 $ 3,547,933
a
Air Freight & Logistics  —  1 .2%
Ferrari Group PLC ........................ 29,414 357,288
InPost SA
(a)
............................. 163,147 2,928,473
PostNL N.V.
(b)
........................... 354,938 479,442
3,765,203
a
Banks  —  10 .1%
ABN AMRO Bank N.V., CVA
(c)
................ 199,482 6,681,201
ING Groep N.V. .......................... 910,335 26,265,836
32,947,037
a
Beverages  —  6 .6%
Coca-Cola Europacific Partners PLC ............ 71,814 7,930,420
Heineken Holding N.V. ..................... 54,865 4,752,754
Heineken N.V. ........................... 95,459 8,841,303
21,524,477
a
Biotechnology  —  0 .4%
Pharming Group N.V.
(a)
..................... 755,652 1,248,481
a
Broadline Retail  —  6 .3%
Prosus N.V. , Class N
(a)
..................... 400,564 20,589,158
a
Capital Markets  —  2 .3%
Allfunds Group PLC ....................... 229,593 2,284,618
CVC Capital Partners PLC
(c)
................. 154,747 2,207,995
Flow Traders Ltd.
(a)
........................ 36,779 1,148,053
Van Lanschot Kempen N.V. .................. 30,067 2,006,237
7,646,903
a
Chemicals  —  3 .4%
Akzo Nobel N.V. ......................... 66,442 4,667,473
Corbion N.V. , Class C ...................... 56,367 1,297,654
DSM-Firmenich AG ....................... 66,673 4,761,765
OCI N.V.
(a)
............................. 113,489 486,361
11,213,253
a
Construction & Engineering  —  1 .9%
Fugro N.V. , Class C ....................... 121,184 1,536,998
Koninklijke BAM Groep N.V. ................. 202,538 2,285,610
Koninklijke Heijmans N.V. ................... 23,972 2,526,937
6,349,545
a
Consumer Staples Distribution & Retail  —  4 .3%
Koninklijke Ahold Delhaize N.V. ............... 277,785 13,710,200
Sligro Food Group N.V. ..................... 27,077 462,324
14,172,524
a
Diversified Telecommunication Services  —  2 .4%
Koninklijke KPN N.V. ...................... 1,352,851 7,690,439
a
Electrical Equipment  —  1 .2%
Signify N.V.
(c)
............................ 94,038 2,190,975
TKH Group N.V. ......................... 40,830 1,886,441
4,077,416
a
Energy Equipment & Services  —  0 .9%
SBM Offshore N.V. ........................ 77,641 2,999,565
a
Entertainment  —  2 .5%
Universal Music Group N.V. .................. 358,778 8,078,740
a
Security Shares Value
a
Financial Services  —  4 .0%
Adyen N.V.
(a) (c)
........................... 8,064 $ 9,469,776
EXOR N.V. ............................. 42,606 3,739,064
13,208,840
a
Food Products  —  2 .1%
JDE Peet's N.V. .......................... 84,220 3,157,366
Magnum Ice Cream Co. N.V. (The)
(a)
............ 223,580 3,549,551
6,706,917
a
Health Care Equipment & Supplies  —  2 .6%
Koninklijke Philips N.V. ..................... 261,173 8,369,379
a
Hotels, Restaurants & Leisure  —  0 .6%
Basic-Fit N.V.
(a) (c)
......................... 51,887 1,928,159
a
Insurance  —  4 .9%
Aegon Ltd. ............................. 539,971 4,109,365
ASR Nederland N.V. ....................... 62,124 4,514,103
NN Group N.V. .......................... 91,491 7,503,867
16,127,335
a
Machinery  —  0 .8%
Aalberts N.V. ............................ 66,248 2,753,150
a
Media  —  0 .4%
Havas N.V.
(a)
............................ 69,209 1,411,486
a
Metals & Mining  —  0 .4%
AMG Critical Materials N.V. .................. 33,196 1,311,601
a
Oil, Gas & Consumable Fuels  —  0 .8%
Koninklijke Vopak N.V. ..................... 45,481 2,499,952
a
Pharmaceuticals  —  0 .2%
Pharvaris N.V.
(a) (b)
......................... 24,415 693,142
a
Professional Services  —  3 .3%
Arcadis N.V. ............................ 54,067 1,912,198
Randstad N.V. ........................... 72,446 2,388,689
Wolters Kluwer N.V. ....................... 82,157 6,637,097
10,937,984
a
Retail REITs  —  0 .8%
Eurocommercial Properties N.V. ............... 47,306 1,590,028
Wereldhave N.V. ......................... 39,845 1,096,157
2,686,185
a
Semiconductors & Semiconductor Equipment  —  28 .5%
ASM International N.V. ..................... 15,098 12,733,463
ASML Holding N.V. ....................... 51,101 74,321,711
BE Semiconductor Industries N.V. ............. 27,793 6,228,066
93,283,240
a
Software  —  2 .2%
Nebius Group N.V. , Class A
(a)
................. 72,741 6,633,252
TomTom N.V.
(a)
.......................... 62,576 388,393
7,021,645
a
Trading Companies & Distributors  —  3 .7%
AerCap Holdings N.V. ...................... 60,205 8,997,035
IMCD N.V. ............................. 31,514 3,036,059
12,033,094
a
Total Long-Term Investments — 99.9%
(Cost: $ 313,354,975 ) ................................ 326,822,783

iShares
®
MSCI Netherlands ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 39,050 $ 39,069
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(d) (e)
............................ 268,267 268,267
a
Total Short-Term Securities — 0.1%
(Cost: $ 307,329 ) ................................... 307,336
Security Value
Total Investments — 100 .0%
(Cost: $ 313,662,304 ) ................................ $ 327,130,119
Liabilities in Excess of Other Assets — 0 .0% ................ (15,861)
Net Assets — 100.0% ................................. $ 327,114,258
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 2,084,759 $ — $ (2,045,777)
(a)
$ 314 $ (227) $ 39,069 39,050 $ 5,857
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 93,449 174,818
(a)
— — — 268,267 268,267 4,786 —
$ — $ 314 $ (227)
$ 307,336
$ 10,643 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 4 03/20/26 $ 291 $ 6,075
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 6,075 $ — $ — $ — $ 6,075
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Netherlands ETF
8
2026
iShares Semi-Annual Financial Statements and Additional Information
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 52,667 $ — $ — $ — $ 52,667
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 4,753 $ — $ — $ — $ 4,753
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 375,842
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 45,418,821 $ 281,403,962 $ — $ 326,822,783
Short-Term Securities
Money Market Funds ...................................... 307,336 — — 307,336
$ 45,726,157 $ 281,403,962 $ — $ 327,130,119
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 6,075 $ — $ — $ 6,075
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

9
Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
February 28, 2026
See notes to financial statements.
iShares
MSCI Austria ETF
iShares
MSCI Netherlands
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 141,146,025  $ 326,822,783
Investments, at value — affiliated
(c)
....................................................................... 4,511,712  307,336
Foreign currency collateral pledged:
(d)
Futures contracts ................................................................................. 101,618  30,722
Foreign currency, at value
(e)
............................................................................ 124,310  261,758
Receivables:
Investments sold ................................................................................. 3,971,751  2,130,786
Securities lending income — affiliated ................................................................... 3,907  109
Dividends — unaffiliated ............................................................................ —  24,046
Dividends — affiliated .............................................................................. 106  678
Tax reclaims .................................................................................... 1,284,295  23,183
Total assets ......................................................................................
151,143,724  329,601,401
LIABILITIES
Collateral on securities loaned .......................................................................... 4,464,736  30,785
Payables:
Investments purchased ............................................................................. 3,930,708  2,328,784
Investment advisory fees ............................................................................ 53,335  126,375
Variation margin on futures contracts .................................................................... 4,019  1,199
Total liabilities .....................................................................................
8,452,798  2,487,143
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 142,690,926  $ 327,114,258
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 162,268,321  $ 334,028,706
Accumulated loss .................................................................................. (19,577,395) (6,914,448)
NET ASSETS .....................................................................................
$ 142,690,926  $ 327,114,258
NET ASSET VALUE
Shares outstanding ................................................................................. 3,750,000  5,200,000
Net asset value .................................................................................... $ 38.05  $ 62.91
Shares authorized .................................................................................. 100 million 255 million
Par value ........................................................................................ $                    0.001 $                    0.001
(a)
Securities loaned, at value .......................................................................... $ 4,218,691  $ 29,974
(b)
Investments, at cost — unaffiliated ..................................................................... $ 111,674,577  $ 313,354,975
(c)
Investments, at cost — affiliated ....................................................................... $ 4,511,398  $ 307,329
(d)
Foreign currency collateral pledged, at cost ............................................................... $ 99,993  $ 30,606
(e)
  Foreign currency, at cost ............................................................................ $ 124,422  $ 262,408

10
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended February 28, 2026
See notes to financial statements.
iShares
MSCI Austria ETF
iShares
MSCI Netherlands
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ —  $ 1,066,680
Dividends — affiliated .............................................................................. 909  4,786
Interest — unaffiliated .............................................................................. 6,520  143
Securities lending income — affiliated — net ............................................................... 40,178  5,857
Foreign taxes withheld ............................................................................. (885) (117,710)
Total investment income ..............................................................................
46,722  959,756
EXPENSES
Investment advisory ............................................................................... 283,904  751,966
Commitment costs ................................................................................ 543  1,572
Interest expense ................................................................................. 26  9
Total expenses .................................................................................... 284,473  753,547
Net investment income (loss) ...........................................................................
(237,751) 206,209
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... 324,349  (5,856,603)
Investments — affiliated ........................................................................... 140  314
Foreign currency transactions ....................................................................... (4,115) 64,812
Futures contracts ............................................................................... 123,598  52,667
In-kind redemptions — unaffiliated
(a)
................................................................... 4,029,658  39,794,270
4,473,630  34,055,460
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 20,799,201  27,235,464
Investments — affiliated ........................................................................... (94) (227)
Foreign currency translations ....................................................................... 16,744  (2,448)
Futures contracts ............................................................................... 61,519  4,753
20,877,370  27,237,542
Net realized and unrealized gain ........................................................................
25,351,000  61,293,002
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 25,113,249  $ 61,499,211
(a)
See Note 2 of the Notes to Financial Statements.

11
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
.
iShares
MSCI Austria ETF
iShares
MSCI Netherlands ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .................................... $ (237,751) $ 3,322,275  $ 206,209  $ 6,144,911
Net realized gain ............................................ 4,473,630  9,790,208  34,055,460  6,790,593
Net change in unrealized appreciation (depreciation) .................... 20,877,370  8,691,060  27,237,542  3,301,448
Net increase in net assets resulting from operations .......................
25,113,249  21,803,543  61,499,211  16,236,952
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .............
—  (4,701,200) (10,804,465)
(b)
(6,071,307)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .....
10,068,420  26,238,693  24,572,990  (53,006,138)
NET ASSETS
Total increase (decrease) in net assets ............................... 35,181,669  43,341,036  75,267,736  (42,840,493)
Beginning of period ............................................
107,509,257  64,168,221  251,846,522  294,687,015
End of period ................................................
$ 142,690,926  $ 107,509,257  $ 327,114,258  $ 251,846,522
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

12
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Austria ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period .......
$ 30.72  $ 23.33  $ 20.24  $ 17.36  $ 25.28  $ 15.67
Net investment income (loss)
(a)
........... ( 0 .07 ) 1 .18  1 .16  0 .91  0 .97  0 .54
Net realized and unrealized gain (loss)
(b)
.....
7 .40  7 .63  3 .54  2 .96  ( 8 .01 ) 9 .50
Net increase (decrease) from investment
operations .........................
7 .33  8 .81  4 .70  3 .87  ( 7 .04 ) 10.04
Distributions from net investment income
(c)
..... —  ( 1 .42 ) ( 1 .61 ) ( 0 .99 ) ( 0 .88 ) ( 0 .43 )
Net asset value, end of period ............
$ 38.05  $ 30.72  $ 23.33  $ 20.24  $ 17.36  $ 25.28
Total Return
(d)
– – – – – –
Based on net asset value ................
23.87%
(e)
39.27% 24.05% 22.61% (28.58) % 64.50%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .49%
(g)
0 .49% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income (loss) ..............
( 0 .41 ) %
(g)
4 .62% 5 .41% 4 .68% 4 .32% 2 .55%
Supplemental Data
Net assets, end of period (000) ............
$ 142,691  $ 107,509  $ 64,168  $ 53,649  $ 62,502  $ 89,752
Portfolio turnover rate
(h)
..................
7% 24% 22% 21% 19% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

13
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Netherlands ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period .......
$ 53.02  $ 50.81  $ 41.18  $ 34.26  $ 52.87  $ 35.38
Net investment income
(a)
............... 0 .04  1 .15  0 .82  0 .72  0 .84  0 .40
Net realized and unrealized gain (loss)
(b)
.....
12.01  2 .17  9 .72  6 .91  (18.78) 17.55
Net increase (decrease) from investment
operations .........................
12.05  3 .32  10.54  7 .63  (17.94) 17.95
Distributions from net investment income
(c)
..... ( 2 .16 )
(d)
( 1 .11 ) ( 0 .91 ) ( 0 .71 ) ( 0 .67 ) ( 0 .46 )
Net asset value, end of period ............
$ 62.91  $ 53.02  $ 50.81  $ 41.18  $ 34.26  $ 52.87
Total Return
(e)
– – – – – –
Based on net asset value ................
23.18%
(f)
6 .66% 25.72% 22.27% (34.09) % 50.92%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .49%
(h)
0 .50% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ..................
0 .13%
(h)
2 .34% 1 .79% 1 .84% 1 .94% 0 .90%
Supplemental Data
Net assets, end of period (000) ............
$ 327,114  $ 251,847  $ 294,687  $ 249,117  $ 306,659  $ 330,434
Portfolio turnover rate
(i)
..................
13% 12% 13% 11% 10% 36%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
14
2026
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
MSCI Austria ............................................................................................................... Non-diversified
MSCI Netherlands ........................................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) ( continued)
15
Notes to Financial Statements
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI Austria
Barclays Capital, Inc. ............................................. $ 2,837,214 $ (2,837,214) $ — $ —
BNP Paribas SA ................................................. 151,050 (151,050) — —
Goldman Sachs & Co. LLC ......................................... 1,230,427 (1,230,427) — —
$ 4,218,691 $ (4,218,691)
$ —
$ —
a
MSCI Netherlands
J.P. Morgan Securities LLC ......................................... 18,618 (18,618) — —
SG Americas Securities LLC ........................................ 11,356 (11,356) — —
$ 29,974 $ (29,974)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)
17
Notes to Financial Statements
difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each
Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $7 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59%
Over $7 billion, up to and including $11 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54
Over $11 billion, up to and including $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49
Over $24 billion, up to and including $48 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.44
Over $48 billion, up to and including $72 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40
Over $72 billion, up to and including $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.36
Over $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.32
iShares ETF Amounts
MSCI Austria .............................................................................................................. $ 9,404
MSCI Netherlands .......................................................................................................... 1,559

Notes to Financial Statements
(unaudited) (continued)
18
2026
iShares Semi-Annual Financial Statements and Additional Information
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 28, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Austria ...........................................................................
$ 2,383,222 $ 2,068,737 $ 204,424
MSCI Netherlands .......................................................................
5,563,127 10,406,176 112,886
iShares ETF Purchases Sales
MSCI Austria ........................................................................................... $ 8,922,942  $ 8,705,868
MSCI Netherlands ....................................................................................... 41,483,452  51,069,034
iShares ETF In-kind Purchases In-kind Sales
MSCI Austria ........................................................................................... $ 24,447,073  $ 14,496,278
MSCI Netherlands ....................................................................................... 177,715,929  153,373,813
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
MSCI Austria ..............................................................................................................
$ (52,384,691)
MSCI Netherlands ..........................................................................................................
(44,187,043)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Austria .................................................... $ 117,235,732  $ 32,183,665  $ (3,682,874) $ 28,500,791
MSCI Netherlands ................................................ 314,591,813  51,228,772  (38,684,391) 12,544,381

Notes to Financial Statements
(unaudited) ( continued)
19
Notes to Financial Statements
9. Line of Credit
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S.
Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating
Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

Notes to Financial Statements
(unaudited) (continued)
20
2026
iShares Semi-Annual Financial Statements and Additional Information
The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds'
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Six Months Ended
02/28/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI Austria
Shares sold ......................................................... 700,000  $ 24,758,280  3,650,000  $ 95,668,475
Shares redeemed ..................................................... (450,000) (14,689,860) (2,900,000) (69,429,782)
250,000  $ 10,068,420  750,000  $ 26,238,693
MSCI Netherlands
Shares sold ......................................................... 3,050,000  $ 180,699,828  2,750,000  $ 128,988,275
Shares redeemed ..................................................... (2,600,000) (156,126,838) (3,800,000) (181,994,413)
450,000  $ 24,572,990  (1,050,000) $ (53,006,138)

Notes to Financial Statements
(unaudited) ( continued)
21
Notes to Financial Statements
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
22
2026
iShares Semi-Annual Financial Statements and Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
23
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares, Inc.
iShares MSCI Eurozone ETF | EZU | Cboe BZX Exchange
iShares MSCI Italy ETF | EWI | NYSE Arca
iShares MSCI Switzerland ETF | EWL | NYSE Arca

Page
2

iShares
®
MSCI Eurozone ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  — 0.9%
BAWAG Group AG
(a)(b)
..................... 100,158 $ 15,512,756
Erste Group Bank AG ...................... 398,915 47,348,891
OMV AG .............................. 191,719 12,419,591
Raiffeisen Bank International AG .............. 170,697 8,480,211
Verbund AG ............................ 90,082 6,414,189
90,175,638
a
Belgium  — 3.2%
Ageas SA/N.V. .......................... 194,098 14,407,239
Anheuser-Busch InBev SA/N.V. ............... 1,285,747 104,550,774
Argenx SE
(a)
............................ 80,495 62,273,236
D'ieteren Group .......................... 28,236 6,105,214
Elia Group SA/N.V., Class B ................. 57,547 9,143,282
Financiere de Tubize SA .................... 26,250 7,051,661
Groupe Bruxelles Lambert N.V. ............... 104,705 10,506,113
KBC Group N.V. ......................... 297,833 40,336,406
Lotus Bakeries N.V. ....................... 531 6,604,138
Sofina SA .............................. 21,448 6,370,949
Syensqo SA ............................ 94,271 5,374,920
UCB SA ............................... 164,081 49,287,209
322,011,141
a
Finland  — 2.5%
Elisa OYJ .............................. 185,538 9,529,997
Fortum OYJ ............................ 585,525 13,690,503
Kesko OYJ, Class B ....................... 353,703 8,715,920
Kone OYJ, Class B ....................... 442,115 33,332,478
Metso OYJ ............................. 862,927 17,940,019
Neste OYJ ............................. 549,749 13,737,596
Nokia OYJ ............................. 6,871,735 52,740,688
Orion OYJ, Class B ....................... 142,949 11,451,244
Sampo OYJ, Class A ...................... 3,136,134 34,758,053
Stora Enso OYJ, Class R ................... 761,386 10,327,943
UPM-Kymmene OYJ ...................... 683,487 21,765,784
Wartsila OYJ Abp ......................... 652,411 28,330,681
256,320,906
a
France  — 29.5%
Accor SA .............................. 244,238 14,176,831
Aeroports de Paris SA ..................... 44,601 6,223,353
Air Liquide SA ........................... 753,639 158,471,609
Airbus SE .............................. 772,927 167,843,332
Alstom SA
(a)
............................ 451,157 15,008,587
Amundi SA
(b)
............................ 80,800 7,707,746
ArcelorMittal SA .......................... 554,448 36,321,275
AXA SA ............................... 2,175,249 106,374,217
Ayvens SA
(b)
............................ 458,827 5,824,463
BioMerieux ............................. 54,165 6,401,859
BNP Paribas SA ......................... 1,307,400 146,797,022
Bollore SE ............................. 911,040 5,321,791
Bouygues SA ........................... 250,635 15,510,838
Bureau Veritas SA ........................ 443,211 15,402,239
Capgemini SE ........................... 199,677 25,234,542
Carrefour SA ............................ 766,452 14,536,018
Cie de Saint-Gobain SA .................... 582,295 59,010,798
Cie Generale des Etablissements Michelin SCA .... 849,675 34,361,883
Covivio SA ............................. 72,827 5,338,064
Credit Agricole SA ........................ 1,385,743 30,615,175
Danone SA ............................. 839,736 72,216,436
Dassault Aviation SA ...................... 25,592 10,278,744
Dassault Systemes SE ..................... 873,627 19,131,346
Eiffage SA ............................. 88,894 15,329,099
Engie SA .............................. 2,375,787 81,164,198
Security Shares Value
a
France (continued)
EssilorLuxottica SA ....................... 391,708 $ 103,679,951
Eurofins Scientific SE ...................... 154,339 12,436,672
Euronext N.V.
(b)
.......................... 101,157 16,712,830
Gecina SA ............................. 59,792 5,520,169
Getlink SE ............................. 392,411 8,520,134
Hermes International SCA ................... 41,196 99,013,077
Ipsen SA .............................. 49,344 9,632,074
Kering SA .............................. 96,668 32,416,505
Klepierre SA ............................ 280,529 11,805,655
Legrand SA ............................ 339,929 61,570,355
L'Oreal SA ............................. 312,445 146,394,889
LVMH Moet Hennessy Louis Vuitton SE .......... 324,402 207,299,468
Orange SA ............................. 2,415,511 52,036,260
Pernod Ricard SA ........................ 261,388 24,120,995
Publicis Groupe SA ....................... 296,372 26,390,468
Renault SA ............................. 250,994 9,492,116
Rexel SA .............................. 291,257 12,613,731
Safran SA .............................. 462,540 186,282,786
Sanofi SA .............................. 1,427,649 139,625,934
Sartorius Stedim Biotech .................... 38,132 8,240,417
Schneider Electric SE ...................... 713,162 233,068,331
Societe Generale SA ...................... 897,790 77,803,012
Sodexo SA ............................. 115,545 6,324,592
STMicroelectronics N.V. .................... 880,715 29,385,107
Thales SA .............................. 120,342 36,525,863
TotalEnergies SE ......................... 2,583,210 206,919,268
Unibail-Rodamco-Westfield .................. 158,316 19,835,036
Veolia Environnement SA ................... 820,082 34,727,785
Vinci SA ............................... 643,282 106,775,857
2,999,770,802
a
Germany  — 25.5%
adidas AG ............................. 221,970 41,183,209
Allianz SE, Registered ..................... 494,833 222,218,223
BASF SE .............................. 1,160,955 66,499,670
Bayer AG, Registered ...................... 1,277,896 63,231,344
Bayerische Motoren Werke AG ............... 365,307 38,285,427
Beiersdorf AG ........................... 126,536 16,006,278
Brenntag SE ............................ 159,127 9,787,157
Commerzbank AG ........................ 950,669 38,568,282
Continental AG .......................... 143,692 12,382,509
CTS Eventim AG & Co. KGaA ................ 80,829 6,545,539
Daimler Truck Holding AG ................... 597,516 30,147,147
Delivery Hero SE, Class A
(a)(b)
................. 254,793 5,860,210
Deutsche Bank AG, Registered ............... 2,360,940 83,702,744
Deutsche Boerse AG ...................... 244,933 66,938,452
Deutsche Lufthansa AG, Registered
(c)
........... 779,766 8,329,029
Deutsche Post AG ........................ 1,196,697 70,467,654
Deutsche Telekom AG, Registered ............. 4,785,348 192,180,282
E.ON SE .............................. 2,920,359 67,909,708
Evonik Industries AG
(c)
..................... 333,573 5,799,892
Fresenius Medical Care AG .................. 285,987 13,321,276
Fresenius SE & Co. KGaA ................... 549,476 32,939,183
GEA Group AG .......................... 190,711 14,786,516
Hannover Rueck SE ....................... 78,434 23,767,239
Heidelberg Materials AG .................... 174,071 38,781,699
Henkel AG & Co. KGaA .................... 135,160 12,241,160
Hensoldt AG
(c)
........................... 82,574 7,243,778
HOCHTIEF AG .......................... 20,306 9,794,830
Infineon Technologies AG ................... 1,698,687 91,550,441
Knorr-Bremse AG ........................ 94,183 12,327,260
LEG Immobilien SE ....................... 98,274 8,221,336
Mercedes-Benz Group AG ................... 939,378 64,994,269
Merck KGaA ............................ 168,113 25,471,770

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Eurozone ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Germany (continued)
MTU Aero Engines AG ..................... 70,102 $ 30,216,552
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered ................... 169,938 110,905,454
Nemetschek SE .......................... 75,070 5,980,649
QIAGEN N.V. ........................... 268,997 13,374,319
Rational AG ............................ 6,679 5,788,752
Rheinmetall AG .......................... 59,838 118,369,949
RWE AG .............................. 822,424 52,905,437
SAP SE ............................... 1,358,289 272,869,790
Scout24 SE
(b)
........................... 97,432 8,281,156
Siemens AG, Registered .................... 988,576 285,840,656
Siemens Energy AG ....................... 1,008,080 195,242,533
Siemens Healthineers AG
(b)
.................. 440,317 21,839,540
Symrise AG, Class A ...................... 173,142 15,816,441
Talanx AG .............................. 84,058 10,572,855
Vonovia SE ............................. 992,992 33,669,874
Zalando SE
(a)(b)
.......................... 294,506 7,159,360
2,590,316,830
a
Ireland  — 1.2%
AIB Group PLC .......................... 2,779,415 28,849,769
Bank of Ireland Group PLC .................. 1,235,780 24,062,231
Kerry Group PLC, Class A ................... 210,005 18,660,106
Kingspan Group PLC ...................... 200,138 19,814,399
Ryanair Holdings PLC ..................... 1,095,910 35,414,414
126,800,919
a
Italy  — 9.1%
Banca Mediolanum SpA .................... 294,148 6,309,047
Banca Monte dei Paschi di Siena SpA ........... 2,568,960 25,070,459
Banco BPM SpA ......................... 1,471,278 21,672,141
BPER Banca SpA ........................ 1,913,243 26,945,984
Buzzi SpA .............................. 101,512 5,852,512
Davide Campari-Milano N.V. ................. 800,279 6,028,463
Enel SpA .............................. 10,579,511 127,218,064
Eni SpA ............................... 2,660,567 62,136,839
Ferrari N.V. ............................. 163,961 61,948,115
FinecoBank Banca Fineco SpA ............... 791,826 18,634,905
Generali ............................... 1,108,742 47,211,444
Intesa Sanpaolo SpA ...................... 18,120,482 124,334,582
Italgas SpA ............................. 792,697 10,215,964
Leonardo SpA ........................... 526,423 35,465,678
Moncler SpA ............................ 303,838 20,959,710
Poste Italiane SpA
(b)
....................... 596,435 15,978,465
Prysmian SpA ........................... 366,613 44,158,871
Recordati Industria Chimica e Farmaceutica SpA ... 149,407 8,536,204
Snam SpA ............................. 2,616,060 20,313,147
Stellantis N.V. ........................... 2,611,599 21,190,153
Telecom Italia SpA
(a)
....................... 14,961,084 11,226,196
Tenaris SA ............................. 488,238 13,345,445
Terna - Rete Elettrica Nazionale ............... 1,832,889 22,055,708
UniCredit SpA ........................... 1,823,542 155,269,774
Unipol Assicurazioni SpA .................... 467,147 11,621,915
923,699,785
a
Netherlands  — 14.7%
ABN AMRO Bank N.V., CVA
(b)
................ 756,403 25,334,020
Adyen N.V.
(a)(b)
........................... 32,817 38,537,901
Aegon Ltd. ............................. 1,636,998 12,458,119
AerCap Holdings N.V. ...................... 217,798 32,547,733
Akzo Nobel N.V. ......................... 223,053 15,669,213
ASM International N.V. ..................... 60,851 51,320,967
ASML Holding N.V. ....................... 504,886 734,310,315
ASR Nederland N.V. ....................... 204,105 14,830,836
BE Semiconductor Industries N.V. ............. 94,997 21,287,646
Security Shares Value
a
Netherlands (continued)
Coca-Cola Europacific Partners PLC ............ 270,317 $ 29,851,106
CSG N.V., Class A
(a)
....................... 259,434 9,757,399
CVC Capital Partners PLC
(b)
................. 280,627 4,004,103
DSM-Firmenich AG ....................... 224,998 16,069,289
EXOR N.V. ............................. 121,528 10,665,189
Heineken Holding N.V. ..................... 168,676 14,611,782
Heineken N.V. ........................... 374,247 34,662,328
ING Groep N.V. .......................... 3,798,668 109,602,718
InPost SA
(a)
............................. 325,287 5,838,871
JDE Peet's N.V. .......................... 222,901 8,356,447
Koninklijke Ahold Delhaize N.V. ............... 1,163,578 57,428,901
Koninklijke KPN N.V. ...................... 5,044,985 28,678,804
Koninklijke Philips N.V. ..................... 997,749 31,973,210
Magnum Ice Cream Co. N.V. (The)
(a)
............ 640,074 10,161,801
NN Group N.V. .......................... 342,100 28,058,201
Prosus N.V., Class N
(a)
..................... 1,701,939 87,480,378
Randstad N.V. ........................... 140,009 4,616,376
Universal Music Group N.V. .................. 1,429,633 32,191,588
Wolters Kluwer N.V. ....................... 301,061 24,321,375
1,494,626,616
a
Portugal  — 0.6%
Banco Comercial Portugues SA, Class R ......... 9,803,934 10,297,499
EDP Renovaveis SA ....................... 409,037 6,462,032
EDP SA ............................... 4,089,122 21,756,362
Galp Energia SGPS SA, Class B .............. 542,001 11,760,824
Jeronimo Martins SGPS SA .................. 369,617 9,713,917
59,990,634
a
Spain  — 10.8%
Acciona SA ............................. 32,325 9,381,277
ACS Actividades de Construccion y Servicios SA ... 230,822 29,784,078
Aena SME SA
(b)
.......................... 976,919 30,790,720
Amadeus IT Group SA ..................... 586,200 36,257,615
Banco Bilbao Vizcaya Argentaria SA ............ 7,425,986 171,997,727
Banco de Sabadell SA ..................... 6,566,408 24,722,713
Banco Santander SA ...................... 19,107,247 240,981,829
Bankinter SA ............................ 881,523 14,627,417
CaixaBank SA ........................... 5,063,251 62,405,945
Cellnex Telecom SA
(b)
...................... 621,356 23,615,081
Endesa SA ............................. 415,177 16,937,645
Ferrovial SE ............................ 668,397 49,814,786
Grifols SA, Class A ........................ 393,799 4,940,593
Iberdrola SA ............................ 8,369,223 197,540,943
Indra Sistemas SA ........................ 103,403 7,640,077
Industria de Diseno Textil SA ................. 1,418,902 94,750,559
International Consolidated Airlines Group SA, Class DI 1,533,185 8,670,928
Mapfre SA ............................. 1,219,118 5,666,566
Naturgy Energy Group SA ................... 317,625 9,885,553
Redeia Corp. SA ......................... 392,304 7,291,586
Repsol SA ............................. 1,467,287 33,205,543
Telefonica SA ........................... 4,822,855 21,886,649
1,102,795,830
a
Sweden  — 0.8%
Nordea Bank Abp ........................ 4,028,665 77,956,821
a
United States  — 0.2%
Nebius Group N.V., Class A
(a)
................. 277,653 25,319,177
a
Total Common Stocks — 99.0%
(Cost: $8,012,513,982) ............................... 10,069,785,099

iShares
®
MSCI Eurozone ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Preferred Stocks
Germany  — 0.8%
Bayerische Motoren Werke AG, Preference Shares,
NVS ................................ 70,736 $ 7,381,994
Dr Ing hc F Porsche AG, Preference Shares, NVS
(b)(c)
148,798 7,254,147
Henkel AG & Co. KGaA, Preference Shares, NVS ... 208,365 20,438,217
Porsche Automobil Holding SE, Preference Shares,
NVS ................................ 200,194 8,464,624
Sartorius AG, Preference Shares, NVS .......... 34,265 9,698,749
Volkswagen AG, Preference Shares, NVS ........ 267,835 31,845,754
85,083,485
a
Italy  — 0.1%
Telecom Italia SpA, Preference Shares, NVS
(a)
..... 7,840,697 6,855,564
a
Total Preferred Stocks — 0.9%
(Cost: $149,158,258) ................................ 91,939,049
a
Total Long-Term Investments — 99.9%
(Cost: $8,161,672,240) ............................... 10,161,724,148
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.84%
(d)(e)(f)
...................... 26,768,775 $ 26,782,160
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.64%
(d)(e)
............................ 3,503,761 3,503,761
a
Total Short-Term Securities — 0.3%
(Cost: $30,285,371) ................................. 30,285,921
Total Investments —  100.2%
(Cost: $8,191,957,611) ............................... 10,192,010,069
Liabilities in Excess of Other Assets — (0.2)% ............... (16,131,177)
Net Assets — 100.0% ................................. $ 10,175,878,892
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 15,895,703 $ 10,887,491
(a)
$ — $ (1,035) $ 1 $ 26,782,160 26,768,775 $ 42,175
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 4,150,000 — (646,239)
(a)
— — 3,503,761 3,503,761 67,223 —
$ — $ (1,035) $ 1
$ 30,285,921
$ 109,398 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 169 03/20/26 $ 12,287 $ 346,414

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Eurozone ETF
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 346,414 $ — $ — $ — $ 346,414
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 2,416,445 $ — $ — $ — $ 2,416,445
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 120,716 $ — $ — $ — $ 120,716
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 24,644,025
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 258,374,300 $ 9,811,410,799 $ — $ 10,069,785,099
Preferred Stocks ......................................... — 91,939,049 — 91,939,049
Short-Term Securities
Money Market Funds ...................................... 30,285,921 — — 30,285,921
$ 288,660,221 $ 9,903,349,848 $ — $ 10,192,010,069
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 346,414 $ — $ — $ 346,414
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Italy ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  4 .2%
Leonardo SpA .......................... 422,190 $ 28,443,390
a
Automobiles  —  7 .0%
Ferrari N.V. ............................ 78,353 29,603,507
Stellantis N.V. .......................... 2,226,813 18,068,053
47,671,560
a
Banks  —  40 .7%
Banca Monte dei Paschi di Siena SpA .......... 1,949,107 19,021,319
Banco BPM SpA ........................ 1,259,312 18,549,851
BPER Banca SpA ....................... 1,580,709 22,262,598
FinecoBank Banca Fineco SpA .............. 692,207 16,290,463
Intesa Sanpaolo SpA ..................... 12,880,256 88,378,512
UniCredit SpA .......................... 1,301,809 110,845,590
275,348,333
a
Beverages  —  1 .0%
Davide Campari-Milano N.V. ................ 927,000 6,983,047
a
Construction Materials  —  0 .6%
Buzzi SpA ............................. 72,627 4,187,194
a
Diversified Telecommunication Services  —  1 .6%
Telecom Italia SpA
(a)
...................... 14,280,787 10,715,729
a
Electric Utilities  —  16 .1%
Enel SpA ............................. 7,510,875 90,317,877
Terna - Rete Elettrica Nazionale .............. 1,550,520 18,657,877
108,975,754
a
Electrical Equipment  —  4 .5%
Prysmian SpA .......................... 252,683 30,435,898
a
Energy Equipment & Services  —  1 .9%
Tenaris SA ............................ 462,670 12,646,572
a
Financial Services  —  3 .2%
Banca Mediolanum SpA ................... 338,244 7,254,842
Poste Italiane SpA
(b)
...................... 528,979 14,171,322
21,426,164
a
Gas Utilities  —  3 .4%
Italgas SpA ............................ 444,202 5,724,698
Snam SpA ............................ 2,256,514 17,521,349
23,246,047
a
Security Shares Value
a
Insurance  —  6 .1%
Generali .............................. 698,985 $ 29,763,544
Unipol Assicurazioni SpA ................... 454,154 11,298,668
41,062,212
a
Oil, Gas & Consumable Fuels  —  4 .8%
Eni SpA .............................. 1,375,913 32,134,084
a
Pharmaceuticals  —  1 .3%
Recordati Industria Chimica e Farmaceutica SpA .. 156,152 8,921,572
a
Textiles, Apparel & Luxury Goods  —  2 .7%
Moncler SpA ........................... 265,137 18,289,992
a
a
Total Common Stocks — 99.1%
(Cost: $ 571,912,410 ) ............................... 670,487,548
a
Preferred Stocks
Diversified Telecommunication Services  —  0 .6%
Telecom Italia SpA , Preference Shares , NVS
(a)
.... 4,486,892 3,923,143
a
a
Total Preferred Stocks — 0.6%
(Cost: $ 3,941,462 ) ................................. 3,923,143
Total Long-Term Investments — 99.7%
(Cost: $ 575,853,872 ) ............................... 674,410,691
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
........................... 277,602 277,602
a
Total Short-Term Securities — 0.0%
(Cost: $ 277,602 ) .................................. 277,602
Total Investments — 99.7%
(Cost: $ 576,131,474 ) ............................... 674,688,293
Other Assets Less Liabilities — 0 .3% .................... 2,050,283
Net Assets — 100.0% ................................ $ 676,738,576
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ — $ — $ (2,138)
(b)
$ 2,138 $ — $ — — $ 11,683
(c)
$ —

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Italy ETF
8
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. $ 347,098 $ — $ (69,496)
(b)
$ — $ — $ 277,602 277,602 $ 6,229 $ —
$ — $ 2,138 $ —
$ 277,602
$ 17,912 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE/MIB Index ...................................................................... 7 03/20/26 $ 1,955 $ 60,343
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 60,343 $ — $ — $ — $ 60,343
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 315,260 $ — $ — $ — $ 315,260
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 46,634 $ — $ — $ — $ 46,634
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,984,770
a

iShares
®
MSCI Italy ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
9
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ —  $ 670,487,548  $ —  $ 670,487,548
Preferred Stocks ......................................... —  3,923,143  —  3,923,143
Short-Term Securities
Money Market Funds ...................................... 277,602  —  —  277,602
$ 277,602  $ 674,410,691  $ —  $ 674,688,293
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 60,343  $ —  $ —  $ 60,343
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
February 28, 2026
iShares
®
MSCI Switzerland ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Banks  —  0 .4%
Banque Cantonale Vaudoise , Registered ......... 50,179 $ 7,676,669
a
Building Products  —  2 .1%
Belimo Holding AG , Registered ............... 10,975 10,938,571
Geberit AG , Registered ..................... 31,407 26,408,790
37,347,361
a
Capital Markets  —  6 .7%
Julius Baer Group Ltd. ..................... 210,535 17,901,774
Partners Group Holding AG .................. 20,983 23,317,381
UBS Group AG , Registered .................. 1,813,132 75,335,348
116,554,503
a
Chemicals  —  4 .0%
EMS-Chemie Holding AG , Registered ........... 10,145 8,416,507
Givaudan SA , Registered ................... 8,214 32,990,634
Sika AG , Registered ....................... 139,591 28,832,935
70,240,076
a
Construction Materials  —  2 .3%
Holcim AG
(a)
............................ 447,725 41,159,908
a
Diversified Telecommunication Services  —  1 .4%
Swisscom AG , Registered ................... 25,233 23,668,547
a
Electric Utilities  —  0 .4%
BKW AG .............................. 31,966 6,281,282
a
Electrical Equipment  —  4 .5%
ABB Ltd. , Registered ...................... 844,483 78,651,943
a
Food Products  —  15 .1%
Barry Callebaut AG , Registered ............... 4,962 9,326,414
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 958 15,816,233
Chocoladefabriken Lindt & Spruengli AG , Registered . 106 17,460,838
Nestle SA , Registered ..................... 2,031,384 221,949,827
264,553,312
a
Health Care Equipment & Supplies  —  3 .8%
Alcon AG .............................. 444,350 38,519,962
Sonova Holding AG , Registered ............... 52,598 13,712,579
Straumann Holding AG , Registered ............. 114,310 13,685,839
65,918,380
a
Insurance  —  10 .1%
Helvetia Baloise Holding AG ................. 88,748 23,046,038
Swiss Life Holding AG , Registered ............. 26,033 29,811,882
Swiss Re AG ............................ 258,788 45,556,834
Zurich Insurance Group AG .................. 104,512 78,835,977
177,250,731
a
Life Sciences Tools & Services  —  2 .4%
Lonza Group AG , Registered ................. 61,552 42,812,029
a
Security Shares Value
a
Machinery  —  2 .7%
Schindler Holding AG , Participation Certificates , NVS 41,688 $ 15,871,932
Schindler Holding AG , Registered .............. 28,120 10,251,051
VAT Group AG
(b)
......................... 29,335 20,689,533
46,812,516
a
Marine Transportation  —  0 .7%
Kuehne + Nagel International AG , Registered ...... 54,805 12,751,877
a
Pharmaceuticals  —  33 .6%
Galderma Group AG ....................... 148,540 28,030,981
Novartis AG , Registered .................... 1,505,147 253,078,041
Roche Holding AG , NVS .................... 572,133 272,579,986
Sandoz Group AG ........................ 384,543 33,875,240
587,564,248
a
Professional Services  —  1 .2%
SGS SA , Registered ....................... 161,555 20,408,508
a
Real Estate Management & Development  —  0 .9%
Swiss Prime Site AG , Registered .............. 86,824 16,567,731
a
Specialty Retail  —  0 .5%
Avolta AG
(a)
............................. 126,730 8,331,140
a
Technology Hardware, Storage & Peripherals  —  0 .8%
Logitech International SA , Registered ........... 150,126 13,773,049
a
Textiles, Apparel & Luxury Goods  —  4 .9%
Cie Financiere Richemont SA , Class A, Registered .. 371,424 75,717,621
Swatch Group AG (The) , Bearer ............... 37,455 9,582,545
85,300,166
a
Total Long-Term Investments — 98.5%
(Cost: $ 1,306,055,771 ) ............................... 1,723,623,976
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 766,755 766,755
a
Total Short-Term Securities — 0.0%
(Cost: $ 766,755 ) ................................... 766,755
Total Investments — 98.5%
(Cost: $ 1,306,822,526 ) ............................... 1,724,390,731
Other Assets Less Liabilities — 1 .5% ..................... 26,867,597
Net Assets — 100.0% ................................. $ 1,751,258,328
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

iShares
®
MSCI Switzerland ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
11
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 29,411 $ — $ (29,411)
(b)
$ 3 $ (3) $ — — $ 2
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 620,000 146,755
(b)
— — — 766,755 766,755 6,931 —
$ — $ 3 $ (3)
$ 766,755
$ 6,933 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Swiss Market Index .................................................................... 150 03/20/26 $ 27,172 $ 2,101,074
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,101,074 $ — $ — $ — $ 2,101,074
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 2,543,753 $ — $ — $ — $ 2,543,753
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 1,565,689 $ — $ — $ — $ 1,565,689

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Switzerland ETF
12
2026
iShares Semi-Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 26,722,203
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ —  $ 1,723,623,976  $ —  $ 1,723,623,976
Short-Term Securities
Money Market Funds ...................................... 766,755  —  —  766,755
$ 766,755  $ 1,723,623,976  $ —  $ 1,724,390,731
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,101,074  $ —  $ —  $ 2,101,074
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

13
Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
February 28, 2026
See notes to financial statements.
iShares
MSCI Eurozone ETF
iShares
MSCI Italy ETF
iShares
MSCI Switzerland
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................... $ 10,161,724,148  $ 674,410,691  $ 1,723,623,976
Investments, at value — affiliated
(c)
........................................................ 30,285,921  277,602  766,755
Foreign currency collateral pledged:
(d)
Futures contracts .................................................................. 1,200,506  232,775  1,616,429
Foreign currency, at value
(e)
............................................................. 16,839,082  2,337,219  2,379,037
Receivables:
Investments sold .................................................................. 60,360,776  37,309,703  32,622,411
Securities lending income — affiliated .................................................... 6,148  —  —
Dividends — unaffiliated ............................................................. 875,158  —  —
Dividends — affiliated ............................................................... 9,503  668  1,010
Tax reclaims ..................................................................... 2,187,056  —  24,598,358
Variation margin on futures contracts ..................................................... —  —  383,373
Foreign withholding tax claims ......................................................... 48,658  —  —
Total assets .......................................................................
10,273,536,956  714,568,658  1,785,991,349
LIABILITIES
Collateral on securities loaned ........................................................... 26,782,880  —  —
Payables:
Investments purchased .............................................................. 67,142,103  37,527,690  34,101,848
Investment advisory fees ............................................................. 3,654,466  293,687  631,173
Professional fees .................................................................. 69,775  —  —
Variation margin on futures contracts ..................................................... 8,840  8,705  —
Total liabilities ......................................................................
97,658,064  37,830,082  34,733,021
Commitments and contingent liabilities
NET ASSETS ......................................................................
$ 10,175,878,892  $ 676,738,576  $ 1,751,258,328
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................... $ 9,427,896,798  $ 768,150,037  $ 1,477,198,142
Accumulated earnings (loss) ............................................................ 747,982,094  (91,411,461) 274,060,186
NET ASSETS ......................................................................
$ 10,175,878,892  $ 676,738,576  $ 1,751,258,328
NET ASSET VALUE
Shares outstanding .................................................................. 148,400,000  11,775,000  26,875,000
Net asset value ..................................................................... $ 68.57  $ 57.47  $ 65.16
Shares authorized ................................................................... 1.5 billion 295.4 million 318.625 million
Par value ......................................................................... $                    0.001 $                    0.001 $                    0.001
(a)
Securities loaned, at value ........................................................... $ 24,484,262  $ —  $ —
(b)
Investments, at cost — unaffiliated ...................................................... $ 8,161,672,240  $ 575,853,872  $ 1,306,055,771
(c)
Investments, at cost — affiliated ........................................................ $ 30,285,371  $ 277,602  $ 766,755
(d)
Foreign currency collateral pledged, at cost ................................................ $ 1,200,073  $ 230,085  $ 1,599,324
(e)
  Foreign currency, at cost ............................................................. $ 16,677,437  $ 2,313,772  $ 2,349,378

14
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended February 28, 2026
See notes to financial statements.
iShares
MSCI Eurozone ETF
iShares
MSCI Italy ETF
iShares
MSCI Switzerland
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 57,039,091  $ 10,454,906  $ 1,702,485
Dividends — affiliated .............................................................. 67,223  6,229  6,931
Interest — unaffiliated .............................................................. 11,196  234  12,610
Securities lending income — affiliated — net ............................................... 42,175  11,683  2
Foreign taxes withheld ............................................................. (5,343,872) (1,518,457) (305,231)
Foreign withholding tax claims ........................................................ 730,689  —  —
Total investment income ..............................................................
52,546,502  8,954,595  1,416,797
EXPENSES
Investment advisory ............................................................... 21,128,420  1,659,338  3,592,878
Professional .................................................................... 73,786  —  —
Commitment costs ................................................................ —  3,423  6,898
Interest expense ................................................................. 1,040  1  3,840
Total expenses .................................................................... 21,203,246  1,662,762  3,603,616
Net investment income (loss) ...........................................................
31,343,256  7,291,833  (2,186,819)
—  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................... (57,407,924) (939,290) 2,875,565
Investments — affiliated ........................................................... (1,035) 2,138  3
Foreign currency transactions ....................................................... 506,926  72,875  22,319
Futures contracts ............................................................... 2,416,445  315,260  2,543,753
In-kind redemptions — unaffiliated
(a)
................................................... 57,726,990  79,379,161  1,791,871
3,241,402  78,830,144  7,233,511
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................... 1,252,068,143  3,600,444  247,479,503
Investments — affiliated ........................................................... 1  —  (3)
Foreign currency translations ....................................................... (130,241) 23,446  953,323
Futures contracts ............................................................... 120,716  46,634  1,565,689
1,252,058,619  3,670,524  249,998,512
Net realized and unrealized gain ........................................................
1,255,300,021  82,500,668  257,232,023
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 1,286,643,277  $ 89,792,501  $ 255,045,204
(a)
See Note 2 of the Notes to Financial Statements.

15
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI Eurozone ETF
iShares
MSCI Italy ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 31,343,256  $ 204,952,516  $ 7,291,833  $ 15,571,547
Net realized gain ........................................... 3,241,402  721,131,600  78,830,144  82,535,955
Net change in unrealized appreciation (depreciation) ................... 1,252,058,619  488,350,600  3,670,524  42,698,171
Net increase in net assets resulting from operations ......................
1,286,643,277  1,414,434,716  89,792,501  140,805,673
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(82,664,079)
(b)
(208,470,395) (8,688,896)
(b)
(14,782,535)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
1,095,571,957  (1,223,226,445) (108,261,211) 107,548,426
NET ASSETS
Total increase (decrease) in net assets .............................. 2,299,551,155  (17,262,124) (27,157,606) 233,571,564
Beginning of period ...........................................
7,876,327,737  7,893,589,861  703,896,182  470,324,618
End of period ...............................................
$ 10,175,878,892  $ 7,876,327,737  $ 676,738,576  $ 703,896,182
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

16
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Switzerland ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................................................................ $ (2,186,819) $ 22,421,516
Net realized gain ................................................................................ 7,233,511  57,258,291
Net change in unrealized appreciation (depreciation) ........................................................ 249,998,512  (11,662,297)
Net increase in net assets resulting from operations ...........................................................
255,045,204  68,017,510
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
—  (24,431,240)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........................................
175,277,311  (33,593,171)
NET ASSETS
Total increase in net assets ........................................................................... 430,322,515  9,993,099
Beginning of period ................................................................................
1,320,935,813  1,310,942,714
End of period ....................................................................................
$ 1,751,258,328  $ 1,320,935,813
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

17
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Eurozone ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period .
$ 59.85  $ 51.36  $ 44.76  $ 35.23  $ 50.86  $ 39.52
Net investment income
(a)
......... 0 .23
(b)
1 .42  1 .28
(b)
1 .25
(b)
1 .06
(b)
1 .21
(b)
Net realized and unrealized gain (loss)
(c)
9 .10  8 .61  6 .71  9 .32  (15.04) 11.24
Net increase (decrease) from investment
operations ...................
9 .33  10.03  7 .99  10.57  (13.98) 12.45
Distributions from net investment income
(d)
( 0 .61 )
(e)
( 1 .54 ) ( 1 .39 ) ( 1 .04 ) ( 1 .65 ) ( 1 .11 )
Net asset value, end of period ......
$ 68.57  $ 59.85  $ 51.36  $ 44.76  $ 35.23  $ 50.86
Total Return
(f)
– – – – – –
Based on net asset value ..........
15.67%
(b) (g)
19.78% 18.02%
(b)
30.09%
(b)
(27.98) %
(b)
31.72%
(b)
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .................
0 .49%
(i)
0 .50% 0 .51% 0 .51% 0 .53% 0 .65%
Total expenses excluding professional fees
for foreign withholding tax claims ....
0 .49%
(i)
0 .49% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ............
0 .72%
(b) (i)
2 .66% 2 .70%
(b)
2 .96%
(b)
2 .39%
(b)
2 .64%
(b)
Supplemental Data
Net assets, end of period (000) ......
$ 10,175,879  $ 7,876,328  $ 7,893,590  $ 7,775,037  $ 4,787,972  $ 8,243,943
Portfolio turnover rate
(j)
............
2% 4% 4% 3% 6% 5%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 28, 2026 and the years ended August 31, 2024, August 31, 2023, August 31, 2022 and August 31, 2021, respectively:
• Net investment income per share by $0.00, $0.04, $0.02, $0.10 and $0.53.
• Total return by 0.00%, 0.08%, 0.05%, 0.22% and 1.07%.
• Ratio of net investment income to average net assets by 0.02%, 0.08%, 0.05%, 0.22% and 1.16%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

18
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Italy ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period .......
$ 51.01  $ 38.95  $ 32.07  $ 23.12  $ 32.89  $ 25.76
Net investment income
(a)
............... 0 .57  1 .43  1 .40  1 .19  1 .08  0 .83
Net realized and unrealized gain (loss)
(b)
.....
6 .59  12.01  6 .81  8 .91  ( 9 .58 ) 6 .95
Net increase (decrease) from investment
operations .........................
7 .16  13.44  8 .21  10.10  ( 8 .50 ) 7 .78
Distributions from net investment income
(c)
..... ( 0 .70 )
(d)
( 1 .38 ) ( 1 .33 ) ( 1 .15 ) ( 1 .27 ) ( 0 .65 )
Net asset value, end of period ............
$ 57.47  $ 51.01  $ 38.95  $ 32.07  $ 23.12  $ 32.89
Total Return
(e)
– – – – – –
Based on net asset value ................
14.17%
(f)
35.27% 26.02% 44.24% (26.50) % 30.30%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .49%
(h)
0 .50% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ..................
2 .14%
(h)
3 .37% 4 .00% 4 .10% 3 .56% 2 .70%
Supplemental Data
Net assets, end of period (000) ............
$ 676,739  $ 703,896  $ 470,325  $ 346,409  $ 194,248  $ 594,545
Portfolio turnover rate
(i)
..................
8% 13% 18% 24% 14% 13%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

19
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Switzerland ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period .......
$ 55.33  $ 52.97  $ 46.10  $ 40.66  $ 50.74  $ 41.87
Net investment income (loss)
(a)
........... ( 0 .09 ) 0 .95  0 .89  0 .87  0 .76  0 .75
Net realized and unrealized gain (loss)
(b)
.....
9 .92  2 .43  7 .00  5 .59  ( 9 .98 ) 9 .06
Net increase (decrease) from investment
operations .........................
9 .83  3 .38  7 .89  6 .46  ( 9 .22 ) 9 .81
Distributions from net investment income
(c)
..... —  ( 1 .02 ) ( 1 .02 ) ( 1 .02 ) ( 0 .86 ) ( 0 .94 )
Net asset value, end of period ............
$ 65.16  $ 55.33  $ 52.97  $ 46.10  $ 40.66  $ 50.74
Total Return
(d)
– – – – – –
Based on net asset value ................
17.78%
(e)
6 .45% 17.32% 15.92% (18.24) % 23.49%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .49%
(g)
0 .50% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income (loss) ..............
( 0 .30 ) %
(g)
1 .84% 1 .90% 1 .99% 1 .62% 1 .66%
Supplemental Data
Net assets, end of period (000) ............
$ 1,751,258  $ 1,320,936  $ 1,310,943  $ 1,227,303  $ 1,351,808  $ 1,763,380
Portfolio turnover rate
(h)
..................
6% 9% 6% 10% 8% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
20
2026
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
MSCI Eurozone ............................................................................................................. Diversified
MSCI Italy ................................................................................................................. Non-diversified
MSCI Switzerland ........................................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) ( continued)
21
Notes to Financial Statements
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
22
2026
iShares Semi-Annual Financial Statements and Additional Information
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI Eurozone
Goldman Sachs & Co. LLC ..................................... $ 13,631,139  $ (13,631,139) $ —  $ —
HSBC Bank PLC ............................................ 10,505,670  (10,505,670) —  —
Morgan Stanley ............................................. 347,453  (347,453) —  —
$ 24,484,262  $ (24,484,262)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)
23
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each
Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to September 8, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI Switzerland ETF. Prior to November 10, 2025, ETF
Services were performed by State Street Bank and Trust Company for the iShares MSCI Eurozone ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $7 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59%
Over $7 billion, up to and including $11 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54
Over $11 billion, up to and including $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49
Over $24 billion, up to and including $48 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.44
Over $48 billion, up to and including $72 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40
Over $72 billion, up to and including $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.36
Over $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.32
iShares ETF Amounts
MSCI Eurozone ............................................................................................................ $ 12,582
MSCI Italy ................................................................................................................ 2,968
MSCI Switzerland .......................................................................................................... 1

Notes to Financial Statements
(unaudited) (continued)
24
2026
iShares Semi-Annual Financial Statements and Additional Information
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 28, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Eurozone .........................................................................
$ 49,595,190 $ 47,937,645 $ (24,283,808)
MSCI Italy .............................................................................
35,684,124 19,800,732 322,052
MSCI Switzerland .......................................................................
51,629,812 21,553,987 (77,237)
iShares ETF Purchases Sales
MSCI Eurozone ......................................................................................... $ 219,775,549  $ 175,332,203
MSCI Italy ............................................................................................. 64,074,066  57,477,475
MSCI Switzerland ....................................................................................... 86,868,279  80,234,416
iShares ETF In-kind Purchases In-kind Sales
MSCI Eurozone ......................................................................................... $ 1,201,725,717  $ 199,271,035
MSCI Italy ............................................................................................. 145,362,617  261,201,455
MSCI Switzerland ....................................................................................... 176,601,303  6,598,784
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
MSCI Eurozone .............................................................................................................
$ (1,171,165,263)
MSCI Italy .................................................................................................................
(269,162,822)
MSCI Switzerland ...........................................................................................................
(146,038,820)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Eurozone .................................................. $ 8,240,493,513  $ 2,699,640,286  $ (747,777,316) $ 1,951,862,970
MSCI Italy ...................................................... 577,524,022  124,120,733  (26,896,119) 97,224,614
MSCI Switzerland ................................................ 1,314,462,092  454,289,719  (42,260,006) 412,029,713

Notes to Financial Statements
(unaudited) ( continued)
25
Notes to Financial Statements
9. Line of Credit
The iShares MSCI Italy ETF and iShares MSCI Switzerland ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement
(“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of
0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”)
plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each
Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the iShares MSCI Italy ETF and iShares MSCI Switzerland ETF did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

Notes to Financial Statements
(unaudited) (continued)
26
2026
iShares Semi-Annual Financial Statements and Additional Information
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
Six Months Ended
02/28/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI Eurozone
Shares sold ......................................................... 20,100,000  $ 1,296,580,044  32,500,000  $ 1,742,884,360
Shares redeemed ..................................................... (3,300,000) (201,008,087) (54,600,000) (2,966,110,805)
16,800,000  $ 1,095,571,957  (22,100,000) $ (1,223,226,445)
MSCI Italy
Shares sold ......................................................... 2,925,000  $ 153,722,981  10,650,000  $ 472,085,091
Shares redeemed ..................................................... (4,950,000) (261,984,192) (8,925,000) (364,536,665)
(2,025,000) $ (108,261,211) 1,725,000  $ 107,548,426
MSCI Switzerland
Shares sold ......................................................... 3,125,000  $ 182,096,024  5,875,000  $ 304,432,493
Shares redeemed ..................................................... (125,000) (6,818,713) (6,750,000) (338,025,664)
3,000,000  $ 175,277,311  (875,000) $ (33,593,171)

Notes to Financial Statements
(unaudited) ( continued)
27
Notes to Financial Statements
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares MSCI Eurozone ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying
Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and
Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of February 28, 2026 is $48,658 or $0.00 per share.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of February 28, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the
Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which the iShares MSCI Eurozone ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
28
2026
iShares Semi-Annual Financial Statements and Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
29
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
NVS Non-Voting Shares

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares, Inc.
iShares MSCI Global Metals & Mining Producers ETF | PICK | Cboe BZX Exchange

Page
2

iShares
®
MSCI Global Metals & Mining Producers ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  21 .4%
Arafura Rare Earths Ltd.
(a)
................... 4,787,444 $ 885,816
BHP Group Ltd. .......................... 6,200,943 251,604,903
BlueScope Steel Ltd. ...................... 533,229 10,622,360
Brazilian Rare Earths Ltd.
(a)
.................. 106,307 405,502
Champion Iron Ltd. ....................... 454,206 1,732,709
Deterra Royalties Ltd. ...................... 534,456 1,641,148
Develop Global Ltd.
(a)
...................... 319,659 1,318,542
Elevra Lithium Ltd.
(a)
....................... 184,373 1,069,177
Fortescue Ltd. ........................... 2,066,121 31,035,657
IGO Ltd.
(a)
.............................. 830,929 5,082,407
Iluka Resources Ltd. ....................... 526,709 2,526,962
Imdex Ltd. ............................. 623,450 1,883,453
IperionX Ltd.
(a)
........................... 369,355 1,765,949
Leo Lithium Ltd.
(b)
......................... 1,454,959 10
Liontown Ltd.
(a)
.......................... 2,339,616 2,830,203
Lynas Rare Earths Ltd.
(a)
.................... 1,109,218 14,701,839
Macmahon Holdings Ltd. .................... 1,433,558 761,029
Mineral Resources Ltd.
(a)
.................... 216,345 9,350,565
Nickel Industries Ltd.
(a)
..................... 2,658,049 1,905,377
Perenti Ltd. ............................. 1,032,320 1,726,211
PLS Group Ltd.
(a) (c)
........................ 3,923,055 14,436,470
Rio Tinto Ltd. ........................... 453,881 53,957,370
Sandfire Resources Ltd.
(a)
................... 561,641 8,056,149
Sims Ltd. .............................. 201,956 3,154,390
South32 Ltd. ............................ 5,477,863 17,944,832
Stanmore Resources Ltd. ................... 450,700 845,574
Vulcan Energy Resources Ltd.
(a)
............... 460,777 1,225,467
Vulcan Steel Ltd.
(c)
........................ 90,706 464,121
WA1 Resources Ltd.
(a)
..................... 63,539 791,419
443,725,611
a
Austria  —  0 .4%
voestalpine AG .......................... 131,355 7,517,463
a
Belgium  —  0 .2%
Bekaert SA ............................. 41,063 2,119,292
Viohalco SA ............................ 60,155 1,123,851
3,243,143
a
Brazil  —  3 .8%
Cia Brasileira de Aluminio
(a)
.................. 234,783 464,849
Cia Siderurgica Nacional SA
(a)
................ 735,895 1,237,377
Vale SA ............................... 4,433,404 76,508,974
78,211,200
a
Canada  —  7 .6%
AbraSilver Resource Corp.
(a)
................. 164,369 2,122,018
Almonty Industries, Inc. , CDI
(a)
................ 224,462 4,141,863
Altius Minerals Corp.
(c)
..................... 48,782 1,723,401
Americas Gold & Silver Corp.
(a) (c)
.............. 267,448 2,625,365
Capstone Copper Corp.
(a)
................... 1,004,873 10,394,603
Collective Mining Ltd.
(a)
..................... 67,605 1,408,055
ERO Copper Corp.
(a)
...................... 119,900 4,101,414
First Quantum Minerals Ltd.
(a)
................ 868,335 25,998,168
Foran Mining Corp.
(a)
...................... 349,117 1,878,611
Hudbay Minerals, Inc. ...................... 484,193 13,719,482
Ivanhoe Electric, Inc.
(a)
..................... 113,631 1,953,317
Ivanhoe Mines Ltd. , Class A
(a) (c)
............... 955,928 10,932,500
Labrador Iron Ore Royalty Corp. ............... 78,044 1,786,250
Lithium Americas Corp.
(a) (c)
................... 272,518 1,378,523
Lundin Mining Corp. ....................... 834,494 26,587,815
Major Drilling Group International, Inc.
(a) (c)
......... 97,825 1,306,676
NGEx Minerals Ltd.
(a)
...................... 171,684 3,967,215
Security Shares Value
a
Canada (continued)
NioCorp Developments Ltd.
(a) (c)
................ 137,243 $ 727,388
Northern Dynasty Minerals Ltd.
(a)
.............. 668,291 1,033,755
Sigma Lithium Corp.
(a) (c)
.................... 79,790 1,149,774
Solaris Resources, Inc.
(a)
.................... 110,095 1,186,464
Taseko Mines Ltd.
(a)
....................... 440,713 3,925,562
Teck Resources Ltd. , Class B ................ 557,834 32,761,322
Vizsla Silver Corp.
(a) (c)
...................... 420,738 1,841,432
158,650,973
a
Chile  —  0 .0%
CAP SA
(a)
.............................. 80,231 653,571
a
China  —  4 .2%
Aluminum Corp. of China Ltd. , Class A .......... 940,365 1,878,611
Aluminum Corp. of China Ltd. , Class H .......... 4,546,000 8,197,568
Baiyin Nonferrous Group Co. Ltd. , Class A ........ 534,000 836,499
Baoshan Iron & Steel Co. Ltd. , Class A .......... 1,570,893 1,648,395
Chengtun Mining Group Co. Ltd. , Class A ........ 222,900 548,084
China Hanking Holdings Ltd. ................. 856,000 449,697
China Hongqiao Group Ltd. .................. 3,481,000 15,700,974
China Nonferrous Mining Corp. Ltd. ............ 1,661,000 3,174,833
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 260,769 2,371,516
China Rare Earth Resources And Technology Co. Ltd. ,
Class A
(a)
............................. 72,200 683,924
Citic Pacific Special Steel Group Co. Ltd. , Class A ... 235,700 619,059
CMOC Group Ltd. , Class A .................. 1,261,700 4,405,187
CMOC Group Ltd. , Class H .................. 4,533,000 13,945,486
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(a)
................................. 219,000 1,197,218
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 163,700 773,555
Hunan Valin Steel Co. Ltd. , Class A ............. 491,000 479,712
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A . 3,268,621 1,543,422
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 126,900 1,021,676
Jiangxi Copper Co. Ltd. , Class A .............. 149,325 1,262,329
Jiangxi Copper Co. Ltd. , Class H .............. 1,261,000 7,314,957
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 240,100 857,980
Maanshan Iron & Steel Co. Ltd. , Class H
(a)
........ 1,712,000 597,872
MMG Ltd.
(a)
............................. 5,187,600 7,122,454
Shandong Hongqiao Aluminum Industry Holding Co.
Ltd. , Class A
(a)
......................... 151,800 646,508
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 847,030 872,990
Shanjin International Gold Co. Ltd. , Class A ....... 204,040 925,158
Shougang Fushan Resources Group Ltd. ......... 2,508,000 1,079,136
Sinomine Resource Group Co. Ltd. , Class A ....... 52,000 689,794
Tiangong International Co. Ltd.
(c)
.............. 1,650,000 888,300
Tianshan Aluminum Group Co. Ltd. , Class A ....... 327,760 843,185
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 998,200 1,152,757
Western Mining Co. Ltd. , Class A .............. 170,800 861,734
Western Superconducting Technologies Co. Ltd. , Class
A .................................. 42,889 563,417
Xiamen Tungsten Co. Ltd. , Class A ............. 110,799 1,132,610
Xinjiang Xinxin Mining Industry Co. Ltd. , Class H .... 810,000 302,984
Yunnan Aluminium Co. Ltd. , Class A ............ 246,400 1,118,268
87,707,849
a
Finland  —  0 .2%
Outokumpu OYJ ......................... 463,462 3,129,335
a
France  —  1 .8%
APERAM SA ............................ 53,831 2,826,922
ArcelorMittal SA .......................... 520,908 34,124,106

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Global Metals & Mining Producers ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
France (continued)
Eramet SA
(c)
............................ 10,097 $ 702,553
37,653,581
a
Germany  —  0 .7%
Aurubis AG ............................. 30,260 6,131,169
Salzgitter AG ............................ 29,341 1,872,693
thyssenkrupp AG ......................... 610,138 7,528,652
15,532,514
a
Hong Kong  —  0 .1%
China Metal Recycling Holdings Ltd.
(a) (b)
.......... 132,000 —
Jiaxin International Resources Investment Ltd.
(a)
.... 105,600 1,320,776
Jinchuan Group International Resources Co. Ltd.
(a) (b) (c)
2,398,000 156,937
1,477,713
a
India  —  4 .6%
APL Apollo Tubes Ltd. ..................... 220,803 5,429,576
Ashapura Minechem Ltd. ................... 88,717 515,376
Godawari Power and Ispat Ltd. ............... 292,051 855,462
Gravita India Ltd. ......................... 40,306 715,603
Hindalco Industries Ltd. .................... 1,651,237 16,804,888
Hindustan Copper Ltd. ..................... 357,536 2,228,993
Jindal Saw Ltd. .......................... 275,040 561,270
Jindal Stainless Ltd. ....................... 402,498 3,440,907
Jindal Steel Ltd. .......................... 436,292 5,974,158
JSW Steel Ltd. .......................... 748,667 10,427,514
Kirloskar Ferrous Industries Ltd. ............... 78,540 343,290
Maharashtra Seamless Ltd. .................. 48,573 300,004
Mishra Dhatu Nigam Ltd.
(d)
.................. 53,291 203,317
MOIL Ltd. .............................. 75,734 256,136
National Aluminium Co. Ltd. .................. 1,010,879 3,944,214
NMDC Ltd. ............................. 3,760,601 3,384,088
NMDC Steel Ltd.
(a)
........................ 922,786 411,885
PTC Industries Ltd.
(a)
...................... 6,164 1,215,430
Ramkrishna Forgings Ltd. ................... 98,620 598,865
Ratnamani Metals & Tubes Ltd. ............... 33,968 916,942
Sandur Manganese & Iron Ores Ltd. (The) ........ 140,154 333,768
Sarda Energy & Minerals Ltd. ................ 105,470 640,011
Surya Roshni Ltd. ........................ 80,901 199,275
Tata Steel Ltd. , GDR
(e)
..................... 5,974 136,805
Tata Steel Ltd. ........................... 9,112,605 21,306,308
Usha Martin Ltd. ......................... 186,471 859,693
Vedanta Ltd. ............................ 1,676,005 13,255,913
Welspun Corp. Ltd. ....................... 112,077 1,019,572
96,279,263
a
Indonesia  —  0 .8%
Amman Mineral Internasional PT
(a)
............. 17,746,412 8,095,461
Bumi Resources Minerals Tbk PT
(a)
............. 69,423,300 4,012,966
Merdeka Copper Gold Tbk PT
(a)
............... 11,909,086 2,663,841
Petrosea Tbk PT ......................... 3,660,400 1,334,672
Vale Indonesia Tbk PT ..................... 2,623,800 1,233,601
17,340,541
a
Japan  —  6 .1%
Aichi Steel Corp. ......................... 37,800 846,798
Daido Steel Co. Ltd. ....................... 155,400 2,368,414
Dowa Holdings Co. Ltd. .................... 64,700 4,778,992
JFE Holdings, Inc. ........................ 700,800 9,865,231
JX Advanced Metals Corp. .................. 679,500 18,033,456
Kobe Steel Ltd. .......................... 458,000 6,664,777
Kyoei Steel Ltd. .......................... 19,000 322,798
Maruichi Steel Tube Ltd. .................... 213,000 2,216,151
Mitsubishi Materials Corp. ................... 149,600 5,740,431
Mitsui Kinzoku Co. Ltd. ..................... 70,100 16,472,518
Nippon Light Metal Holdings Co. Ltd. ............ 66,640 1,329,148
Security Shares Value
a
Japan (continued)
Nippon Steel Corp. ........................ 5,907,525 $ 23,999,243
Nittetsu Mining Co. Ltd. ..................... 53,300 1,426,370
Osaka Steel Co. Ltd.
(c)
..................... 13,400 223,657
Sumitomo Metal Mining Co. Ltd. ............... 300,100 24,373,535
Tokyo Steel Manufacturing Co. Ltd. ............. 65,100 674,821
UACJ Corp. ............................ 179,052 3,164,243
Yamato Kogyo Co. Ltd. ..................... 45,300 3,768,610
Yodoko Ltd. ............................ 129,800 1,198,182
127,467,375
a
Malaysia  —  0 .4%
Press Metal Aluminium Holdings Bhd ........... 4,536,600 8,307,375
a
Mexico  —  2 .3%
Grupo Mexico SAB de CV , Series B ............ 3,800,448 48,334,231
a
Netherlands  —  0 .3%
AMG Critical Materials N.V. .................. 37,748 1,491,455
Constellium SE , Class A
(a)
................... 153,612 3,823,402
5,314,857
a
Norway  —  0 .8%
Norsk Hydro ASA ......................... 1,689,356 15,674,565
a
Peru  —  1 .6%
Cia de Minas Buenaventura SAA , ADR .......... 203,339 8,879,814
Southern Copper Corp. ..................... 111,118 24,257,060
33,136,874
a
Poland  —  1 .0%
Grupa Kety SA .......................... 11,897 3,602,388
Jastrzebska Spolka Weglowa SA
(a)
............. 63,043 479,141
KGHM Polska Miedz SA
(a)
................... 171,565 16,178,916
20,260,445
a
Qatar  —  0 .1%
Qatar Aluminum Manufacturing Co. ............. 3,452,498 1,648,046
a
Russia  —  0 .0%
Alrosa PJSC
(a) (b)
.......................... 2,886,002 373
GMK Norilskiy Nickel PAO
(a) (b)
................ 47,600 —
Novolipetsk Steel PJSC
(a) (b)
.................. 11,120 2
Severstal PAO
(a) (b)
........................ 233,400 30
United Co. RUSAL International PJSC
(a) (b)
........ 3,450,000 446
851
a
Saudi Arabia  —  1 .6%
Advanced Building Industries Co.
(a)
............. 35,502 345,803
Al Masane Al Kobra Mining Co. ............... 43,748 1,139,053
East Pipes Integrated Co. for Industry ........... 18,151 678,674
Saudi Arabian Mining Co.
(a)
.................. 1,656,485 30,930,561
Saudi Steel Pipe Co. ...................... 25,116 257,361
33,351,452
a
South Africa  —  4 .4%
African Rainbow Minerals Ltd. ................ 127,640 2,010,459
Impala Platinum Holdings Ltd. ................ 1,107,350 24,600,538
Northam Platinum Holdings Ltd. ............... 440,824 12,067,046
Sibanye Stillwater Ltd.
(a)
.................... 3,466,329 15,398,154
Valterra Platinum Ltd. ...................... 323,902 38,029,998
92,106,195
a
South Korea  —  1 .5%
Hyundai Steel Co. ........................ 105,535 3,403,526
Poongsan Corp.
(a)
........................ 20,463 1,644,170
POSCO Holdings, Inc. ..................... 88,924 25,521,224
SeAH Besteel Holdings Corp. ................ 19,030 915,523

iShares
®
MSCI Global Metals & Mining Producers ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
South Korea (continued)
SeAH Steel Holdings Corp. .................. 1 $ 99
31,484,542
a
Spain  —  0 .2%
Acerinox SA ............................ 228,618 3,635,776
a
Sweden  —  2 .0%
Alleima AB ............................. 230,666 2,100,578
Boliden AB
(a)
............................ 347,020 27,507,481
Granges AB ............................ 130,090 2,303,646
SSAB AB , Class A ........................ 267,313 2,386,007
SSAB AB , Class B ........................ 773,242 6,827,479
41,125,191
a
Taiwan  —  0 .9%
Century Iron & Steel Industrial Co. Ltd. .......... 201,000 820,700
China Steel Corp. ........................ 14,240,612 9,421,778
Chung Hung Steel Corp.
(a)
................... 1,006,000 581,210
EVERGREEN Steel Corp. ................... 223,000 733,090
Feng Hsin Steel Co. Ltd. .................... 505,918 1,097,390
Gloria Material Technology Corp. .............. 478,000 533,906
TA Chen Stainless Pipe ..................... 2,300,721 2,709,280
Tung Ho Steel Enterprise Corp. ............... 550,700 1,293,221
Yieh Phui Enterprise Co. Ltd.
(a)
................ 1,069,831 499,285
17,689,860
a
Turkey  —  0 .2%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret
A.S.
(a)
............................... 2,905 42,888
Eregli Demir ve Celik Fabrikalari TAS ........... 4,255,530 3,170,165
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. ,
Class D
(a) (c)
........................... 934,289 693,431
TR Anadolu Metal Madencilik Isletmeleri A.S.
(a)
..... 220,384 846,743
4,753,227
a
United Kingdom  —  15 .7%
Anglo American PLC ...................... 1,366,385 68,172,453
Antofagasta PLC ......................... 482,826 27,739,677
ATALAYA MINING COPPER SA ............... 120,520 1,660,974
Glencore PLC
(a)
.......................... 12,179,610 88,005,175
Hill & Smith PLC ......................... 97,256 3,124,572
Rio Tinto PLC ........................... 1,378,247 136,542,559
325,245,410
a
United States  —  14 .4%
Alcoa Corp. ............................. 317,068 19,683,580
Alpha Metallurgical Resources, Inc.
(a)
........... 13,625 2,216,106
American Battery Technology Co.
(a) (c)
............ 144,461 533,061
Century Aluminum Co.
(a)
.................... 69,417 3,579,141
Cleveland-Cliffs, Inc.
(a)
..................... 697,217 7,432,333
Commercial Metals Co. ..................... 135,416 9,925,993
Compass Minerals International, Inc.
(a)
........... 43,652 1,100,030
Freeport-McMoRan, Inc. .................... 1,753,148 119,354,316
Kaiser Aluminum Corp. ..................... 19,549 2,544,107
Materion Corp.
(c)
......................... 25,255 4,118,080
Metallus, Inc.
(a)
.......................... 47,303 804,151
MP Materials Corp. , Class A
(a) (c)
............... 173,453 10,211,178
Nucor Corp. ............................ 279,417 49,423,279
Ramaco Resources, Inc. , Class A
(a)
............. 46,999 711,565
Reliance, Inc. ........................... 63,837 20,149,511
Ryerson Holding Corp. ..................... 56,111 1,467,864
Steel Dynamics, Inc. ....................... 169,390 32,714,291
SunCoke Energy, Inc. ...................... 105,474 601,202
TMC the metals Co., Inc.
(a) (c)
................. 249,771 1,566,064
Trilogy Metals, Inc.
(a) (c)
...................... 131,569 582,851
United States Antimony Corp.
(a) (c)
.............. 144,461 1,291,481
Security Shares Value
a
United States (continued)
USA Rare Earth, Inc. , Class A
(a) (c)
.............. 93,136 $ 1,760,270
Warrior Met Coal, Inc. ...................... 64,155 5,340,262
Worthington Steel, Inc. ..................... 39,667 1,648,561
298,759,277
a
Total Common Stocks — 99.3%
(Cost: $ 1,581,806,288 ) ............................... 2,059,418,306
a
Preferred Stocks
Brazil  —  0 .5%
Bradespar SA , Preference Shares , NVS ......... 307,981 1,491,694
Cia de Ferro Ligas da Bahia FERBASA , Preference
Shares , NVS .......................... 187,701 310,486
Gerdau SA , Preference Shares , NVS ........... 1,566,719 6,414,792
Metalurgica Gerdau SA , Preference Shares , NVS ... 993,619 1,810,280
Usinas Siderurgicas de Minas Gerais SA Usiminas ,
Class A, Preference Shares , NVS
(a)
........... 608,500 839,187
10,866,439
a
Russia  —  0 .0%
Mechel PJSC , Preference Shares , NVS
(a) (b)
....... 96,000 13
a
Total Preferred Stocks — 0.5%
(Cost: $ 8,779,853 ) .................................. 10,866,452
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,590,586,141 ) ............................... 2,070,284,758
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(f) (g) (h)
...................... 26,849,235 26,862,660
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(f) (g)
............................. 2,930,609 2,930,609
a
Total Short-Term Securities — 1.4%
(Cost: $ 29,792,169 ) ................................. 29,793,269
Total Investments —  101.2%
(Cost: $ 1,620,378,310 ) ............................... 2,100,078,027
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (25,278,266)
Net Assets — 100.0% ................................. $ 2,074,799,761
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
All or a portion of this security is on loan.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Global Metals & Mining Producers ETF
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 11,004,168  $ 15,859,823
(a)
$ —  $ (1,563) $ 232  $ 26,862,660  26,849,235  $ 136,960
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 790,000  2,140,609
(a)
—  —  —  2,930,609  2,930,609  52,492  —
$ —  $ (1,563) $ 232
$ 29,793,269
$ 189,452  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 5 03/20/26 $ 586 $ 14,570
MSCI Emerging Markets Index ............................................................. 35 03/20/26 2,806 20,829
$ 35,399
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 35,399 $ — $ — $ — $ 35,399
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 448,557 $ — $ — $ — $ 448,557
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 23,422 $ — $ — $ — $ 23,422

iShares
®
MSCI Global Metals & Mining Producers ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
7
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $585,231 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 2,019,108
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 628,232,775  $ 1,431,027,733  $ 157,798  $ 2,059,418,306
Preferred Stocks ......................................... 10,866,439  —  13  10,866,452
Short-Term Securities
Money Market Funds ...................................... 29,793,269  —  —  29,793,269
$ 668,892,483  $ 1,431,027,733  $ 157,811  $ 2,100,078,027
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 35,399  $ —  $ —  $ 35,399
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8
2026
iShares Semi-Annual Financial Statements and Additional Information
Statement of Assets and Liabilities
(unaudited)
February 28, 2026
See notes to financial statements.
iShares
MSCI Global Metals
& Mining Producers
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 2,070,284,758
Investments, at value — affiliated
(c)
....................................................................................... 29,793,269
Cash ........................................................................................................... 637,000
Cash pledged:
Futures contracts ................................................................................................. 88,000
Foreign currency, at value
(d)
............................................................................................ 2,083,019
Receivables:
Investments sold ................................................................................................. 11,827,988
Securities lending income — affiliated ................................................................................... 21,049
Capital shares sold ................................................................................................ 2,126,178
Dividends — unaffiliated ............................................................................................ 2,228,981
Dividends — affiliated .............................................................................................. 12,000
Tax reclaims .................................................................................................... 114,295
Variation margin on futures contracts .................................................................................... 365
Foreign withholding tax claims ........................................................................................ 34,422
Total assets ......................................................................................................
2,119,251,324
LIABILITIES
Bank borrowings ................................................................................................... 585,231
Collateral on securities loaned .......................................................................................... 26,855,567
Payables:
Investments purchased ............................................................................................. 12,578,325
Deferred foreign capital gain tax ....................................................................................... 3,840,890
Investment advisory fees ............................................................................................ 574,845
Professional fees ................................................................................................. 16,705
Total liabilities .....................................................................................................
44,451,563
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 2,074,799,761
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 1,797,393,387
Accumulated earnings ............................................................................................... 277,406,374
NET ASSETS .....................................................................................................
$ 2,074,799,761
NET ASSET VALUE
Shares outstanding ................................................................................................. 32,350,000
Net asset value .................................................................................................... $ 64.14
Shares authorized .................................................................................................. 500 million
Par value ........................................................................................................ $                    0.001
(a)
Securities loaned, at value .......................................................................................... $ 25,699,491
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 1,590,586,141
(c)
Investments, at cost — affiliated ....................................................................................... $ 29,792,169
(d)
  Foreign currency, at cost ............................................................................................ $ 2,064,652

9
Statement of Operations
Statement of Operations
(unaudited)
Six Months Ended February 28, 2026
See notes to financial statements.
iShares
MSCI Global Metals
& Mining Producers
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 10,339,732
Dividends — affiliated .............................................................................................. 52,492
Interest — unaffiliated .............................................................................................. 2,695
Securities lending income — affiliated — net ............................................................................... 136,960
Foreign taxes withheld ............................................................................................. (522,059)
Foreign withholding tax claims ........................................................................................ 317,425
Total investment income ..............................................................................................
10,327,245
EXPENSES
Investment advisory ............................................................................................... 2,246,882
Professional .................................................................................................... 18,513
Commitment costs ................................................................................................ 4,010
Interest expense ................................................................................................. 6,381
Total expenses .................................................................................................... 2,275,786
Net investment income ...............................................................................................
8,051,459
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................................ 7,999,566
Investments — affiliated ........................................................................................... (1,563)
Foreign currency transactions ....................................................................................... (113,989)
Futures contracts ............................................................................................... 448,557
In-kind redemptions — unaffiliated
(b)
................................................................................... 18,695,804
27,028,375
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................................................ 546,018,878
Investments — affiliated ........................................................................................... 232
Foreign currency translations ....................................................................................... 85,572
Futures contracts ............................................................................................... 23,422
546,128,104
Net realized and unrealized gain ........................................................................................
573,156,479
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 581,207,938
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........................................................... $ (353,804)
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of increase in deferred foreign capital gain tax of ......................................................................... $ (2,591,854)

10
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI Global Metals & Mining Producers ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................................... $ 8,051,459  $ 21,812,938
Net realized gain (loss) ........................................................................... 27,028,375  (40,057,498)
Net change in unrealized appreciation (depreciation) ....................................................... 546,128,104  74,981,010
Net increase in net assets resulting from operations ..........................................................
581,207,938  56,736,450
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................
(15,990,668)
(b)
(27,831,516)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................
688,609,195  (174,382,061)
NET ASSETS
Total increase (decrease) in net assets .................................................................. 1,253,826,465  (145,477,127)
Beginning of period ...............................................................................
820,973,296  966,450,423
End of period ...................................................................................
$ 2,074,799,761  $ 820,973,296
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

11
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Global Metals & Mining Producers ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period .....
$ 41.05  $ 39.29  $ 40.26  $ 36.62  $ 45.61  $ 27.79
Net investment income
(a)
............. 0 .35
(b)
1 .03  1 .23
(b)
1 .83  2 .67  2 .13
Net realized and unrealized gain (loss)
(c)
...
23.52  2 .06  ( 0 .67 ) 3 .66  ( 8 .08 ) 16.86
Net increase (decrease) from investment
operations .......................
23.87  3 .09  0 .56  5 .49  ( 5 .41 ) 18.99
Distributions from net investment income
(d)
... ( 0 .78 )
(e)
( 1 .33 ) ( 1 .53 ) ( 1 .85 ) ( 3 .58 ) ( 1 .17 )
Net asset value, end of period ..........
$ 64.14  $ 41.05  $ 39.29  $ 40.26  $ 36.62  $ 45.61
Total Return
(f)
– – – – – –
Based on net asset value ..............
58.75%
(b) (g)
8 .29% 1 .20%
(b)
14.96% (12.69) % 68.77%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .....................
0 .39%
(i)
0 .39% 0 .39% 0 .39% 0 .39% 0 .39%
Total expenses excluding professional fees for
foreign withholding tax claims ..........
0 .39%
(i)
0 .39% 0 .39 % N/A  N/A  N/A
Net investment income ................
1 .40%
(b) (i)
2 .71% 3 .00%
(b)
4 .50% 6 .23% 5 .11%
Supplemental Data
Net assets, end of period (000) ..........
$ 2,074,800  $ 820,973  $ 966,450  $ 1,463,447  $ 1,222,991  $ 1,106,060
Portfolio turnover rate
(j)
................
5% 10% 11% 13% 19% 17%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 28, 2026 and the year ended August 31, 2024, respectively:
• Net investment income per share by $0.01 and $0.00.
• Total return by 0.03% and 0.01%.
• Ratio of net investment income to average net assets by 0.05% and 0.00%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
12
2026
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
iShares ETF
Diversification
Classification
MSCI Global Metals & Mining Producers ........................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) ( continued)
13
Notes to Financial Statements
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of the Fund has
approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)
14
2026
iShares Semi-Annual Financial Statements and Additional Information
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI Global Metals & Mining Producers
Barclays Bank PLC ............................................... $ 287,182 $ (287,182) $ — $ —
BNP Paribas SA ................................................. 3,977,810 (3,977,810) — —
BofA Securities, Inc. .............................................. 345,392 (345,392) — —
Citadel Clearing LLC .............................................. 641,683 (641,683) — —
Citigroup Global Markets, Inc. ........................................ 5,198,040 (5,198,040) — —
Goldman Sachs & Co. LLC ......................................... 2,739,802 (2,739,802) — —
J.P. Morgan Securities LLC ......................................... 5,197,104 (5,197,104) — —
Jefferies LLC ................................................... 72,363 (72,363) — —
Macquarie Bank Ltd. .............................................. 77,524 (77,524) — —
Morgan Stanley ................................................. 3,444,241 (3,444,241) — —
National Financial Services LLC ...................................... 428,241 (428,241) — —
SG Americas Securities LLC ........................................ 31,231 (31,231) — —
State Street Bank & Trust Co. ........................................ 8,940 (8,940) — —
TD Securities (USA) LLC ........................................... 93,665 (93,665) — —
UBS AG ...................................................... 3,105,683 (3,105,683) — —
UBS Securities LLC .............................................. 50,590 (50,590) — —
$ 25,699,491 $ (25,699,491)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)
15
Notes to Financial Statements
a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.39%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
For the Fund, BFA has contractually agreed to waive a portion of its investment advisory fee through December 31, 2028 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
For six months ended February 28, 2026, there were no fees waived by BFA pursuant to these arrangements.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Prior to September 8, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Notes to Financial Statements
(unaudited) (continued)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended
February 28, 2026, the Fund paid BTC $34,179 for securities lending agent services.
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 28, 2026, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the
Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of August 31, 2025, the Fund had non-expiring capital loss carryforwards of $198,114,121 available to offset future realized capital gains.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Global Metals & Mining Producers .......................................................
$ 5,851,190 $ 3,736,018 $ (341,483)
iShares ETF Purchases Sales
MSCI Global Metals & Mining Producers ....................................................................... $ 190,529,957 $ 59,651,731
iShares ETF In-kind Purchases In-kind Sales
MSCI Global Metals & Mining Producers ......................................................................... $ 647,562,414 $ 101,615,898
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Global Metals & Mining Producers ................................ $ 1,646,595,765  $ 495,042,309  $ (41,524,648) $ 453,517,661

Notes to Financial Statements
(unaudited) ( continued)
17
Notes to Financial Statements
Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the six months ended February 28, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the
Syndicated Credit Agreement were as follows:
10. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
MSCI Global Metals & Mining Producers ...................................................... $ 585,000 $ 7,459 4.89%

Notes to Financial Statements
(unaudited) (continued)
18
2026
iShares Semi-Annual Financial Statements and Additional Information
as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
The Fund has substantial exposure to certain commodity markets through investments in commodity-linked instruments and through commodity-related equities. Any negative changes in commodity markets that may be due to changes in supply and demand for the commodities, market events, regulatory developments or other factors that the Fund cannot control could have an adverse impact on the Fund’s portfolios.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The Fund has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the
ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statement of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of February 28, 2026, is $34,422 or $0.00 per share.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of February 28, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund's performance. If a
Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s
NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Six Months Ended
02/28/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI Global Metals & Mining Producers
Shares sold ......................................................... 14,950,000  $ 812,683,645  400,000  $ 14,426,687
Shares redeemed ..................................................... (2,600,000) (124,074,450) (5,000,000) (188,808,748)
12,350,000  $ 688,609,195  (4,600,000) $ (174,382,061)

Notes to Financial Statements
(unaudited) ( continued)
19
Notes to Financial Statements
Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
20
2026
iShares Semi-Annual Financial Statements and Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Fund from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
21
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVS Non-Voting Shares
PJSC Public Joint Stock Company

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares, Inc.

Date: April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares, Inc.

Date: April 21, 2026

By:     /s/ Trent Walker___________________

          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares, Inc.

Date: April 21, 2026